UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05686
AIM Investment Securities Funds (Invesco Investment Securities Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
February 28
Date of reporting period:
February 28, 2026
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Corporate Bond Fund
Class A: ACCBX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Corporate Bond Fund (Class A)	$73	0.71%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market continued to benefit from generally supportive fundamentals, including resilient economic growth and stable corporate balance sheets. Credit spreads remained near historically tight levels for much of the period, although there were intermittent periods of modest widening as macro conditions evolved. Because the Fund holds predominantly corporate bonds, it benefited from this overall constructive market environment.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 6.27%. For the same time period, the Bloomberg U.S. Credit Index returned 6.68%.
What contributed to performance?
Investment-grade industrials | Exposure to the investment-grade industrials sector contributed to relative Fund performance, supported by stable corporate fundamentals and continued demand for high-quality credit across key industries.
High-yield industrials | Sector allocation within high-yield corporates, particularly in the industrials sub-sector, contributed positively during the fiscal year, as the broader high-yield market was supported by constructive risk sentiment and resilient issuer fundamentals.
What detracted from performance?
Investment-grade financials | Security selection within the investment-grade financials sector detracted from the Fund’s relative performance, as several issuers underperformed during the period.
Treasuries | Selection within Treasuries, particularly in longer maturity bonds, detracted from relative performance amid an elevated rates environment.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Corporate Bond Fund (Class A) —including sales charge	1.73%	-0.30%	3.29%
Invesco Corporate Bond Fund (Class A) —excluding sales charge	6.27%	0.58%	3.75%
Bloomberg U.S. Credit Index	6.68%	0.85%	3.16%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,134,581,616
Total number of portfolio holdings	1,819
Total advisory fees paid	$10,543,516
Portfolio turnover rate	219%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	1.01%
U.S. Treasury Bonds, 4.63%, 11/15/2055	0.87%
Beignet Investor LLC, 6.58%, 05/30/2049	0.82%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.72%
Goldman Sachs Group, Inc. (The), 5.39%, 02/02/2041	0.55%
Raising Cane's Restaurants LLC, Term Loan, 5.67%, 11/03/2032	0.52%
AP Grange Holdings LLC, 6.50%, 03/20/2045	0.52%
QTS Thunder Managing Issuer LLC, 5.67%, 12/10/2030	0.51%
Royal Bank of Canada, 6.50%, 05/24/2086	0.45%
Goldman Sachs Group, Inc. (The), 5.54%, 01/21/2047	0.44%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-CBD-AR-A
Invesco Corporate Bond Fund

Invesco Corporate Bond Fund
Class C: ACCEX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Corporate Bond Fund (Class C)	$147	1.43%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market continued to benefit from generally supportive fundamentals, including resilient economic growth and stable corporate balance sheets. Credit spreads remained near historically tight levels for much of the period, although there were intermittent periods of modest widening as macro conditions evolved. Because the Fund holds predominantly corporate bonds, it benefited from this overall constructive market environment.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 5.52%. For the same time period, the Bloomberg U.S. Credit Index returned 6.68%.
What contributed to performance?
Investment-grade industrials | Exposure to the investment-grade industrials sector contributed to relative Fund performance, supported by stable corporate fundamentals and continued demand for high-quality credit across key industries.
High-yield industrials | Sector allocation within high-yield corporates, particularly in the industrials sub-sector, contributed positively during the fiscal year, as the broader high-yield market was supported by constructive risk sentiment and resilient issuer fundamentals.
What detracted from performance?
Investment-grade financials | Security selection within the investment-grade financials sector detracted from the Fund’s relative performance, as several issuers underperformed during the period.
Treasuries | Selection within Treasuries, particularly in longer maturity bonds, detracted from relative performance amid an elevated rates environment.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Corporate Bond Fund (Class C) —including sales charge	4.52%	-0.19%	3.15%
Invesco Corporate Bond Fund (Class C) —excluding sales charge	5.52%	-0.19%	3.15%
Bloomberg U.S. Credit Index	6.68%	0.85%	3.16%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,134,581,616
Total number of portfolio holdings	1,819
Total advisory fees paid	$10,543,516
Portfolio turnover rate	219%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	1.01%
U.S. Treasury Bonds, 4.63%, 11/15/2055	0.87%
Beignet Investor LLC, 6.58%, 05/30/2049	0.82%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.72%
Goldman Sachs Group, Inc. (The), 5.39%, 02/02/2041	0.55%
Raising Cane's Restaurants LLC, Term Loan, 5.67%, 11/03/2032	0.52%
AP Grange Holdings LLC, 6.50%, 03/20/2045	0.52%
QTS Thunder Managing Issuer LLC, 5.67%, 12/10/2030	0.51%
Royal Bank of Canada, 6.50%, 05/24/2086	0.45%
Goldman Sachs Group, Inc. (The), 5.54%, 01/21/2047	0.44%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-CBD-AR-C
Invesco Corporate Bond Fund

Invesco Corporate Bond Fund
Class R: ACCZX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Corporate Bond Fund (Class R)	$99	0.96%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market continued to benefit from generally supportive fundamentals, including resilient economic growth and stable corporate balance sheets. Credit spreads remained near historically tight levels for much of the period, although there were intermittent periods of modest widening as macro conditions evolved. Because the Fund holds predominantly corporate bonds, it benefited from this overall constructive market environment.
• For the fiscal year ended February 28, 2026, Class R shares of the Fund returned 6.00%. For the same time period, the Bloomberg U.S. Credit Index returned 6.68%.
What contributed to performance?
Investment-grade industrials | Exposure to the investment-grade industrials sector contributed to relative Fund performance, supported by stable corporate fundamentals and continued demand for high-quality credit across key industries.
High-yield industrials | Sector allocation within high-yield corporates, particularly in the industrials sub-sector, contributed positively during the fiscal year, as the broader high-yield market was supported by constructive risk sentiment and resilient issuer fundamentals.
What detracted from performance?
Investment-grade financials | Security selection within the investment-grade financials sector detracted from the Fund’s relative performance, as several issuers underperformed during the period.
Treasuries | Selection within Treasuries, particularly in longer maturity bonds, detracted from relative performance amid an elevated rates environment.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Corporate Bond Fund (Class R)	6.00%	0.30%	3.49%
Bloomberg U.S. Credit Index	6.68%	0.85%	3.16%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,134,581,616
Total number of portfolio holdings	1,819
Total advisory fees paid	$10,543,516
Portfolio turnover rate	219%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	1.01%
U.S. Treasury Bonds, 4.63%, 11/15/2055	0.87%
Beignet Investor LLC, 6.58%, 05/30/2049	0.82%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.72%
Goldman Sachs Group, Inc. (The), 5.39%, 02/02/2041	0.55%
Raising Cane's Restaurants LLC, Term Loan, 5.67%, 11/03/2032	0.52%
AP Grange Holdings LLC, 6.50%, 03/20/2045	0.52%
QTS Thunder Managing Issuer LLC, 5.67%, 12/10/2030	0.51%
Royal Bank of Canada, 6.50%, 05/24/2086	0.45%
Goldman Sachs Group, Inc. (The), 5.54%, 01/21/2047	0.44%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-CBD-AR-R
Invesco Corporate Bond Fund

Invesco Corporate Bond Fund
Class Y: ACCHX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Corporate Bond Fund (Class Y)	$48	0.46%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market continued to benefit from generally supportive fundamentals, including resilient economic growth and stable corporate balance sheets. Credit spreads remained near historically tight levels for much of the period, although there were intermittent periods of modest widening as macro conditions evolved. Because the Fund holds predominantly corporate bonds, it benefited from this overall constructive market environment.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 6.53%. For the same time period, the Bloomberg U.S. Credit Index returned 6.68%.
What contributed to performance?
Investment-grade industrials | Exposure to the investment-grade industrials sector contributed to relative Fund performance, supported by stable corporate fundamentals and continued demand for high-quality credit across key industries.
High-yield industrials | Sector allocation within high-yield corporates, particularly in the industrials sub-sector, contributed positively during the fiscal year, as the broader high-yield market was supported by constructive risk sentiment and resilient issuer fundamentals.
What detracted from performance?
Investment-grade financials | Security selection within the investment-grade financials sector detracted from the Fund’s relative performance, as several issuers underperformed during the period.
Treasuries | Selection within Treasuries, particularly in longer maturity bonds, detracted from relative performance amid an elevated rates environment.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Corporate Bond Fund (Class Y)	6.53%	0.81%	4.00%
Bloomberg U.S. Credit Index	6.68%	0.85%	3.16%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,134,581,616
Total number of portfolio holdings	1,819
Total advisory fees paid	$10,543,516
Portfolio turnover rate	219%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	1.01%
U.S. Treasury Bonds, 4.63%, 11/15/2055	0.87%
Beignet Investor LLC, 6.58%, 05/30/2049	0.82%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.72%
Goldman Sachs Group, Inc. (The), 5.39%, 02/02/2041	0.55%
Raising Cane's Restaurants LLC, Term Loan, 5.67%, 11/03/2032	0.52%
AP Grange Holdings LLC, 6.50%, 03/20/2045	0.52%
QTS Thunder Managing Issuer LLC, 5.67%, 12/10/2030	0.51%
Royal Bank of Canada, 6.50%, 05/24/2086	0.45%
Goldman Sachs Group, Inc. (The), 5.54%, 01/21/2047	0.44%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-CBD-AR-Y
Invesco Corporate Bond Fund

Invesco Corporate Bond Fund
Class R5: ACCWX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Corporate Bond Fund (Class R5)	$42	0.41%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market continued to benefit from generally supportive fundamentals, including resilient economic growth and stable corporate balance sheets. Credit spreads remained near historically tight levels for much of the period, although there were intermittent periods of modest widening as macro conditions evolved. Because the Fund holds predominantly corporate bonds, it benefited from this overall constructive market environment.
• For the fiscal year ended February 28, 2026, Class R5 shares of the Fund returned 6.58%. For the same time period, the Bloomberg U.S. Credit Index returned 6.68%.
What contributed to performance?
Investment-grade industrials | Exposure to the investment-grade industrials sector contributed to relative Fund performance, supported by stable corporate fundamentals and continued demand for high-quality credit across key industries.
High-yield industrials | Sector allocation within high-yield corporates, particularly in the industrials sub-sector, contributed positively during the fiscal year, as the broader high-yield market was supported by constructive risk sentiment and resilient issuer fundamentals.
What detracted from performance?
Investment-grade financials | Security selection within the investment-grade financials sector detracted from the Fund’s relative performance, as several issuers underperformed during the period.
Treasuries | Selection within Treasuries, particularly in longer maturity bonds, detracted from relative performance amid an elevated rates environment.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Corporate Bond Fund (Class R5)	6.58%	0.90%	4.09%
Bloomberg U.S. Credit Index	6.68%	0.85%	3.16%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,134,581,616
Total number of portfolio holdings	1,819
Total advisory fees paid	$10,543,516
Portfolio turnover rate	219%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	1.01%
U.S. Treasury Bonds, 4.63%, 11/15/2055	0.87%
Beignet Investor LLC, 6.58%, 05/30/2049	0.82%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.72%
Goldman Sachs Group, Inc. (The), 5.39%, 02/02/2041	0.55%
Raising Cane's Restaurants LLC, Term Loan, 5.67%, 11/03/2032	0.52%
AP Grange Holdings LLC, 6.50%, 03/20/2045	0.52%
QTS Thunder Managing Issuer LLC, 5.67%, 12/10/2030	0.51%
Royal Bank of Canada, 6.50%, 05/24/2086	0.45%
Goldman Sachs Group, Inc. (The), 5.54%, 01/21/2047	0.44%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-CBD-AR-R5
Invesco Corporate Bond Fund

Invesco Corporate Bond Fund
Class R6: ICBFX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Corporate Bond Fund (Class R6)	$35	0.34%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market continued to benefit from generally supportive fundamentals, including resilient economic growth and stable corporate balance sheets. Credit spreads remained near historically tight levels for much of the period, although there were intermittent periods of modest widening as macro conditions evolved. Because the Fund holds predominantly corporate bonds, it benefited from this overall constructive market environment.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 6.66%. For the same time period, the Bloomberg U.S. Credit Index returned 6.68%.
What contributed to performance?
Investment-grade industrials | Exposure to the investment-grade industrials sector contributed to relative Fund performance, supported by stable corporate fundamentals and continued demand for high-quality credit across key industries.
High-yield industrials | Sector allocation within high-yield corporates, particularly in the industrials sub-sector, contributed positively during the fiscal year, as the broader high-yield market was supported by constructive risk sentiment and resilient issuer fundamentals.
What detracted from performance?
Investment-grade financials | Security selection within the investment-grade financials sector detracted from the Fund’s relative performance, as several issuers underperformed during the period.
Treasuries | Selection within Treasuries, particularly in longer maturity bonds, detracted from relative performance amid an elevated rates environment.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Corporate Bond Fund (Class R6)	6.66%	0.94%	4.15%
Bloomberg U.S. Credit Index	6.68%	0.85%	3.16%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,134,581,616
Total number of portfolio holdings	1,819
Total advisory fees paid	$10,543,516
Portfolio turnover rate	219%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	1.01%
U.S. Treasury Bonds, 4.63%, 11/15/2055	0.87%
Beignet Investor LLC, 6.58%, 05/30/2049	0.82%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.72%
Goldman Sachs Group, Inc. (The), 5.39%, 02/02/2041	0.55%
Raising Cane's Restaurants LLC, Term Loan, 5.67%, 11/03/2032	0.52%
AP Grange Holdings LLC, 6.50%, 03/20/2045	0.52%
QTS Thunder Managing Issuer LLC, 5.67%, 12/10/2030	0.51%
Royal Bank of Canada, 6.50%, 05/24/2086	0.45%
Goldman Sachs Group, Inc. (The), 5.54%, 01/21/2047	0.44%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-CBD-AR-R6
Invesco Corporate Bond Fund

Invesco Global Real Estate Fund
Class A: AGREX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Fund (Class A)	$160	1.49%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the global real estate market was shaped by a volatile macro environment, driven by widespread uncertainty, shifting interest rate expectations, and mixed economic signals. US Tariff announcements and policy shifts under the new United States (US) presidential administration added further uncertainty, contributing to market volatility.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 14.69%. For the same time period, the Custom Invesco Global Real Estate Index (Net) (the “Benchmark”) returned 16.98%. The Fund underperformed the Benchmark primarily due to both stock selection and market allocation at the country and sector levels.
What contributed to performance?
Hong Kong | The Fund benefited from stock selection within Hong Kong. Overweight exposure to diversified holding, Sun Hung Kai Properties, and office holding, Hongkong Land Holdings, contributed positively to Fund performance during the period.
Spain | The Fund benefited from an overweight exposure to Spain, primarily through its overweight position in the diversified holding, Merlin Properties (MRL SM). MRL SM owns a portfolio of mostly Spanish office, retail and data center assets.
What detracted from performance?
United States  | While the Fund maintained an underweight exposure to the office sector within the US, the Fund's overweight position to Vornado Realty Trust (VNO US) detracted from relative performance during the period. VNO US and other New York City exposed companies also experienced negative performance during the period following the mayoral election in New York City.
Japan | Stock selection in Japan detracted from the Fund’s relative performance. One of the key detractors that contributed to the underperformance was the Fund's underweight exposure to Japanese developer Mitsubishi Estate. The Fund's positioning focused on other Japanese developers with more robust and visible growth outlooks, diversified business mix and attractive relative valuation.
Switzerland | The Fund's relative performance detracted from an underweight exposure to Switzerland, primarily through its position in Swiss Prime.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Fund (Class A) —including sales charge	8.36%	1.83%	3.19%
Invesco Global Real Estate Fund (Class A) —excluding sales charge	14.69%	2.99%	3.77%
Custom Invesco Global Real Estate Index (Net)	16.98%	4.01%	4.83%
MSCI World Index℠ (Net)	21.33%	12.46%	13.28%
The Custom Invesco Global Real Estate Index (Net) is composed of the FTSE EPRA Nareit Global Index (Net) through June 30, 2021; and the FTSE EPRA Nareit Developed Index (Net) from July 1, 2021 onward.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$117,596,134
Total number of portfolio holdings	80
Total advisory fees paid	$941,555
Portfolio turnover rate	76%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.23%
Prologis, Inc.	5.68%
Equinix, Inc.	4.44%
Digital Realty Trust, Inc.	4.40%
Simon Property Group, Inc.	3.54%
Brixmor Property Group, Inc.	2.79%
Goodman Group	2.76%
First Industrial Realty Trust, Inc.	2.65%
Omega Healthcare Investors, Inc.	2.57%
Extra Space Storage, Inc.	2.57%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective November 5, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on December 8-10, 2025, the Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would transfer all or substantially all of its assets and liabilities to Invesco Global Real Estate Income Fund (the "Acquiring Fund"). The reorganization is expected to be consummated on or about June 5, 2026. Upon closing of the reorganization, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund, and the Fund will liquidate and cease operations.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GRE-AR-A
Invesco Global Real Estate Fund

Invesco Global Real Estate Fund
Class C: CGREX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Fund (Class C)	$239	2.24%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the global real estate market was shaped by a volatile macro environment, driven by widespread uncertainty, shifting interest rate expectations, and mixed economic signals. US Tariff announcements and policy shifts under the new United States (US) presidential administration added further uncertainty, contributing to market volatility.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 13.79%. For the same time period, the Custom Invesco Global Real Estate Index (Net) (the “Benchmark”) returned 16.98%. The Fund underperformed the Benchmark primarily due to both stock selection and market allocation at the country and sector levels.
What contributed to performance?
Hong Kong | The Fund benefited from stock selection within Hong Kong. Overweight exposure to diversified holding, Sun Hung Kai Properties, and office holding, Hongkong Land Holdings, contributed positively to Fund performance during the period.
Spain | The Fund benefited from an overweight exposure to Spain, primarily through its overweight position in the diversified holding, Merlin Properties (MRL SM). MRL SM owns a portfolio of mostly Spanish office, retail and data center assets.
What detracted from performance?
United States  | While the Fund maintained an underweight exposure to the office sector within the US, the Fund's overweight position to Vornado Realty Trust (VNO US) detracted from relative performance during the period. VNO US and other New York City exposed companies also experienced negative performance during the period following the mayoral election in New York City.
Japan | Stock selection in Japan detracted from the Fund’s relative performance. One of the key detractors that contributed to the underperformance was the Fund's underweight exposure to Japanese developer Mitsubishi Estate. The Fund's positioning focused on other Japanese developers with more robust and visible growth outlooks, diversified business mix and attractive relative valuation.
Switzerland | The Fund's relative performance detracted from an underweight exposure to Switzerland, primarily through its position in Swiss Prime.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Fund (Class C) —including sales charge	12.67%	2.20%	3.13%
Invesco Global Real Estate Fund (Class C) —excluding sales charge	13.79%	2.20%	3.13%
Custom Invesco Global Real Estate Index (Net)	16.98%	4.01%	4.83%
MSCI World Index℠ (Net)	21.33%	12.46%	13.28%
The Custom Invesco Global Real Estate Index (Net) is composed of the FTSE EPRA Nareit Global Index (Net) through June 30, 2021; and the FTSE EPRA Nareit Developed Index (Net) from July 1, 2021 onward.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$117,596,134
Total number of portfolio holdings	80
Total advisory fees paid	$941,555
Portfolio turnover rate	76%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.23%
Prologis, Inc.	5.68%
Equinix, Inc.	4.44%
Digital Realty Trust, Inc.	4.40%
Simon Property Group, Inc.	3.54%
Brixmor Property Group, Inc.	2.79%
Goodman Group	2.76%
First Industrial Realty Trust, Inc.	2.65%
Omega Healthcare Investors, Inc.	2.57%
Extra Space Storage, Inc.	2.57%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective November 5, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on December 8-10, 2025, the Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would transfer all or substantially all of its assets and liabilities to Invesco Global Real Estate Income Fund (the "Acquiring Fund"). The reorganization is expected to be consummated on or about June 5, 2026. Upon closing of the reorganization, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund, and the Fund will liquidate and cease operations.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GRE-AR-C
Invesco Global Real Estate Fund

Invesco Global Real Estate Fund
Class R: RGREX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Fund (Class R)	$186	1.74%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the global real estate market was shaped by a volatile macro environment, driven by widespread uncertainty, shifting interest rate expectations, and mixed economic signals. US Tariff announcements and policy shifts under the new United States (US) presidential administration added further uncertainty, contributing to market volatility.
• For the fiscal year ended February 28, 2026, Class R shares of the Fund returned 14.29%. For the same time period, the Custom Invesco Global Real Estate Index (Net) (the “Benchmark”) returned 16.98%. The Fund underperformed the Benchmark primarily due to both stock selection and market allocation at the country and sector levels.
What contributed to performance?
Hong Kong | The Fund benefited from stock selection within Hong Kong. Overweight exposure to diversified holding, Sun Hung Kai Properties, and office holding, Hongkong Land Holdings, contributed positively to Fund performance during the period.
Spain | The Fund benefited from an overweight exposure to Spain, primarily through its overweight position in the diversified holding, Merlin Properties (MRL SM). MRL SM owns a portfolio of mostly Spanish office, retail and data center assets.
What detracted from performance?
United States  | While the Fund maintained an underweight exposure to the office sector within the US, the Fund's overweight position to Vornado Realty Trust (VNO US) detracted from relative performance during the period. VNO US and other New York City exposed companies also experienced negative performance during the period following the mayoral election in New York City.
Japan | Stock selection in Japan detracted from the Fund’s relative performance. One of the key detractors that contributed to the underperformance was the Fund's underweight exposure to Japanese developer Mitsubishi Estate. The Fund's positioning focused on other Japanese developers with more robust and visible growth outlooks, diversified business mix and attractive relative valuation.
Switzerland | The Fund's relative performance detracted from an underweight exposure to Switzerland, primarily through its position in Swiss Prime.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Fund (Class R)	14.29%	2.73%	3.48%
Custom Invesco Global Real Estate Index (Net)	16.98%	4.01%	4.83%
MSCI World Index℠ (Net)	21.33%	12.46%	13.28%
The Custom Invesco Global Real Estate Index (Net) is composed of the FTSE EPRA Nareit Global Index (Net) through June 30, 2021; and the FTSE EPRA Nareit Developed Index (Net) from July 1, 2021 onward.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$117,596,134
Total number of portfolio holdings	80
Total advisory fees paid	$941,555
Portfolio turnover rate	76%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.23%
Prologis, Inc.	5.68%
Equinix, Inc.	4.44%
Digital Realty Trust, Inc.	4.40%
Simon Property Group, Inc.	3.54%
Brixmor Property Group, Inc.	2.79%
Goodman Group	2.76%
First Industrial Realty Trust, Inc.	2.65%
Omega Healthcare Investors, Inc.	2.57%
Extra Space Storage, Inc.	2.57%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective November 5, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on December 8-10, 2025, the Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would transfer all or substantially all of its assets and liabilities to Invesco Global Real Estate Income Fund (the "Acquiring Fund"). The reorganization is expected to be consummated on or about June 5, 2026. Upon closing of the reorganization, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund, and the Fund will liquidate and cease operations.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GRE-AR-R
Invesco Global Real Estate Fund

Invesco Global Real Estate Fund
Class Y: ARGYX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Fund (Class Y)	$133	1.24%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the global real estate market was shaped by a volatile macro environment, driven by widespread uncertainty, shifting interest rate expectations, and mixed economic signals. US Tariff announcements and policy shifts under the new United States (US) presidential administration added further uncertainty, contributing to market volatility.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 14.88%. For the same time period, the Custom Invesco Global Real Estate Index (Net) (the “Benchmark”) returned 16.98%. The Fund underperformed the Benchmark primarily due to both stock selection and market allocation at the country and sector levels.
What contributed to performance?
Hong Kong | The Fund benefited from stock selection within Hong Kong. Overweight exposure to diversified holding, Sun Hung Kai Properties, and office holding, Hongkong Land Holdings, contributed positively to Fund performance during the period.
Spain | The Fund benefited from an overweight exposure to Spain, primarily through its overweight position in the diversified holding, Merlin Properties (MRL SM). MRL SM owns a portfolio of mostly Spanish office, retail and data center assets.
What detracted from performance?
United States  | While the Fund maintained an underweight exposure to the office sector within the US, the Fund's overweight position to Vornado Realty Trust (VNO US) detracted from relative performance during the period. VNO US and other New York City exposed companies also experienced negative performance during the period following the mayoral election in New York City.
Japan | Stock selection in Japan detracted from the Fund’s relative performance. One of the key detractors that contributed to the underperformance was the Fund's underweight exposure to Japanese developer Mitsubishi Estate. The Fund's positioning focused on other Japanese developers with more robust and visible growth outlooks, diversified business mix and attractive relative valuation.
Switzerland | The Fund's relative performance detracted from an underweight exposure to Switzerland, primarily through its position in Swiss Prime.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Fund (Class Y)	14.88%	3.24%	4.01%
Custom Invesco Global Real Estate Index (Net)	16.98%	4.01%	4.83%
MSCI World Index℠ (Net)	21.33%	12.46%	13.28%
The Custom Invesco Global Real Estate Index (Net) is composed of the FTSE EPRA Nareit Global Index (Net) through June 30, 2021; and the FTSE EPRA Nareit Developed Index (Net) from July 1, 2021 onward.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$117,596,134
Total number of portfolio holdings	80
Total advisory fees paid	$941,555
Portfolio turnover rate	76%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.23%
Prologis, Inc.	5.68%
Equinix, Inc.	4.44%
Digital Realty Trust, Inc.	4.40%
Simon Property Group, Inc.	3.54%
Brixmor Property Group, Inc.	2.79%
Goodman Group	2.76%
First Industrial Realty Trust, Inc.	2.65%
Omega Healthcare Investors, Inc.	2.57%
Extra Space Storage, Inc.	2.57%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective November 5, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on December 8-10, 2025, the Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would transfer all or substantially all of its assets and liabilities to Invesco Global Real Estate Income Fund (the "Acquiring Fund"). The reorganization is expected to be consummated on or about June 5, 2026. Upon closing of the reorganization, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund, and the Fund will liquidate and cease operations.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GRE-AR-Y
Invesco Global Real Estate Fund

Invesco Global Real Estate Fund
Class R5: IGREX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Fund (Class R5)	$119	1.11%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the global real estate market was shaped by a volatile macro environment, driven by widespread uncertainty, shifting interest rate expectations, and mixed economic signals. US Tariff announcements and policy shifts under the new United States (US) presidential administration added further uncertainty, contributing to market volatility.
• For the fiscal year ended February 28, 2026, Class R5 shares of the Fund returned 14.97%. For the same time period, the Custom Invesco Global Real Estate Index (Net) (the “Benchmark”) returned 16.98%. The Fund underperformed the Benchmark primarily due to both stock selection and market allocation at the country and sector levels.
What contributed to performance?
Hong Kong | The Fund benefited from stock selection within Hong Kong. Overweight exposure to diversified holding, Sun Hung Kai Properties, and office holding, Hongkong Land Holdings, contributed positively to Fund performance during the period.
Spain | The Fund benefited from an overweight exposure to Spain, primarily through its overweight position in the diversified holding, Merlin Properties (MRL SM). MRL SM owns a portfolio of mostly Spanish office, retail and data center assets.
What detracted from performance?
United States  | While the Fund maintained an underweight exposure to the office sector within the US, the Fund's overweight position to Vornado Realty Trust (VNO US) detracted from relative performance during the period. VNO US and other New York City exposed companies also experienced negative performance during the period following the mayoral election in New York City.
Japan | Stock selection in Japan detracted from the Fund’s relative performance. One of the key detractors that contributed to the underperformance was the Fund's underweight exposure to Japanese developer Mitsubishi Estate. The Fund's positioning focused on other Japanese developers with more robust and visible growth outlooks, diversified business mix and attractive relative valuation.
Switzerland | The Fund's relative performance detracted from an underweight exposure to Switzerland, primarily through its position in Swiss Prime.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Fund (Class R5)	14.97%	3.38%	4.15%
Custom Invesco Global Real Estate Index (Net)	16.98%	4.01%	4.83%
MSCI World Index℠ (Net)	21.33%	12.46%	13.28%
The Custom Invesco Global Real Estate Index (Net) is composed of the FTSE EPRA Nareit Global Index (Net) through June 30, 2021; and the FTSE EPRA Nareit Developed Index (Net) from July 1, 2021 onward.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$117,596,134
Total number of portfolio holdings	80
Total advisory fees paid	$941,555
Portfolio turnover rate	76%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.23%
Prologis, Inc.	5.68%
Equinix, Inc.	4.44%
Digital Realty Trust, Inc.	4.40%
Simon Property Group, Inc.	3.54%
Brixmor Property Group, Inc.	2.79%
Goodman Group	2.76%
First Industrial Realty Trust, Inc.	2.65%
Omega Healthcare Investors, Inc.	2.57%
Extra Space Storage, Inc.	2.57%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective November 5, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on December 8-10, 2025, the Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would transfer all or substantially all of its assets and liabilities to Invesco Global Real Estate Income Fund (the "Acquiring Fund"). The reorganization is expected to be consummated on or about June 5, 2026. Upon closing of the reorganization, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund, and the Fund will liquidate and cease operations.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GRE-AR-R5
Invesco Global Real Estate Fund

Invesco Global Real Estate Fund
Class R6: FGREX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Fund (Class R6)	$112	1.04%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the global real estate market was shaped by a volatile macro environment, driven by widespread uncertainty, shifting interest rate expectations, and mixed economic signals. US Tariff announcements and policy shifts under the new United States (US) presidential administration added further uncertainty, contributing to market volatility.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 15.18%. For the same time period, the Custom Invesco Global Real Estate Index (Net) (the “Benchmark”) returned 16.98%. The Fund underperformed the Benchmark primarily due to both stock selection and market allocation at the country and sector levels.
What contributed to performance?
Hong Kong | The Fund benefited from stock selection within Hong Kong. Overweight exposure to diversified holding, Sun Hung Kai Properties, and office holding, Hongkong Land Holdings, contributed positively to Fund performance during the period.
Spain | The Fund benefited from an overweight exposure to Spain, primarily through its overweight position in the diversified holding, Merlin Properties (MRL SM). MRL SM owns a portfolio of mostly Spanish office, retail and data center assets.
What detracted from performance?
United States  | While the Fund maintained an underweight exposure to the office sector within the US, the Fund's overweight position to Vornado Realty Trust (VNO US) detracted from relative performance during the period. VNO US and other New York City exposed companies also experienced negative performance during the period following the mayoral election in New York City.
Japan | Stock selection in Japan detracted from the Fund’s relative performance. One of the key detractors that contributed to the underperformance was the Fund's underweight exposure to Japanese developer Mitsubishi Estate. The Fund's positioning focused on other Japanese developers with more robust and visible growth outlooks, diversified business mix and attractive relative valuation.
Switzerland | The Fund's relative performance detracted from an underweight exposure to Switzerland, primarily through its position in Swiss Prime.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Fund (Class R6)	15.18%	3.45%	4.23%
Custom Invesco Global Real Estate Index (Net)	16.98%	4.01%	4.83%
MSCI World Index℠ (Net)	21.33%	12.46%	13.28%
The Custom Invesco Global Real Estate Index (Net) is composed of the FTSE EPRA Nareit Global Index (Net) through June 30, 2021; and the FTSE EPRA Nareit Developed Index (Net) from July 1, 2021 onward.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$117,596,134
Total number of portfolio holdings	80
Total advisory fees paid	$941,555
Portfolio turnover rate	76%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.23%
Prologis, Inc.	5.68%
Equinix, Inc.	4.44%
Digital Realty Trust, Inc.	4.40%
Simon Property Group, Inc.	3.54%
Brixmor Property Group, Inc.	2.79%
Goodman Group	2.76%
First Industrial Realty Trust, Inc.	2.65%
Omega Healthcare Investors, Inc.	2.57%
Extra Space Storage, Inc.	2.57%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective November 5, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on December 8-10, 2025, the Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would transfer all or substantially all of its assets and liabilities to Invesco Global Real Estate Income Fund (the "Acquiring Fund"). The reorganization is expected to be consummated on or about June 5, 2026. Upon closing of the reorganization, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund, and the Fund will liquidate and cease operations.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GRE-AR-R6
Invesco Global Real Estate Fund

Invesco Government Money Market Fund
Invesco Cash Reserve: AIMXX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Invesco Cash Reserve)	$47	0.46%
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$6,283,250,151
Total number of portfolio holdings	116
Total advisory fees paid	$9,422,905
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	58.0%
8-30	3.9%
31-60	1.7%
61-90	1.5%
91-180	12.8%
181+	22.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-AR-CR
Invesco Government Money Market Fund

Invesco Government Money Market Fund
Class A: ADAXX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class A)	$52	0.51%
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$6,283,250,151
Total number of portfolio holdings	116
Total advisory fees paid	$9,422,905
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	58.0%
8-30	3.9%
31-60	1.7%
61-90	1.5%
91-180	12.8%
181+	22.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-AR-A
Invesco Government Money Market Fund

Invesco Government Money Market Fund
Class AX: ACZXX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class AX)	$47	0.46%
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$6,283,250,151
Total number of portfolio holdings	116
Total advisory fees paid	$9,422,905
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	58.0%
8-30	3.9%
31-60	1.7%
61-90	1.5%
91-180	12.8%
181+	22.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-AR-AX
Invesco Government Money Market Fund

Invesco Government Money Market Fund
Class C: ACNXX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class C)	$108	1.06%
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$6,283,250,151
Total number of portfolio holdings	116
Total advisory fees paid	$9,422,905
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	58.0%
8-30	3.9%
31-60	1.7%
61-90	1.5%
91-180	12.8%
181+	22.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-AR-C
Invesco Government Money Market Fund

Invesco Government Money Market Fund
Class CX: ACXXX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class CX)	$123	1.21%
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$6,283,250,151
Total number of portfolio holdings	116
Total advisory fees paid	$9,422,905
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	58.0%
8-30	3.9%
31-60	1.7%
61-90	1.5%
91-180	12.8%
181+	22.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-AR-CX
Invesco Government Money Market Fund

Invesco Government Money Market Fund
Class R: AIRXX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class R)	$72	0.71%
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$6,283,250,151
Total number of portfolio holdings	116
Total advisory fees paid	$9,422,905
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	58.0%
8-30	3.9%
31-60	1.7%
61-90	1.5%
91-180	12.8%
181+	22.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-AR-R
Invesco Government Money Market Fund

Invesco Government Money Market Fund
Class Y: AIYXX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class Y)	$32	0.31%
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$6,283,250,151
Total number of portfolio holdings	116
Total advisory fees paid	$9,422,905
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	58.0%
8-30	3.9%
31-60	1.7%
61-90	1.5%
91-180	12.8%
181+	22.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-AR-Y
Invesco Government Money Market Fund

Invesco Government Money Market Fund
Investor Class: INAXX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Investor Class)	$32	0.31%
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$6,283,250,151
Total number of portfolio holdings	116
Total advisory fees paid	$9,422,905
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	58.0%
8-30	3.9%
31-60	1.7%
61-90	1.5%
91-180	12.8%
181+	22.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-AR-INV
Invesco Government Money Market Fund

Invesco Government Money Market Fund
Class R6: INVXX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class R6)	$24	0.24%
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$6,283,250,151
Total number of portfolio holdings	116
Total advisory fees paid	$9,422,905
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	58.0%
8-30	3.9%
31-60	1.7%
61-90	1.5%
91-180	12.8%
181+	22.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-AR-R6
Invesco Government Money Market Fund

Invesco High Yield Fund
Class A: AMHYX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Fund (Class A)	$101	0.98%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market benefited from a benign default environment, resilient consumers, interest rate cuts and solid earnings growth. Continued disinflation and resilient economic growth supporting corporate fundamentals, lead to tightening credit spreads despite US tariff uncertainty at the beginning of the period. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February, 28, 2026, Class A shares of the Fund, excluding sales charge, returned 6.11%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (the “Benchmark") returned 7.18%.
What contributed to performance?
Wirelines and technology | Security selection within wirelines and technology positively impacted relative returns during the fiscal year.
Off-Benchmark corporate loans | Exposure to off-Benchmark corporate loans boosted overall Fund performance during the period.
What detracted from performance?
Retailers and leisure | Security selection within retailers and leisure was a key detractor from relative Fund performance during the fiscal year.
Media and entertainment | An underweight to the media and entertainment industries detracted from Fund performance during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Fund (Class A) —including sales charge	1.56%	2.67%	4.53%
Invesco High Yield Fund (Class A) —excluding sales charge	6.11%	3.58%	4.99%
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index	7.18%	4.50%	6.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,107,344,834
Total number of portfolio holdings	318
Total advisory fees paid	$5,938,553
Portfolio turnover rate	150%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
VanEck J. P. Morgan EM Local Currency Bond ETF	1.98%
EZCORP, Inc., 7.38%, 04/01/2032	0.99%
VoltaGrid LLC, 7.38%, 11/01/2030	0.99%
New Gold, Inc., 6.88%, 04/01/2032	0.98%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
Vistra Corp., Series C, 8.88%	0.96%
Viking Cruises Ltd., 5.88%, 10/15/2033	0.96%
1261229 BC Ltd., 10.00%, 04/15/2032	0.94%
TransDigm, Inc., Term Loan L, 6.17%, 01/19/2032	0.94%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033	0.74%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
HYI-AR-A
Invesco High Yield Fund

Invesco High Yield Fund
Class C: AHYCX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Fund (Class C)	$178	1.73%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market benefited from a benign default environment, resilient consumers, interest rate cuts and solid earnings growth. Continued disinflation and resilient economic growth supporting corporate fundamentals, lead to tightening credit spreads despite US tariff uncertainty at the beginning of the period. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February, 28, 2026, Class C shares of the Fund, excluding sales charge, returned 5.62%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (the “Benchmark") returned 7.18%.
What contributed to performance?
Wirelines and technology | Security selection within wirelines and technology positively impacted relative returns during the fiscal year.
Off-Benchmark corporate loans | Exposure to off-Benchmark corporate loans boosted overall Fund performance during the period.
What detracted from performance?
Retailers and leisure | Security selection within retailers and leisure was a key detractor from relative Fund performance during the fiscal year.
Media and entertainment | An underweight to the media and entertainment industries detracted from Fund performance during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Fund (Class C) —including sales charge	4.62%	2.86%	4.39%
Invesco High Yield Fund (Class C) —excluding sales charge	5.62%	2.86%	4.39%
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index	7.18%	4.50%	6.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,107,344,834
Total number of portfolio holdings	318
Total advisory fees paid	$5,938,553
Portfolio turnover rate	150%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
VanEck J. P. Morgan EM Local Currency Bond ETF	1.98%
EZCORP, Inc., 7.38%, 04/01/2032	0.99%
VoltaGrid LLC, 7.38%, 11/01/2030	0.99%
New Gold, Inc., 6.88%, 04/01/2032	0.98%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
Vistra Corp., Series C, 8.88%	0.96%
Viking Cruises Ltd., 5.88%, 10/15/2033	0.96%
1261229 BC Ltd., 10.00%, 04/15/2032	0.94%
TransDigm, Inc., Term Loan L, 6.17%, 01/19/2032	0.94%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033	0.74%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
HYI-AR-C
Invesco High Yield Fund

Invesco High Yield Fund
Class Y: AHHYX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Fund (Class Y)	$75	0.73%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market benefited from a benign default environment, resilient consumers, interest rate cuts and solid earnings growth. Continued disinflation and resilient economic growth supporting corporate fundamentals, lead to tightening credit spreads despite US tariff uncertainty at the beginning of the period. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February, 28, 2026, Class Y shares of the Fund returned 6.38%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (the “Benchmark") returned 7.18%.
What contributed to performance?
Wirelines and technology | Security selection within wirelines and technology positively impacted relative returns during the fiscal year.
Off-Benchmark corporate loans | Exposure to off-Benchmark corporate loans boosted overall Fund performance during the period.
What detracted from performance?
Retailers and leisure | Security selection within retailers and leisure was a key detractor from relative Fund performance during the fiscal year.
Media and entertainment | An underweight to the media and entertainment industries detracted from Fund performance during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Fund (Class Y)	6.38%	3.84%	5.25%
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index	7.18%	4.50%	6.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,107,344,834
Total number of portfolio holdings	318
Total advisory fees paid	$5,938,553
Portfolio turnover rate	150%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
VanEck J. P. Morgan EM Local Currency Bond ETF	1.98%
EZCORP, Inc., 7.38%, 04/01/2032	0.99%
VoltaGrid LLC, 7.38%, 11/01/2030	0.99%
New Gold, Inc., 6.88%, 04/01/2032	0.98%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
Vistra Corp., Series C, 8.88%	0.96%
Viking Cruises Ltd., 5.88%, 10/15/2033	0.96%
1261229 BC Ltd., 10.00%, 04/15/2032	0.94%
TransDigm, Inc., Term Loan L, 6.17%, 01/19/2032	0.94%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033	0.74%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
HYI-AR-Y
Invesco High Yield Fund

Invesco High Yield Fund
Investor Class: HYINX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Fund (Investor Class)	$101	0.98%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market benefited from a benign default environment, resilient consumers, interest rate cuts and solid earnings growth. Continued disinflation and resilient economic growth supporting corporate fundamentals, lead to tightening credit spreads despite US tariff uncertainty at the beginning of the period. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February, 28, 2026, Investor Class shares of the Fund returned 6.40%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (the “Benchmark") returned 7.18%.
What contributed to performance?
Wirelines and technology | Security selection within wirelines and technology positively impacted relative returns during the fiscal year.
Off-Benchmark corporate loans | Exposure to off-Benchmark corporate loans boosted overall Fund performance during the period.
What detracted from performance?
Retailers and leisure | Security selection within retailers and leisure was a key detractor from relative Fund performance during the fiscal year.
Media and entertainment | An underweight to the media and entertainment industries detracted from Fund performance during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Fund (Investor Class)	6.40%	3.63%	5.00%
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index	7.18%	4.50%	6.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,107,344,834
Total number of portfolio holdings	318
Total advisory fees paid	$5,938,553
Portfolio turnover rate	150%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
VanEck J. P. Morgan EM Local Currency Bond ETF	1.98%
EZCORP, Inc., 7.38%, 04/01/2032	0.99%
VoltaGrid LLC, 7.38%, 11/01/2030	0.99%
New Gold, Inc., 6.88%, 04/01/2032	0.98%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
Vistra Corp., Series C, 8.88%	0.96%
Viking Cruises Ltd., 5.88%, 10/15/2033	0.96%
1261229 BC Ltd., 10.00%, 04/15/2032	0.94%
TransDigm, Inc., Term Loan L, 6.17%, 01/19/2032	0.94%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033	0.74%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
HYI-AR-INV
Invesco High Yield Fund

Invesco High Yield Fund
Class R5: AHIYX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Fund (Class R5)	$70	0.68%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market benefited from a benign default environment, resilient consumers, interest rate cuts and solid earnings growth. Continued disinflation and resilient economic growth supporting corporate fundamentals, lead to tightening credit spreads despite US tariff uncertainty at the beginning of the period. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February, 28, 2026, Class R5 shares of the Fund returned 6.42%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (the “Benchmark") returned 7.18%.
What contributed to performance?
Wirelines and technology | Security selection within wirelines and technology positively impacted relative returns during the fiscal year.
Off-Benchmark corporate loans | Exposure to off-Benchmark corporate loans boosted overall Fund performance during the period.
What detracted from performance?
Retailers and leisure | Security selection within retailers and leisure was a key detractor from relative Fund performance during the fiscal year.
Media and entertainment | An underweight to the media and entertainment industries detracted from Fund performance during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Fund (Class R5)	6.42%	3.94%	5.33%
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index	7.18%	4.50%	6.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,107,344,834
Total number of portfolio holdings	318
Total advisory fees paid	$5,938,553
Portfolio turnover rate	150%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
VanEck J. P. Morgan EM Local Currency Bond ETF	1.98%
EZCORP, Inc., 7.38%, 04/01/2032	0.99%
VoltaGrid LLC, 7.38%, 11/01/2030	0.99%
New Gold, Inc., 6.88%, 04/01/2032	0.98%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
Vistra Corp., Series C, 8.88%	0.96%
Viking Cruises Ltd., 5.88%, 10/15/2033	0.96%
1261229 BC Ltd., 10.00%, 04/15/2032	0.94%
TransDigm, Inc., Term Loan L, 6.17%, 01/19/2032	0.94%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033	0.74%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
HYI-AR-R5
Invesco High Yield Fund

Invesco High Yield Fund
Class R6: HYIFX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Fund (Class R6)	$64	0.62%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market benefited from a benign default environment, resilient consumers, interest rate cuts and solid earnings growth. Continued disinflation and resilient economic growth supporting corporate fundamentals, lead to tightening credit spreads despite US tariff uncertainty at the beginning of the period. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February, 28, 2026, Class R6 shares of the Fund returned 6.48%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (the “Benchmark") returned 7.18%.
What contributed to performance?
Wirelines and technology | Security selection within wirelines and technology positively impacted relative returns during the fiscal year.
Off-Benchmark corporate loans | Exposure to off-Benchmark corporate loans boosted overall Fund performance during the period.
What detracted from performance?
Retailers and leisure | Security selection within retailers and leisure was a key detractor from relative Fund performance during the fiscal year.
Media and entertainment | An underweight to the media and entertainment industries detracted from Fund performance during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Fund (Class R6)	6.48%	4.02%	5.43%
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index	7.18%	4.50%	6.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,107,344,834
Total number of portfolio holdings	318
Total advisory fees paid	$5,938,553
Portfolio turnover rate	150%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
VanEck J. P. Morgan EM Local Currency Bond ETF	1.98%
EZCORP, Inc., 7.38%, 04/01/2032	0.99%
VoltaGrid LLC, 7.38%, 11/01/2030	0.99%
New Gold, Inc., 6.88%, 04/01/2032	0.98%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
Vistra Corp., Series C, 8.88%	0.96%
Viking Cruises Ltd., 5.88%, 10/15/2033	0.96%
1261229 BC Ltd., 10.00%, 04/15/2032	0.94%
TransDigm, Inc., Term Loan L, 6.17%, 01/19/2032	0.94%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033	0.74%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
HYI-AR-R6
Invesco High Yield Fund

Invesco Income Fund
Class A: AGOVX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Class A)	$104	1.01%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the Fund achieved a positive return. Short and intermediate-term US Treasury yields fell, contributing to the Fund’s success. Non‑Treasury sectors also performed well, supported by a generally strong economic backdrop throughout the fiscal year.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 6.55%. For the same time period, the Bloomberg U.S. Securitized: MBS/ABS/CMBS Index (the “Benchmark") returned 7.49%.
What contributed to performance?
Non-agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance in 2025, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Corporates | Corporate exposure detracted from Fund performance. The Fund's underweight allocation to corporate bonds meant it captured less of the positive sector performance, resulting in a relative shortfall versus the Benchmark.
Duration and Yield Curve Positioning | Duration modestly detracted from Fund performance. The Fund's duration and yield‑curve positioning limited its participation in the rally that followed the decline in interest rates.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Class A) —including sales charge	2.05%	1.52%	1.06%
Invesco Income Fund (Class A) —excluding sales charge	6.55%	2.40%	1.50%
Bloomberg U.S. Securitized: MBS/ABS/CMBS Index	7.49%	0.75%	1.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$274,385,217
Total number of portfolio holdings	223
Total advisory fees paid	$1,272,996
Portfolio turnover rate	219%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 03/01/2056	5.10%
U.S. Treasury Notes, 3.50%, 02/15/2029	4.93%
Government National Mortgage Association, TBA, 5.00%, 04/01/2056	3.95%
Government National Mortgage Association, TBA, 2.50%, 03/01/2056	3.86%
Government National Mortgage Association, TBA, 5.50%, 04/01/2056	2.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	2.53%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.05%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.54%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INC-AR-A
Invesco Income Fund

Invesco Income Fund
Class C: AGVCX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Class C)	$181	1.76%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the Fund achieved a positive return. Short and intermediate-term US Treasury yields fell, contributing to the Fund’s success. Non‑Treasury sectors also performed well, supported by a generally strong economic backdrop throughout the fiscal year.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 5.75%. For the same time period, the Bloomberg U.S. Securitized: MBS/ABS/CMBS Index (the “Benchmark") returned 7.49%.
What contributed to performance?
Non-agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance in 2025, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Corporates | Corporate exposure detracted from Fund performance. The Fund's underweight allocation to corporate bonds meant it captured less of the positive sector performance, resulting in a relative shortfall versus the Benchmark.
Duration and Yield Curve Positioning | Duration modestly detracted from Fund performance. The Fund's duration and yield‑curve positioning limited its participation in the rally that followed the decline in interest rates.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Class C) —including sales charge	4.75%	1.64%	0.90%
Invesco Income Fund (Class C) —excluding sales charge	5.75%	1.64%	0.90%
Bloomberg U.S. Securitized: MBS/ABS/CMBS Index	7.49%	0.75%	1.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$274,385,217
Total number of portfolio holdings	223
Total advisory fees paid	$1,272,996
Portfolio turnover rate	219%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 03/01/2056	5.10%
U.S. Treasury Notes, 3.50%, 02/15/2029	4.93%
Government National Mortgage Association, TBA, 5.00%, 04/01/2056	3.95%
Government National Mortgage Association, TBA, 2.50%, 03/01/2056	3.86%
Government National Mortgage Association, TBA, 5.50%, 04/01/2056	2.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	2.53%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.05%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.54%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INC-AR-C
Invesco Income Fund

Invesco Income Fund
Class R: AGVRX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Class R)	$130	1.26%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the Fund achieved a positive return. Short and intermediate-term US Treasury yields fell, contributing to the Fund’s success. Non‑Treasury sectors also performed well, supported by a generally strong economic backdrop throughout the fiscal year.
• For the fiscal year ended February 28, 2026, Class R shares of the Fund returned 6.28%. For the same time period, the Bloomberg U.S. Securitized: MBS/ABS/CMBS Index (the “Benchmark") returned 7.49%.
What contributed to performance?
Non-agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance in 2025, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Corporates | Corporate exposure detracted from Fund performance. The Fund's underweight allocation to corporate bonds meant it captured less of the positive sector performance, resulting in a relative shortfall versus the Benchmark.
Duration and Yield Curve Positioning | Duration modestly detracted from Fund performance. The Fund's duration and yield‑curve positioning limited its participation in the rally that followed the decline in interest rates.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Class R)	6.28%	2.13%	1.23%
Bloomberg U.S. Securitized: MBS/ABS/CMBS Index	7.49%	0.75%	1.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$274,385,217
Total number of portfolio holdings	223
Total advisory fees paid	$1,272,996
Portfolio turnover rate	219%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 03/01/2056	5.10%
U.S. Treasury Notes, 3.50%, 02/15/2029	4.93%
Government National Mortgage Association, TBA, 5.00%, 04/01/2056	3.95%
Government National Mortgage Association, TBA, 2.50%, 03/01/2056	3.86%
Government National Mortgage Association, TBA, 5.50%, 04/01/2056	2.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	2.53%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.05%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.54%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INC-AR-R
Invesco Income Fund

Invesco Income Fund
Class Y: AGVYX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Class Y)	$79	0.76%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the Fund achieved a positive return. Short and intermediate-term US Treasury yields fell, contributing to the Fund’s success. Non‑Treasury sectors also performed well, supported by a generally strong economic backdrop throughout the fiscal year.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 6.81%. For the same time period, the Bloomberg U.S. Securitized: MBS/ABS/CMBS Index (the “Benchmark") returned 7.49%.
What contributed to performance?
Non-agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance in 2025, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Corporates | Corporate exposure detracted from Fund performance. The Fund's underweight allocation to corporate bonds meant it captured less of the positive sector performance, resulting in a relative shortfall versus the Benchmark.
Duration and Yield Curve Positioning | Duration modestly detracted from Fund performance. The Fund's duration and yield‑curve positioning limited its participation in the rally that followed the decline in interest rates.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Class Y)	6.81%	2.66%	1.74%
Bloomberg U.S. Securitized: MBS/ABS/CMBS Index	7.49%	0.75%	1.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$274,385,217
Total number of portfolio holdings	223
Total advisory fees paid	$1,272,996
Portfolio turnover rate	219%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 03/01/2056	5.10%
U.S. Treasury Notes, 3.50%, 02/15/2029	4.93%
Government National Mortgage Association, TBA, 5.00%, 04/01/2056	3.95%
Government National Mortgage Association, TBA, 2.50%, 03/01/2056	3.86%
Government National Mortgage Association, TBA, 5.50%, 04/01/2056	2.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	2.53%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.05%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.54%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INC-AR-Y
Invesco Income Fund

Invesco Income Fund
Class R5: AGOIX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Class R5)	$72	0.70%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the Fund achieved a positive return. Short and intermediate-term US Treasury yields fell, contributing to the Fund’s success. Non‑Treasury sectors also performed well, supported by a generally strong economic backdrop throughout the fiscal year.
• For the fiscal year ended February 28, 2026, Class R5 shares of the Fund returned 6.88%. For the same time period, the Bloomberg U.S. Securitized: MBS/ABS/CMBS Index (the “Benchmark") returned 7.49%.
What contributed to performance?
Non-agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance in 2025, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Corporates | Corporate exposure detracted from Fund performance. The Fund's underweight allocation to corporate bonds meant it captured less of the positive sector performance, resulting in a relative shortfall versus the Benchmark.
Duration and Yield Curve Positioning | Duration modestly detracted from Fund performance. The Fund's duration and yield‑curve positioning limited its participation in the rally that followed the decline in interest rates.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Class R5)	6.88%	2.74%	1.83%
Bloomberg U.S. Securitized: MBS/ABS/CMBS Index	7.49%	0.75%	1.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$274,385,217
Total number of portfolio holdings	223
Total advisory fees paid	$1,272,996
Portfolio turnover rate	219%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 03/01/2056	5.10%
U.S. Treasury Notes, 3.50%, 02/15/2029	4.93%
Government National Mortgage Association, TBA, 5.00%, 04/01/2056	3.95%
Government National Mortgage Association, TBA, 2.50%, 03/01/2056	3.86%
Government National Mortgage Association, TBA, 5.50%, 04/01/2056	2.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	2.53%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.05%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.54%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INC-AR-R5
Invesco Income Fund

Invesco Income Fund
Class R6: AGVSX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Class R6)	$64	0.62%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the Fund achieved a positive return. Short and intermediate-term US Treasury yields fell, contributing to the Fund’s success. Non‑Treasury sectors also performed well, supported by a generally strong economic backdrop throughout the fiscal year.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 6.95%. For the same time period, the Bloomberg U.S. Securitized: MBS/ABS/CMBS Index (the “Benchmark") returned 7.49%.
What contributed to performance?
Non-agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance in 2025, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Corporates | Corporate exposure detracted from Fund performance. The Fund's underweight allocation to corporate bonds meant it captured less of the positive sector performance, resulting in a relative shortfall versus the Benchmark.
Duration and Yield Curve Positioning | Duration modestly detracted from Fund performance. The Fund's duration and yield‑curve positioning limited its participation in the rally that followed the decline in interest rates.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Class R6)	6.95%	2.88%	1.86%
Bloomberg U.S. Securitized: MBS/ABS/CMBS Index	7.49%	0.75%	1.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$274,385,217
Total number of portfolio holdings	223
Total advisory fees paid	$1,272,996
Portfolio turnover rate	219%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 03/01/2056	5.10%
U.S. Treasury Notes, 3.50%, 02/15/2029	4.93%
Government National Mortgage Association, TBA, 5.00%, 04/01/2056	3.95%
Government National Mortgage Association, TBA, 2.50%, 03/01/2056	3.86%
Government National Mortgage Association, TBA, 5.50%, 04/01/2056	2.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	2.53%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.05%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.54%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INC-AR-R6
Invesco Income Fund

Invesco Income Fund
Investor Class: AGIVX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Investor Class)	$97	0.94%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the Fund achieved a positive return. Short and intermediate-term US Treasury yields fell, contributing to the Fund’s success. Non‑Treasury sectors also performed well, supported by a generally strong economic backdrop throughout the fiscal year.
• For the fiscal year ended February 28, 2026, Investor Class shares of the Fund returned 6.63%. For the same time period, the Bloomberg U.S. Securitized: MBS/ABS/CMBS Index (the “Benchmark") returned 7.49%.
What contributed to performance?
Non-agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance in 2025, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Corporates | Corporate exposure detracted from Fund performance. The Fund's underweight allocation to corporate bonds meant it captured less of the positive sector performance, resulting in a relative shortfall versus the Benchmark.
Duration and Yield Curve Positioning | Duration modestly detracted from Fund performance. The Fund's duration and yield‑curve positioning limited its participation in the rally that followed the decline in interest rates.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Investor Class)	6.63%	2.48%	1.56%
Bloomberg U.S. Securitized: MBS/ABS/CMBS Index	7.49%	0.75%	1.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$274,385,217
Total number of portfolio holdings	223
Total advisory fees paid	$1,272,996
Portfolio turnover rate	219%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 03/01/2056	5.10%
U.S. Treasury Notes, 3.50%, 02/15/2029	4.93%
Government National Mortgage Association, TBA, 5.00%, 04/01/2056	3.95%
Government National Mortgage Association, TBA, 2.50%, 03/01/2056	3.86%
Government National Mortgage Association, TBA, 5.50%, 04/01/2056	2.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	2.53%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.05%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.54%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INC-AR-INV
Invesco Income Fund

Invesco Real Estate Fund
Class A: IARAX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Class A)	$149	1.46%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, real estate markets were shaped by elevated tariffs that softened Gross Domestic Product growth and pressured consumer confidence. A softening labor market and rising political scrutiny of institutional single family ownership also impacted real estate markets. Easing inflation and expectations for Federal Reserve interest rate cuts improved financing conditions, while resilient demand supported fundamentals across industrial, data center, and senior housing Real Estate Investment Trusts (REITs).
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 4.77%. For the same time period, the FTSE Nareit All Equity REITs Index (the “Benchmark”) returned 7.41%. The Fund underperformed the Benchmark primarily due to sector allocation during a period of extreme sector return variability particularly among telecom and residential REITs. These results were partially offset by stock selection among healthcare and industrial REITs.
What contributed to performance?
Healthcare | Healthcare REIT, American Healthcare, which focuses on senior housing raised earnings guidance and announced the completion of almost $1 billion in acquisitions in 2025, was a top contributor during the period.
Industrial | Stock selection within industrial REITs contributed to the Fund’s relative performance. This sector experienced volatility early in the period due to trade wars but began showing signs of stabilization and better leasing activity later in the period.
What detracted from performance?
Residential | UDR, an apartment REIT held by the Fund, experienced decreased net income from deteriorating pricing power due to increased supply and increasing operating costs which detracted from Fund performance.
Telecom | An overweight to telecommunication REITs detracted from Fund performance as the sector reset guidance due to reduced near-term leasing visibility.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Class A) —including sales charge	-1.01%	3.36%	4.67%
Invesco Real Estate Fund (Class A) —excluding sales charge	4.77%	4.54%	5.26%
FTSE Nareit All Equity REITs Index	7.41%	6.41%	7.26%
S&P 500® Index	16.99%	14.19%	15.50%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$696,737,705
Total number of portfolio holdings	38
Total advisory fees paid	$5,309,096
Portfolio turnover rate	63%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.16%
Prologis, Inc.	7.77%
Digital Realty Trust, Inc.	6.19%
Equinix, Inc.	5.90%
American Tower Corp.	5.55%
Simon Property Group, Inc.	5.02%
Extra Space Storage, Inc.	4.02%
Crown Castle, Inc.	3.71%
W.P. Carey, Inc.	3.48%
First Industrial Realty Trust, Inc.	3.38%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 27, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on August 19, 2025, Fund shareholders approved changing the Fund’s sub-classification under the Investment Company Act of 1940, as amended (“1940 Act”), from “diversified” to “non-diversified” and eliminating a related fundamental investment restrictions, and therefore the Fund is not required to meet certain diversification requirements under the 1940 Act.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
REA-AR-A
Invesco Real Estate Fund

Invesco Real Estate Fund
Class C: IARCX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Class C)	$225	2.21%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, real estate markets were shaped by elevated tariffs that softened Gross Domestic Product growth and pressured consumer confidence. A softening labor market and rising political scrutiny of institutional single family ownership also impacted real estate markets. Easing inflation and expectations for Federal Reserve interest rate cuts improved financing conditions, while resilient demand supported fundamentals across industrial, data center, and senior housing Real Estate Investment Trusts (REITs).
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 3.99%. For the same time period, the FTSE Nareit All Equity REITs Index (the “Benchmark”) returned 7.41%. The Fund underperformed the Benchmark primarily due to sector allocation during a period of extreme sector return variability particularly among telecom and residential REITs. These results were partially offset by stock selection among healthcare and industrial REITs.
What contributed to performance?
Healthcare | Healthcare REIT, American Healthcare, which focuses on senior housing raised earnings guidance and announced the completion of almost $1 billion in acquisitions in 2025, was a top contributor during the period.
Industrial | Stock selection within industrial REITs contributed to the Fund’s relative performance. This sector experienced volatility early in the period due to trade wars but began showing signs of stabilization and better leasing activity later in the period.
What detracted from performance?
Residential | UDR, an apartment REIT held by the Fund, experienced decreased net income from deteriorating pricing power due to increased supply and increasing operating costs which detracted from Fund performance.
Telecom | An overweight to telecommunication REITs detracted from Fund performance as the sector reset guidance due to reduced near-term leasing visibility.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Class C) —including sales charge	3.00%	3.78%	4.64%
Invesco Real Estate Fund (Class C) —excluding sales charge	3.99%	3.78%	4.64%
FTSE Nareit All Equity REITs Index	7.41%	6.41%	7.26%
S&P 500® Index	16.99%	14.19%	15.50%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$696,737,705
Total number of portfolio holdings	38
Total advisory fees paid	$5,309,096
Portfolio turnover rate	63%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.16%
Prologis, Inc.	7.77%
Digital Realty Trust, Inc.	6.19%
Equinix, Inc.	5.90%
American Tower Corp.	5.55%
Simon Property Group, Inc.	5.02%
Extra Space Storage, Inc.	4.02%
Crown Castle, Inc.	3.71%
W.P. Carey, Inc.	3.48%
First Industrial Realty Trust, Inc.	3.38%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 27, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on August 19, 2025, Fund shareholders approved changing the Fund’s sub-classification under the Investment Company Act of 1940, as amended (“1940 Act”), from “diversified” to “non-diversified” and eliminating a related fundamental investment restrictions, and therefore the Fund is not required to meet certain diversification requirements under the 1940 Act.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
REA-AR-C
Invesco Real Estate Fund

Invesco Real Estate Fund
Class R: IARRX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Class R)	$175	1.71%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, real estate markets were shaped by elevated tariffs that softened Gross Domestic Product growth and pressured consumer confidence. A softening labor market and rising political scrutiny of institutional single family ownership also impacted real estate markets. Easing inflation and expectations for Federal Reserve interest rate cuts improved financing conditions, while resilient demand supported fundamentals across industrial, data center, and senior housing Real Estate Investment Trusts (REITs).
• For the fiscal year ended February 28, 2026, Class R shares of the Fund returned 4.50%. For the same time period, the FTSE Nareit All Equity REITs Index (the “Benchmark”) returned 7.41%. The Fund underperformed the Benchmark primarily due to sector allocation during a period of extreme sector return variability particularly among telecom and residential REITs. These results were partially offset by stock selection among healthcare and industrial REITs.
What contributed to performance?
Healthcare | Healthcare REIT, American Healthcare, which focuses on senior housing raised earnings guidance and announced the completion of almost $1 billion in acquisitions in 2025, was a top contributor during the period.
Industrial | Stock selection within industrial REITs contributed to the Fund’s relative performance. This sector experienced volatility early in the period due to trade wars but began showing signs of stabilization and better leasing activity later in the period.
What detracted from performance?
Residential | UDR, an apartment REIT held by the Fund, experienced decreased net income from deteriorating pricing power due to increased supply and increasing operating costs which detracted from Fund performance.
Telecom | An overweight to telecommunication REITs detracted from Fund performance as the sector reset guidance due to reduced near-term leasing visibility.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Class R)	4.50%	4.28%	5.00%
FTSE Nareit All Equity REITs Index	7.41%	6.41%	7.26%
S&P 500® Index	16.99%	14.19%	15.50%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$696,737,705
Total number of portfolio holdings	38
Total advisory fees paid	$5,309,096
Portfolio turnover rate	63%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.16%
Prologis, Inc.	7.77%
Digital Realty Trust, Inc.	6.19%
Equinix, Inc.	5.90%
American Tower Corp.	5.55%
Simon Property Group, Inc.	5.02%
Extra Space Storage, Inc.	4.02%
Crown Castle, Inc.	3.71%
W.P. Carey, Inc.	3.48%
First Industrial Realty Trust, Inc.	3.38%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 27, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on August 19, 2025, Fund shareholders approved changing the Fund’s sub-classification under the Investment Company Act of 1940, as amended (“1940 Act”), from “diversified” to “non-diversified” and eliminating a related fundamental investment restrictions, and therefore the Fund is not required to meet certain diversification requirements under the 1940 Act.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
REA-AR-R
Invesco Real Estate Fund

Invesco Real Estate Fund
Class Y: IARYX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Class Y)	$124	1.21%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, real estate markets were shaped by elevated tariffs that softened Gross Domestic Product growth and pressured consumer confidence. A softening labor market and rising political scrutiny of institutional single family ownership also impacted real estate markets. Easing inflation and expectations for Federal Reserve interest rate cuts improved financing conditions, while resilient demand supported fundamentals across industrial, data center, and senior housing Real Estate Investment Trusts (REITs).
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 5.05%. For the same time period, the FTSE Nareit All Equity REITs Index (the “Benchmark”) returned 7.41%. The Fund underperformed the Benchmark primarily due to sector allocation during a period of extreme sector return variability particularly among telecom and residential REITs. These results were partially offset by stock selection among healthcare and industrial REITs.
What contributed to performance?
Healthcare | Healthcare REIT, American Healthcare, which focuses on senior housing raised earnings guidance and announced the completion of almost $1 billion in acquisitions in 2025, was a top contributor during the period.
Industrial | Stock selection within industrial REITs contributed to the Fund’s relative performance. This sector experienced volatility early in the period due to trade wars but began showing signs of stabilization and better leasing activity later in the period.
What detracted from performance?
Residential | UDR, an apartment REIT held by the Fund, experienced decreased net income from deteriorating pricing power due to increased supply and increasing operating costs which detracted from Fund performance.
Telecom | An overweight to telecommunication REITs detracted from Fund performance as the sector reset guidance due to reduced near-term leasing visibility.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Class Y)	5.05%	4.80%	5.52%
FTSE Nareit All Equity REITs Index	7.41%	6.41%	7.26%
S&P 500® Index	16.99%	14.19%	15.50%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$696,737,705
Total number of portfolio holdings	38
Total advisory fees paid	$5,309,096
Portfolio turnover rate	63%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.16%
Prologis, Inc.	7.77%
Digital Realty Trust, Inc.	6.19%
Equinix, Inc.	5.90%
American Tower Corp.	5.55%
Simon Property Group, Inc.	5.02%
Extra Space Storage, Inc.	4.02%
Crown Castle, Inc.	3.71%
W.P. Carey, Inc.	3.48%
First Industrial Realty Trust, Inc.	3.38%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 27, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on August 19, 2025, Fund shareholders approved changing the Fund’s sub-classification under the Investment Company Act of 1940, as amended (“1940 Act”), from “diversified” to “non-diversified” and eliminating a related fundamental investment restrictions, and therefore the Fund is not required to meet certain diversification requirements under the 1940 Act.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
REA-AR-Y
Invesco Real Estate Fund

Invesco Real Estate Fund
Investor Class: REINX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Investor Class)	$146	1.43%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, real estate markets were shaped by elevated tariffs that softened Gross Domestic Product growth and pressured consumer confidence. A softening labor market and rising political scrutiny of institutional single family ownership also impacted real estate markets. Easing inflation and expectations for Federal Reserve interest rate cuts improved financing conditions, while resilient demand supported fundamentals across industrial, data center, and senior housing Real Estate Investment Trusts (REITs).
• For the fiscal year ended February 28, 2026, Investor Class shares of the Fund returned 4.78%. For the same time period, the FTSE Nareit All Equity REITs Index (the “Benchmark”) returned 7.41%. The Fund underperformed the Benchmark primarily due to sector allocation during a period of extreme sector return variability particularly among telecom and residential REITs. These results were partially offset by stock selection among healthcare and industrial REITs.
What contributed to performance?
Healthcare | Healthcare REIT, American Healthcare, which focuses on senior housing raised earnings guidance and announced the completion of almost $1 billion in acquisitions in 2025, was a top contributor during the period.
Industrial | Stock selection within industrial REITs contributed to the Fund’s relative performance. This sector experienced volatility early in the period due to trade wars but began showing signs of stabilization and better leasing activity later in the period.
What detracted from performance?
Residential | UDR, an apartment REIT held by the Fund, experienced decreased net income from deteriorating pricing power due to increased supply and increasing operating costs which detracted from Fund performance.
Telecom | An overweight to telecommunication REITs detracted from Fund performance as the sector reset guidance due to reduced near-term leasing visibility.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Investor Class)	4.78%	4.58%	5.30%
FTSE Nareit All Equity REITs Index	7.41%	6.41%	7.26%
S&P 500® Index	16.99%	14.19%	15.50%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$696,737,705
Total number of portfolio holdings	38
Total advisory fees paid	$5,309,096
Portfolio turnover rate	63%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.16%
Prologis, Inc.	7.77%
Digital Realty Trust, Inc.	6.19%
Equinix, Inc.	5.90%
American Tower Corp.	5.55%
Simon Property Group, Inc.	5.02%
Extra Space Storage, Inc.	4.02%
Crown Castle, Inc.	3.71%
W.P. Carey, Inc.	3.48%
First Industrial Realty Trust, Inc.	3.38%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 27, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on August 19, 2025, Fund shareholders approved changing the Fund’s sub-classification under the Investment Company Act of 1940, as amended (“1940 Act”), from “diversified” to “non-diversified” and eliminating a related fundamental investment restrictions, and therefore the Fund is not required to meet certain diversification requirements under the 1940 Act.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
REA-AR-INV
Invesco Real Estate Fund

Invesco Real Estate Fund
Class R5: IARIX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Class R5)	$111	1.08%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, real estate markets were shaped by elevated tariffs that softened Gross Domestic Product growth and pressured consumer confidence. A softening labor market and rising political scrutiny of institutional single family ownership also impacted real estate markets. Easing inflation and expectations for Federal Reserve interest rate cuts improved financing conditions, while resilient demand supported fundamentals across industrial, data center, and senior housing Real Estate Investment Trusts (REITs).
• For the fiscal year ended February 28, 2026, Class R5 shares of the Fund returned 5.19%. For the same time period, the FTSE Nareit All Equity REITs Index (the “Benchmark”) returned 7.41%. The Fund underperformed the Benchmark primarily due to sector allocation during a period of extreme sector return variability particularly among telecom and residential REITs. These results were partially offset by stock selection among healthcare and industrial REITs.
What contributed to performance?
Healthcare | Healthcare REIT, American Healthcare, which focuses on senior housing raised earnings guidance and announced the completion of almost $1 billion in acquisitions in 2025, was a top contributor during the period.
Industrial | Stock selection within industrial REITs contributed to the Fund’s relative performance. This sector experienced volatility early in the period due to trade wars but began showing signs of stabilization and better leasing activity later in the period.
What detracted from performance?
Residential | UDR, an apartment REIT held by the Fund, experienced decreased net income from deteriorating pricing power due to increased supply and increasing operating costs which detracted from Fund performance.
Telecom | An overweight to telecommunication REITs detracted from Fund performance as the sector reset guidance due to reduced near-term leasing visibility.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Class R5)	5.19%	4.94%	5.66%
FTSE Nareit All Equity REITs Index	7.41%	6.41%	7.26%
S&P 500® Index	16.99%	14.19%	15.50%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$696,737,705
Total number of portfolio holdings	38
Total advisory fees paid	$5,309,096
Portfolio turnover rate	63%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.16%
Prologis, Inc.	7.77%
Digital Realty Trust, Inc.	6.19%
Equinix, Inc.	5.90%
American Tower Corp.	5.55%
Simon Property Group, Inc.	5.02%
Extra Space Storage, Inc.	4.02%
Crown Castle, Inc.	3.71%
W.P. Carey, Inc.	3.48%
First Industrial Realty Trust, Inc.	3.38%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 27, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on August 19, 2025, Fund shareholders approved changing the Fund’s sub-classification under the Investment Company Act of 1940, as amended (“1940 Act”), from “diversified” to “non-diversified” and eliminating a related fundamental investment restrictions, and therefore the Fund is not required to meet certain diversification requirements under the 1940 Act.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
REA-AR-R5
Invesco Real Estate Fund

Invesco Real Estate Fund
Class R6: IARFX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Class R6)	$106	1.03%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, real estate markets were shaped by elevated tariffs that softened Gross Domestic Product growth and pressured consumer confidence. A softening labor market and rising political scrutiny of institutional single family ownership also impacted real estate markets. Easing inflation and expectations for Federal Reserve interest rate cuts improved financing conditions, while resilient demand supported fundamentals across industrial, data center, and senior housing Real Estate Investment Trusts (REITs).
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 5.26%. For the same time period, the FTSE Nareit All Equity REITs Index (the “Benchmark”) returned 7.41%. The Fund underperformed the Benchmark primarily due to sector allocation during a period of extreme sector return variability particularly among telecom and residential REITs. These results were partially offset by stock selection among healthcare and industrial REITs.
What contributed to performance?
Healthcare | Healthcare REIT, American Healthcare, which focuses on senior housing raised earnings guidance and announced the completion of almost $1 billion in acquisitions in 2025, was a top contributor during the period.
Industrial | Stock selection within industrial REITs contributed to the Fund’s relative performance. This sector experienced volatility early in the period due to trade wars but began showing signs of stabilization and better leasing activity later in the period.
What detracted from performance?
Residential | UDR, an apartment REIT held by the Fund, experienced decreased net income from deteriorating pricing power due to increased supply and increasing operating costs which detracted from Fund performance.
Telecom | An overweight to telecommunication REITs detracted from Fund performance as the sector reset guidance due to reduced near-term leasing visibility.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Class R6)	5.26%	5.00%	5.74%
FTSE Nareit All Equity REITs Index	7.41%	6.41%	7.26%
S&P 500® Index	16.99%	14.19%	15.50%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$696,737,705
Total number of portfolio holdings	38
Total advisory fees paid	$5,309,096
Portfolio turnover rate	63%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.16%
Prologis, Inc.	7.77%
Digital Realty Trust, Inc.	6.19%
Equinix, Inc.	5.90%
American Tower Corp.	5.55%
Simon Property Group, Inc.	5.02%
Extra Space Storage, Inc.	4.02%
Crown Castle, Inc.	3.71%
W.P. Carey, Inc.	3.48%
First Industrial Realty Trust, Inc.	3.38%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 27, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on August 19, 2025, Fund shareholders approved changing the Fund’s sub-classification under the Investment Company Act of 1940, as amended (“1940 Act”), from “diversified” to “non-diversified” and eliminating a related fundamental investment restrictions, and therefore the Fund is not required to meet certain diversification requirements under the 1940 Act.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
REA-AR-R6
Invesco Real Estate Fund

Invesco Short Duration Inflation Protected Fund
Class A: LMTAX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration Inflation Protected Fund (Class A)	$56	0.55%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, Treasury Inflation Protected Securities provided positive returns through the period and inflation expectations were lower at the end of the period. After gaining some clarity around US tariffs, markets were able to rebound after initial price spikes and experience gains in most sectors during 2025 and into 2026. Core inflation has shown a downward trend, but it remained above the US Federal Reserve's target during the period.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 4.58%. For the same time period, the ICE BofA 1-5 Year US Inflation-Linked Treasury Index (the “Benchmark”) returned 5.12%. This is an index replication fund so there is no active management involved.
• We seek to replicate the risk and return characteristics of the Benchmark by generally investing in the component securities of the Benchmark in their respective weightings. For the fiscal year, the Fund generated positive returns, but underperformed the Benchmark. The Fund’s performance will typically lag its Benchmark due to fees.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Duration Inflation Protected Fund (Class A) —including sales charge	1.95%	2.32%	2.33%
Invesco Short Duration Inflation Protected Fund (Class A) —excluding sales charge	4.58%	2.85%	2.59%
ICE BofA 1-5 Year US Inflation-Linked Treasury Index	5.12%	3.41%	3.16%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$368,150,836
Total number of portfolio holdings	20
Total advisory fees paid	$549,083
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity
(% of total investments)
4/15/2027	5.0%
7/15/2027	5.4%
10/15/2027	4.9%
1/15/2028	8.3%
4/15/2028	8.7%
7/15/2028	5.2%
10/15/2028	5.1%
1/15/2029	7.7%
4/15/2029	9.8%
7/15/2029	5.5%
10/15/2029	5.4%
1/15/2030	5.5%
4/15/2030	6.0%
7/15/2030	5.8%
10/15/2030	6.0%
1/15/2031	5.7%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SDIP-AR-A
Invesco Short Duration Inflation Protected Fund

Invesco Short Duration Inflation Protected Fund
Class A2: SHTIX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration Inflation Protected Fund (Class A2)	$46	0.45%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, Treasury Inflation Protected Securities provided positive returns through the period and inflation expectations were lower at the end of the period. After gaining some clarity around US tariffs, markets were able to rebound after initial price spikes and experience gains in most sectors during 2025 and into 2026. Core inflation has shown a downward trend, but it remained above the US Federal Reserve's target during the period.
• For the fiscal year ended February 28, 2026, Class A2 shares of the Fund, excluding sales charge, returned 4.69%. For the same time period, the ICE BofA 1-5 Year US Inflation-Linked Treasury Index (the “Benchmark”) returned 5.12%. This is an index replication fund so there is no active management involved.
• We seek to replicate the risk and return characteristics of the Benchmark by generally investing in the component securities of the Benchmark in their respective weightings. For the fiscal year, the Fund generated positive returns, but underperformed the Benchmark. The Fund’s performance will typically lag its Benchmark due to fees.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Duration Inflation Protected Fund (Class A2) —including sales charge	3.66%	2.73%	2.59%
Invesco Short Duration Inflation Protected Fund (Class A2) —excluding sales charge	4.69%	2.93%	2.69%
ICE BofA 1-5 Year US Inflation-Linked Treasury Index	5.12%	3.41%	3.16%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$368,150,836
Total number of portfolio holdings	20
Total advisory fees paid	$549,083
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity
(% of total investments)
4/15/2027	5.0%
7/15/2027	5.4%
10/15/2027	4.9%
1/15/2028	8.3%
4/15/2028	8.7%
7/15/2028	5.2%
10/15/2028	5.1%
1/15/2029	7.7%
4/15/2029	9.8%
7/15/2029	5.5%
10/15/2029	5.4%
1/15/2030	5.5%
4/15/2030	6.0%
7/15/2030	5.8%
10/15/2030	6.0%
1/15/2031	5.7%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SDIP-AR-A2
Invesco Short Duration Inflation Protected Fund

Invesco Short Duration Inflation Protected Fund
Class Y: LMTYX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration Inflation Protected Fund (Class Y)	$31	0.30%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, Treasury Inflation Protected Securities provided positive returns through the period and inflation expectations were lower at the end of the period. After gaining some clarity around US tariffs, markets were able to rebound after initial price spikes and experience gains in most sectors during 2025 and into 2026. Core inflation has shown a downward trend, but it remained above the US Federal Reserve's target during the period.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 4.84%. For the same time period, the ICE BofA 1-5 Year US Inflation-Linked Treasury Index (the “Benchmark”) returned 5.12%. This is an index replication fund so there is no active management involved.
• We seek to replicate the risk and return characteristics of the Benchmark by generally investing in the component securities of the Benchmark in their respective weightings. For the fiscal year, the Fund generated positive returns, but underperformed the Benchmark. The Fund’s performance will typically lag its Benchmark due to fees.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Duration Inflation Protected Fund (Class Y)	4.84%	3.09%	2.85%
ICE BofA 1-5 Year US Inflation-Linked Treasury Index	5.12%	3.41%	3.16%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$368,150,836
Total number of portfolio holdings	20
Total advisory fees paid	$549,083
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity
(% of total investments)
4/15/2027	5.0%
7/15/2027	5.4%
10/15/2027	4.9%
1/15/2028	8.3%
4/15/2028	8.7%
7/15/2028	5.2%
10/15/2028	5.1%
1/15/2029	7.7%
4/15/2029	9.8%
7/15/2029	5.5%
10/15/2029	5.4%
1/15/2030	5.5%
4/15/2030	6.0%
7/15/2030	5.8%
10/15/2030	6.0%
1/15/2031	5.7%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SDIP-AR-Y
Invesco Short Duration Inflation Protected Fund

Invesco Short Duration Inflation Protected Fund
Class R5: ALMIX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration Inflation Protected Fund (Class R5)	$31	0.30%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, Treasury Inflation Protected Securities provided positive returns through the period and inflation expectations were lower at the end of the period. After gaining some clarity around US tariffs, markets were able to rebound after initial price spikes and experience gains in most sectors during 2025 and into 2026. Core inflation has shown a downward trend, but it remained above the US Federal Reserve's target during the period.
• For the fiscal year ended February 28, 2026, Class R5 shares of the Fund returned 4.84%. For the same time period, the ICE BofA 1-5 Year US Inflation-Linked Treasury Index (the “Benchmark”) returned 5.12%. This is an index replication fund so there is no active management involved.
• We seek to replicate the risk and return characteristics of the Benchmark by generally investing in the component securities of the Benchmark in their respective weightings. For the fiscal year, the Fund generated positive returns, but underperformed the Benchmark. The Fund’s performance will typically lag its Benchmark due to fees.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Duration Inflation Protected Fund (Class R5)	4.84%	3.11%	2.85%
ICE BofA 1-5 Year US Inflation-Linked Treasury Index	5.12%	3.41%	3.16%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$368,150,836
Total number of portfolio holdings	20
Total advisory fees paid	$549,083
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity
(% of total investments)
4/15/2027	5.0%
7/15/2027	5.4%
10/15/2027	4.9%
1/15/2028	8.3%
4/15/2028	8.7%
7/15/2028	5.2%
10/15/2028	5.1%
1/15/2029	7.7%
4/15/2029	9.8%
7/15/2029	5.5%
10/15/2029	5.4%
1/15/2030	5.5%
4/15/2030	6.0%
7/15/2030	5.8%
10/15/2030	6.0%
1/15/2031	5.7%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SDIP-AR-R5
Invesco Short Duration Inflation Protected Fund

Invesco Short Duration Inflation Protected Fund
Class R6: SDPSX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration Inflation Protected Fund (Class R6)	$31	0.30%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, Treasury Inflation Protected Securities provided positive returns through the period and inflation expectations were lower at the end of the period. After gaining some clarity around US tariffs, markets were able to rebound after initial price spikes and experience gains in most sectors during 2025 and into 2026. Core inflation has shown a downward trend, but it remained above the US Federal Reserve's target during the period.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 4.84%. For the same time period, the ICE BofA 1-5 Year US Inflation-Linked Treasury Index (the “Benchmark”) returned 5.12%. This is an index replication fund so there is no active management involved.
• We seek to replicate the risk and return characteristics of the Benchmark by generally investing in the component securities of the Benchmark in their respective weightings. For the fiscal year, the Fund generated positive returns, but underperformed the Benchmark. The Fund’s performance will typically lag its Benchmark due to fees.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Duration Inflation Protected Fund (Class R6)	4.84%	3.09%	2.87%
ICE BofA 1-5 Year US Inflation-Linked Treasury Index	5.12%	3.41%	3.16%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$368,150,836
Total number of portfolio holdings	20
Total advisory fees paid	$549,083
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity
(% of total investments)
4/15/2027	5.0%
7/15/2027	5.4%
10/15/2027	4.9%
1/15/2028	8.3%
4/15/2028	8.7%
7/15/2028	5.2%
10/15/2028	5.1%
1/15/2029	7.7%
4/15/2029	9.8%
7/15/2029	5.5%
10/15/2029	5.4%
1/15/2030	5.5%
4/15/2030	6.0%
7/15/2030	5.8%
10/15/2030	6.0%
1/15/2031	5.7%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SDIP-AR-R6
Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund
Class A: STBAX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Bond Fund (Class A)	$66	0.64%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market continued to benefit from generally supportive fundamentals, including resilient economic growth and stable corporate balance sheets. Credit spreads remained near historically tight levels for much of the period, although there were intermittent periods of modest widening as macro conditions evolved. Because the Fund holds predominantly corporate bonds, it benefited from this overall constructive market environment.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 5.25%. For the same time period, the Bloomberg 1-3 Year Government/Credit Index (the "Benchmark") returned 4.92%.
What contributed to performance?
Securitized | Exposure to out of Benchmark securitized sectors, including non-agency mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities contributed positively to performance as these areas benefited from stable fundamentals and attractive relative value opportunities.
Investment grade industrials and financials | Security selection in the financials and industrials sectors within the investment-grade corporate market added to relative Fund performance, supported by solid credit fundamentals and economic backdrop.
High yield industrials | High yield corporates, particularly within the industrials segment, contributed positively to relative Fund performance during the fiscal year.
What detracted from performance?
Insurance sub-sector | The insurance sub-sector modestly detracted from relative performance with relative weakness among issuers such as Lincoln Financial and Pacific Life weighing on results.
Brokerage/asset managers/exchanges sub-sector | The brokerage/asset-management/exchanges and asset management sub-sector detracted from relative Fund performance during the period, led by underperformance in credits such as Apollo Global Management.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Bond Fund (Class A) —including sales charge	2.59%	1.86%	2.30%
Invesco Short Term Bond Fund (Class A) —excluding sales charge	5.25%	2.37%	2.56%
Bloomberg 1-3 Year Government/Credit Index	4.92%	2.12%	2.10%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,108,510,970
Total number of portfolio holdings	922
Total advisory fees paid	$6,493,271
Portfolio turnover rate	177%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 01/31/2028	2.35%
U.S. Treasury Notes, 3.75%, 01/31/2031	1.74%
BX Trust, Series 2021-LGCY, Class A, 4.28%, 10/15/2036	1.18%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
Alphabet, Inc., 3.70%, 02/15/2029	0.73%
LG Electronics, Inc., 5.63%, 04/24/2027	0.72%
Invesco Short Duration Total Return Bond ETF	0.71%
Carnival Corp., 5.13%, 05/01/2029	0.71%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.70%
Morgan Stanley, Series I, 4.13%, 10/18/2029	0.70%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
STB-AR-A
Invesco Short Term Bond Fund

Invesco Short Term Bond Fund
Class C: STBCX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Bond Fund (Class C)	$101	0.99%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market continued to benefit from generally supportive fundamentals, including resilient economic growth and stable corporate balance sheets. Credit spreads remained near historically tight levels for much of the period, although there were intermittent periods of modest widening as macro conditions evolved. Because the Fund holds predominantly corporate bonds, it benefited from this overall constructive market environment.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 4.88%. For the same time period, the Bloomberg 1-3 Year Government/Credit Index (the "Benchmark") returned 4.92%.
What contributed to performance?
Securitized | Exposure to out of Benchmark securitized sectors, including non-agency mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities contributed positively to performance as these areas benefited from stable fundamentals and attractive relative value opportunities.
Investment grade industrials and financials | Security selection in the financials and industrials sectors within the investment-grade corporate market added to relative Fund performance, supported by solid credit fundamentals and economic backdrop.
High yield industrials | High yield corporates, particularly within the industrials segment, contributed positively to relative Fund performance during the fiscal year.
What detracted from performance?
Insurance sub-sector | The insurance sub-sector modestly detracted from relative performance with relative weakness among issuers such as Lincoln Financial and Pacific Life weighing on results.
Brokerage/asset managers/exchanges sub-sector | The brokerage/asset-management/exchanges and asset management sub-sector detracted from relative Fund performance during the period, led by underperformance in credits such as Apollo Global Management.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Bond Fund (Class C) —including sales charge	4.38%	2.02%	2.27%
Invesco Short Term Bond Fund (Class C) —excluding sales charge	4.88%	2.02%	2.27%
Bloomberg 1-3 Year Government/Credit Index	4.92%	2.12%	2.10%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,108,510,970
Total number of portfolio holdings	922
Total advisory fees paid	$6,493,271
Portfolio turnover rate	177%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 01/31/2028	2.35%
U.S. Treasury Notes, 3.75%, 01/31/2031	1.74%
BX Trust, Series 2021-LGCY, Class A, 4.28%, 10/15/2036	1.18%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
Alphabet, Inc., 3.70%, 02/15/2029	0.73%
LG Electronics, Inc., 5.63%, 04/24/2027	0.72%
Invesco Short Duration Total Return Bond ETF	0.71%
Carnival Corp., 5.13%, 05/01/2029	0.71%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.70%
Morgan Stanley, Series I, 4.13%, 10/18/2029	0.70%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
STB-AR-C
Invesco Short Term Bond Fund

Invesco Short Term Bond Fund
Class R: STBRX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Bond Fund (Class R)	$101	0.99%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market continued to benefit from generally supportive fundamentals, including resilient economic growth and stable corporate balance sheets. Credit spreads remained near historically tight levels for much of the period, although there were intermittent periods of modest widening as macro conditions evolved. Because the Fund holds predominantly corporate bonds, it benefited from this overall constructive market environment.
• For the fiscal year ended February 28, 2026, Class R shares of the Fund returned 4.76%. For the same time period, the Bloomberg 1-3 Year Government/Credit Index (the "Benchmark") returned 4.92%.
What contributed to performance?
Securitized | Exposure to out of Benchmark securitized sectors, including non-agency mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities contributed positively to performance as these areas benefited from stable fundamentals and attractive relative value opportunities.
Investment grade industrials and financials | Security selection in the financials and industrials sectors within the investment-grade corporate market added to relative Fund performance, supported by solid credit fundamentals and economic backdrop.
High yield industrials | High yield corporates, particularly within the industrials segment, contributed positively to relative Fund performance during the fiscal year.
What detracted from performance?
Insurance sub-sector | The insurance sub-sector modestly detracted from relative performance with relative weakness among issuers such as Lincoln Financial and Pacific Life weighing on results.
Brokerage/asset managers/exchanges sub-sector | The brokerage/asset-management/exchanges and asset management sub-sector detracted from relative Fund performance during the period, led by underperformance in credits such as Apollo Global Management.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Bond Fund (Class R)	4.76%	1.99%	2.19%
Bloomberg 1-3 Year Government/Credit Index	4.92%	2.12%	2.10%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,108,510,970
Total number of portfolio holdings	922
Total advisory fees paid	$6,493,271
Portfolio turnover rate	177%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 01/31/2028	2.35%
U.S. Treasury Notes, 3.75%, 01/31/2031	1.74%
BX Trust, Series 2021-LGCY, Class A, 4.28%, 10/15/2036	1.18%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
Alphabet, Inc., 3.70%, 02/15/2029	0.73%
LG Electronics, Inc., 5.63%, 04/24/2027	0.72%
Invesco Short Duration Total Return Bond ETF	0.71%
Carnival Corp., 5.13%, 05/01/2029	0.71%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.70%
Morgan Stanley, Series I, 4.13%, 10/18/2029	0.70%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
STB-AR-R
Invesco Short Term Bond Fund

Invesco Short Term Bond Fund
Class Y: STBYX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Bond Fund (Class Y)	$50	0.49%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market continued to benefit from generally supportive fundamentals, including resilient economic growth and stable corporate balance sheets. Credit spreads remained near historically tight levels for much of the period, although there were intermittent periods of modest widening as macro conditions evolved. Because the Fund holds predominantly corporate bonds, it benefited from this overall constructive market environment.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 5.28%. For the same time period, the Bloomberg 1-3 Year Government/Credit Index (the "Benchmark") returned 4.92%.
What contributed to performance?
Securitized | Exposure to out of Benchmark securitized sectors, including non-agency mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities contributed positively to performance as these areas benefited from stable fundamentals and attractive relative value opportunities.
Investment grade industrials and financials | Security selection in the financials and industrials sectors within the investment-grade corporate market added to relative Fund performance, supported by solid credit fundamentals and economic backdrop.
High yield industrials | High yield corporates, particularly within the industrials segment, contributed positively to relative Fund performance during the fiscal year.
What detracted from performance?
Insurance sub-sector | The insurance sub-sector modestly detracted from relative performance with relative weakness among issuers such as Lincoln Financial and Pacific Life weighing on results.
Brokerage/asset managers/exchanges sub-sector | The brokerage/asset-management/exchanges and asset management sub-sector detracted from relative Fund performance during the period, led by underperformance in credits such as Apollo Global Management.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Bond Fund (Class Y)	5.28%	2.53%	2.70%
Bloomberg 1-3 Year Government/Credit Index	4.92%	2.12%	2.10%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,108,510,970
Total number of portfolio holdings	922
Total advisory fees paid	$6,493,271
Portfolio turnover rate	177%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 01/31/2028	2.35%
U.S. Treasury Notes, 3.75%, 01/31/2031	1.74%
BX Trust, Series 2021-LGCY, Class A, 4.28%, 10/15/2036	1.18%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
Alphabet, Inc., 3.70%, 02/15/2029	0.73%
LG Electronics, Inc., 5.63%, 04/24/2027	0.72%
Invesco Short Duration Total Return Bond ETF	0.71%
Carnival Corp., 5.13%, 05/01/2029	0.71%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.70%
Morgan Stanley, Series I, 4.13%, 10/18/2029	0.70%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
STB-AR-Y
Invesco Short Term Bond Fund

Invesco Short Term Bond Fund
Class R5: ISTBX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Bond Fund (Class R5)	$47	0.46%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market continued to benefit from generally supportive fundamentals, including resilient economic growth and stable corporate balance sheets. Credit spreads remained near historically tight levels for much of the period, although there were intermittent periods of modest widening as macro conditions evolved. Because the Fund holds predominantly corporate bonds, it benefited from this overall constructive market environment.
• For the fiscal year ended February 28, 2026, Class R5 shares of the Fund returned 5.31%. For the same time period, the Bloomberg 1-3 Year Government/Credit Index (the "Benchmark") returned 4.92%.
What contributed to performance?
Securitized | Exposure to out of Benchmark securitized sectors, including non-agency mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities contributed positively to performance as these areas benefited from stable fundamentals and attractive relative value opportunities.
Investment grade industrials and financials | Security selection in the financials and industrials sectors within the investment-grade corporate market added to relative Fund performance, supported by solid credit fundamentals and economic backdrop.
High yield industrials | High yield corporates, particularly within the industrials segment, contributed positively to relative Fund performance during the fiscal year.
What detracted from performance?
Insurance sub-sector | The insurance sub-sector modestly detracted from relative performance with relative weakness among issuers such as Lincoln Financial and Pacific Life weighing on results.
Brokerage/asset managers/exchanges sub-sector | The brokerage/asset-management/exchanges and asset management sub-sector detracted from relative Fund performance during the period, led by underperformance in credits such as Apollo Global Management.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Bond Fund (Class R5)	5.31%	2.56%	2.76%
Bloomberg 1-3 Year Government/Credit Index	4.92%	2.12%	2.10%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,108,510,970
Total number of portfolio holdings	922
Total advisory fees paid	$6,493,271
Portfolio turnover rate	177%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 01/31/2028	2.35%
U.S. Treasury Notes, 3.75%, 01/31/2031	1.74%
BX Trust, Series 2021-LGCY, Class A, 4.28%, 10/15/2036	1.18%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
Alphabet, Inc., 3.70%, 02/15/2029	0.73%
LG Electronics, Inc., 5.63%, 04/24/2027	0.72%
Invesco Short Duration Total Return Bond ETF	0.71%
Carnival Corp., 5.13%, 05/01/2029	0.71%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.70%
Morgan Stanley, Series I, 4.13%, 10/18/2029	0.70%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
STB-AR-R5
Invesco Short Term Bond Fund

Invesco Short Term Bond Fund
Class R6: ISTFX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Bond Fund (Class R6)	$40	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market continued to benefit from generally supportive fundamentals, including resilient economic growth and stable corporate balance sheets. Credit spreads remained near historically tight levels for much of the period, although there were intermittent periods of modest widening as macro conditions evolved. Because the Fund holds predominantly corporate bonds, it benefited from this overall constructive market environment.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 5.48%. For the same time period, the Bloomberg 1-3 Year Government/Credit Index (the "Benchmark") returned 4.92%.
What contributed to performance?
Securitized | Exposure to out of Benchmark securitized sectors, including non-agency mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities contributed positively to performance as these areas benefited from stable fundamentals and attractive relative value opportunities.
Investment grade industrials and financials | Security selection in the financials and industrials sectors within the investment-grade corporate market added to relative Fund performance, supported by solid credit fundamentals and economic backdrop.
High yield industrials | High yield corporates, particularly within the industrials segment, contributed positively to relative Fund performance during the fiscal year.
What detracted from performance?
Insurance sub-sector | The insurance sub-sector modestly detracted from relative performance with relative weakness among issuers such as Lincoln Financial and Pacific Life weighing on results.
Brokerage/asset managers/exchanges sub-sector | The brokerage/asset-management/exchanges and asset management sub-sector detracted from relative Fund performance during the period, led by underperformance in credits such as Apollo Global Management.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Bond Fund (Class R6)	5.48%	2.62%	2.82%
Bloomberg 1-3 Year Government/Credit Index	4.92%	2.12%	2.10%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,108,510,970
Total number of portfolio holdings	922
Total advisory fees paid	$6,493,271
Portfolio turnover rate	177%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 01/31/2028	2.35%
U.S. Treasury Notes, 3.75%, 01/31/2031	1.74%
BX Trust, Series 2021-LGCY, Class A, 4.28%, 10/15/2036	1.18%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
Alphabet, Inc., 3.70%, 02/15/2029	0.73%
LG Electronics, Inc., 5.63%, 04/24/2027	0.72%
Invesco Short Duration Total Return Bond ETF	0.71%
Carnival Corp., 5.13%, 05/01/2029	0.71%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.70%
Morgan Stanley, Series I, 4.13%, 10/18/2029	0.70%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
STB-AR-R6
Invesco Short Term Bond Fund

Invesco SMA High Yield Bond Fund
SMHYX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco SMA High Yield Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SMA High Yield Bond Fund	$0	0.00%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market benefited from a benign default environment, resilient consumers, rate cuts and solid earnings growth. Continued disinflation and resilient economic growth supporting corporate fundamentals led to tightening credit spreads despite tariff uncertaintay at the beginning of the period. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2026, the Fund returned 6.93%. For the same time period, the Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index returned 7.48%.
What contributed to performance?
Utilities and communication services | Security selection within the utilities and communication services were key contributors to relative performance, mainly driven by lower-quality wireline and electric companies.
Investment grade financial institutions | Security selection in investment grade financial institutions also boosted relative performance.
What detracted from performance?
Consumer-cyclical corporates | Exposure to consumer-cyclical corporates detracted from relative performance. Security selection in retailers was the main detractor.
Energy corporates | An underweight in independent and oil field services detracted from relative performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (3/1/23)
Invesco SMA High Yield Bond Fund	6.93%	8.71%
Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index	7.48%	8.99%
Bloomberg U.S. Aggregate Bond Index	6.26%	5.33%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$10,566,192
Total number of portfolio holdings	205
Total advisory fees paid	$0
Portfolio turnover rate	121%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Iliad Holding S.A.S., 8.50%, 04/15/2031	2.03%
Studio City Finance Ltd., 5.00%, 01/15/2029	1.83%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055	1.50%
EZCORP, Inc., 7.38%, 04/01/2032	1.48%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027	1.44%
United Airlines Holdings, Inc., 5.38%, 03/01/2031	1.22%
CMA CGM S.A., 4.88%, 01/15/2032	1.11%
New Gold, Inc., 6.88%, 04/01/2032	1.05%
Vodafone Group PLC, 4.13%, 06/04/2081	1.05%
VoltaGrid LLC, 7.38%, 11/01/2030	1.02%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SMAHYB-AR-NA
Invesco SMA High Yield Bond Fund

Invesco U.S. Government Money Portfolio
Invesco Cash Reserve: GMQXX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco U.S. Government Money Portfolio (Invesco Cash Reserve)	$70	0.69%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,128,186,982
Total number of portfolio holdings	78
Total advisory fees paid	$3,543,475
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	63.3%
8-30	2.7%
31-60	1.7%
61-90	1.0%
91-180	13.0%
181+	18.3%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2026, the Fund’s contractual management fee is calculated at the annual rate of 0.15% of the Fund's average daily net assets.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GMKT-AR-CR
Invesco U.S. Government Money Portfolio

Invesco U.S. Government Money Portfolio
Class C: GMCXX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco U.S. Government Money Portfolio (Class C)	$157	1.55%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,128,186,982
Total number of portfolio holdings	78
Total advisory fees paid	$3,543,475
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	63.3%
8-30	2.7%
31-60	1.7%
61-90	1.0%
91-180	13.0%
181+	18.3%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2026, the Fund’s contractual management fee is calculated at the annual rate of 0.15% of the Fund's average daily net assets.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GMKT-AR-C
Invesco U.S. Government Money Portfolio

Invesco U.S. Government Money Portfolio
Class R: GMLXX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco U.S. Government Money Portfolio (Class R)	$106	1.04%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,128,186,982
Total number of portfolio holdings	78
Total advisory fees paid	$3,543,475
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	63.3%
8-30	2.7%
31-60	1.7%
61-90	1.0%
91-180	13.0%
181+	18.3%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2026, the Fund’s contractual management fee is calculated at the annual rate of 0.15% of the Fund's average daily net assets.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GMKT-AR-R
Invesco U.S. Government Money Portfolio

Invesco U.S. Government Money Portfolio
Class Y: OMBXX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco U.S. Government Money Portfolio (Class Y)	$55	0.54%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,128,186,982
Total number of portfolio holdings	78
Total advisory fees paid	$3,543,475
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	63.3%
8-30	2.7%
31-60	1.7%
61-90	1.0%
91-180	13.0%
181+	18.3%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2026, the Fund’s contractual management fee is calculated at the annual rate of 0.15% of the Fund's average daily net assets.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GMKT-AR-Y
Invesco U.S. Government Money Portfolio

Invesco U.S. Government Money Portfolio
Class R6: GMRXX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco U.S. Government Money Portfolio (Class R6)	$45	0.44%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,128,186,982
Total number of portfolio holdings	78
Total advisory fees paid	$3,543,475
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	63.3%
8-30	2.7%
31-60	1.7%
61-90	1.0%
91-180	13.0%
181+	18.3%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2026, the Fund’s contractual management fee is calculated at the annual rate of 0.15% of the Fund's average daily net assets.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GMKT-AR-R6
Invesco U.S. Government Money Portfolio

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended February 28, 2026.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has two audit committee financial experts serving on its Audit Committee: Anthony J. LaCava, Jr. and James Liddy. Each of these audit committee financial experts is "independent" within the meaning of that term as used in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2026	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2025

Audit Fees	$ 390,174	$ 385,535
Audit-Related Fees(1)	$ 19,175	$ 0
Tax Fees(2)	$ 133,818	$ 153,456
All Other Fees	$ 0	$ 0
Total Fees	$ 543,167	$ 538,991
(1)	Audit-Related Fees for the fiscal year ended 2026 includes fees billed for reviewing regulatory filings.
(2)

Tax Fees for the fiscal years ended 2026 and 2025 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax, year-to-date estimates for various book-to-tax differences and other tax services.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2026 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2025 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 1,195,000	$ 1,141,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,195,000	$ 1,141,000

(1) Audit-Related Fees for the fiscal years ended 2026 and 2025 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval.  These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds.  Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Fund.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings.  Such delegation does not preclude the Chair or Vice Chair from declining, on a case-by-case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

·	Management functions;
·	Human resources;
·	Broker-dealer, investment adviser, or investment banking services;
·	Legal services;
·	Expert services unrelated to the audit;
·	Any service or product provided for a contingent fee or a commission;
·	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;
·	Tax services for persons in financial reporting oversight roles at the Fund; and
·	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

·	Bookkeeping or other services related to the accounting records or financial statements of the audit client;
·	Financial information systems design and implementation;
·	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
·	Actuarial services; and
·	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g)  In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $6,726,000 for the fiscal year ended February 28, 2026 and $6,489,000 for the fiscal year ended February 28, 2025. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $8,054,818 for the fiscal year ended February 28, 2026 and $7,783,456 for the fiscal year ended February 28, 2025.

PwC provided audit services to the Investment Company complex of approximately $35 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

(i) Not applicable.

(j) Not applicable.

1	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and Other Information
February 28, 2026
Invesco Corporate Bond Fund
Nasdaq:
A: ACCBX ■ C: ACCEX ■ R: ACCZX ■ Y: ACCHX ■ R5: ACCWX ■ R6: ICBFX

2	Schedule of Investments
31	Financial Statements
34	Financial Highlights
35	Notes to Financial Statements
43	Report of Independent Registered Public Accounting Firm
44	Tax Information
45	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2026

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–88.22%
Advertising–0.66%
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/2031(b)	$270,000	$285,532
7.50%, 03/15/2033(b)	270,000	291,622
Lamar Media Corp.,
4.88%, 01/15/2029	7,000	7,000
5.38%, 11/01/2033(b)(c)	3,030,000	3,039,581
Omnicom Group, Inc.,
4.20%, 03/02/2029	1,874,000	1,878,434
4.75%, 03/30/2030	1,148,000	1,170,882
5.00%, 06/02/2033	9,408,000	9,413,860
5.30%, 06/02/2036	11,469,000	11,388,970
		27,475,881
Aerospace & Defense–1.43%
BAE Systems PLC (United Kingdom), 5.13%, 03/26/2029(b)	1,724,000	1,786,296
Boeing Co. (The),
6.30%, 05/01/2029	1,342,000	1,430,376
6.39%, 05/01/2031	5,000	5,467
6.53%, 05/01/2034	2,079,000	2,331,657
5.81%, 05/01/2050	4,918,000	4,941,032
5.93%, 05/01/2060	31,000	31,114
General Dynamics Corp., 4.95%, 08/15/2035	1,512,000	1,564,417
Hexcel Corp., 5.88%, 02/26/2035	477,000	508,831
Howmet Aerospace, Inc.,
3.75%, 03/03/2028	3,118,000	3,114,978
3.90%, 04/15/2029	970,000	971,119
4.85%, 10/15/2031(c)	324,000	336,428
4.75%, 04/15/2036	2,065,000	2,072,260
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	373,000	387,168
5.75%, 01/15/2035	1,292,000	1,382,583
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	1,792,000	1,888,519
5.60%, 07/31/2053(c)	1,062,000	1,069,842
Lockheed Martin Corp.,
4.40%, 08/15/2030	2,159,000	2,199,443
4.75%, 02/15/2034	1,003,000	1,031,053
4.80%, 08/15/2034	678,000	694,265
4.50%, 05/15/2036	113,000	112,748
4.15%, 06/15/2053	21,000	17,183
4.30%, 06/15/2062	574,000	465,850
5.90%, 11/15/2063	685,000	723,631
5.20%, 02/15/2064	68,000	64,014
Northrop Grumman Corp.,
4.03%, 10/15/2047	114,000	93,586
4.95%, 03/15/2053	898,000	827,399
RTX Corp.,
5.75%, 01/15/2029	1,144,000	1,202,893
6.00%, 03/15/2031	489,000	530,842
5.15%, 02/27/2033	1,563,000	1,636,158
6.10%, 03/15/2034	1,564,000	1,729,763
6.40%, 03/15/2054(c)	1,272,000	1,422,384
Principal Amount		Value
Aerospace & Defense–(continued)
Textron, Inc., 4.95%, 03/15/2036	$2,801,000	$2,816,571
TransDigm, Inc.,
6.75%, 08/15/2028(b)	4,860,000	4,952,607
6.38%, 03/01/2029(b)	10,081,000	10,367,613
6.88%, 12/15/2030(b)	510,000	531,087
7.13%, 12/01/2031(b)	340,000	356,776
6.00%, 01/15/2033(b)	621,000	632,447
6.38%, 05/31/2033(b)	2,192,000	2,239,036
6.25%, 01/31/2034(b)(c)	596,000	616,936
		59,086,372
Agricultural & Farm Machinery–0.46%
AGCO Corp.,
5.45%, 03/21/2027	140,000	141,785
5.80%, 03/21/2034	1,052,000	1,112,149
CNH Industrial Capital LLC, 4.75%, 03/21/2028	688,000	697,458
Deere Funding Canada Corp., 4.15%, 10/09/2030(c)	8,954,000	9,012,110
Imperial Brands Finance PLC (United Kingdom),
4.50%, 06/30/2028(b)	1,517,000	1,533,700
5.63%, 07/01/2035(b)	1,346,000	1,394,810
6.38%, 07/01/2055(b)	3,170,000	3,297,974
John Deere Capital Corp.,
4.38%, 10/15/2030	45,000	45,808
5.10%, 04/11/2034	1,729,000	1,807,369
		19,043,163
Agricultural Products & Services–0.66%
Archer-Daniels-Midland Co., 2.70%, 09/15/2051(c)	3,965,000	2,494,555
Bunge Ltd. Finance Corp.,
4.55%, 08/04/2030	8,939,000	9,084,149
5.15%, 08/04/2035(c)	5,708,000	5,859,114
Cargill, Inc.,
4.13%, 10/23/2030(b)	2,466,000	2,475,704
5.13%, 10/11/2032(b)(c)	566,000	595,102
4.75%, 04/24/2033(b)	935,000	951,953
5.38%, 10/23/2055(b)	5,861,771	5,714,022
		27,174,599
Air Freight & Logistics–0.20%
GXO Logistics, Inc.,
6.25%, 05/06/2029	1,218,000	1,286,159
6.50%, 05/06/2034	1,335,000	1,453,725
United Parcel Service, Inc.,
4.65%, 10/15/2030	29,000	29,974
5.15%, 05/22/2034(c)	1,302,000	1,371,393
5.25%, 05/14/2035(c)	757,000	795,867
5.50%, 05/22/2054(c)	3,172,000	3,142,503
5.95%, 05/14/2055	67,000	70,409
		8,150,030
Apparel Retail–0.00%
Saks Global Enterprises LLC, 11.00%, 12/31/2049(b)(d)	326,310	2,243
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Apparel, Accessories & Luxury Goods–0.09%
Gildan Activewear, Inc. (Canada),
4.70%, 10/07/2030(b)	$1,403,000	$1,412,378
5.40%, 10/07/2035(b)(c)	2,352,000	2,381,030
		3,793,408
Application Software–0.27%
Autodesk, Inc., 5.30%, 06/15/2035	18,000	18,452
Black Pearl Compute LLC, 6.13%, 02/15/2031(b)	3,533,000	3,620,272
Cadence Design Systems, Inc., 4.70%, 09/10/2034	15,000	15,135
Cloud Software Group, Inc.,
9.00%, 09/30/2029(b)	329,000	322,533
8.25%, 06/30/2032(b)	510,000	510,863
Intuit, Inc., 5.20%, 09/15/2033	18,000	18,673
Roper Technologies, Inc.,
4.45%, 09/15/2030	794,000	798,915
4.75%, 02/15/2032	276,000	278,531
4.90%, 10/15/2034(c)	1,425,000	1,416,898
5.10%, 09/15/2035(c)	3,432,000	3,427,299
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	576,000	575,574
Synopsys, Inc., 5.70%, 04/01/2055	12,000	12,001
		11,015,146
Asset Management & Custody Banks–0.67%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	3,710,000	3,802,583
Ameriprise Financial, Inc.,
4.50%, 05/13/2032	403,000	407,567
5.15%, 05/15/2033(c)	1,821,000	1,891,859
5.20%, 04/15/2035	3,579,000	3,643,848
Bank of New York Mellon Corp. (The),
4.89%, 07/21/2028(e)	38,000	38,579
4.54%, 02/01/2029(e)	17,000	17,204
4.98%, 03/14/2030(e)	6,000	6,177
5.06%, 07/22/2032(e)	1,441,000	1,499,775
5.83%, 10/25/2033(e)	686,000	743,099
4.71%, 02/01/2034(e)	504,000	511,239
5.19%, 03/14/2035(c)(e)	298,000	310,108
Series J, 4.97%, 04/26/2034(e)	738,000	758,444
BlackRock, Inc., 4.75%, 05/25/2033	1,718,000	1,771,833
Brookfield Asset Management Ltd. (Canada),
5.80%, 04/24/2035	2,981,000	3,095,696
6.08%, 09/15/2055(c)	1,468,000	1,493,659
Carlyle Group, Inc. (The), 5.05%, 09/19/2035(c)	2,754,000	2,721,885
Citadel L.P.,
6.00%, 01/23/2030(b)	230,000	240,538
6.38%, 01/23/2032(b)	584,000	618,332
Northern Trust Corp.,
4.15%, 11/19/2030	28,000	28,260
6.13%, 11/02/2032	939,000	1,029,044
5.12%, 11/19/2040(e)	2,665,000	2,673,075
Principal Amount		Value
Asset Management & Custody Banks–(continued)
State Street Corp.,
4.65% (SOFR + 0.95%), 04/24/2028(f)	$24,000	$24,132
5.68%, 11/21/2029(e)	29,000	30,344
4.73%, 02/28/2030	60,000	61,693
4.83%, 04/24/2030	31,000	31,940
6.12%, 11/21/2034(e)	25,000	27,178
5.15%, 02/28/2036(e)	79,000	81,502
4.78%, 10/23/2036(e)	21,000	20,994
		27,580,587
Automobile Manufacturers–1.82%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	6,550,000	6,560,050
3.75%, 01/30/2031(b)	1,280,000	1,218,351
5.88%, 12/01/2033(b)	298,000	304,486
American Honda Finance Corp., 4.60%, 04/17/2030	360,000	366,491
Daimler Truck Finance North America LLC (Germany),
4.65%, 10/12/2030(b)(c)	1,397,000	1,420,266
5.00%, 10/12/2032(b)	6,980,000	7,160,245
5.63%, 01/13/2035(b)(c)	2,373,000	2,493,689
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	2,188,000	2,199,408
2.70%, 08/10/2026	626,000	621,791
7.35%, 11/04/2027	1,726,000	1,801,365
5.92%, 03/20/2028	3,239,000	3,327,280
6.80%, 05/12/2028	2,725,000	2,851,052
6.80%, 11/07/2028	54,000	56,931
7.35%, 03/06/2030	48,000	52,037
7.20%, 06/10/2030	1,453,000	1,569,366
Honda Motor Co. Ltd. (Japan),
4.69%, 07/08/2030	2,628,000	2,679,576
5.34%, 07/08/2035(c)	8,649,000	8,958,342
Hyundai Capital America,
5.50%, 03/30/2026(b)	13,000	13,013
4.88%, 06/23/2027(b)	1,997,000	2,021,688
5.00%, 01/07/2028(b)	2,744,000	2,792,350
4.25%, 01/08/2029(b)	6,189,000	6,225,867
5.35%, 03/19/2029(b)	7,000	7,248
5.30%, 01/08/2030(b)(c)	1,231,000	1,281,186
5.80%, 04/01/2030(b)	76,000	80,318
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	2,711,000	2,771,795
PACCAR Financial Corp., Series R, 3.90%, 02/05/2029	5,082,000	5,120,194
Toyota Motor Credit Corp.,
4.55%, 08/09/2029	13,000	13,297
5.35%, 01/09/2035	4,924,000	5,214,142
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029(b)(c)	2,652,000	2,724,080
4.60%, 06/08/2029(b)	55,000	55,384
5.60%, 03/22/2034(b)	3,173,000	3,302,490
		75,263,778
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Automotive Parts & Equipment–0.38%
American Axle & Manufacturing, Inc.,
6.38%, 10/15/2032(b)	$50,000	$50,919
7.75%, 10/15/2033(b)(c)	950,000	966,155
BMW US Capital LLC (Germany), 4.50%, 08/11/2030(b)	881,000	892,942
Clarios Global L.P./Clarios US Finance Co.,
6.75%, 02/15/2030(b)	759,000	795,402
6.75%, 09/15/2032(b)	110,000	114,246
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	535,000	570,145
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	11,000	11,175
4.90%, 05/01/2033(b)	1,763,000	1,811,678
Forvia SE (France), 8.00%, 06/15/2030(b)(c)	624,000	665,304
Magna International, Inc. (Canada), 5.88%, 06/01/2035	588,000	631,021
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	600,000	597,364
Phinia, Inc.,
6.75%, 04/15/2029(b)	5,063,000	5,239,137
6.63%, 10/15/2032(b)(c)	298,000	309,644
ZF North America Capital, Inc. (Germany), 7.50%, 03/24/2031(b)	2,906,000	2,996,664
		15,651,796
Automotive Retail–0.28%
Advance Auto Parts, Inc.,
7.00%, 08/01/2030(b)(c)	1,073,000	1,101,510
7.38%, 08/01/2033(b)(c)	1,258,000	1,290,079
AutoZone, Inc.,
4.75%, 08/01/2032(c)	597,000	606,091
5.20%, 08/01/2033	1,012,000	1,051,407
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(g)	546,770	600,082
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)	1,221,000	1,199,029
6.38%, 01/15/2030(b)	559,000	573,317
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	538,000	565,804
Lithia Motors, Inc.,
5.50%, 10/01/2030(b)	1,682,000	1,693,665
4.38%, 01/15/2031(b)(c)	617,000	593,768
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	2,270,000	2,312,460
		11,587,212
Biotechnology–0.39%
AbbVie, Inc.,
5.05%, 03/15/2034	712,000	739,430
4.88%, 11/14/2048(c)	732,000	676,822
5.40%, 03/15/2054	171,000	168,059
5.50%, 03/15/2064	1,980,000	1,949,671
Amgen, Inc.,
5.25%, 03/02/2030	993,000	1,036,427
4.40%, 05/01/2045	379,000	331,939
5.65%, 03/02/2053	4,076,000	4,071,538
5.75%, 03/02/2063	3,404,000	3,376,608
Principal Amount		Value
Biotechnology–(continued)
Gilead Sciences, Inc.,
5.25%, 10/15/2033	$1,620,000	$1,710,122
5.55%, 10/15/2053(c)	2,143,000	2,154,360
		16,214,976
Brewers–0.01%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 5.55%, 01/23/2049	244,000	245,879
Broadcasting–0.07%
Discovery Communications LLC, 4.13%, 05/15/2029	616,000	607,934
Gray Media, Inc., 9.63%, 07/15/2032(b)	165,000	171,563
Paramount Global,
5.85%, 09/01/2043	1,061,000	786,512
4.95%, 05/19/2050	1,102,000	697,039
Univision Communications, Inc.,
8.00%, 08/15/2028(b)	316,000	324,803
9.38%, 08/01/2032(b)(c)	240,000	254,160
		2,842,011
Broadline Retail–0.00%
Macy’s Retail Holdings LLC, 6.13%, 03/15/2032(b)	75,000	75,606
Building Products–0.33%
Carrier Global Corp., 5.90%, 03/15/2034	416,000	450,215
CRH America Finance, Inc.,
4.40%, 02/09/2031(c)	3,566,000	3,593,958
5.00%, 02/09/2036	4,584,000	4,652,614
5.60%, 02/09/2056(c)	1,307,000	1,307,460
Lennox International, Inc., 5.50%, 09/15/2028	795,000	823,017
Masco Corp., 3.13%, 02/15/2051	3,528,000	2,385,106
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	575,000	577,206
		13,789,576
Cable & Satellite–0.64%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	483,000	482,177
6.38%, 09/01/2029(b)	198,000	200,763
4.75%, 03/01/2030(b)	621,000	600,782
4.75%, 02/01/2032(b)(c)	399,000	371,332
4.50%, 05/01/2032(c)	1,058,000	968,963
4.50%, 06/01/2033(b)(c)	688,000	614,984
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
6.65%, 02/01/2034(c)	2,329,000	2,474,564
5.85%, 12/01/2035(c)	2,194,000	2,209,028
5.75%, 04/01/2048	690,000	601,488
6.83%, 10/23/2055(c)	1,253,000	1,230,580
6.70%, 12/01/2055(c)	1,959,000	1,912,205
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Cable & Satellite–(continued)
Comcast Corp.,
5.50%, 11/15/2032(c)	$1,537,000	$1,640,929
3.45%, 02/01/2050	139,000	95,730
2.89%, 11/01/2051	174,000	105,116
6.05%, 05/15/2055(c)	4,755,000	4,872,244
Cox Communications, Inc.,
5.70%, 06/15/2033(b)	473,000	481,020
5.80%, 12/15/2053(b)	1,875,000	1,637,816
Directv Financing LLC, 8.88%, 02/01/2030(b)	148,000	148,236
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 08/15/2027(b)	119,000	119,213
10.00%, 02/15/2031(b)	75,000	76,765
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	112,000	116,704
Sirius XM Radio LLC, 5.00%, 08/01/2027(b)	4,800,000	4,800,122
Versant Media Group, Inc., 7.25%, 01/30/2031(b)(c)	587,000	601,105
		26,361,866
Cargo Ground Transportation–0.43%
Fedex Freight Holding Co., Inc.,
4.30%, 03/15/2029(b)	3,408,000	3,416,342
4.65%, 03/15/2031(b)	3,278,000	3,297,245
4.95%, 03/15/2033(b)	651,000	651,211
5.25%, 03/15/2036(b)	3,785,000	3,774,749
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.35%, 01/12/2027(b)	4,000	4,041
4.40%, 07/01/2027(b)	989,000	993,709
5.70%, 02/01/2028(b)	441,000	453,360
5.55%, 05/01/2028(b)	1,254,000	1,291,032
6.05%, 08/01/2028(b)	910,000	949,069
6.20%, 06/15/2030(b)	292,000	313,733
4.55%, 01/15/2031(b)	2,095,000	2,108,853
Ryder System, Inc., 4.90%, 12/01/2029	598,000	614,694
		17,868,038
Casinos & Gaming–0.05%
Melco Resorts Finance Ltd. (Hong Kong), 6.50%, 09/24/2033(b)(c)	600,000	598,980
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)(c)	902,000	872,906
Voyager Parent LLC, 9.25%, 07/01/2032(b)	545,000	582,300
		2,054,186
Commercial & Residential Mortgage Finance–0.31%
Aviation Capital Group LLC,
6.25%, 04/15/2028(b)	812,000	844,369
6.75%, 10/25/2028(b)	1,158,000	1,229,147
4.25%, 04/30/2029(b)	950,000	950,266
4.80%, 10/24/2030(b)	4,521,000	4,569,839
Nationstar Mortgage Holdings, Inc.,
6.50%, 08/01/2029(b)	552,000	560,280
7.13%, 02/01/2032(b)	531,000	531,000
Principal Amount		Value
Commercial & Residential Mortgage Finance–(continued)
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(e)	$1,583,000	$1,608,220
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	302,000	290,556
Radian Group, Inc., 6.20%, 05/15/2029(c)	735,000	772,028
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	662,000	679,556
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	236,000	233,288
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	555,000	549,102
		12,817,651
Commodity Chemicals–0.08%
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	540,000	553,500
Westlake Corp., 3.13%, 08/15/2051	4,224,000	2,632,443
		3,185,943
Computer & Electronics Retail–0.23%
Dell International LLC/EMC Corp.,
5.50%, 04/01/2035(c)	4,990,000	5,191,659
8.10%, 07/15/2036	132,000	160,601
Leidos, Inc.,
4.10%, 03/15/2029	3,443,000	3,452,355
5.75%, 03/15/2033	840,000	892,258
		9,696,873
Construction & Engineering–0.03%
AECOM, 6.00%, 08/01/2033(b)	579,000	592,000
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	608,000	606,820
		1,198,820
Construction Machinery & Heavy Transportation Equipment– 1.14%
Caterpillar Financial Services Corp.,
3.75%, 02/23/2029	14,501,000	14,512,346
4.20% (SOFR + 0.49%), 02/23/2029(f)	7,443,000	7,470,657
Caterpillar, Inc.,
5.20%, 05/15/2035(c)	1,564,000	1,639,043
5.50%, 05/15/2055	22,000	22,790
Cummins, Inc.,
4.70%, 02/15/2031	4,380,000	4,508,566
5.15%, 02/20/2034(c)	1,287,000	1,343,044
5.30%, 05/09/2035	2,543,000	2,668,084
5.45%, 02/20/2054(c)	1,644,000	1,647,511
Komatsu Finance America, Inc., 4.20%, 09/18/2030(b)	3,542,000	3,564,940
Westinghouse Air Brake Technologies Corp.,
4.90%, 05/29/2030	2,119,000	2,183,379
5.50%, 05/29/2035(c)	7,164,000	7,541,889
		47,102,249
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Construction Materials–0.08%
JH North America Holdings, Inc.,
5.88%, 01/31/2031(b)	$1,402,000	$1,432,643
6.13%, 07/31/2032(b)	1,947,000	1,999,655
		3,432,298
Consumer Electronics–0.21%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	1,598,000	1,627,968
5.63%, 04/24/2029(b)	1,692,500	1,767,042
Tyco Electronics Group S.A. (Switzerland),
4.50%, 02/09/2031	1,987,000	2,022,696
4.88%, 02/09/2036(c)	3,316,000	3,369,747
		8,787,453
Consumer Finance–1.38%
American Express Co.,
5.65%, 04/23/2027(e)	34,000	34,076
4.73%, 04/25/2029(e)	30,000	30,500
4.35%, 07/20/2029(e)	95,000	95,905
4.51% (SOFR + 0.81%), 07/20/2029(f)	140,000	140,289
5.53%, 04/25/2030(e)	3,882,000	4,057,338
4.72% (SOFR + 1.02%), 01/30/2031(c)(f)	432,000	434,307
5.02%, 04/25/2031(c)(e)	3,242,000	3,350,345
4.92%, 07/20/2033(e)	3,283,000	3,363,928
5.44%, 01/30/2036(e)	1,773,000	1,848,463
5.67%, 04/25/2036(e)	2,222,000	2,353,982
4.80%, 10/24/2036(e)	9,873,000	9,781,808
Bread Financial Holdings, Inc., 8.38%, 06/15/2035(b)(e)	275,000	280,552
Capital One Financial Corp.,
7.15%, 10/29/2027(e)	591,000	602,776
4.49%, 09/11/2031(e)	58,000	58,023
4.72%, 01/30/2032(e)	8,222,000	8,280,377
5.20%, 09/11/2036(e)	37,000	36,916
5.40%, 01/30/2037(e)	11,583,000	11,692,568
EZCORP, Inc., 7.38%, 04/01/2032(b)(c)	1,654,000	1,775,466
FirstCash, Inc., 6.88%, 03/01/2032(b)	715,000	738,775
General Motors Financial Co., Inc., Series B, 6.50%(e)(h)	200,000	203,357
Navient Corp.,
9.38%, 07/25/2030	173,000	175,366
7.88%, 06/15/2032(c)	664,000	618,486
OneMain Finance Corp.,
3.50%, 01/15/2027	4,800,000	4,746,936
6.63%, 05/15/2029	360,000	367,965
4.00%, 09/15/2030	171,000	158,000
7.13%, 11/15/2031	569,000	582,123
6.75%, 03/15/2032	260,000	262,343
7.13%, 09/15/2032(c)	360,000	368,607
6.50%, 03/15/2033(c)	82,000	81,332
Synchrony Financial, 5.02%, 07/29/2029(e)	525,000	531,879
		57,052,788
Principal Amount		Value
Consumer Staples Merchandise Retail–0.15%
Dollar General Corp.,
5.00%, 11/01/2032(c)	$363,000	$372,529
5.50%, 11/01/2052(c)	912,000	896,058
Dollar Tree, Inc., 3.38%, 12/01/2051(c)	3,492,000	2,350,402
Target Corp., 5.00%, 04/15/2035(c)	2,279,000	2,340,530
Walmart, Inc., 4.50%, 09/09/2052	70,000	62,615
		6,022,134
Copper–0.01%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027(c)	403,000	403,317
Data Processing & Outsourced Services–0.51%
QTS Thunder Managing Issuer LLC, 5.67%, 12/10/2030	21,145,000	21,112,906
Distillers & Vintners–0.06%
Brown-Forman Corp., 4.75%, 04/15/2033(c)	425,000	435,844
Constellation Brands, Inc.,
4.80%, 05/01/2030(c)	544,000	557,961
4.90%, 05/01/2033(c)	330,000	336,283
4.95%, 11/01/2035(c)	1,070,000	1,072,430
		2,402,518
Distributors–0.13%
Genuine Parts Co.,
6.50%, 11/01/2028	1,772,000	1,861,572
4.95%, 08/15/2029	1,329,000	1,346,730
6.88%, 11/01/2033(c)	1,904,000	2,107,231
		5,315,533
Diversified Banks–14.29%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	7,620,000	7,615,278
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)(c)	2,500,000	2,798,266
6.75%(b)(e)(h)	2,512,000	2,534,362
Banco Bilbao Vizcaya Argentaria S.A. (Spain),
4.15%, 03/03/2029	3,800,000	3,801,520
4.58% (SOFR + 0.88%), 03/03/2029(f)	6,600,000	6,605,511
9.38%(e)(h)	1,203,000	1,342,854
Banco Santander S.A. (Spain),
5.55%, 03/14/2028(e)	2,000,000	2,030,080
5.07%, 11/06/2030	5,400,000	5,444,366
5.13%, 11/06/2035	4,200,000	4,228,765
8.00%(e)(h)	63,492	70,280
9.63%(c)(e)(h)	1,600,000	1,783,491
9.63%(c)(e)(h)	1,200,000	1,447,512
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Bank of America Corp.,
4.53% (SOFR + 0.83%), 01/24/2029(f)	$39,000	$39,164
5.20%, 04/25/2029(e)	1,342,000	1,375,080
4.71% (SOFR + 1.01%), 01/24/2031(c)(f)	2,030,000	2,041,927
5.16%, 01/24/2031(c)(e)	651,000	675,818
4.46%, 02/06/2032(e)	7,778,000	7,837,936
5.43%, 08/15/2035(e)	2,338,000	2,396,123
2.48%, 09/21/2036(e)	269,000	238,122
7.75%, 05/14/2038	1,450,000	1,779,626
3.31%, 04/22/2042(e)	320,000	255,340
6.63%(c)(e)(h)	2,854,000	2,989,705
Series N, 4.58% (SOFR + 0.87%), 02/06/2032(f)	9,922,000	9,908,152
Series DD, 6.30%(e)(h)	528,000	529,775
Series RR, 4.38%(c)(e)(h)	3,183,000	3,164,125
Series TT, 6.13%(e)(h)	87,000	88,223
Bank of Montreal (Canada),
7.70%, 05/26/2084(e)	200,000	211,949
7.30%, 11/26/2084(c)(e)	3,311,000	3,526,857
Bank of New York Mellon (The), 4.73%, 04/20/2029(e)	1,126,000	1,145,383
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(e)	3,421,000	3,617,892
8.00%, 01/27/2084(c)(e)	3,504,000	3,751,305
6.88%, 10/27/2085(e)	5,857,000	6,050,047
Banque Federative du Credit Mutuel S.A. (France), 4.59%, 10/16/2028(b)	200,000	202,492
Barclays PLC (United Kingdom),
4.22%, 05/24/2030(e)	3,544,000	3,546,367
4.64% (SOFR + 0.93%), 05/24/2030(f)	1,654,000	1,656,560
5.37%, 02/25/2031(e)	1,496,000	1,553,168
4.52%, 02/24/2032(e)	2,822,000	2,830,120
6.69%, 09/13/2034(e)	77,000	85,735
5.21%, 02/24/2037(e)	5,117,000	5,118,083
3.33%, 11/24/2042(e)	423,000	328,976
5.86%, 08/11/2046(e)	2,872,000	2,967,393
BNP Paribas S.A. (France),
5.14% (SOFR + 1.43%), 05/09/2029(b)(f)	200,000	202,168
5.09%, 05/09/2031(b)(c)(e)	202,000	207,725
7.45%(b)(e)(h)	200,000	211,460
BPCE S.A. (France),
6.29%, 01/14/2036(b)(e)	3,148,000	3,392,037
6.92%, 01/14/2046(b)(e)	2,138,000	2,306,689
6.35%, 01/13/2047(b)(c)(e)	3,757,000	3,768,299
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)(c)	585,000	596,397
Principal Amount		Value
Diversified Banks–(continued)
Citigroup, Inc.,
5.17%, 02/13/2030(e)	$697,000	$718,274
4.54%, 09/19/2030(e)	1,940,000	1,963,211
5.17% (SOFR + 1.46%), 05/07/2031(f)	4,550,000	4,645,467
4.50%, 09/11/2031(e)	4,412,000	4,446,582
6.17%, 05/25/2034(e)	2,412,000	2,575,643
5.83%, 02/13/2035(e)	2,608,000	2,714,406
3.88%, 01/24/2039(e)	256,000	228,880
5.41%, 09/19/2039(e)	3,083,000	3,106,320
2.90%, 11/03/2042(e)	258,000	192,515
5.61%, 03/04/2056(c)(e)	5,475,000	5,504,834
6.63%(c)(e)(h)	6,048,000	6,256,209
Series AA, 7.63%(e)(h)	3,949,000	4,187,595
Series BB, 7.20%(e)(h)	2,927,000	3,038,126
Series DD, 7.00%(c)(e)(h)	3,686,000	3,888,336
Series JJ, 6.50%(c)(e)(h)	8,469,000	8,598,084
Series Z, 7.38%(c)(e)(h)	3,898,000	4,068,702
Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	7,135,000	7,466,706
Credit Agricole S.A. (France),
5.22%, 05/27/2031(b)(e)	2,540,000	2,627,414
4.82%, 09/25/2033(b)(e)	6,735,000	6,788,774
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(b)	93,000	94,097
Fifth Third Bancorp,
6.34%, 07/27/2029(e)	170,000	178,787
4.77%, 07/28/2030(e)	608,000	618,289
5.63%, 01/29/2032(e)	219,000	231,060
4.57%, 04/29/2032(e)	12,693,000	12,771,114
4.34%, 04/25/2033(e)	680,000	672,911
5.14%, 01/29/2037(c)(e)	9,339,000	9,371,382
Fifth Third Financial Corp., 5.98%, 01/30/2030(e)	406,000	425,632
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(e)	1,879,000	1,895,100
5.60%, 05/17/2028(e)	200,000	203,689
5.21%, 08/11/2028(e)	1,018,000	1,034,206
5.29%, 11/19/2030(e)	3,044,000	3,156,142
5.13%, 03/03/2031(e)	2,539,000	2,620,279
5.24%, 05/13/2031(e)	3,586,000	3,715,670
5.28% (SOFR + 1.57%), 05/13/2031(f)	5,840,000	5,980,711
7.40%, 11/13/2034(e)	2,162,000	2,477,017
5.79%, 05/13/2036(e)	200,000	212,679
5.74%, 09/10/2036(e)	3,193,000	3,306,865
5.13%, 11/06/2036(e)	3,093,000	3,125,345
6.33%, 03/09/2044(e)	3,432,000	3,792,037
6.88%(e)(h)	2,421,000	2,521,186
7.05%(e)(h)	6,283,000	6,547,617
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(e)	1,995,000	2,067,231
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
5.57%, 04/22/2028(e)	$24,000	$24,434
4.32%, 04/26/2028(e)	692,000	694,477
4.85%, 07/25/2028(e)	538,000	544,344
4.92%, 01/24/2029(e)	14,000	14,259
5.30%, 07/24/2029(e)	19,000	19,559
6.09%, 10/23/2029(e)	20,000	21,015
5.01%, 01/23/2030(e)	430,000	441,816
5.58%, 04/22/2030(e)	939,000	980,841
5.00%, 07/22/2030(e)	1,624,000	1,673,190
4.60%, 10/22/2030(e)	1,749,000	1,781,639
5.14%, 01/24/2031(e)	1,349,000	1,400,087
5.10%, 04/22/2031(c)(e)	1,736,000	1,800,684
4.26%, 10/22/2031(e)	4,154,000	4,167,284
4.35%, 01/22/2032(e)	3,559,000	3,578,055
4.59%, 04/26/2033(e)	863,000	872,281
4.91%, 07/25/2033(e)	130,000	133,329
5.72%, 09/14/2033(e)	2,117,000	2,243,716
5.35%, 06/01/2034(e)	47,000	49,201
5.34%, 01/23/2035(e)	466,000	485,846
4.81%, 10/22/2036(e)	5,162,000	5,154,202
4.90%, 01/22/2037(e)	5,692,000	5,728,327
3.88%, 07/24/2038(e)	218,000	197,549
5.53%, 11/29/2045(c)(e)	2,350,000	2,402,952
4.26%, 02/22/2048(e)	354,000	304,510
Series W, 4.91% (3 mo. Term SOFR + 1.26%), 05/15/2047(c)(f)	1,373,000	1,255,061
Series CC, 6.51% (3 mo. Term SOFR + 2.84%)(c)(f)(h)	657,000	664,862
Series NN, 6.88%(c)(e)(h)	1,890,000	2,012,313
Series OO, 6.50%(c)(e)(h)	7,399,000	7,754,808
KeyCorp, 5.31%, 01/28/2037(e)	1,932,000	1,949,845
Lloyds Banking Group PLC (United Kingdom),
4.43%, 11/04/2031(e)	2,041,000	2,051,396
4.94%, 11/04/2036(e)	5,552,000	5,522,444
Macquarie Bank Ltd. (Australia), 4.16% (SOFR + 0.48%), 02/03/2028(b)(c)(f)	4,474,000	4,479,278
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	70,000	71,054
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(e)	52,000	52,784
5.26%, 04/17/2030(e)	2,594,000	2,686,584
5.16%, 04/24/2031(c)(e)	3,022,000	3,135,874
5.18% (SOFR + 1.48%), 04/24/2031(c)(f)	2,850,000	2,915,232
4.53%, 09/12/2031(e)	3,432,000	3,473,932
5.41%, 04/19/2034(c)(e)	1,235,000	1,301,894
5.43%, 04/17/2035(e)	3,012,000	3,163,669
5.57%, 01/16/2036(e)	200,000	211,323
5.62%, 04/24/2036(e)	11,599,000	12,274,821
5.19%, 09/12/2036(c)(e)	4,365,000	4,472,664
6.35%(e)(h)	5,549,000	5,746,572
8.20%(c)(e)(h)	3,826,000	4,204,066
Principal Amount		Value
Diversified Banks–(continued)
Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(e)	$53,000	$55,128
5.38%, 07/10/2030(c)(e)	2,676,000	2,783,794
4.71%, 07/08/2031(e)	4,396,000	4,484,019
4.95% (SOFR + 1.25%), 07/08/2031(c)(f)	3,809,000	3,871,113
5.59%, 07/10/2035(e)	3,276,000	3,474,342
5.32%, 07/08/2036(c)(e)	5,597,000	5,803,095
Morgan Stanley Bank N.A., 5.02%, 01/12/2029(e)	1,155,000	1,177,490
Morgan Stanley Private Bank N.A.,
4.21%, 02/08/2030(e)	5,198,000	5,223,436
4.48% (SOFR + 0.77%), 02/08/2030(f)	11,894,000	11,870,462
4.73%, 07/18/2031(e)	3,512,000	3,576,960
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(c)(e)	4,254,000	4,541,545
National Securities Clearing Corp., 5.10%, 11/21/2027(b)	74,000	75,717
Nordea Bank Abp (Finland),
4.25%, 08/28/2030(b)(c)	6,241,000	6,312,076
6.30%(b)(c)(e)(h)	3,074,000	3,156,027
6.75%(b)(c)(e)(h)	2,627,000	2,714,913
Panama Infrastructure Receivable Purchaser PLC (United Kingdom), 0.00%, 04/05/2032(b)(i)	1,766,000	1,384,623
Pinnacle Bank,
5.63%, 02/15/2028	3,269,000	3,340,071
5.96%, 01/15/2036(e)	1,683,000	1,711,349
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(e)	1,037,000	1,054,262
4.08%, 01/26/2029(e)	2,462,000	2,470,124
4.32% (SOFR + 0.62%), 01/26/2029(f)	4,064,000	4,064,216
5.58%, 06/12/2029(e)	27,000	27,989
4.90%, 05/13/2031(e)	79,000	81,164
4.63%, 06/06/2033(e)	208,000	207,587
6.04%, 10/28/2033(e)	801,000	870,075
5.07%, 01/24/2034(e)	824,000	851,779
5.37%, 07/21/2036(e)	2,210,000	2,292,126
5.42%, 01/25/2041(e)	7,194,000	7,275,613
Series U, 6.00%(e)(h)	50,000	50,443
Series V, 6.20%(c)(e)(h)	1,607,000	1,637,067
Series W, 6.25%(c)(e)(h)	1,791,000	1,858,782
Royal Bank of Canada (Canada),
5.00%, 02/01/2033	1,191,000	1,236,064
7.50%, 05/02/2084(e)	4,297,000	4,539,774
6.50%, 05/24/2086(e)	18,504,000	18,488,751
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(e)	$877,000	$883,229
6.75%, 02/08/2028(b)(e)	1,037,000	1,062,554
7.02%, 02/08/2030(b)(e)	1,431,000	1,543,219
5.01%, 10/15/2030(b)(e)	2,359,000	2,415,562
5.24%, 05/13/2031(b)(e)	2,966,000	3,073,694
5.39% (SOFR + 1.68%), 05/13/2031(b)(f)	2,944,000	3,028,367
2.68%, 06/29/2032(b)(e)	3,050,000	2,777,884
7.75%(b)(e)(h)	1,875,000	1,951,744
Sumitomo Mitsui Financial Group, Inc. (Japan),
5.33%, 03/03/2041(e)	9,160,000	9,202,578
6.60%(c)(e)(h)	2,647,000	2,745,394
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(b)	42,000	42,383
5.55%, 09/14/2028(b)	76,000	78,944
4.35%, 09/11/2030(b)(c)	3,413,000	3,458,176
5.35%, 03/07/2034(b)	2,190,000	2,303,098
Sumitomo Mitsui Trust Group, Inc. (Japan), 5.42%, 09/11/2036(b)(e)	1,607,000	1,634,778
Toronto-Dominion Bank (The) (Canada),
4.93%, 10/15/2035	2,618,000	2,640,893
8.13%, 10/31/2082(e)	3,042,000	3,185,144
7.25%, 07/31/2084(e)	144,000	150,655
U.S. Bancorp,
5.78%, 06/12/2029(e)	31,000	32,243
4.48%, 01/26/2032(c)(e)	14,553,000	14,717,424
5.84%, 06/12/2034(e)	43,000	46,198
UBS AG (Switzerland), 4.21% (SOFR + 0.50%), 05/17/2027(f)	5,627,000	5,632,225
Wells Fargo & Co.,
5.71%, 04/22/2028(e)	19,000	19,351
4.81%, 07/25/2028(e)	296,000	299,310
5.07% (SOFR + 1.37%), 04/23/2029(c)(f)	2,325,000	2,365,115
5.57%, 07/25/2029(e)	644,000	666,326
6.30%, 10/23/2029(e)	690,000	727,777
4.18%, 01/23/2030(c)(e)	4,749,000	4,766,472
5.20%, 01/23/2030(e)	485,000	500,075
5.15%, 04/23/2031(e)	3,114,000	3,224,320
5.39%, 04/24/2034(e)	611,000	636,914
5.56%, 07/25/2034(e)	720,000	757,865
5.50%, 01/23/2035(e)	2,201,000	2,306,446
4.96%, 01/23/2037(e)	8,942,000	8,979,482
5.38%, 11/02/2043	1,576,000	1,539,087
4.75%, 12/07/2046(c)	662,000	586,770
5.43%, 01/23/2047(e)	15,547,000	15,401,182
4.61%, 04/25/2053(c)(e)	1,174,000	1,012,957
6.85%(e)(h)	2,204,000	2,326,108
7.63%(c)(e)(h)	1,455,000	1,553,501
Series BB, 3.90%(e)(h)	1,694,000	1,693,273
Westpac Banking Corp. (Australia), 5.62%, 11/20/2035(e)	1,662,000	1,740,283
		590,718,676
Principal Amount		Value
Diversified Capital Markets–0.78%
Credit Suisse Group AG (Switzerland),
4.50%(b)(d)(e)(h)(j)	$3,057,000	$870,481
5.25%(b)(d)(e)(h)(j)	1,903,000	541,879
7.25%(b)(d)(e)(h)(j)	330,000	93,967
Sixth Street Lending Partners, 6.13%, 07/15/2030	8,000	8,102
SMBC Aviation Capital Finance DAC (Ireland),
5.30%, 04/03/2029(b)	200,000	206,531
5.55%, 04/03/2034(b)	200,000	209,206
UBS Group AG (Switzerland),
4.75%, 05/12/2028(b)(e)	1,096,000	1,104,995
5.43%, 02/08/2030(b)(e)	630,000	653,111
4.21%, 04/10/2030(b)(e)	7,048,000	7,061,557
4.40%, 09/23/2031(b)(e)	3,327,000	3,337,330
5.01%, 03/23/2037(b)(e)	3,127,000	3,118,131
5.53%, 05/06/2047(b)(e)	7,845,000	7,854,165
4.38%(b)(e)(h)	2,080,000	1,894,291
6.60%(b)(e)(h)	1,149,000	1,156,717
7.00%(b)(e)(h)	821,000	834,309
7.13%(b)(e)(h)	3,202,000	3,282,011
		32,226,783
Diversified Financial Services–3.43%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
6.95%, 03/10/2055(e)	1,056,000	1,116,413
6.50%, 01/31/2056(e)	2,684,000	2,784,304
Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 09/15/2030(b)	2,269,000	2,320,707
Amrize Finance US LLC,
4.70%, 04/07/2028	1,665,000	1,691,154
4.95%, 04/07/2030	1,174,000	1,208,196
Apollo Global Management, Inc.,
6.38%, 11/15/2033	1,390,000	1,521,147
5.15%, 08/12/2035(c)	2,468,000	2,446,402
Atlas Warehouse Lending Co. L.P.,
4.63%, 11/15/2028(b)	2,753,000	2,753,943
5.25%, 01/15/2033(b)	2,431,000	2,417,620
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	1,886,000	1,911,617
6.38%, 05/04/2028(b)	1,386,000	1,444,790
5.75%, 03/01/2029(b)	32,000	33,316
4.20%, 04/15/2029(b)	3,053,000	3,045,365
5.75%, 11/15/2029(b)	18,000	18,822
5.15%, 01/15/2030(b)	74,000	75,859
4.70%, 01/30/2031(b)	5,373,000	5,395,719
4.95%, 10/15/2032(b)	8,314,000	8,336,684
BlackRock Funding, Inc.,
4.90%, 01/08/2035(c)	905,000	932,765
5.35%, 01/08/2055	47,000	45,724
Blackstone Reg Finance Co. L.L.C.,
4.30%, 11/03/2030(c)	1,445,000	1,442,564
4.95%, 02/15/2036(c)	1,372,000	1,360,153
Citadel Finance LLC,
4.75%, 02/14/2029(b)	3,516,000	3,500,345
5.90%, 02/10/2030(b)	2,738,000	2,810,343
5.15%, 02/14/2031(b)	3,373,000	3,360,564
Citadel Securities Global Holdings LLC,
5.50%, 06/18/2030(b)	1,389,000	1,429,538
6.20%, 06/18/2035(b)	1,093,000	1,157,050
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Financial Services–(continued)
Corebridge Financial, Inc.,
6.05%, 09/15/2033(c)	$1,511,000	$1,612,626
5.75%, 01/15/2034(c)	1,822,000	1,885,855
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(b)	29,232,000	29,776,884
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	284,000	286,369
Gabon Blue Bond Master Trust (Gabon), Series 2, 6.10%, 08/01/2038(b)	6,793,000	7,059,675
GGAM Finance Ltd. (Ireland), 5.88%, 03/15/2030(b)	577,000	587,571
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	1,673,000	1,726,539
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	8,744,000	8,709,294
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(b)	616,000	641,263
6.13%, 11/01/2032(b)	4,059,000	4,086,341
6.75%, 05/01/2033(b)	6,602,000	6,779,918
LPL Holdings, Inc.,
5.70%, 05/20/2027	1,077,000	1,095,084
5.20%, 03/15/2030	2,445,000	2,498,010
5.15%, 06/15/2030(c)	1,490,000	1,521,001
5.65%, 03/15/2035	3,996,000	4,063,818
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	7,000	7,384
5.15%, 03/17/2030(b)	20,000	20,447
6.50%, 03/26/2031(b)	12,000	12,955
Osaic Holdings, Inc., 6.75%, 08/01/2032(b)	558,000	563,505
Pershing Square Holdings Ltd., 5.50%, 10/28/2032(b)	6,154,000	6,235,431
Phoenix Aviation Capital Ltd. (Ireland), 9.25%, 07/15/2030(b)	162,000	169,857
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	814,000	846,310
Voya Global Funding, 4.60%, 11/24/2030(b)	2,990,000	3,036,686
Wynnton Funding Trust II, 5.99%, 08/15/2055(b)	3,839,000	3,897,211
		141,681,138
Diversified Metals & Mining–0.73%
BHP Billiton Finance (USA) Ltd. (Australia),
5.25%, 09/08/2030	891,000	935,691
5.25%, 09/08/2033	5,705,000	5,988,957
5.75%, 09/05/2055(c)	1,290,000	1,347,948
Corp. Nacional del Cobre de Chile (Chile), 5.53%, 01/30/2037(b)	5,378,000	5,513,794
Principal Amount		Value
Diversified Metals & Mining–(continued)
Glencore Funding LLC (Australia),
4.91%, 04/01/2028(b)(c)	$1,282,000	$1,306,449
5.37%, 04/04/2029(b)	993,000	1,029,568
5.19%, 04/01/2030(b)	2,267,000	2,346,519
5.63%, 04/04/2034(b)	1,829,000	1,935,253
5.89%, 04/04/2054(b)(c)	842,000	863,804
6.14%, 04/01/2055(b)(c)	859,000	908,050
Rio Tinto Finance (USA) PLC (Australia),
4.88%, 03/14/2030	3,009,000	3,108,985
5.00%, 03/14/2032	827,000	859,805
5.13%, 03/09/2053	203,000	192,665
5.75%, 03/14/2055	2,191,000	2,275,597
5.88%, 03/14/2065	1,691,000	1,766,655
		30,379,740
Diversified Real Estate Activities–0.01%
Velocity Commercial Capital LLC, 9.38%, 02/15/2031(b)	600,000	608,738
Diversified REITs–0.05%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	636,000	615,934
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	100,000	101,506
VICI Properties L.P.,
5.13%, 05/15/2032	24,000	24,353
5.75%, 04/01/2034	464,000	482,331
5.63%, 05/15/2052	120,000	112,840
6.13%, 04/01/2054(c)	633,000	637,832
		1,974,796
Diversified Support Services–0.27%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	6,975,000	7,288,387
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)(c)	810,000	854,782
5.04%, 03/25/2030(b)(c)	1,925,000	1,974,857
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	807,000	821,035
7.75%, 03/15/2031(b)	299,000	311,234
		11,250,295
Drug Retail–0.30%
CK Hutchison International (23) Ltd. (United Kingdom),
4.75%, 04/21/2028(b)	1,613,000	1,641,409
4.88%, 04/21/2033(b)	3,457,000	3,555,383
CVS Pass-Through Trust,
6.04%, 12/10/2028	439,508	445,895
5.77%, 01/10/2033(b)	1,003,363	1,029,949
Teva Pharmaceutical Finance Netherlands IV B.V. (Israel), 5.75%, 12/01/2030	5,392,000	5,598,590
		12,271,226
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Electric Utilities–7.31%
AEP Texas, Inc.,
5.70%, 05/15/2034(c)	$699,000	$741,051
5.25%, 05/15/2052	640,000	592,989
5.85%, 10/15/2055	39,000	39,012
AEP Transmission Co. LLC, 5.38%, 06/15/2035	550,000	575,019
Alabama Power Co.,
Series C, 4.30%, 03/15/2031	2,762,000	2,792,546
5.85%, 11/15/2033	794,000	859,721
5.10%, 04/02/2035	1,309,000	1,357,287
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	1,037,000	1,105,044
American Electric Power Co., Inc.,
5.20%, 01/15/2029	659,000	681,972
Series C, 5.80%, 03/15/2056(e)	11,341,000	11,398,590
Series D, 6.05%, 03/15/2056(e)	3,082,000	3,094,066
Arizona Public Service Co., 5.90%, 08/15/2055(c)	3,872,000	3,987,089
Baltimore Gas and Electric Co., 5.45%, 06/01/2035(c)	1,410,000	1,480,496
Berkshire Hathaway Energy Co., 3.80%, 07/15/2048	166,000	127,686
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(c)(e)	849,000	865,158
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	525,000	523,796
Capital Power (US Holdings), Inc. (Canada),
5.26%, 06/01/2028(b)	722,000	736,949
6.19%, 06/01/2035(b)(c)	2,804,000	2,961,896
CenterPoint Energy Houston Electric LLC,
4.80%, 03/15/2030	1,266,000	1,306,378
5.05%, 03/01/2035	914,000	935,372
Series AJ, 4.85%, 10/01/2052	1,611,000	1,474,327
Commonwealth Edison Co., 5.95%, 06/01/2055	1,120,000	1,171,278
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	14,000	14,856
6.15%, 11/15/2052(c)	408,000	436,569
5.90%, 11/15/2053	1,360,000	1,409,714
5.75%, 11/15/2055(c)	1,998,000	2,029,838
Series C, 3.00%, 12/01/2060	152,000	91,481
Constellation Energy Generation LLC,
6.13%, 01/15/2034	587,000	643,153
6.50%, 10/01/2053(c)	976,000	1,077,618
5.75%, 03/15/2054(c)	1,382,000	1,390,496
5.88%, 01/15/2066	2,004,000	2,001,880
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	104,000	113,099
Duke Energy Carolinas LLC,
4.85%, 03/15/2030(c)	327,000	338,488
5.25%, 03/15/2035	59,000	61,606
5.35%, 01/15/2053	1,203,000	1,171,609
Principal Amount		Value
Electric Utilities–(continued)
Duke Energy Corp.,
4.85%, 01/05/2029	$983,000	$1,007,591
5.00%, 08/15/2052	1,165,000	1,033,258
Duke Energy Florida LLC,
4.20%, 12/01/2030	1,584,000	1,596,573
6.20%, 11/15/2053	153,000	166,731
Duke Energy Indiana LLC,
5.40%, 04/01/2053	2,283,000	2,211,370
5.90%, 05/15/2055	597,000	617,133
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)(c)	1,457,000	1,508,654
6.38%, 01/13/2055(b)	10,824,000	11,431,706
6.00%, 04/22/2064(b)	4,711,000	4,703,302
9.13%(b)(e)(h)	1,818,000	2,163,136
Entergy Corp.,
7.13%, 12/01/2054(e)	1,200,000	1,256,400
5.88%, 06/15/2056(e)	82,000	82,410
Entergy Louisiana LLC, 5.15%, 09/15/2034	1,205,000	1,246,652
Entergy Texas, Inc.,
5.25%, 04/15/2035	1,683,000	1,747,599
5.55%, 09/15/2054	49,000	47,931
Evergy Metro, Inc.,
4.95%, 04/15/2033	656,000	673,619
5.13%, 08/15/2035(c)	2,381,000	2,431,326
Evergy Missouri West, Inc., 5.25%, 12/15/2035(b)	2,093,000	2,121,423
Exelon Corp.,
5.15%, 03/15/2029(c)	532,000	550,032
5.13%, 03/15/2031(c)	2,746,000	2,862,214
5.45%, 03/15/2034(c)	892,000	937,149
5.60%, 03/15/2053(c)	1,782,000	1,731,011
5.88%, 03/15/2055	3,098,000	3,111,174
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	153,000	156,555
FirstEnergy Transmission LLC,
4.55%, 01/15/2030	954,000	968,555
5.00%, 01/15/2035	953,000	968,081
Florida Power & Light Co.,
4.70%, 02/15/2036	1,804,000	1,810,021
5.80%, 03/15/2065	1,538,000	1,581,625
5.60%, 02/15/2066	3,085,000	3,069,639
Georgia Power Co., 4.95%, 05/17/2033(c)	735,000	759,362
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(b)(c)	1,611,000	1,642,796
Indiana Michigan Power Co.,
5.63%, 04/01/2053	166,000	166,708
5.60%, 03/15/2056	2,249,000	2,243,208
Louisville Gas and Electric Co., 5.85%, 08/15/2055	7,442,000	7,639,548
MidAmerican Energy Co.,
5.35%, 01/15/2034	628,000	661,691
5.85%, 09/15/2054	1,835,000	1,913,227
5.30%, 02/01/2055	1,079,000	1,047,404
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
National Rural Utilities Cooperative Finance Corp.,
Series D, 4.14% (SOFR + 0.43%), 08/09/2027(f)	$7,938,000	$7,947,767
4.15%, 08/25/2028	3,638,000	3,664,389
4.05%, 02/09/2029	4,791,000	4,815,594
4.85%, 02/07/2029	974,000	1,000,812
5.00%, 02/07/2031	1,516,000	1,575,890
5.80%, 01/15/2033(c)	651,000	704,230
5.00%, 08/15/2034(c)	2,225,000	2,297,267
7.13%, 09/15/2053(c)(e)	5,490,000	5,766,685
5.75%, 04/20/2056	7,795,000	7,795,000
5.95%, 04/20/2056	9,114,000	9,114,000
NextEra Energy Capital Holdings, Inc.,
5.00%, 07/15/2032	424,000	437,724
5.45%, 03/15/2035(c)	3,093,000	3,217,877
5.55%, 03/15/2054	3,117,000	3,026,547
5.90%, 03/15/2055(c)	2,809,000	2,858,157
Niagara Mohawk Power Corp.,
4.65%, 10/03/2030(b)	2,744,000	2,787,669
5.29%, 01/17/2034(b)	1,226,000	1,263,936
5.66%, 01/17/2054(b)	805,000	792,585
6.00%, 07/03/2055(b)	6,921,000	7,071,736
Northern States Power Co., 5.65%, 05/15/2055	2,155,000	2,191,688
NRG Energy, Inc.,
4.73%, 10/15/2030(b)	5,831,000	5,889,158
5.75%, 01/15/2034(b)	1,911,000	1,939,361
5.41%, 10/15/2035(b)(c)	5,331,000	5,390,920
6.00%, 01/15/2036(b)	1,510,000	1,537,606
Oglethorpe Power Corp., 5.90%, 02/01/2055(c)	1,418,000	1,430,498
Ohio Power Co., 5.65%, 06/01/2034(c)	4,217,000	4,461,132
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053(c)	4,374,000	4,353,886
Oncor Electric Delivery Co. LLC,
5.65%, 11/15/2033	1,073,000	1,151,586
5.80%, 04/01/2055(b)(c)	5,033,000	5,175,128
Pacific Gas and Electric Co.,
6.10%, 01/15/2029	1,767,000	1,856,156
5.20%, 05/01/2036(c)	2,525,000	2,534,348
6.15%, 03/01/2055	37,000	37,286
6.00%, 05/01/2056	3,225,000	3,187,589
PacifiCorp,
5.10%, 02/15/2029	873,000	898,065
5.30%, 02/15/2031	972,000	1,010,076
5.45%, 02/15/2034	1,528,000	1,570,209
5.80%, 01/15/2055	1,751,000	1,669,399
7.13%, 08/15/2056(e)	2,077,000	2,041,837
PG&E Corp., 7.38%, 03/15/2055(e)	7,237,000	7,491,511
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	168,000	171,332
5.15%, 05/15/2030	569,000	589,960
PPL Capital Funding, Inc.,
Conv., 3.00%, 12/01/2030(b)	3,762,000	3,941,635
5.25%, 09/01/2034	643,000	664,646
PPL Electric Utilities Corp., 5.55%, 08/15/2055(c)	935,000	942,551
Principal Amount		Value
Electric Utilities–(continued)
PSEG Power LLC, 5.20%, 05/15/2030(b)	$18,000	$18,582
Public Service Co. of Colorado, 5.25%, 04/01/2053	1,755,000	1,656,902
RWE Finance US LLC (Germany), 5.88%, 09/18/2055(b)	2,495,000	2,483,073
San Diego Gas & Electric Co., 5.35%, 04/01/2053	1,897,000	1,807,546
Sierra Pacific Power Co., 5.90%, 03/15/2054	2,280,000	2,335,922
Southern Co. (The),
5.70%, 10/15/2032(c)	633,000	678,728
5.70%, 03/15/2034	2,257,000	2,401,387
4.85%, 03/15/2035	1,382,000	1,379,989
Southwestern Electric Power Co., 5.30%, 04/01/2033	849,000	880,671
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	1,237,000	1,279,127
Union Electric Co.,
5.20%, 04/01/2034	1,956,000	2,042,617
5.25%, 04/15/2035	1,736,000	1,800,830
5.13%, 03/15/2055	1,063,000	997,725
Virginia Electric & Power Co.,
5.00%, 04/01/2033	748,000	768,975
2.95%, 11/15/2051	277,000	176,641
5.70%, 08/15/2053	223,000	221,666
Series C, 4.90%, 09/15/2035	4,383,000	4,397,805
Series D, 5.60%, 09/15/2055(c)	4,478,000	4,395,954
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	1,564,000	1,564,215
4.38%, 05/01/2029(b)	78,000	77,206
4.60%, 10/15/2030(b)	2,505,000	2,522,142
4.70%, 01/31/2031(b)	3,585,000	3,607,196
7.75%, 10/15/2031(b)	1,767,000	1,868,125
6.88%, 04/15/2032(b)	1,355,000	1,426,124
6.95%, 10/15/2033(b)	1,526,000	1,711,702
6.00%, 04/15/2034(b)(c)	957,000	1,015,107
5.70%, 12/30/2034(b)	44,000	45,627
5.35%, 01/31/2036(b)	5,210,000	5,248,648
Wisconsin Electric Power Co., 4.15%, 10/15/2030(c)	1,832,000	1,843,322
Wisconsin Public Service Corp., 4.25%, 01/15/2031(c)	2,949,000	2,980,010
Xcel Energy, Inc., 4.75%, 03/21/2028	902,000	916,569
		302,270,504
Electrical Components & Equipment–0.88%
EnerSys,
4.38%, 12/15/2027(b)	2,985,000	2,983,703
6.63%, 01/15/2032(b)	286,000	295,361
Molex Electronic Technologies LLC,
4.75%, 04/30/2028(b)	1,423,000	1,443,118
5.25%, 04/30/2032(b)	2,124,000	2,206,655
Regal Rexnord Corp.,
6.05%, 04/15/2028	522,000	541,355
6.40%, 04/15/2033	3,123,000	3,396,667
Vertiv Group Corp., 4.13%, 11/15/2028(b)	11,983,000	11,942,513
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Electrical Components & Equipment–(continued)
Vertiv Holdings Co.,
4.85%, 03/15/2036	$2,101,000	$2,093,731
5.65%, 03/15/2046	2,175,000	2,161,434
5.80%, 03/15/2056	3,455,000	3,463,408
5.95%, 03/15/2066	6,069,000	6,048,926
		36,576,871
Electronic Components–0.33%
Amphenol Corp.,
4.13%, 11/15/2030(c)	4,763,000	4,788,895
4.40%, 02/15/2033	4,000,000	4,011,009
5.00%, 01/15/2035(c)	1,293,000	1,327,282
5.38%, 11/15/2054(c)	828,000	818,632
Corning, Inc., 5.45%, 11/15/2079	2,121,000	2,014,842
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	556,000	524,559
		13,485,219
Electronic Equipment & Instruments–0.04%
Keysight Technologies, Inc., 5.35%, 07/30/2030	1,406,000	1,475,000
Electronic Manufacturing Services–0.07%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	836,000	866,301
Jabil, Inc., 4.75%, 02/01/2033	2,019,000	2,012,219
		2,878,520
Environmental & Facilities Services–0.15%
GFL Environmental Holdings (US), Inc., 5.50%, 02/01/2034(b)	485,000	487,351
Republic Services, Inc.,
5.00%, 12/15/2033(c)	1,171,000	1,221,062
5.00%, 04/01/2034	917,000	951,462
Rollins, Inc., 5.25%, 02/24/2035	1,686,000	1,733,846
Veralto Corp., 5.35%, 09/18/2028	1,195,000	1,234,375
Waste Management, Inc., 5.35%, 10/15/2054(c)	138,000	136,730
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	387,000	403,990
		6,168,816
Fertilizers & Agricultural Chemicals–0.14%
FMC Corp., 3.45%, 10/01/2029	120,000	106,015
Mosaic Co. (The),
4.35%, 01/15/2029	2,672,000	2,695,433
4.60%, 11/15/2030	3,114,000	3,154,352
		5,955,800
Financial Exchanges & Data–0.22%
Intercontinental Exchange, Inc.,
3.95%, 12/01/2028	1,519,000	1,520,807
4.60%, 03/15/2033	726,000	736,418
4.95%, 06/15/2052(c)	1,086,000	997,274
5.20%, 06/15/2062	1,370,000	1,271,360
Moody’s Corp., 3.10%, 11/29/2061	298,000	184,589
MSCI, Inc., 5.25%, 09/01/2035(c)	2,183,000	2,186,564
Principal Amount		Value
Financial Exchanges & Data–(continued)
Nasdaq, Inc.,
5.35%, 06/28/2028	$279,000	$287,342
5.55%, 02/15/2034	709,000	747,481
5.95%, 08/15/2053(c)	372,000	385,846
6.10%, 06/28/2063	820,000	852,411
		9,170,092
Food Distributors–0.02%
Sysco Corp., 5.10%, 09/23/2030	847,000	879,510
Food Retail–0.13%
Alimentation Couche-Tard, Inc. (Canada), 5.08%, 09/29/2035(b)(c)	3,660,000	3,718,457
Kroger Co. (The), 5.65%, 09/15/2064(c)	1,853,000	1,792,728
		5,511,185
Forest Products–0.05%
Georgia-Pacific LLC,
4.40%, 06/30/2028(b)	682,000	690,481
4.95%, 06/30/2032(b)(c)	1,177,000	1,223,371
		1,913,852
Gas Utilities–0.43%
Atmos Energy Corp.,
5.90%, 11/15/2033(c)	706,000	772,719
5.20%, 08/15/2035(c)	5,586,000	5,835,315
6.20%, 11/15/2053	757,000	835,594
5.45%, 01/15/2056	54,000	53,269
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	1,022,000	1,075,648
Snam S.p.A. (Italy),
5.00%, 05/28/2030(b)	1,243,000	1,280,194
5.75%, 05/28/2035(b)	3,059,000	3,238,090
6.50%, 05/28/2055(b)	3,076,000	3,309,139
Southern Natural Gas Co. L.L.C., 5.45%, 08/01/2035(b)	923,000	958,936
Southwest Gas Corp., 5.45%, 03/23/2028	319,000	327,986
		17,686,890
Gold–0.03%
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	1,123,000	1,197,620
Health Care Distributors–0.31%
Cardinal Health, Inc.,
4.50%, 09/15/2030(c)	717,000	727,557
5.45%, 02/15/2034	745,000	783,885
5.15%, 09/15/2035	1,270,000	1,300,797
Cencora, Inc.,
3.95%, 02/13/2029	2,595,000	2,596,460
4.25%, 11/15/2030	2,294,000	2,303,187
McKesson Corp.,
4.65%, 05/30/2030	2,354,000	2,410,208
4.95%, 05/30/2032(c)	2,467,000	2,573,641
		12,695,735
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Health Care Equipment–0.94%
Abbott Laboratories,
3.70%, 03/09/2029	$7,547,000	$7,547,629
4.65%, 03/15/2036	6,182,000	6,186,324
5.50%, 03/15/2056	10,550,000	10,593,986
5.60%, 03/15/2066	5,876,000	5,883,320
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031(c)	2,369,000	2,428,291
Hologic, Inc., 3.25%, 02/15/2029(b)	615,000	612,172
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	3,355,000	3,498,997
Stryker Corp.,
4.25%, 09/11/2029	350,000	354,347
4.85%, 02/10/2030	1,586,000	1,636,409
5.20%, 02/10/2035	52,000	54,010
		38,795,485
Health Care Facilities–0.35%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(b)(c)	301,000	311,113
Adventist Health System, 5.76%, 12/01/2034	702,000	739,709
Ascension Health,
Series 2025, 4.29%, 11/15/2030	2,674,000	2,704,018
4.92%, 11/15/2035	1,886,000	1,924,120
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051(c)	1,492,000	919,601
Select Medical Corp., 6.25%, 12/01/2032(b)	26,000	25,384
Tenet Healthcare Corp.,
4.25%, 06/01/2029	407,000	401,620
6.75%, 05/15/2031	457,000	475,748
5.50%, 11/15/2032(b)	1,434,000	1,452,760
6.00%, 11/15/2033(b)	49,000	50,668
Universal Health Services, Inc.,
4.63%, 10/15/2029	902,000	912,642
5.05%, 10/15/2034	2,405,000	2,391,966
UPMC,
5.04%, 05/15/2033	1,554,000	1,599,884
5.38%, 05/15/2043	515,000	515,616
		14,424,849
Health Care REITs–0.16%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	12,000	12,065
5.15%, 04/15/2053	47,000	42,728
5.63%, 05/15/2054(c)	340,000	329,189
Diversified Healthcare Trust, 7.25%, 10/15/2030(b)(c)	570,000	593,448
Healthpeak OP LLC, 5.38%, 02/15/2035	916,000	945,343
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	109,000	116,739
National Health Investors, Inc., 5.35%, 02/01/2033(c)	784,000	794,047
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	2,206,000	2,263,123
Principal Amount		Value
Health Care REITs–(continued)
Ventas Realty L.P., 5.00%, 02/15/2036(c)	$1,463,000	$1,463,276
		6,559,958
Health Care Services–1.21%
Cigna Group (The),
4.50%, 09/15/2030	1,207,000	1,223,695
3.40%, 03/15/2051	130,000	91,633
CommonSpirit Health,
5.32%, 12/01/2034	2,471,000	2,553,156
5.55%, 12/01/2054	797,000	784,437
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	377,000	362,513
4.75%, 02/15/2031(b)	270,000	247,937
CVS Health Corp.,
5.00%, 01/30/2029	1,219,000	1,251,647
5.25%, 01/30/2031(c)	494,000	514,969
5.45%, 09/15/2035(c)	3,957,000	4,088,893
6.75%, 12/10/2054(c)(e)	1,912,000	1,989,914
7.00%, 03/10/2055(e)	8,714,000	9,170,692
6.20%, 09/15/2055(c)	3,719,000	3,814,969
6.00%, 06/01/2063	15,000	14,729
6.25%, 09/15/2065	4,346,000	4,415,208
DaVita, Inc.,
6.88%, 09/01/2032(b)	273,000	283,841
6.75%, 07/15/2033(b)(c)	290,000	301,308
HCA, Inc.,
5.00%, 03/01/2028	1,013,000	1,034,335
4.30%, 11/15/2030	708,000	709,559
5.45%, 09/15/2034	539,000	559,836
5.75%, 03/01/2035(c)	2,057,000	2,178,233
5.25%, 06/15/2049	231,000	211,976
5.90%, 06/01/2053	1,906,000	1,878,244
6.20%, 03/01/2055(c)	1,509,000	1,551,108
Icon Investments Six DAC,
5.81%, 05/08/2027	3,282,000	3,312,038
5.85%, 05/08/2029(c)	3,404,000	3,486,033
6.00%, 05/08/2034(c)	2,590,000	2,658,671
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	737,000	477,435
Quest Diagnostics, Inc., 6.40%, 11/30/2033	870,000	972,979
		50,139,988
Health Care Supplies–0.38%
180 Medical, Inc. (United Kingdom), 5.30%, 10/08/2035(b)	2,683,000	2,702,572
Medline Borrower L.P., 3.88%, 04/01/2029(b)	6,367,000	6,266,124
Solventum Corp.,
5.40%, 03/01/2029	636,000	659,631
5.60%, 03/23/2034	3,341,000	3,494,546
5.90%, 04/30/2054(c)	2,432,000	2,429,349
		15,552,222
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Heavy Electrical Equipment–0.25%
GE Vernova, Inc.,
4.25%, 02/04/2031	$2,304,000	$2,320,744
4.88%, 02/04/2036(c)	4,896,000	4,959,849
5.50%, 02/04/2056	2,995,000	2,973,605
		10,254,198
Highways & Railtracks–0.19%
Burlington Northern Santa Fe LLC,
5.20%, 04/15/2054	1,928,000	1,844,880
5.55%, 03/15/2056	1,375,000	1,381,111
5.80%, 03/15/2056	4,429,000	4,633,693
		7,859,684
Home Improvement Retail–0.06%
Home Depot, Inc. (The),
4.65%, 09/15/2035	1,614,000	1,616,503
4.95%, 09/15/2052(c)	615,000	569,414
Lowe’s Cos., Inc.,
5.63%, 04/15/2053	193,000	190,225
4.45%, 04/01/2062	35,000	27,790
5.80%, 09/15/2062	163,000	162,000
5.85%, 04/01/2063	73,000	73,106
		2,639,038
Homebuilding–0.11%
D.R. Horton, Inc., 5.00%, 10/15/2034(c)	1,086,000	1,113,649
Toll Brothers Finance Corp., 5.60%, 06/15/2035(c)	3,241,000	3,431,552
		4,545,201
Hotel & Resort REITs–0.16%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.25%, 08/15/2032	2,485,000	2,573,301
4.75%, 03/15/2033	1,859,000	1,862,893
5.75%, 07/15/2034	560,000	593,960
4.95%, 01/15/2035	1,155,000	1,156,798
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)(c)	475,000	454,779
		6,641,731
Hotels, Resorts & Cruise Lines–0.61%
Carnival Corp.,
7.00%, 08/15/2029(b)	328,000	343,429
5.75%, 03/15/2030(b)	63,000	65,201
5.88%, 06/15/2031(b)	190,000	198,683
5.75%, 08/01/2032(b)	145,000	150,662
6.13%, 02/15/2033(b)	9,000	9,323
Choice Hotels International, Inc., 5.85%, 08/01/2034	18,000	18,678
Expedia Group, Inc., 5.40%, 02/15/2035(c)	3,125,000	3,159,010
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)	4,823,000	4,940,488
3.75%, 05/01/2029(b)	4,883,000	4,756,993
6.13%, 04/01/2032(b)	34,000	35,174
5.88%, 03/15/2033(b)	1,108,000	1,141,260
Marriott International, Inc., 5.30%, 05/15/2034	841,000	874,742
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)(c)	1,062,000	1,030,441
Principal Amount		Value
Hotels, Resorts & Cruise Lines–(continued)
Royal Caribbean Cruises Ltd.,
5.50%, 04/01/2028(b)	$424,000	$433,430
6.25%, 03/15/2032(b)	504,000	525,721
6.00%, 02/01/2033(b)	7,418,000	7,686,115
		25,369,350
Housewares & Specialties–0.02%
Newell Brands, Inc.,
6.38%, 09/15/2027	175,000	178,093
6.63%, 09/15/2029	282,000	286,630
6.38%, 05/15/2030(c)	329,000	330,274
		794,997
Independent Power Producers & Energy Traders–0.35%
AES Corp. (The), 5.80%, 03/15/2032(c)	7,152,000	7,473,913
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041(b)	1,370,862	1,431,413
Vistra Corp.,
7.00%(b)(e)(h)	1,724,000	1,745,719
8.00%(b)(e)(h)	271,000	276,242
Series C, 8.88%(b)(e)(h)	812,000	897,625
VoltaGrid LLC, 7.38%, 11/01/2030(b)	2,427,000	2,535,393
		14,360,305
Industrial Conglomerates–0.23%
Honeywell International, Inc.,
4.25%, 01/15/2029	10,000	10,116
4.95%, 09/01/2031(c)	1,924,000	2,011,335
5.00%, 02/15/2033	514,000	536,344
5.25%, 03/01/2054	323,000	311,098
5.35%, 03/01/2064	244,000	237,018
Siemens Funding B.V. (Germany),
4.60%, 05/28/2030(b)	1,751,000	1,794,850
4.90%, 05/28/2032(b)(c)	1,207,000	1,254,139
5.20%, 05/28/2035(b)	2,521,000	2,644,368
5.90%, 05/28/2065(b)	857,000	909,188
		9,708,456
Industrial Machinery & Supplies & Components–0.53%
Enpro, Inc., 6.13%, 06/01/2033(b)	1,139,000	1,178,350
ESAB Corp., 6.25%, 04/15/2029(b)	5,633,000	5,781,193
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	767,000	778,424
5.40%, 08/14/2028	154,000	159,326
Nordson Corp.,
5.60%, 09/15/2028	279,000	288,638
5.80%, 09/15/2033	795,000	850,366
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	1,334,000	1,410,227
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	5,702,000	5,626,514
Stanley Black & Decker, Inc., 2.75%, 11/15/2050	3,773,000	2,285,788
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Industrial Machinery & Supplies & Components–(continued)
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	$3,316,000	$3,434,153
		21,792,979
Industrial REITs–0.00%
LXP Industrial Trust, 6.75%, 11/15/2028	122,000	129,337
Insurance Brokers–0.50%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	838,000	853,792
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	465,000	486,755
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	234,000	239,801
5.00%, 02/15/2032	405,000	414,177
5.15%, 02/15/2035	900,000	912,775
6.75%, 02/15/2054	37,000	40,509
5.55%, 02/15/2055(c)	1,677,000	1,606,096
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 8.13%, 02/15/2032(b)	324,000	310,485
HUB International Ltd., 7.25%, 06/15/2030(b)	811,000	836,976
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033(c)	1,328,000	1,398,746
4.95%, 03/15/2036	5,951,000	6,006,219
2.90%, 12/15/2051	50,000	31,817
6.25%, 11/01/2052	497,000	534,178
5.45%, 03/15/2053	532,000	512,465
5.70%, 09/15/2053(c)	1,476,000	1,476,522
Willis North America, Inc.,
4.55%, 03/15/2031	2,365,000	2,367,791
5.15%, 03/15/2036	2,458,000	2,459,503
		20,488,607
Integrated Oil & Gas–1.49%
Ecopetrol S.A. (Colombia), 8.88%, 01/13/2033	3,679,000	3,907,049
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	2,383,000	2,499,154
Occidental Petroleum Corp.,
6.45%, 09/15/2036	2,563,000	2,793,321
6.20%, 03/15/2040(c)	2,677,000	2,792,036
4.63%, 06/15/2045	3,697,000	3,062,520
6.60%, 03/15/2046(c)	7,843,000	8,337,956
4.40%, 04/15/2046	1,995,000	1,633,818
4.10%, 02/15/2047	2,962,000	2,242,331
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029	4,302,000	4,631,761
6.63%, 06/15/2035	290,000	277,747
SA Global Sukuk Ltd. (Saudi Arabia),
4.13%, 09/17/2030(b)	10,480,000	10,404,715
4.63%, 09/17/2035(b)	5,327,000	5,233,130
Saudi Arabian Oil Co. (Saudi Arabia),
4.00%, 02/02/2029(b)(c)	4,805,000	4,808,568
4.75%, 06/02/2030(b)	5,785,000	5,906,239
5.38%, 06/02/2035(b)	2,918,000	3,031,408
Principal Amount		Value
Integrated Oil & Gas–(continued)
Shell Finance US, Inc., 3.75%, 09/12/2046	$260,000	$206,453
		61,768,206
Integrated Telecommunication Services–1.93%
AT&T, Inc.,
4.70%, 08/15/2030(c)	2,563,000	2,628,480
5.40%, 02/15/2034	1,220,000	1,279,143
5.38%, 08/15/2035	3,934,000	4,087,688
5.55%, 11/01/2045	272,000	268,011
4.50%, 03/09/2048	243,000	204,151
3.50%, 09/15/2053	307,000	209,634
5.70%, 11/01/2054	74,000	71,850
3.55%, 09/15/2055	9,299,000	6,302,704
6.05%, 08/15/2056	8,200,000	8,352,925
Bell Canada (Canada),
6.88%, 09/15/2055(e)	24,000	25,072
7.00%, 09/15/2055(c)(e)	1,873,000	1,983,393
Cipher Compute LLC, 7.13%, 11/15/2030(b)	4,735,000	4,941,417
FiberCop S.p.A. (Italy),
6.00%, 09/30/2034(b)	850,000	835,332
7.20%, 07/18/2036(b)	875,000	889,327
Iliad Holding S.A.S. (France),
7.00%, 10/15/2028(b)	137,000	138,904
8.50%, 04/15/2031(b)	1,386,000	1,485,694
7.00%, 04/15/2032(b)	95,000	97,642
Level 3 Financing, Inc.,
6.88%, 06/30/2033(b)	595,000	616,697
7.00%, 03/31/2034(b)	594,667	618,635
8.50%, 01/15/2036(b)	255,000	265,776
NTT Finance Corp. (Japan),
4.88%, 07/16/2030(b)	1,512,000	1,551,495
5.50%, 07/16/2035(b)(c)	2,444,000	2,554,396
Orange S.A. (France), 5.75%, 01/13/2056(b)	200,000	206,217
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(b)	2,650,000	2,663,740
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033(c)	553,000	587,764
7.72%, 06/04/2038	5,000	5,719
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	732,000	828,710
TELUS Corp. (Canada),
6.38%, 06/09/2056(e)	2,230,000	2,271,647
6.63%, 06/09/2056(c)(e)	4,854,000	4,895,039
Uniti Services LLC, 7.50%, 10/15/2033(b)	1,039,000	1,081,767
Verizon Communications, Inc.,
4.50%, 08/10/2033	6,443,000	6,428,702
5.25%, 04/02/2035(c)	3,875,000	3,991,288
5.00%, 01/15/2036(c)	3,379,000	3,395,290
3.40%, 03/22/2041	322,000	256,569
5.75%, 11/30/2045	5,687,000	5,752,176
5.50%, 02/23/2054(c)	307,000	299,670
5.88%, 11/30/2055(c)	1,591,627	1,603,401
3.00%, 11/20/2060	259,000	154,883
3.70%, 03/22/2061	738,000	510,991
6.00%, 11/30/2065	2,240,000	2,250,426
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Integrated Telecommunication Services–(continued)
WULF Compute LLC, 7.75%, 10/15/2030(b)(c)	$3,130,000	$3,317,093
		79,909,458
Interactive Home Entertainment–0.02%
Roblox Corp., 3.88%, 05/01/2030(b)	782,000	747,218
Interactive Media & Services–2.22%
Alphabet, Inc.,
4.10%, 02/15/2031	6,635,000	6,680,142
4.38%, 11/15/2032	418,000	423,826
4.40%, 02/15/2033	7,416,000	7,483,549
4.70%, 11/15/2035	1,639,000	1,660,211
4.80%, 02/15/2036	4,568,000	4,644,821
5.35%, 11/15/2045	3,147,000	3,162,536
5.50%, 02/15/2046	244,000	248,613
5.45%, 11/15/2055	1,976,000	1,965,550
5.65%, 02/15/2056	10,425,000	10,675,169
5.30%, 05/15/2065	1,591,000	1,510,242
5.75%, 02/15/2066	222,000	226,255
Discovery Global Holdings, Inc.,
4.28%, 03/15/2032	185,000	170,200
5.05%, 03/15/2042	7,795,000	5,495,475
5.14%, 03/15/2052	190,000	124,925
Flutter Treasury DAC (Ireland), 5.88%, 06/04/2031(b)(c)	4,112,000	4,102,867
Getty Images, Inc., 10.50%, 11/15/2030(b)	581,000	514,756
Match Group Holdings II LLC,
3.63%, 10/01/2031(b)	55,000	49,946
6.13%, 09/15/2033(b)	1,656,000	1,652,450
Meta Platforms, Inc.,
4.55%, 08/15/2031	635,000	650,557
4.75%, 08/15/2034	2,112,000	2,145,414
4.88%, 11/15/2035(c)	8,951,000	9,043,527
4.45%, 08/15/2052	644,000	528,994
5.40%, 08/15/2054	4,342,000	4,102,718
5.63%, 11/15/2055	6,695,000	6,558,403
4.65%, 08/15/2062	1,618,000	1,316,102
5.75%, 05/15/2063	1,831,000	1,782,513
5.55%, 08/15/2064	4,722,000	4,452,674
5.75%, 11/15/2065	10,830,000	10,558,577
		91,931,012
Internet Services & Infrastructure–0.88%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	31,873,000	33,869,960
CoreWeave, Inc.,
9.25%, 06/01/2030(b)(c)	1,618,000	1,586,433
9.00%, 02/01/2031(b)(c)	866,000	836,657
		36,293,050
Investment Banking & Brokerage–4.69%
Brookfield Finance, Inc. (Canada),
5.33%, 01/15/2036(c)	7,529,000	7,518,517
5.97%, 03/04/2054	80,000	79,915
Charles Schwab Corp. (The),
4.34%, 11/14/2031(c)(e)	1,651,000	1,662,019
4.91%, 11/14/2036(e)	120,000	120,083
Series K, 5.00%(c)(e)(h)	1,027,000	1,028,149
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
4.52% (SOFR + 0.81%), 03/09/2027(f)	$39,000	$39,009
5.68% (3 mo. Term SOFR + 2.01%), 10/28/2027(f)	424,000	428,090
4.99% (SOFR + 1.29%), 04/23/2028(f)	43,000	43,333
4.15%, 01/21/2029(e)	6,523,000	6,527,391
5.73%, 04/25/2030(e)	851,000	889,244
5.05%, 07/23/2030(e)	1,356,000	1,391,317
4.69%, 10/23/2030(e)	1,032,000	1,048,975
5.21%, 01/28/2031(e)	1,432,000	1,484,155
5.22%, 04/23/2031(e)	3,135,000	3,245,981
4.37%, 10/21/2031(e)	6,130,000	6,135,235
4.52%, 01/21/2032(c)(e)	14,119,000	14,209,271
5.85%, 04/25/2035(e)	1,303,000	1,389,747
5.33%, 07/23/2035(e)	1,424,000	1,470,400
6.75%, 10/01/2037	939,000	1,055,201
4.02%, 10/31/2038(e)	256,000	231,431
5.39%, 02/02/2041(e)	22,760,000	22,596,993
3.21%, 04/22/2042(e)	162,000	125,133
4.80%, 07/08/2044	831,000	768,454
5.54%, 01/21/2047(e)	18,266,000	18,191,236
5.73%, 01/28/2056(e)	4,194,000	4,249,009
Series T, 3.80%(e)(h)	124,000	124,137
Series V, 4.13%(e)(h)	1,177,000	1,171,113
Series W, 7.50%(c)(e)(h)	5,773,000	6,175,205
Series X, 7.50%(e)(h)	5,400,000	5,751,405
Morgan Stanley,
5.12%, 02/01/2029(e)	337,000	344,076
4.99%, 04/12/2029(e)	870,000	885,943
5.16%, 04/20/2029(e)	1,529,000	1,563,866
5.45%, 07/20/2029(e)	351,000	361,982
6.41%, 11/01/2029(e)	821,000	869,389
4.24%, 01/09/2030(e)	8,285,000	8,315,092
5.17%, 01/16/2030(e)	470,000	483,210
5.04%, 07/19/2030(e)	975,000	1,003,376
4.65%, 10/18/2030(e)	1,531,000	1,556,249
5.19%, 04/17/2031(e)	2,562,000	2,654,502
4.49%, 01/16/2032(e)	15,251,000	15,342,763
4.89%, 07/20/2033(e)	39,000	39,791
5.25%, 04/21/2034(e)	2,038,000	2,112,162
5.42%, 07/21/2034(e)	1,072,000	1,119,968
5.47%, 01/18/2035(e)	653,000	683,789
5.83%, 04/19/2035(e)	1,118,000	1,195,097
5.32%, 07/19/2035(e)	1,971,000	2,041,560
5.07%, 01/30/2037(e)	17,286,000	17,440,089
5.95%, 01/19/2038(e)	567,000	597,921
5.31%, 01/18/2041(c)(e)	9,869,000	9,822,585
Series I, 4.36%, 10/22/2031(e)	6,358,000	6,374,276
Nomura Holdings, Inc. (Japan),
4.90%, 07/01/2030	3,282,000	3,358,790
5.49%, 06/29/2035(c)	3,295,000	3,439,155
Raymond James Financial, Inc.,
4.90%, 09/11/2035(c)	3,147,000	3,143,186
3.75%, 04/01/2051	100,000	74,091
5.65%, 09/11/2055	22,000	21,549
		193,994,605
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
IT Consulting & Other Services–0.65%
International Business Machines Corp.,
4.00%, 02/03/2029	$2,340,000	$2,348,758
4.30%, 02/03/2031	7,190,000	7,232,265
4.95%, 02/03/2036(c)	10,680,000	10,704,959
5.70%, 02/10/2055(c)	2,626,000	2,588,767
5.80%, 02/03/2056	4,012,000	4,021,378
		26,896,127
Leisure Facilities–0.03%
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/2032(b)	581,000	591,042
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	585,000	595,627
		1,186,669
Leisure Products–0.01%
Brunswick Corp., 5.85%, 03/18/2029(c)	508,000	528,500
Life & Health Insurance–2.32%
200 Park Funding Trust, 5.74%, 02/15/2055(b)(c)	2,578,000	2,555,113
American National Global Funding, 5.55%, 01/28/2030(b)	767,000	786,774
American National Group, Inc.,
5.00%, 06/15/2027	1,022,000	1,028,470
6.00%, 07/15/2035(c)	4,457,000	4,425,081
Athene Global Funding, 5.58%, 01/09/2029(b)	1,321,000	1,351,045
Athene Holding Ltd.,
6.25%, 04/01/2054	1,525,000	1,424,746
6.63%, 05/19/2055	31,000	30,379
Belrose Funding Trust II, 6.79%, 05/15/2055(b)(c)	4,383,000	4,471,472
Constellation Global Funding, 4.85%, 10/22/2030(b)	3,766,000	3,764,095
Corebridge Global Funding,
5.90%, 09/19/2028(b)(c)	718,000	749,736
5.20%, 01/12/2029(b)(c)	1,170,000	1,205,078
5.20%, 06/24/2029(b)(c)	1,162,000	1,194,287
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(e)(h)	3,522,000	3,684,505
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	12,766,000	12,692,371
FWD Group Holdings Ltd. (Hong Kong), 5.25%, 09/22/2030(b)	1,126,000	1,144,039
GA Global Funding Trust,
5.50%, 01/08/2029(b)	1,073,000	1,100,376
4.50%, 09/18/2030(b)	7,071,000	6,963,490
High Street Funding Trust III, 5.81%, 02/15/2055(b)(c)	1,797,000	1,753,248
Lincoln Financial Global Funding,
4.63%, 05/28/2028(b)(c)	1,757,000	1,767,903
4.63%, 08/18/2030(b)	1,233,000	1,237,910
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(j)	11,777,000	10,834,840
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	3,490,000	3,553,733
Principal Amount		Value
Life & Health Insurance–(continued)
MetLife, Inc.,
4.60%, 05/13/2046	$223,000	$198,202
5.00%, 07/15/2052(c)	461,000	416,546
5.25%, 01/15/2054(c)	2,292,000	2,156,161
Series G, 6.35%, 03/15/2055(e)	52,000	54,034
New York Life Global Funding, 4.55%, 01/28/2033(b)	1,456,000	1,468,625
Nippon Life Insurance Co. (Japan),
5.95%, 04/16/2054(b)(e)	3,602,000	3,759,980
6.50%, 04/30/2055(b)(e)	2,839,000	3,054,730
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	1,331,000	1,355,755
Principal Financial Group, Inc., 5.50%, 03/15/2053	32,000	30,967
Protective Life Corp.,
4.70%, 01/15/2031(b)	2,442,000	2,467,032
5.35%, 12/15/2035(b)	3,925,000	3,989,005
Prudential Financial, Inc., 5.20%, 03/14/2035	4,085,000	4,187,330
Wynnton Funding Trust, 5.25%, 08/15/2035(b)	4,841,000	4,901,987
		95,759,045
Life Sciences Tools & Services–0.16%
Thermo Fisher Scientific, Inc.,
4.22%, 02/12/2031	1,782,000	1,797,017
4.55%, 06/15/2033	1,956,000	1,978,816
4.90%, 02/12/2036(c)	2,936,000	2,988,052
		6,763,885
Managed Health Care–0.22%
Kaiser Foundation Hospitals, Series 2021, 2.81%, 06/01/2041	26,000	19,822
Molina Healthcare, Inc., 6.25%, 01/15/2033(b)	178,000	175,237
UnitedHealth Group, Inc.,
4.25%, 01/15/2029	385,000	389,245
5.30%, 02/15/2030	1,296,000	1,356,959
5.35%, 02/15/2033	1,930,000	2,026,881
4.50%, 04/15/2033	300,000	299,718
4.25%, 06/15/2048	198,000	163,661
5.05%, 04/15/2053	779,000	708,664
5.63%, 07/15/2054(c)	1,673,000	1,651,736
5.20%, 04/15/2063	1,200,000	1,088,464
5.75%, 07/15/2064	1,398,000	1,378,214
		9,258,601
Marine Transportation–0.08%
A.P. Moller - Maersk A/S, 5.88%, 09/14/2033(b)	1,073,000	1,155,938
Danaos Corp. (Greece), 6.88%, 10/15/2032(b)	586,000	604,834
NCL Corp. Ltd.,
5.88%, 01/15/2031(b)	38,000	38,418
6.75%, 02/01/2032(b)	45,000	46,374
6.25%, 09/15/2033(b)	36,000	36,359
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	125,000	130,327
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Marine Transportation–(continued)
Viking Cruises Ltd., 5.88%, 10/15/2033(b)	$1,237,000	$1,262,662
		3,274,912
Metal, Glass & Plastic Containers–0.17%
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	1,761,000	1,825,682
5.44%, 04/03/2034	3,073,000	3,206,021
5.78%, 04/03/2054(c)	2,132,000	2,160,212
		7,191,915
Movies & Entertainment–0.03%
Netflix, Inc., 5.40%, 08/15/2054(c)	421,000	419,631
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	609,000	567,131
Walt Disney Co. (The),
3.50%, 05/13/2040	59,000	50,051
3.80%, 05/13/2060	126,000	93,439
		1,130,252
Multi-Family Residential REITs–0.16%
AvalonBay Communities, Inc.,
5.00%, 02/15/2033	417,000	432,237
5.30%, 12/07/2033(c)	1,432,000	1,509,119
ERP Operating L.P., 4.95%, 06/15/2032	1,120,000	1,157,030
Essex Portfolio L.P., 5.50%, 04/01/2034	816,000	851,418
Mid-America Apartments L.P., 5.30%, 02/15/2032	2,026,000	2,128,534
UDR, Inc., 5.13%, 09/01/2034	657,000	671,338
		6,749,676
Multi-line Insurance–0.10%
American International Group, Inc.,
4.85%, 05/07/2030	678,000	696,071
4.38%, 06/30/2050	225,000	188,417
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	2,937,000	3,059,245
		3,943,733
Multi-Utilities–1.25%
Ameren Illinois Co., 4.95%, 06/01/2033	833,000	860,163
Black Hills Corp., 6.15%, 05/15/2034	3,767,000	4,097,247
CenterPoint Energy, Inc.,
Conv., 3.00%, 08/01/2028(b)	6,144,000	6,509,261
5.95%, 04/01/2056(c)(e)	6,158,000	6,234,809
Dominion Energy, Inc.,
5.38%, 11/15/2032	1,675,000	1,755,085
6.63%, 05/15/2055(e)	37,000	38,425
6.00%, 02/15/2056(e)	5,478,000	5,561,994
6.20%, 02/15/2056(c)(e)	5,132,000	5,226,721
DTE Electric Co.,
5.20%, 03/01/2034(c)	881,000	921,008
5.85%, 05/15/2055(c)	1,025,000	1,065,751
DTE Energy Co.,
4.95%, 07/01/2027	518,000	524,366
5.85%, 06/01/2034(c)	1,588,000	1,708,598
Principal Amount		Value
Multi-Utilities–(continued)
ENGIE S.A. (France),
5.25%, 04/10/2029(b)	$1,360,000	$1,412,354
5.63%, 04/10/2034(b)	1,947,000	2,053,362
5.88%, 04/10/2054(b)(c)	1,932,000	1,981,519
NiSource, Inc.,
5.25%, 03/30/2028	366,000	375,360
5.35%, 04/01/2034	1,329,000	1,387,849
5.85%, 04/01/2055(c)	2,104,000	2,123,576
Public Service Enterprise Group, Inc., 6.13%, 10/15/2033	18,000	19,548
Sempra,
6.88%, 10/01/2054(c)(e)	3,639,000	3,750,834
6.38%, 04/01/2056(e)	3,570,000	3,656,383
WEC Energy Group, Inc.,
5.15%, 10/01/2027	513,000	522,220
4.75%, 01/15/2028	88,000	89,370
		51,875,803
Office REITs–0.35%
Boston Properties L.P., Conv., 2.00%, 10/01/2030(b)	3,702,000	3,498,390
COPT Defense Properties L.P., 4.50%, 10/15/2030	749,000	752,484
Cousins Properties L.P.,
5.38%, 02/15/2032	562,000	580,400
4.88%, 03/01/2033	3,891,000	3,855,082
5.88%, 10/01/2034	1,325,000	1,388,618
Piedmont Operating Partnership L.P.,
6.88%, 07/15/2029	1,199,000	1,274,929
5.63%, 01/15/2033	3,186,000	3,203,168
		14,553,071
Oil & Gas Drilling–0.03%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	559,000	585,438
Transocean International Ltd., 7.88%, 10/15/2032(b)	597,000	641,312
		1,226,750
Oil & Gas Equipment & Services–0.12%
Bristow Group, Inc., 6.75%, 02/01/2033(b)	4,236,000	4,300,730
Tidewater, Inc., 9.13%, 07/15/2030(b)	545,000	589,983
		4,890,713
Oil & Gas Exploration & Production–0.75%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	35,000	36,836
Antero Resources Corp., 5.40%, 02/01/2036	6,897,000	6,908,344
Caturus Energy LLC, 8.50%, 02/15/2030(b)	836,000	874,094
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	562,000	560,249
ConocoPhillips Co., 5.70%, 09/15/2063	717,000	713,969
Devon Energy Corp., 5.00%, 06/15/2045	3,577,000	3,268,476
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Diamondback Energy, Inc.,
5.15%, 01/30/2030	$1,561,000	$1,620,890
6.25%, 03/15/2053	2,311,000	2,408,098
5.90%, 04/18/2064	820,000	805,353
EOG Resources, Inc.,
4.40%, 07/15/2028	703,000	712,459
5.35%, 01/15/2036	1,857,000	1,930,607
5.95%, 07/15/2055	2,467,000	2,580,486
Expand Energy Corp., 5.38%, 03/15/2030	415,000	421,370
Hilcorp Energy I L.P./Hilcorp Finance Co.,
8.38%, 11/01/2033(b)	566,000	597,614
6.88%, 05/15/2034(b)	183,000	179,277
7.25%, 02/15/2035(b)(c)	274,000	271,555
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	140,276	143,858
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	3,661,000	3,582,308
Var Energi ASA (Norway), 5.88%, 05/22/2030(b)	2,815,000	2,958,437
Woodside Finance Ltd. (Australia), 5.70%, 05/19/2032(c)	438,000	464,300
		31,038,580
Oil & Gas Refining & Marketing–0.19%
Empresa Nacional del Petroleo (Chile), 5.95%, 07/30/2034(b)(c)	1,880,000	1,978,860
Sunoco L.P.,
5.63%, 03/15/2031(b)	303,000	305,747
6.25%, 07/01/2033(b)	444,000	457,527
5.88%, 03/15/2034(b)	2,366,000	2,376,633
7.88%(b)(e)(h)	2,443,000	2,527,149
		7,645,916
Oil & Gas Storage & Transportation–3.79%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
6.63%, 02/01/2032(b)	604,000	628,217
5.75%, 10/15/2033(b)	4,591,000	4,662,716
5.75%, 07/01/2034(b)	614,000	623,887
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	947,000	1,016,116
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	284,000	285,927
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	2,228,000	2,195,211
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	1,409,000	1,392,862
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	389,000	468,350
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	1,122,000	1,192,831
7.63%, 01/15/2083(c)(e)	1,304,000	1,433,156
Series NC5, 8.25%, 01/15/2084(c)(e)	1,658,000	1,787,170
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Energy Transfer L.P.,
5.55%, 02/15/2028	$169,000	$174,018
6.10%, 12/01/2028	482,000	507,486
6.40%, 12/01/2030	287,000	312,646
4.55%, 01/15/2031	8,781,000	8,867,041
7.38%, 02/01/2031(b)	458,000	475,414
5.55%, 05/15/2034	1,583,000	1,647,540
4.90%, 03/15/2035	2,666,000	2,661,895
5.35%, 01/15/2036(c)	4,117,000	4,187,303
5.00%, 05/15/2050	2,132,000	1,823,932
5.95%, 05/15/2054	2,753,000	2,659,615
8.00%, 05/15/2054(c)(e)	814,000	873,840
6.05%, 09/01/2054	2,832,000	2,771,097
7.13%, 10/01/2054(e)	7,056,000	7,310,715
6.30%, 01/15/2056	2,333,000	2,362,474
6.50%, 02/15/2056(e)	149,000	150,649
6.75%, 02/15/2056(c)(e)	5,172,000	5,288,944
Enterprise Products Operating LLC,
4.60%, 01/15/2031	2,976,000	3,043,342
5.20%, 01/15/2036	2,757,000	2,843,433
4.25%, 02/15/2048	391,000	326,199
4.20%, 01/31/2050	615,000	505,653
Series D, 6.88%, 03/01/2033	634,000	728,401
6.90% (3 mo. Term SOFR + 3.25%), 08/16/2077(c)(f)	23,000	22,991
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	552,000	585,397
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035(b)	3,567,000	3,763,822
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032(c)	430,000	450,397
8.00%, 05/15/2033	392,000	414,703
6.75%, 03/15/2034	329,000	332,978
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	595,000	616,760
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	4,980,000	5,235,056
6.13%, 02/23/2038(b)	1,166,000	1,242,242
6.51%, 02/23/2042(b)	2,700,000	2,962,838
6.10%, 08/23/2042(b)	3,682,000	3,863,567
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(b)	3,255,000	3,392,087
Kinder Morgan, Inc.,
5.15%, 06/01/2030	1,580,000	1,644,660
7.80%, 08/01/2031(c)	3,351,000	3,927,070
7.75%, 01/15/2032	2,758,000	3,243,452
5.20%, 06/01/2033	1,323,000	1,380,975
5.85%, 06/01/2035(c)	1,910,000	2,054,111
MPLX L.P.,
4.80%, 02/15/2029	313,000	319,131
4.80%, 02/15/2031	3,300,000	3,369,730
5.40%, 09/15/2035	4,450,000	4,546,371
4.70%, 04/15/2048	748,000	631,595
5.50%, 02/15/2049	1,239,000	1,161,269
4.95%, 03/14/2052	1,769,000	1,521,089
5.65%, 03/01/2053	346,000	327,346
6.20%, 09/15/2055	47,000	47,786
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	$65,000	$68,223
NGPL PipeCo LLC, 7.77%, 12/15/2037(b)(c)	3,542,000	4,242,503
Northern Natural Gas Co.,
3.40%, 10/16/2051(b)	341,000	237,469
5.63%, 02/01/2054(b)	622,000	615,722
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	548,000	563,851
ONEOK Partners L.P., 6.85%, 10/15/2037	1,149,000	1,294,884
ONEOK, Inc., 6.63%, 09/01/2053	2,453,000	2,602,364
Plains All American Pipeline L.P., Series B, 8.02% (3 mo. Term SOFR + 4.37%)(f)(h)	168,000	167,981
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	548,000	574,151
South Bow Canadian Infrastructure Holdings Ltd. (Canada), 7.63%, 03/01/2055(e)	1,613,000	1,681,796
South Bow USA Infrastructure Holdings LLC (Canada),
5.03%, 10/01/2029	338,000	345,682
5.58%, 10/01/2034	1,312,000	1,336,906
6.18%, 10/01/2054	1,680,000	1,647,340
Southern Co. Gas Capital Corp.,
5.75%, 09/15/2033	1,018,000	1,089,278
Series B, 5.10%, 09/15/2035	3,193,000	3,253,367
Targa Resources Corp.,
5.20%, 07/01/2027	11,000	11,179
5.50%, 02/15/2035	14,000	14,493
6.25%, 07/01/2052	16,000	16,409
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)(c)	49,000	52,583
9.88%, 02/01/2032(b)(c)	858,000	909,629
9.00%(b)(c)(e)(h)	690,000	603,965
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/2030(b)	325,000	337,770
7.50%, 05/01/2033(b)	24,000	26,635
6.50%, 01/15/2034(b)	60,000	63,177
7.75%, 05/01/2035(b)	43,000	48,795
6.75%, 01/15/2036(b)	774,000	824,934
Western Midstream Operating L.P.,
4.80%, 03/01/2031	3,428,000	3,458,209
6.15%, 04/01/2033	987,000	1,056,527
5.45%, 11/15/2034	2,115,000	2,152,455
5.50%, 12/15/2035	3,741,000	3,774,696
5.30%, 03/01/2048	4,738,000	4,189,383
Williams Cos., Inc. (The),
5.30%, 08/15/2028	553,000	571,050
4.80%, 11/15/2029	721,000	739,551
4.65%, 08/15/2032	509,000	515,372
5.65%, 03/15/2033	1,281,000	1,355,894
5.80%, 11/15/2054	1,930,000	1,922,277
6.00%, 03/15/2055	2,106,000	2,162,148
		156,794,151
Principal Amount		Value
Other Specialized REITs–0.20%
Iron Mountain, Inc.,
4.88%, 09/15/2027(b)	$6,700,000	$6,701,500
7.00%, 02/15/2029(b)	500,000	513,442
4.50%, 02/15/2031(b)	583,000	562,749
6.25%, 01/15/2033(b)(c)	579,000	592,012
		8,369,703
Other Specialty Retail–0.07%
Michaels Companies, Inc. (The),
8.50%, 03/15/2033(b)	510,000	496,533
11.00%, 03/15/2034(b)	102,000	95,426
PetSmart LLC/PetSmart Finance Corp., 7.50%, 09/15/2032(b)	600,000	607,578
SGUS LLC, 11.00%, 12/31/2049(b)(d)	145,690	4,007
Tractor Supply Co., 5.25%, 05/15/2033(c)	510,000	530,184
VSP Optical Group, Inc., 5.45%, 12/01/2035(b)	1,165,000	1,185,770
		2,919,498
Packaged Foods & Meats–0.88%
Campbell’s Co. (The),
5.20%, 03/21/2029(c)	536,000	551,531
4.75%, 03/23/2035(c)	1,391,000	1,351,334
3.13%, 04/24/2050(c)	3,528,000	2,330,673
5.25%, 10/13/2054(c)	1,174,000	1,067,064
General Mills, Inc.,
5.50%, 10/17/2028	765,000	793,728
3.00%, 02/01/2051(c)	3,459,000	2,272,665
Hormel Foods Corp., 3.05%, 06/03/2051	3,459,000	2,318,329
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
6.25%, 03/01/2056	8,074,000	8,254,589
6.38%, 04/15/2066	2,801,000	2,854,527
Mars, Inc.,
4.80%, 03/01/2030(b)	1,083,000	1,113,532
5.00%, 03/01/2032(b)	992,000	1,027,836
5.20%, 03/01/2035(b)	3,406,000	3,528,021
5.65%, 05/01/2045(b)	1,132,000	1,159,139
5.70%, 05/01/2055(b)	2,566,000	2,603,903
5.80%, 05/01/2065(b)	1,760,000	1,804,176
McCormick & Co., Inc.,
4.15%, 02/15/2029	1,617,000	1,628,050
4.70%, 10/15/2034	1,613,000	1,613,284
Post Holdings, Inc., 6.25%, 10/15/2034(b)	28,000	28,617
		36,300,998
Paper & Plastic Packaging Products & Materials–0.02%
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/2030(b)(c)	292,000	290,959
6.75%, 04/15/2032(b)	586,000	590,885
		881,844
Paper Products–0.00%
Magnera Corp., 7.25%, 11/15/2031(b)	78,000	76,427
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Passenger Airlines–0.86%
American Airlines Pass-Through Trust,
Series 2016-3, Class A, 3.00%, 10/15/2028	$667,763	$652,246
Series 2021-1, Class B, 3.95%, 07/11/2030	771,995	751,322
Series 2021-1, Class A, 2.88%, 07/11/2034	1,055,202	975,631
Series B, 5.65%, 11/11/2034	1,564,000	1,605,833
4.90%, 05/11/2038	3,578,000	3,603,995
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	1,091,000	1,104,078
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	723,000	735,437
5.31%, 10/20/2031(b)	1,060,000	1,081,237
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	755,530	703,682
CHC Group LLC, 11.75%, 09/01/2030(b)	579,000	571,627
Delta Air Lines, Inc.,
4.95%, 07/10/2028	3,463,000	3,521,366
5.25%, 07/10/2030	1,459,000	1,505,092
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	2,735,885	2,760,492
United Airlines Holdings, Inc.,
4.88%, 03/01/2029	7,148,000	7,217,430
5.38%, 03/01/2031(c)	1,885,000	1,924,226
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	482,549	494,474
Series 2018-1, Class AA, 3.50%, 03/01/2030	629,307	621,302
Series 2019-1, Class A, 4.55%, 08/25/2031	760,874	748,324
Series 2019-1, Class AA, 4.15%, 08/25/2031	1,090,010	1,086,594
Series 24-A, 5.88%, 02/15/2037	1,829,684	1,899,056
Series AA, 5.45%, 02/15/2037	1,731,011	1,816,154
		35,379,598
Passenger Ground Transportation–0.03%
Uber Technologies, Inc.,
4.80%, 09/15/2035(c)	1,060,000	1,055,692
5.35%, 09/15/2054	78,000	74,426
		1,130,118
Personal Care Products–0.01%
Opal Bidco SAS (France), 6.50%, 03/31/2032(b)	555,000	572,009
Pharmaceuticals–1.99%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	600,000	621,005
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)	645,000	678,913
AstraZeneca Finance LLC (United Kingdom),
4.90%, 02/26/2031	30,000	31,215
5.00%, 02/26/2034	21,000	21,867
Principal Amount		Value
Pharmaceuticals–(continued)
Bristol-Myers Squibb Co.,
5.90%, 11/15/2033	$10,000	$10,987
5.55%, 02/22/2054	188,000	186,647
Eli Lilly and Co.,
5.00%, 02/09/2054(c)	1,025,000	963,619
5.05%, 08/14/2054	2,717,000	2,572,336
5.55%, 10/15/2055	1,516,000	1,542,363
5.10%, 02/09/2064	1,733,000	1,616,083
5.20%, 08/14/2064	683,000	645,815
5.65%, 10/15/2065	1,488,000	1,507,549
EMD Finance LLC (Germany),
4.13%, 08/15/2028(b)	2,424,000	2,436,351
4.38%, 10/15/2030(b)	13,264,000	13,384,166
4.63%, 10/15/2032(b)	1,665,000	1,686,395
Endo Finance Holdings L.P., 8.50%, 04/15/2031(b)	511,000	543,412
Merck & Co., Inc.,
4.15%, 03/15/2031	6,913,000	6,961,613
4.45%, 12/04/2032	1,550,000	1,571,359
4.75%, 12/04/2035	5,623,000	5,676,362
5.00%, 05/17/2053(c)	810,000	754,326
5.15%, 05/17/2063	458,000	427,128
5.70%, 12/04/2065	4,353,000	4,374,680
Novartis Capital Corp.,
4.20%, 09/18/2034	25,000	24,817
4.70%, 09/18/2054	2,771,000	2,511,991
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 05/19/2063	164,000	154,032
Pfizer, Inc.,
4.20%, 11/15/2030(c)	4,048,000	4,090,466
4.50%, 11/15/2032(c)	4,543,000	4,620,897
5.60%, 11/15/2055(c)	4,736,000	4,780,481
5.70%, 11/15/2065	5,136,000	5,108,165
Takeda U.S. Financing, Inc.,
5.20%, 07/07/2035(c)	5,627,000	5,789,998
5.90%, 07/07/2055	4,405,000	4,549,204
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 4.10%, 10/01/2046	776,000	596,949
Teva Pharmaceuticals Finance Netherlands B.V. (Israel), 6.00%, 12/01/2032	1,917,000	2,035,666
		82,476,857
Property & Casualty Insurance–0.35%
Arch Capital Finance LLC, 5.03%, 12/15/2046	218,000	206,614
Asurion LLC and Asurion Co-Issuer, Inc.,
8.00%, 12/31/2032(b)	594,000	624,394
8.38%, 02/01/2034(b)	1,629,000	1,622,136
CNA Financial Corp., 5.20%, 08/15/2035	4,847,000	4,879,250
Fairfax Financial Holdings Ltd. (Canada), 6.10%, 03/15/2055	3,376,000	3,384,039
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	1,338,000	1,367,922
Travelers Cos., Inc. (The),
5.05%, 07/24/2035	652,000	667,756
5.45%, 05/25/2053	722,000	720,041
5.70%, 07/24/2055(c)	1,092,000	1,123,837
		14,595,989
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Rail Transportation–0.18%
Canadian Pacific Railway Co. (Canada), 5.20%, 03/30/2035(c)	$4,902,000	$5,143,114
CSX Corp.,
6.15%, 05/01/2037	72,000	80,086
4.75%, 11/15/2048	168,000	152,475
Norfolk Southern Corp.,
5.05%, 08/01/2030	28,000	29,141
5.55%, 03/15/2034	17,000	18,101
5.35%, 08/01/2054	38,000	36,751
5.95%, 03/15/2064	156,000	161,940
TTX Co., 5.05%, 11/15/2034(b)	1,719,000	1,785,311
Union Pacific Corp., 5.15%, 01/20/2063	39,000	36,367
		7,443,286
Real Estate Development–0.17%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	524,000	554,952
Essential Properties L.P., 5.40%, 12/01/2035	1,446,000	1,474,440
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	497,000	520,928
Prologis Targeted U.S. Logistics Fund L.P.,
4.25%, 01/15/2031(b)(c)	1,675,000	1,677,936
4.75%, 01/15/2036(b)	2,635,000	2,607,389
		6,835,645
Regional Banks–0.83%
Citizens Financial Group, Inc.,
5.30%, 01/29/2036(e)	1,294,000	1,312,150
5.64%, 05/21/2037(e)	1,341,000	1,379,596
Huntington Bancshares, Inc.,
4.62%, 01/28/2032(c)(e)	9,052,000	9,139,913
5.61%, 01/28/2041(e)	9,351,000	9,399,784
Pinnacle Financial Partners, Inc., 6.17%, 11/01/2030(e)	600,000	629,333
Regions Financial Corp., 5.72%, 06/06/2030(e)	1,026,000	1,075,118
Truist Financial Corp.,
4.60%, 01/27/2032(e)	3,877,000	3,918,871
5.87%, 06/08/2034(e)	36,000	38,526
Zions Bancorp. N.A., 6.82%, 11/19/2035(e)	1,257,000	1,339,194
Zions Bancorporation N.A.,
4.70%, 08/18/2028(e)	4,136,000	4,159,926
4.48%, 02/09/2029(e)	1,782,000	1,783,080
		34,175,491
Reinsurance–0.44%
Fortitude Global Funding, 4.63%, 10/06/2028(b)	4,301,000	4,317,036
Fortitude Group Holdings LLC, 6.25%, 04/01/2030(b)	712,000	739,929
Global Atlantic (Fin) Co.,
4.40%, 10/15/2029(b)	1,511,000	1,488,177
6.75%, 03/15/2054(b)(c)	2,785,000	2,621,777
Reinsurance Group of America, Inc., 6.38%, 09/15/2056(e)	1,364,000	1,365,852
Principal Amount		Value
Reinsurance–(continued)
RGA Global Funding, 5.00%, 08/25/2032(b)	$7,384,000	$7,518,917
		18,051,688
Renewable Electricity–0.12%
Idaho Power Co., 5.20%, 08/15/2034	453,000	474,090
Southern Power Co.,
Series A, 4.25%, 10/01/2030	2,081,000	2,092,351
Series B, 4.90%, 10/01/2035	2,297,000	2,290,034
		4,856,475
Research & Consulting Services–0.06%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)(c)	341,000	280,101
Verisk Analytics, Inc., 4.45%, 03/15/2031	2,265,000	2,276,724
		2,556,825
Restaurants–0.38%
1011778 BC ULC/New Red Finance, Inc. (Canada),
5.63%, 09/15/2029(b)	727,000	740,758
4.00%, 10/15/2030(b)	922,000	885,988
Arcos Dorados B.V. (Brazil), 6.38%, 01/29/2032(b)	2,202,000	2,345,967
McDonald’s Corp.,
4.40%, 02/12/2031(c)	7,979,000	8,112,026
4.95%, 03/03/2035	36,000	36,917
5.00%, 02/13/2036	77,000	78,925
5.15%, 09/09/2052	288,000	271,819
5.45%, 08/14/2053(c)	3,173,000	3,132,080
		15,604,480
Retail REITs–0.64%
Agree L.P., 5.63%, 06/15/2034	866,000	914,347
Brixmor Operating Partnership L.P.,
4.85%, 02/15/2033	1,189,000	1,199,947
5.75%, 02/15/2035	622,000	659,616
Kimco Realty OP LLC,
2.70%, 10/01/2030	168,000	159,394
4.85%, 03/01/2035	1,280,000	1,295,080
5.30%, 02/01/2036(c)	4,538,000	4,719,334
Kite Realty Group L.P.,
4.95%, 12/15/2031	774,000	793,144
5.50%, 03/01/2034(c)	426,000	445,048
Kite Realty Group Trust, 4.75%, 09/15/2030(c)	383,000	390,961
NNN REIT, Inc.,
5.60%, 10/15/2033	613,000	646,541
5.50%, 06/15/2034	821,000	858,588
Realty Income Corp.,
4.85%, 03/15/2030	181,000	186,866
5.63%, 10/13/2032	756,000	808,466
4.50%, 02/01/2033(c)	3,761,000	3,769,990
5.13%, 04/15/2035	651,000	670,079
5.38%, 09/01/2054(c)	542,000	532,251
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Retail REITs–(continued)
Regency Centers L.P.,
5.00%, 07/15/2032	$1,187,000	$1,224,344
4.50%, 03/15/2033	2,134,000	2,135,380
5.25%, 01/15/2034	850,000	882,717
5.10%, 01/15/2035	650,000	666,338
Simon Property Group L.P., 4.75%, 09/26/2034	3,506,000	3,531,573
		26,490,004
Security & Alarm Services–0.19%
Brink’s Co. (The),
4.63%, 10/15/2027(b)	6,700,000	6,711,085
6.50%, 06/15/2029(b)	540,000	556,510
6.75%, 06/15/2032(b)(c)	588,000	609,042
		7,876,637
Self-Storage REITs–0.65%
Americold Realty Operating Partnership L.P.,
5.60%, 05/15/2032	1,598,000	1,638,379
5.41%, 09/12/2034	1,658,000	1,644,130
Extra Space Storage L.P.,
5.70%, 04/01/2028	395,000	408,027
2.55%, 06/01/2031	194,000	177,326
4.95%, 01/15/2033	1,637,000	1,663,622
5.40%, 02/01/2034	1,518,000	1,566,488
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	496,000	505,988
Prologis L.P.,
4.63%, 01/15/2033	1,687,000	1,712,592
4.75%, 06/15/2033	1,744,000	1,782,114
5.13%, 01/15/2034	879,000	911,441
5.00%, 03/15/2034	3,232,000	3,325,633
5.00%, 01/31/2035	2,079,000	2,131,199
5.25%, 05/15/2035(c)	2,279,000	2,375,368
5.25%, 06/15/2053	2,596,000	2,513,744
5.25%, 03/15/2054(c)	3,251,000	3,135,520
Public Storage Operating Co., 5.35%, 08/01/2053(c)	1,533,000	1,508,451
		27,000,022
Semiconductors–2.39%
AP Grange Holdings LLC,
6.50%, 03/20/2045(b)	20,342,000	21,486,237
6.50%, 03/20/2045	1,560,194	1,560,194
Broadcom, Inc.,
5.05%, 07/12/2029	1,136,000	1,175,580
5.15%, 11/15/2031	1,343,000	1,406,594
5.20%, 07/15/2035	2,739,000	2,831,817
4.80%, 02/15/2036	4,138,000	4,149,811
4.90%, 02/15/2038	3,276,000	3,259,360
Principal Amount		Value
Semiconductors–(continued)
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	$3,546,000	$3,744,106
5.50%, 01/25/2031(b)	3,515,000	3,670,322
6.15%, 01/25/2032(b)	6,201,000	6,656,454
5.90%, 01/25/2033(b)	3,054,000	3,238,673
5.88%, 01/25/2034(b)	5,851,000	6,114,674
6.25%, 01/25/2035(b)	4,540,000	4,893,074
6.10%, 01/25/2036(b)	3,681,000	3,934,271
6.20%, 01/25/2037(b)	3,896,000	4,177,107
6.40%, 01/25/2038(b)	3,300,000	3,592,732
6.30%, 01/25/2039(b)	2,470,000	2,674,894
Kioxia Holdings Corp. (Japan), 6.63%, 07/24/2033(b)	600,000	632,856
Micron Technology, Inc.,
5.30%, 01/15/2031(c)	795,000	835,155
5.65%, 11/01/2032	1,188,000	1,266,639
6.05%, 11/01/2035	3,297,000	3,582,765
SK hynix, Inc. (South Korea), 4.38%, 09/11/2030(b)(c)	13,528,000	13,731,792
		98,615,107
Single-Family Residential REITs–0.11%
American Homes 4 Rent L.P., 5.50%, 07/15/2034	3,335,000	3,450,085
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	1,176,000	1,168,327
		4,618,412
Soft Drinks & Non-alcoholic Beverages–0.26%
Coca-Cola Co. (The),
5.30%, 05/13/2054	5,136,000	5,107,604
5.40%, 05/13/2064	4,410,000	4,368,442
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	1,388,000	1,396,637
		10,872,683
Sovereign Debt–1.18%
Bahamas Government International Bond (Bahamas), 8.25%, 06/24/2036(b)	948,000	1,065,343
Benin Sukuk S.A. (Benin), 6.20%, 01/29/2033(b)	2,220,000	2,191,193
Colombia Government International Bond (Colombia),
5.38%, 01/21/2029	12,109,000	12,090,837
6.13%, 01/21/2031	2,533,000	2,533,380
6.50%, 01/21/2033	2,355,000	2,341,600
Dominican Republic International Bond (Dominican Republic),
5.75%, 03/17/2034(b)	3,705,000	3,707,779
6.15%, 05/17/2038(b)(c)	2,852,000	2,861,269
Egyptian Financial Co. for Sovereign Taskeek (The) (Egypt), 6.38%, 04/07/2029(b)	1,583,000	1,601,980
Guatemala Government Bond (Guatemala),
6.05%, 08/06/2031(b)	1,870,000	1,963,706
6.88%, 08/15/2055(b)	1,527,000	1,676,371
Israel Government International Bond (Israel), 5.00%, 01/13/2036	200,000	199,306
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Sovereign Debt–(continued)
Mexico Government International Bond (Mexico),
4.75%, 03/22/2031	$8,038,000	$8,000,623
5.38%, 03/22/2033	1,425,000	1,428,634
Series 10, 5.63%, 09/22/2035	413,000	412,381
Romanian Government International Bond (Romania),
6.63%, 02/17/2028(b)	2,522,000	2,636,412
5.88%, 01/30/2029(b)	1,992,000	2,070,308
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	2,138,000	2,179,306
		48,960,428
Specialized Consumer Services–0.34%
Ashtead Capital, Inc. (United Kingdom), 5.55%, 05/30/2033(b)(c)	1,852,000	1,939,706
Carriage Services, Inc., 4.25%, 05/15/2029(b)	927,000	893,311
Rentokil Terminix Funding LLC,
5.00%, 04/28/2030(b)	4,158,000	4,258,775
5.63%, 04/28/2035(b)	6,841,000	7,114,575
		14,206,367
Specialized Finance–0.04%
HA Sustainable Infrastructure Capital, Inc.,
8.00%, 06/01/2056(c)(e)	581,000	612,142
7.13%, 11/15/2056(e)	281,000	280,984
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	820,000	866,769
		1,759,895
Specialty Chemicals–0.41%
Celanese US Holdings LLC,
7.20%, 11/15/2033(c)	406,000	436,483
7.38%, 02/15/2034	156,000	160,364
OCP S.A. (Morocco),
6.10%, 04/30/2030(b)	2,667,000	2,790,212
6.70%, 03/01/2036(b)	1,374,000	1,484,057
Sherwin-Williams Co. (The),
4.30%, 08/15/2028	4,444,000	4,485,546
4.50%, 08/15/2030	3,409,000	3,462,115
5.15%, 08/15/2035	4,014,000	4,133,133
		16,951,910
Steel–0.35%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	1,019,000	1,059,928
Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029(b)	4,842,000	4,991,158
7.63%, 01/15/2034(b)	3,544,000	3,639,479
Nucor Corp., 2.98%, 12/15/2055	3,459,000	2,211,394
POSCO Holdings, Inc. (South Korea), 5.13%, 05/07/2030(b)	2,459,000	2,552,860
		14,454,819
Principal Amount		Value
Systems Software–2.20%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	$5,000,000	$4,753,017
Oracle Corp.,
4.55%, 02/04/2029	5,466,000	5,477,600
4.81% (SOFR + 1.11%), 02/04/2029(c)(f)	4,012,000	4,007,915
4.45%, 09/26/2030(c)	3,078,000	3,019,702
4.95%, 02/04/2031(c)	7,108,000	7,095,510
6.25%, 11/09/2032	2,734,000	2,887,823
4.90%, 02/06/2033(c)	1,247,000	1,219,644
5.35%, 05/04/2033	5,215,000	5,234,156
4.70%, 09/27/2034	2,772,000	2,606,469
5.20%, 09/26/2035(c)	2,044,000	1,975,957
5.70%, 02/04/2036	8,433,000	8,440,889
5.88%, 09/26/2045	3,328,000	3,017,176
6.55%, 02/04/2046	12,368,000	12,058,599
4.00%, 11/15/2047	156,000	107,682
6.90%, 11/09/2052	1,708,000	1,691,345
5.55%, 02/06/2053	156,000	129,811
5.38%, 09/27/2054	4,069,000	3,301,088
6.00%, 08/03/2055	2,118,000	1,866,958
5.95%, 09/26/2055(c)	2,319,000	2,042,204
6.70%, 02/04/2056	13,094,000	12,706,054
5.50%, 09/27/2064	2,728,000	2,159,170
6.13%, 08/03/2065	3,437,000	2,988,823
6.10%, 09/26/2065	133,000	115,325
6.85%, 02/04/2066	1,938,000	1,857,854
		90,760,771
Technology Hardware, Storage & Peripherals–0.17%
Apple, Inc.,
3.95%, 08/08/2052	139,000	112,065
4.10%, 08/08/2062	1,788,000	1,427,139
Hewlett Packard Enterprise Co.,
5.00%, 10/15/2034	2,144,000	2,125,462
5.60%, 10/15/2054(c)	3,764,000	3,466,459
		7,131,125
Telecom Tower REITs–0.12%
American Tower Corp., 3.10%, 06/15/2050	103,000	69,290
SBA Communications Corp., 3.88%, 02/15/2027	4,800,000	4,773,596
		4,842,886
Tobacco–0.93%
Altria Group, Inc., 3.70%, 02/04/2051	489,000	350,208
B.A.T. Capital Corp. (United Kingdom),
5.83%, 02/20/2031	1,637,000	1,751,147
4.63%, 03/22/2033(c)	2,068,000	2,077,304
6.00%, 02/20/2034(c)	2,167,000	2,353,527
7.08%, 08/02/2043	151,000	171,783
7.08%, 08/02/2053(c)	4,065,000	4,663,273
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Tobacco–(continued)
Philip Morris International, Inc.,
5.13%, 11/17/2027	$20,000	$20,427
4.88%, 02/13/2029	30,000	30,844
4.63%, 11/01/2029	900,000	922,130
4.38%, 04/30/2030	2,859,000	2,896,761
4.00%, 10/29/2030(c)	2,512,000	2,511,298
5.13%, 02/13/2031	574,000	599,001
4.75%, 11/01/2031	821,000	844,600
5.75%, 11/17/2032	1,857,000	2,003,524
5.38%, 02/15/2033	4,460,000	4,710,647
5.63%, 09/07/2033(c)	2,945,000	3,158,447
5.25%, 02/13/2034	1,441,000	1,509,869
4.90%, 11/01/2034	4,101,000	4,193,684
4.88%, 04/30/2035	2,710,000	2,753,160
4.63%, 10/29/2035	1,006,000	997,627
		38,519,261
Trading Companies & Distributors–0.37%
Air Lease Corp., Series B, 4.65%(e)(h)	2,043,000	2,041,928
Aircastle Ltd., 5.25%(b)(c)(e)(h)	589,000	589,073
Ferguson Enterprises, Inc.,
4.35%, 03/15/2031	2,808,000	2,817,411
5.00%, 10/03/2034	1,250,000	1,270,441
GATX Corp.,
5.50%, 06/15/2035	30,000	31,186
3.10%, 06/01/2051(c)	3,528,000	2,318,949
6.05%, 06/05/2054	42,000	43,464
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)	2,477,000	2,560,665
5.13%, 07/17/2034(b)(c)	3,344,000	3,478,844
		15,151,961
Transaction & Payment Processing Services–0.04%
Fiserv, Inc.,
5.38%, 08/21/2028	27,000	27,678
4.55%, 02/15/2031	17,000	16,956
5.63%, 08/21/2033	25,000	25,885
5.45%, 03/15/2034	53,000	54,059
Mastercard, Inc., 4.85%, 03/09/2033	925,000	958,412
PayPal Holdings, Inc.,
5.05%, 06/01/2052	189,000	170,374
5.25%, 06/01/2062(c)	330,000	302,084
		1,555,448
Water Utilities–0.03%
American Water Capital Corp., 5.70%, 09/01/2055	1,279,000	1,296,411
Wireless Telecommunication Services–0.39%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	1,529,100	1,540,133
Principal Amount		Value
Wireless Telecommunication Services–(continued)
T-Mobile USA, Inc.,
4.95%, 11/15/2035	$3,463,000	$3,496,268
4.50%, 04/15/2050	757,000	635,611
5.65%, 01/15/2053	1,934,000	1,897,926
6.00%, 06/15/2054	780,000	800,991
5.50%, 01/15/2055	41,000	39,140
5.88%, 11/15/2055	1,872,000	1,892,215
5.70%, 01/15/2056(c)	4,345,000	4,287,793
Vodafone Group PLC (United Kingdom),
5.75%, 02/10/2063	364,000	353,155
4.13%, 06/04/2081(e)	1,095,000	1,037,622
		15,980,854
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,587,775,489)		3,647,464,007
U.S. Treasury Securities–3.79%
U.S. Treasury Bills–0.76%
3.52% - 4.12%, 05/14/2026(k)(l)	31,474,000	31,245,197
U.S. Treasury Bonds–1.14%
4.63%, 02/15/2046	11,045,700	11,124,228
4.63%, 11/15/2055	36,297,000	36,243,121
		47,367,349
U.S. Treasury Notes–1.89%
3.50%, 01/31/2028	12,484,800	12,509,672
3.88%, 07/15/2028	1,000	1,011
3.50%, 02/15/2029	5,557,100	5,574,683
3.75%, 01/31/2031	15,847,600	16,011,028
4.00%, 01/31/2033	2,370,400	2,411,512
4.13%, 02/15/2036	41,097,900	41,646,943
		78,154,849
Total U.S. Treasury Securities (Cost $156,290,261)		156,767,395

Asset-Backed Securities–3.53%
Carlyle US CLO Ltd., Series 2022-1A, Class A1R, 4.65% (3 mo. Term SOFR + 0.98%), 04/15/2035(b)(f)	6,518,510	6,520,459
Centersquare Issuer LLC,
Series 2025-3A, Class A2, 5.00%, 08/25/2055(b)	6,160,000	6,010,269
Series 2025-4A, Class A2, 5.20%, 08/25/2055(j)	7,750,000	7,442,922
CIFC Funding Ltd., Series 2022-3A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 04/21/2035(b)(f)	7,350,000	7,353,638
CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, 06/20/2050(b)	2,354,215	2,402,076
DB Master Finance LLC,
Series 2025-1A, Class A2I, 4.89%, 08/20/2055(b)	3,022,425	3,060,244
Series 2025-1A, Class A2II, 5.17%, 08/20/2055(b)	2,324,175	2,363,790
Domino’s Pizza Master Issuer LLC,
Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	6,530,000	6,662,368
Series 2025-1A, Class A2II, 5.22%, 07/25/2055(b)	5,550,000	5,712,986
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value

Hilton Grand Vacations Trust, Series 2025-1A, Class A, 4.88%, 05/27/2042(b)	$1,465,584	$1,494,351
IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(b)(j)	5,941,000	5,939,218
Jersey Mike’s Funding, Series 2025-1A, Class A2, 5.61%, 08/16/2055(b)	5,273,500	5,477,179
Jimmy John’s Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	2,515,683	2,518,671
Metronet Infrastructure Issuer LLC, Series 2025-1A, Class A2, 6.01%, 07/20/2055(j)	4,750,000	4,905,205
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II, 5.65%, 12/06/2055(b)	1,800,000	1,811,595
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	11,268,757	11,804,607
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	10,102,995	10,022,092
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	2,437,375	2,294,456
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	2,399,142	2,127,641
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	4,677,788	4,854,549
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	5,133,025	5,194,292
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	5,090,562	5,220,613
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	5,278,187	5,296,529
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	4,868,375	4,864,574
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	4,996,750	5,002,534
Taco Bell Funding LLC,
Series 2025-1A, Class A2I, 4.82%, 08/25/2055(b)	4,139,625	4,195,270
Series 2025-1A, Class A2II, 5.05%, 08/25/2055(b)	2,403,975	2,460,283
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	4,184,750	4,145,473
Zaxby’s Funding LLC, Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	3,043,650	3,128,428
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	5,671,000	5,859,522
Total Asset-Backed Securities (Cost $144,267,358)		146,145,834
Variable Rate Senior Loan Interests–1.44%(m)(n)
Aerospace & Defense–0.05%
TransDigm, Inc., Term Loan M, 6.17% (1 mo. Term SOFR + 2.50%), 08/19/2032	2,009,098	2,010,775
Principal Amount		Value
Automobile Manufacturers–0.02%
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL), Term Loan B, 6.42% (1 mo. SOFR + 2.75%), 01/28/2032	$973,061	$972,049
Health Care Facilities–0.04%
Select Medical Corp., Term Loan B, 5.67% (1 mo. Term SOFR + 0.20%), 11/30/2031	1,639,797	1,638,263
Real Estate Development–0.17%
VCI Asset Holdings 2 LLC, Term Loan, 9.50%, 02/06/2031(j)	7,213,012	7,140,882
Restaurants–0.77%
Raising Cane’s Restaurants LLC,
Term Loan B, 5.67% (1 mo. Term SOFR + 2.00%), 09/10/2031	10,342,508	10,348,973
Term Loan, 5.67% (1 mo. Term SOFR + 2.00%), 11/03/2032	21,620,000	21,620,000
		31,968,973
Wireless Telecommunication Services–0.39%
X Corp., Term Loan B, 9.50%, 10/27/2029	15,171,000	15,940,928
Total Variable Rate Senior Loan Interests (Cost $58,855,631)		59,671,870
Shares
Preferred Stocks–1.29%
Aerospace & Defense–0.09%
Boeing Co. (The), 6.00%, Conv. Pfd.	52,000	3,792,360
Diversified Banks–0.51%
Citigroup, Inc., 6.25%, Series II, Pfd.	137,525	3,493,135
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	14,224	17,523,826
		21,016,961
Diversified Financial Services–0.18%
Apollo Global Management, Inc., 7.63%, Pfd.(e)	287,800	7,390,704
Electric Utilities–0.03%
NextEra Energy, Inc., 7.38%, Conv. Pfd.	6,283	314,150
Southern Co. (The), 7.13%, Series A, Conv. Pfd.	15,000	799,500
		1,113,650
Household Appliances–0.00%
Whirlpool Corp., 8.50%, Class A, Pfd.	3,685	183,697
Investment Banking & Brokerage–0.25%
Morgan Stanley, 7.13%, Series E, Pfd.	256,997	6,553,424
Morgan Stanley, 6.88%, Series F, Pfd.	150,000	3,807,000
		10,360,424
Regional Banks–0.16%
M&T Bank Corp., 7.50%, Series J, Pfd.	251,487	6,752,426
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

	Shares		Value
Systems Software–0.07%
Oracle Corp., 6.50%, Class D, Conv. Pfd.		59,667	$2,744,085
Total Preferred Stocks (Cost $52,125,014)			53,354,307

Exchange-Traded Funds–0.68%
Invesco Core Fixed Income ETF(o)		136,500	3,506,057
Invesco High Yield Systematic Bond ETF(o)		195,200	4,393,386
Invesco Short Duration High Yield ETF(o)		9,000	231,170
Invesco Short Duration Total Return Bond ETF(o)(p)		603,300	15,203,160
Invesco Total Return Bond ETF(o)		100,000	4,795,000
Total Exchange-Traded Funds (Cost $29,109,424)			28,128,773
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.13%(q)
Drug Retail–0.02%
Boots Group Finco L.P. (United Kingdom), 5.38%, 08/31/2032(b)	EUR	750,000	923,470
Health Care Supplies–0.01%
Bausch + Lomb Netherlands B.V. and Bausch & Lomb, Inc., 5.89% (3 mo. EURIBOR + 3.88%), 01/15/2031(b)(f)	EUR	500,000	600,209
Marine Transportation–0.02%
CMA CGM S.A. (France), 4.88%, 01/15/2032(b)	EUR	525,000	614,495
Movies & Entertainment–0.08%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	2,600,000	3,194,984
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $4,946,540)			5,333,158
	Shares
Common Stocks & Other Equity Interests–0.02%
Asset Management & Custody Banks–0.02%
Valor Compute Infrastructure L.P., (Cost $720,316)		720,316	720,316
Principal Amount		Value
Municipal Obligations–0.00%
Florida Development Finance Corp. (Palm Bay Academy, Inc.),
Series 2017, Ref. RB, 0.00%, 05/15/2037(b)(i)	$360,000	$4
Series 2017, Ref. RB, 0.00%, 05/15/2037(b)(i)	350,000	35,000
Total Municipal Obligations (Cost $401,381)		35,004
Shares
Money Market Funds–0.47%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(o)(r)	6,764,241	6,764,241
Invesco Treasury Portfolio, Institutional Class, 3.56%(o)(r)	12,562,162	12,562,162
Total Money Market Funds (Cost $19,326,403)		19,326,403

Options Purchased–0.03%
(Cost $2,145,261)(s)		1,168,545
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.60% (Cost $4,055,963,078)		4,118,115,612
Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–13.39%
Invesco Private Government Fund, 3.64%(o)(r)(t)	154,351,891	154,351,891
Invesco Private Prime Fund, 3.81%(o)(r)(t)	399,042,487	399,162,200
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $553,514,091)		553,514,091
TOTAL INVESTMENTS IN SECURITIES–112.99% (Cost $4,609,477,169)		4,671,629,703
OTHER ASSETS LESS LIABILITIES—(12.99)%		(537,048,087)
NET ASSETS–100.00%		$4,134,581,616
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $1,261,610,557, which represented 30.51% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2026 was $1,512,577, which represented less than 1% of the Fund’s Net Assets.

(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Perpetual bond with no specified maturity date.
(i)	Zero coupon bond issued at a discount.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(k)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(n)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended February 28, 2026.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Invesco Core Fixed Income ETF	$-	$3,477,925	$-	$28,132	$-	$3,506,057	$21,872
Invesco High Yield Systematic Bond ETF	341,423	4,077,511	-	(25,548)	-	4,393,386	154,664
Invesco Short Duration High Yield ETF	255,199	-	(25,350)	887	434	231,170	14,946
Invesco Short Duration Total Return Bond ETF	299,952	14,860,030	-	43,178	-	15,203,160	214,724
Invesco Total Return Bond ETF	4,729,000	-	-	66,000	-	4,795,000	224,727
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	532,594,551	(525,830,310)	-	-	6,764,241	487,826
Invesco Treasury Portfolio, Institutional Class	-	989,104,165	(976,542,003)	-	-	12,562,162	896,211
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	160,109,774	739,372,797	(745,130,680)	-	-	154,351,891	5,842,782*
Invesco Private Prime Fund	423,682,964	1,740,070,313	(1,764,592,086)	-	1,009	399,162,200	15,855,689*
Total	$589,418,312	$4,023,557,292	$(4,012,120,429)	$112,649	$1,443	$600,969,267	$23,713,441

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	Formerly known as Invesco Short Duration Bond ETF.
(q)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(r)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(s)	The table below details options purchased.
(t)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	05/15/2026	93	USD	7,050.00	USD	65,565,000	$1,168,545

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	3,417	June-2026	$715,087,338	$1,186,319	$1,186,319
U.S. Treasury 5 Year Notes	1,306	June-2026	143,843,656	323,836	323,836
U.S. Treasury Long Bonds	484	June-2026	57,338,875	718,438	718,438
U.S. Treasury Ultra Bonds	643	June-2026	78,184,781	1,064,906	1,064,906
Subtotal—Long Futures Contracts				3,293,499	3,293,499
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	419	June-2026	(47,687,437)	(210,200)	(210,200)
U.S. Treasury 10 Year Ultra Notes	211	June-2026	(24,630,953)	(132,175)	(132,175)
Subtotal—Short Futures Contracts				(342,375)	(342,375)
Total Futures Contracts				$2,951,124	$2,951,124

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/28/2026	Canadian Imperial Bank of Commerce	GBP	1,000,000	USD	1,349,725	$1,835
04/28/2026	Goldman Sachs International	USD	597,087	EUR	505,000	1,220
Subtotal—Appreciation						3,055
Currency Risk
04/28/2026	Canadian Imperial Bank of Commerce	USD	441,090	EUR	372,000	(358)
04/28/2026	Goldman Sachs International	EUR	2,020,000	USD	2,382,913	(10,314)
04/28/2026	Royal Bank of Canada	USD	1,549,668	GBP	1,140,000	(13,074)
Subtotal—Depreciation						(23,746)
Total Forward Foreign Currency Contracts						$(20,691)

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $4,007,527,251)*	$4,070,660,436
Investments in affiliates, at value (Cost $601,949,918)	600,969,267
Other investments:
Variation margin receivable — futures contracts	1,631,063
Unrealized appreciation on forward foreign currency contracts outstanding	3,055
Foreign currencies, at value (Cost $19,054)	19,000
Receivable for:
Investments sold	181,477,814
Fund shares sold	1,981,817
Dividends	534,463
Interest	46,062,166
Investments matured, at value (Cost $428,663)	46,860
Principal paydowns	11,228
Investment for trustee deferred compensation and retirement plans	225,387
Other assets	82,431
Total assets	4,903,704,987
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	23,746
Payable for:
Investments purchased	193,395,304
Dividends	2,810,108
Fund shares reacquired	3,701,324
Amount due to custodian	14,056,737
Collateral upon return of securities loaned	553,514,091
Accrued fees to affiliates	1,026,406
Accrued trustees’ and officers’ fees and benefits	4,907
Accrued other operating expenses	356,020
Trustee deferred compensation and retirement plans	234,728
Total liabilities	769,123,371
Net assets applicable to shares outstanding	$4,134,581,616
Net assets consist of:
Shares of beneficial interest	$4,539,658,700
Distributable earnings (loss)	(405,077,084)
$4,134,581,616
Net Assets:
Class A	$1,134,325,725
Class C	$26,084,253
Class R	$20,382,529
Class Y	$1,379,332,877
Class R5	$16,873,082
Class R6	$1,557,583,150
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	178,617,052
Class C	4,083,575
Class R	3,208,176
Class Y	216,819,369
Class R5	2,654,308
Class R6	244,813,909
Class A:
Net asset value per share	$6.35
Maximum offering price per share (Net asset value of $6.35 ÷ 95.75%)	$6.63
Class C:
Net asset value and offering price per share	$6.39
Class R:
Net asset value and offering price per share	$6.35
Class Y:
Net asset value and offering price per share	$6.36
Class R5:
Net asset value and offering price per share	$6.36
Class R6:
Net asset value and offering price per share	$6.36

*	At February 28, 2026, securities with an aggregate value of $527,825,484 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Statement of Operations
For the year ended February 28, 2026
Investment income:
Interest (net of foreign withholding taxes of $1,024)	$212,740,192
Dividends	2,967,866
Dividends from affiliates (includes net securities lending income of $899,869)	2,914,839
Total investment income	218,622,897
Expenses:
Advisory fees	10,620,865
Administrative services fees	552,469
Custodian fees	103,103
Distribution fees:
Class A	2,768,625
Class C	270,570
Class R	96,541
Transfer agent fees — A, C, R and Y	3,734,907
Transfer agent fees — R5	17,525
Transfer agent fees — R6	425,773
Trustees’ and officers’ fees and benefits	52,338
Registration and filing fees	180,710
Reports to shareholders	485,057
Professional services fees	88,672
Other	60,017
Total expenses	19,457,172
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(102,187)
Net expenses	19,354,985
Net investment income	199,267,912
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	24,679,942
Affiliated investment securities	1,443
Foreign currencies	65,718
Forward foreign currency contracts	(101,011)
Futures contracts	(7,282,694)
Options written	52,833
17,416,231
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	34,803,753
Affiliated investment securities	112,649
Foreign currencies	2,254
Forward foreign currency contracts	(20,975)
Futures contracts	601,013
35,498,694
Net realized and unrealized gain	52,914,925
Net increase in net assets resulting from operations	$252,182,837
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Statement of Changes in Net Assets
For the years ended February 28, 2026 and 2025
	2026	2025
Operations:
Net investment income	$199,267,912	$186,940,248
Net realized gain	17,416,231	7,505,765
Change in net unrealized appreciation	35,498,694	52,240,005
Net increase in net assets resulting from operations	252,182,837	246,686,018
Distributions to shareholders from distributable earnings:
Class A	(55,376,532)	(55,184,605)
Class C	(1,190,729)	(1,354,830)
Class R	(914,817)	(782,507)
Class Y	(69,865,669)	(64,847,234)
Class R5	(926,261)	(959,520)
Class R6	(76,221,422)	(62,774,024)
Total distributions from distributable earnings	(204,495,430)	(185,902,720)
Share transactions–net:
Class A	(939,897)	18,814,044
Class C	(3,996,603)	(3,176,885)
Class R	1,678,695	2,946,171
Class Y	33,493,291	436,219,068
Class R5	(1,126,649)	935,737
Class R6	257,900,413	182,588,915
Net increase in net assets resulting from share transactions	287,009,250	638,327,050
Net increase in net assets	334,696,657	699,110,348
Net assets:
Beginning of year	3,799,884,959	3,100,774,611
End of year	$4,134,581,616	$3,799,884,959
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/26	$6.28	$0.30	$0.08	$0.38	$(0.31)	$—	$(0.31)	$6.35	6.27%	$1,134,326	0.71%	0.71%	4.85%	219%
Year ended 02/28/25	6.17	0.31	0.11	0.42	(0.31)	—	(0.31)	6.28	6.98	1,123,034	0.71	0.71	5.03	146
Year ended 02/29/24	6.18	0.30	(0.02)	0.28	(0.29)	—	(0.29)	6.17	4.72	1,086,043	0.75	0.75	4.89	195
Year ended 02/28/23	7.15	0.25	(0.98)	(0.73)	(0.24)	—	(0.24)	6.18	(10.14)	1,048,198	0.77	0.77	3.91	171
Year ended 02/28/22	7.80	0.21	(0.49)	(0.28)	(0.21)	(0.16)	(0.37)	7.15	(3.79)	1,295,987	0.72	0.72	2.66	133
Class C
Year ended 02/28/26	6.32	0.26	0.08	0.34	(0.27)	—	(0.27)	6.39	5.52 (d)	26,084	1.43 (d)	1.43 (d)	4.13 (d)	219
Year ended 02/28/25	6.22	0.27	0.10	0.37	(0.27)	—	(0.27)	6.32	6.01	29,816	1.46	1.46	4.28	146
Year ended 02/29/24	6.22	0.25	(0.00)	0.25	(0.25)	—	(0.25)	6.22	4.11	32,470	1.50	1.50	4.14	195
Year ended 02/28/23	7.20	0.20	(0.98)	(0.78)	(0.20)	—	(0.20)	6.22	(10.84)(d)	35,770	1.51 (d)	1.51 (d)	3.17 (d)	171
Year ended 02/28/22	7.86	0.15	(0.49)	(0.34)	(0.16)	(0.16)	(0.32)	7.20	(4.60)	51,444	1.47	1.47	1.91	133
Class R
Year ended 02/28/26	6.28	0.29	0.08	0.37	(0.30)	—	(0.30)	6.35	6.00	20,383	0.96	0.96	4.60	219
Year ended 02/28/25	6.18	0.30	0.10	0.40	(0.30)	—	(0.30)	6.28	6.55	18,461	0.96	0.96	4.78	146
Year ended 02/29/24	6.18	0.28	(0.00)	0.28	(0.28)	—	(0.28)	6.18	4.62	15,237	1.00	1.00	4.64	195
Year ended 02/28/23	7.15	0.23	(0.97)	(0.74)	(0.23)	—	(0.23)	6.18	(10.38)	12,401	1.02	1.02	3.66	171
Year ended 02/28/22	7.81	0.19	(0.49)	(0.30)	(0.20)	(0.16)	(0.36)	7.15	(4.16)	13,750	0.97	0.97	2.41	133
Class Y
Year ended 02/28/26	6.29	0.32	0.08	0.40	(0.33)	—	(0.33)	6.36	6.53	1,379,333	0.46	0.46	5.10	219
Year ended 02/28/25	6.19	0.33	0.10	0.43	(0.33)	—	(0.33)	6.29	7.07	1,330,961	0.46	0.46	5.28	146
Year ended 02/29/24	6.19	0.31	(0.00)	0.31	(0.31)	—	(0.31)	6.19	5.15	870,887	0.50	0.50	5.14	195
Year ended 02/28/23	7.16	0.27	(0.98)	(0.71)	(0.26)	—	(0.26)	6.19	(9.89)	594,737	0.52	0.52	4.16	171
Year ended 02/28/22	7.82	0.23	(0.50)	(0.27)	(0.23)	(0.16)	(0.39)	7.16	(3.66)	576,512	0.47	0.47	2.91	133
Class R5
Year ended 02/28/26	6.29	0.32	0.08	0.40	(0.33)	—	(0.33)	6.36	6.58	16,873	0.41	0.41	5.15	219
Year ended 02/28/25	6.18	0.33	0.11	0.44	(0.33)	—	(0.33)	6.29	7.29	17,795	0.41	0.41	5.33	146
Year ended 02/29/24	6.18	0.32	(0.01)	0.31	(0.31)	—	(0.31)	6.18	5.21	16,570	0.44	0.44	5.20	195
Year ended 02/28/23	7.16	0.27	(0.98)	(0.71)	(0.27)	—	(0.27)	6.18	(9.96)	13,992	0.43	0.43	4.25	171
Year ended 02/28/22	7.81	0.23	(0.48)	(0.25)	(0.24)	(0.16)	(0.40)	7.16	(3.47)	14,978	0.42	0.42	2.96	133
Class R6
Year ended 02/28/26	6.29	0.33	0.08	0.41	(0.34)	—	(0.34)	6.36	6.66	1,557,583	0.34	0.34	5.22	219
Year ended 02/28/25	6.19	0.34	0.10	0.44	(0.34)	—	(0.34)	6.29	7.20	1,279,819	0.34	0.34	5.40	146
Year ended 02/29/24	6.19	0.32	(0.00)	0.32	(0.32)	—	(0.32)	6.19	5.28	1,079,568	0.37	0.37	5.27	195
Year ended 02/28/23	7.16	0.28	(0.98)	(0.70)	(0.27)	—	(0.27)	6.19	(9.77)	840,705	0.37	0.37	4.31	171
Year ended 02/28/22	7.82	0.23	(0.49)	(0.26)	(0.24)	(0.16)	(0.40)	7.16	(3.54)	959,566	0.35	0.35	3.03	133

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.97% and 0.99% for the years ended February 28, 2026 and 2023, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Notes to Financial Statements
February 28, 2026
NOTE 1—Significant Accounting Policies
Invesco Corporate Bond Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s primary investment objective is to seek to provide current income with preservation of capital. Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Corporate Bond Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s

Invesco Corporate Bond Fund

long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended February 28, 2026, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would

Invesco Corporate Bond Fund

continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.
Call Options Purchased and Written – The Fund may write covered call options to seek to manage risk exposures in the Fund’s investment portfolio or to earn premiums and/or buy call options for the purpose of acquiring the underlying reference asset for its portfolio, or on underlying reference assets against which it has written other call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
O.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
P.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
Q.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.420%
Next $750 million	0.350%
Over $1.25 billion	0.220%
For the year ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.27%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended February 28, 2026, the Adviser waived advisory fees of $77,349.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to

Invesco Corporate Bond Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2026, IDI advised the Fund that IDI retained $91,854 in front-end sales commissions from the sale of Class A shares and $23,491 and $2,522 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$3,635,122,840	$12,341,167	$3,647,464,007
U.S. Treasury Securities	—	156,767,395	—	156,767,395
Asset-Backed Securities	—	127,858,489	18,287,345	146,145,834
Variable Rate Senior Loan Interests	—	52,530,988	7,140,882	59,671,870
Preferred Stocks	53,040,157	314,150	—	53,354,307
Exchange-Traded Funds	28,128,773	—	—	28,128,773
Non-U.S. Dollar Denominated Bonds & Notes	—	5,333,158	—	5,333,158
Common Stocks & Other Equity Interests	—	720,316	—	720,316
Municipal Obligations	—	35,004	—	35,004
Money Market Funds	19,326,403	553,514,091	—	572,840,494
Options Purchased	1,168,545	—	—	1,168,545
Total Investments in Securities	101,663,878	4,532,196,431	37,769,394	4,671,629,703
Other Investments - Assets*
Investments Matured	—	46,860	—	46,860
Futures Contracts	3,293,499	—	—	3,293,499
Forward Foreign Currency Contracts	—	3,055	—	3,055
	3,293,499	49,915	—	3,343,414
Other Investments - Liabilities*
Futures Contracts	(342,375)	—	—	(342,375)
Forward Foreign Currency Contracts	—	(23,746)	—	(23,746)
	(342,375)	(23,746)	—	(366,121)
Total Other Investments	2,951,124	26,169	—	2,977,293
Total Investments	$104,615,002	$4,532,222,600	$37,769,394	$4,674,606,996

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.

Invesco Corporate Bond Fund

NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2026:
	Value
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$—	$3,293,499	$3,293,499
Unrealized appreciation on forward foreign currency contracts outstanding	3,055	—	—	3,055
Options purchased, at value — Exchange-Traded(b)	—	1,168,545	—	1,168,545
Total Derivative Assets	3,055	1,168,545	3,293,499	4,465,099
Derivatives not subject to master netting agreements	—	(1,168,545)	(3,293,499)	(4,462,044)
Total Derivative Assets subject to master netting agreements	$3,055	$—	$—	$3,055

Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$(342,375)	$(342,375)
Unrealized depreciation on forward foreign currency contracts outstanding	(23,746)	—	(23,746)
Total Derivative Liabilities	(23,746)	(342,375)	(366,121)
Derivatives not subject to master netting agreements	—	342,375	342,375
Total Derivative Liabilities subject to master netting agreements	$(23,746)	$—	$(23,746)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Schedule of Investments.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2026.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Canadian Imperial Bank of Commerce	$1,835	$(358)	$1,477	$—	$—	$1,477
Goldman Sachs International	1,220	(10,314)	(9,094)	—	—	(9,094)
Royal Bank of Canada	−	(13,074)	(13,074)	—	—	(13,074)
Total	$3,055	$(23,746)	$(20,691)	$—	$—	$(20,691)
Effect of Derivative Investments for the year ended February 28, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(101,011)	$-	$-	$(101,011)
Futures contracts	-	-	(7,282,694)	(7,282,694)
Options purchased(a)	-	1,200,399	-	1,200,399
Options written	-	52,833	-	52,833

Invesco Corporate Bond Fund

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Interest Rate Risk	Total
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	$(20,975)	$-	$-	$(20,975)
Futures contracts	-	-	601,013	601,013
Options purchased(a)	-	436,436	-	436,436
Total	$(121,986)	$1,689,668	$(6,681,681)	$(5,113,999)

(a)
Options purchased are included in the net realized gain (loss) from unaffiliated investment securities and the change in net unrealized appreciation (depreciation)
of unaffiliated investment securities.

The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Equity Options Purchased	Equity Options Written
Average notional value	$3,764,722	$1,264,317,442	$54,644,125	$14,070,000
Average contracts	—	—	82	24

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $24,838.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2026 and 2025:
	2026	2025
Ordinary income*	$204,495,430	$185,902,720

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2026
Undistributed ordinary income	$6,599,626
Net unrealized appreciation — investments	57,874,979
Net unrealized appreciation — foreign currencies	480
Temporary book/tax differences	(125,355)
Capital loss carryforward	(469,426,814)
Shares of beneficial interest	4,539,658,700
Total net assets	$4,134,581,616
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, amortization and accretion on debt securities and derivative instruments.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco Corporate Bond Fund

The Fund has a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$98,185,955	$371,240,859	$469,426,814
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2026 was $4,768,371,966 and $4,456,180,478, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$83,184,371
Aggregate unrealized (depreciation) of investments	(25,309,392)
Net unrealized appreciation of investments	$57,874,979
Cost of investments for tax purposes is $4,616,732,017.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of amortization and accretion on debt securities, on February 28, 2026, undistributed net investment income was increased by $2,408,169 and undistributed net realized gain (loss) was decreased by $2,408,169. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	23,502,926	$147,433,641	25,256,890	$157,873,190
Class C	889,999	5,579,523	1,166,589	7,345,884
Class R	931,248	5,832,843	897,709	5,606,519
Class Y	57,656,892	362,058,945	123,000,570	762,005,122
Class R5	326,141	2,030,475	588,863	3,679,378
Class R6	81,118,689	506,272,953	69,666,236	435,858,212
Issued as reinvestment of dividends:
Class A	7,638,820	47,910,613	7,598,510	47,420,580
Class C	148,253	935,340	167,593	1,052,367
Class R	145,110	910,682	124,569	777,889
Class Y	8,284,092	52,038,564	7,693,806	48,129,779
Class R5	146,969	922,810	151,805	948,487
Class R6	11,193,128	70,357,615	9,134,193	57,125,333
Automatic conversion of Class C shares to Class A shares:
Class A	566,781	3,541,973	768,236	4,810,298
Class C	(563,190)	(3,541,973)	(763,254)	(4,810,298)
Reacquired:
Class A	(31,929,463)	(199,826,124)	(30,693,505)	(191,290,024)
Class C	(1,109,649)	(6,969,493)	(1,076,609)	(6,764,838)
Class R	(806,416)	(5,064,830)	(550,343)	(3,438,237)
Class Y	(60,679,764)	(380,604,218)	(59,916,584)	(373,915,833)
Class R5	(649,609)	(4,079,934)	(590,888)	(3,692,128)
Class R6	(50,904,942)	(318,730,155)	(49,896,202)	(310,394,630)
Net increase in share activity	45,906,015	$287,009,250	102,728,184	$638,327,050

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Corporate Bond Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Securities Funds (Invesco Investment Securities Funds) and Shareholders of Invesco Corporate Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Corporate Bond Fund (one of the funds constituting AIM Investment Securities Funds (Invesco Investment Securities Funds), referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agents, portfolio company investee, agent banks and brokers; when replies were not received from the portfolio company investee and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

Invesco Corporate Bond Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2026:
Federal and State Income Tax
Qualified Dividend Income*	5.83%
Corporate Dividends Received Deduction*	4.04%
U.S. Treasury Obligations*	3.30%
Qualified Business Income*	0.00%
Business Interest Income*	91.56%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Invesco Corporate Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

Invesco Corporate Bond Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
VK-CBD-NCSR

Annual Financial Statements and Other Information
February 28, 2026
Invesco Global Real Estate Fund
Nasdaq:
A: AGREX ■ C: CGREX ■ R: RGREX ■ Y: ARGYX ■ R5: IGREX ■ R6: FGREX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Tax Information
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026

Shares		Value
Common Stocks & Other Equity Interests–100.00%
Australia–6.02%
Dexus	121,013	$577,854
Goodman Group	157,620	3,242,303
NEXTDC Ltd.(a)	37,395	369,021
Scentre Group	403,023	1,095,514
Stockland	294,441	1,070,765
Vicinity Ltd.	416,419	725,857
		7,081,314
Belgium–1.29%
Aedifica S.A.	7,125	659,936
Warehouses De Pauw C.V.A.	27,987	859,677
		1,519,613
Canada–1.70%
Canadian Apartment Properties REIT	23,651	654,366
Chartwell Retirement Residences	51,389	837,113
First Capital REIT	32,358	507,414
		1,998,893
France–2.13%
Klepierre S.A.	18,931	796,684
Unibail-Rodamco-Westfield	13,648	1,709,925
		2,506,609
Germany–2.40%
Sirius Real Estate Ltd.	542,598	814,380
TAG Immobilien AG	35,422	690,917
Vonovia SE	38,830	1,316,628
		2,821,925
Hong Kong–4.01%
Hongkong Land Holdings Ltd.	94,100	814,698
Link REIT	113,400	560,637
Sun Hung Kai Properties Ltd.	156,100	2,901,998
Swire Properties Ltd.	126,400	435,000
		4,712,333
Japan–9.94%
Daiwa House REIT Investment Corp.	1,006	856,646
GLP J-Reit	1,059	949,653
Invincible Investment Corp.	1,136	482,377
Japan Metropolitan Fund Investment Corp.	1,251	975,667
KDX Realty Investment Corp.	518	563,852
Mitsubishi Estate Co. Ltd.	33,900	1,143,219
Mitsui Fudosan Accommodations Fund, Inc.	99	87,447
Mitsui Fudosan Co. Ltd.	213,800	2,881,985
Nippon Building Fund, Inc.	1,090	1,014,029
Sumitomo Realty & Development Co. Ltd.	81,000	2,738,315
		11,693,190
Netherlands–0.38%
CTP N.V.(b)	20,994	445,776
Shares		Value
Singapore–2.41%
CapitaLand Integrated Commercial Trust	647,056	$1,251,853
City Developments Ltd.	22,900	177,369
Mapletree Pan Asia Commercial Trust	585,900	657,282
Parkway Life REIT	118,800	377,607
UOL Group Ltd.	41,400	368,942
		2,833,053
Spain–0.85%
Merlin Properties SOCIMI S.A.	56,817	1,003,306
Sweden–1.53%
Catena AB	9,141	503,818
Fastighets AB Balder, Class B(a)	113,815	855,241
Wihlborgs Fastigheter AB	41,617	440,860
		1,799,919
Switzerland–1.41%
PSP Swiss Property AG	4,955	1,067,168
Swiss Prime Site AG	3,057	583,336
		1,650,504
United Kingdom–3.22%
Big Yellow Group PLC	26,929	375,952
British Land Co. PLC (The)	114,926	631,829
LondonMetric Property PLC	315,933	911,828
Safestore Holdings PLC	37,107	396,942
Segro PLC	129,461	1,465,545
		3,782,096
United States–62.71%
American Healthcare REIT, Inc.(c)	37,797	1,974,515
American Homes 4 Rent, Class A	32,142	964,260
Brixmor Property Group, Inc.	108,295	3,278,090
Broadstone Net Lease, Inc.	71,727	1,390,787
BXP, Inc.	15,049	866,521
Camden Property Trust	22,032	2,386,947
CareTrust REIT, Inc.	29,601	1,202,393
Cousins Properties, Inc.	45,768	1,059,987
CubeSmart	53,172	2,187,496
Digital Realty Trust, Inc.	29,169	5,168,747
EastGroup Properties, Inc.	12,547	2,463,102
Equinix, Inc.	5,360	5,222,034
Essential Properties Realty Trust, Inc.(c)	35,568	1,207,178
Extra Space Storage, Inc.	20,006	3,021,506
First Industrial Realty Trust, Inc.	49,392	3,118,611
Gaming and Leisure Properties, Inc.	43,144	2,110,173
Healthcare Realty Trust, Inc.	41,474	765,195
Host Hotels & Resorts, Inc.	43,817	858,375
Iron Mountain, Inc.	24,421	2,645,527
Lamar Advertising Co., Class A	6,206	854,814
Omega Healthcare Investors, Inc.	62,607	3,022,040
Prologis, Inc.	46,884	6,684,252
Ryman Hospitality Properties, Inc.	13,811	1,363,836
Simon Property Group, Inc.	20,428	4,164,248
Tanger, Inc.	33,686	1,248,403
UDR, Inc.	65,271	2,447,662
Vornado Realty Trust	22,766	627,886
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Global Real Estate Fund

Shares		Value
United States–(continued)
W.P. Carey, Inc.	39,366	$2,938,672
Welltower, Inc.	41,036	8,499,376
		73,742,633
Total Common Stocks & Other Equity Interests (Cost $94,335,442)		117,591,164
Money Market Funds–0.11%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e)	46,603	46,603
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	86,548	86,548
Total Money Market Funds (Cost $133,151)		133,151
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.11% (Cost $94,468,593)		117,724,315
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.77%
Invesco Private Government Fund, 3.64%(d)(e)(f)	911,683	$911,683
Invesco Private Prime Fund, 3.81%(d)(e)(f)	2,341,765	2,342,467
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,254,150)		3,254,150
TOTAL INVESTMENTS IN SECURITIES—102.88% (Cost $97,722,743)		120,978,465
OTHER ASSETS LESS LIABILITIES–(2.88)%		(3,382,331)
NET ASSETS–100.00%		$117,596,134
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $445,776, which represented less than 1% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended February 28, 2026.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$546,337	$10,114,777	$(10,614,511)	$-	$-	$46,603	$14,143
Invesco Treasury Portfolio, Institutional Class	1,014,626	18,784,585	(19,712,663)	-	-	86,548	26,020
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	18,933,970	(18,022,287)	-	-	911,683	18,401*
Invesco Private Prime Fund	357,698	41,937,917	(39,953,575)	-	427	2,342,467	48,737*
Total	$1,918,661	$89,771,249	$(88,303,036)	$-	$427	$3,387,301	$107,301

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Global Real Estate Fund

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $94,335,442)*	$117,591,164
Investments in affiliated money market funds, at value (Cost $3,387,301)	3,387,301
Foreign currencies, at value (Cost $78,844)	78,855
Receivable for:
Investments sold	1,125,064
Fund shares sold	34,336
Dividends	252,643
Investment for trustee deferred compensation and retirement plans	149,839
Other assets	51,773
Total assets	122,670,975
Liabilities:
Payable for:
Investments purchased	1,121,559
Dividends	574
Fund shares reacquired	325,577
Collateral upon return of securities loaned	3,254,150
Accrued fees to affiliates	90,475
Accrued trustees’ and officers’ fees and benefits	2,351
Accrued other operating expenses	126,245
Trustee deferred compensation and retirement plans	153,910
Total liabilities	5,074,841
Net assets applicable to shares outstanding	$117,596,134
Net assets consist of:
Shares of beneficial interest	$106,721,137
Distributable earnings	10,874,997
$117,596,134
Net Assets:
Class A	$53,258,418
Class C	$2,657,129
Class R	$25,586,077
Class Y	$16,467,920
Class R5	$4,502,214
Class R6	$15,124,376
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	5,237,926
Class C	260,844
Class R	2,517,076
Class Y	1,622,295
Class R5	445,146
Class R6	1,496,059
Class A:
Net asset value per share	$10.17
Maximum offering price per share (Net asset value of $10.17 ÷ 94.50%)	$10.76
Class C:
Net asset value and offering price per share	$10.19
Class R:
Net asset value and offering price per share	$10.16
Class Y:
Net asset value and offering price per share	$10.15
Class R5:
Net asset value and offering price per share	$10.11
Class R6:
Net asset value and offering price per share	$10.11

*	At February 28, 2026, securities with an aggregate value of $3,149,864 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Global Real Estate Fund

Statement of Operations
For the year ended February 28, 2026
Investment income:
Dividends (net of foreign withholding taxes of $162,106)	$3,935,918
Dividends from affiliated money market funds (includes net securities lending income of $2,769)	42,932
Total investment income	3,978,850
Expenses:
Advisory fees	942,655
Administrative services fees	17,357
Custodian fees	17,445
Distribution fees:
Class A	136,816
Class C	24,061
Class R	107,105
Transfer agent fees — A, C, R and Y	247,540
Transfer agent fees — R5	4,413
Transfer agent fees — R6	4,559
Trustees’ and officers’ fees and benefits	23,537
Registration and filing fees	85,061
Reports to shareholders	45,048
Professional services fees	71,427
Other	64,686
Total expenses	1,791,710
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(7,798)
Net expenses	1,783,912
Net investment income	2,194,938
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $14)	(1,198,858)
Affiliated investment securities	427
Foreign currencies	131,124
(1,067,307)
Change in net unrealized appreciation of:
Unaffiliated investment securities	14,735,531
Foreign currencies	1,066
14,736,597
Net realized and unrealized gain	13,669,290
Net increase in net assets resulting from operations	$15,864,228
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Global Real Estate Fund

Statement of Changes in Net Assets
For the years ended February 28, 2026 and 2025
	2026	2025
Operations:
Net investment income	$2,194,938	$3,723,710
Net realized gain (loss)	(1,067,307)	1,669,781
Change in net unrealized appreciation	14,736,597	6,840,552
Net increase in net assets resulting from operations	15,864,228	12,234,043
Distributions to shareholders from distributable earnings:
Class A	(1,292,797)	(1,258,018)
Class C	(37,806)	(31,564)
Class R	(440,268)	(339,194)
Class Y	(719,078)	(690,047)
Class R5	(122,438)	(155,938)
Class R6	(464,572)	(489,084)
Total distributions from distributable earnings	(3,076,959)	(2,963,845)
Share transactions–net:
Class A	(16,606,765)	(10,730,633)
Class C	(161,298)	(769,488)
Class R	1,891,546	(1,353,592)
Class Y	(16,726,074)	(5,675,995)
Class R5	(957,073)	(5,145,913)
Class R6	(6,522,966)	(1,590,666)
Net increase (decrease) in net assets resulting from share transactions	(39,082,630)	(25,266,287)
Net increase (decrease) in net assets	(26,295,361)	(15,996,089)
Net assets:
Beginning of year	143,891,495	159,887,584
End of year	$117,596,134	$143,891,495
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Global Real Estate Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/26	$9.08	$0.15	$1.15	$1.30	$(0.21)	$—	$—	$(0.21)	$10.17	14.69%	$53,258	1.49%	1.50%	1.68%	76%
Year ended 02/28/25	8.57	0.21	0.46	0.67	(0.16)	—	—	(0.16)	9.08	7.88	64,242	1.44	1.45	2.33	130
Year ended 02/29/24	8.82	0.18	(0.27)	(0.09)	(0.14)	—	(0.02)	(0.16)	8.57	(0.89)	70,881	1.42	1.42	2.14	89
Year ended 02/28/23	11.63	0.17	(1.87)	(1.70)	(0.21)	(0.90)	—	(1.11)	8.82	(14.71)	82,570	1.38	1.38	1.67	69
Year ended 02/28/22	10.77	0.12	1.04	1.16	(0.30)	—	—	(0.30)	11.63	10.80	107,880	1.30	1.30	1.01	88
Class C
Year ended 02/28/26	9.10	0.09	1.14	1.23	(0.14)	—	—	(0.14)	10.19	13.79	2,657	2.24	2.25	0.93	76
Year ended 02/28/25	8.58	0.14	0.48	0.62	(0.10)	—	—	(0.10)	9.10	7.19	2,536	2.19	2.20	1.58	130
Year ended 02/29/24	8.83	0.12	(0.27)	(0.15)	(0.08)	—	(0.02)	(0.10)	8.58	(1.66)	3,137	2.17	2.17	1.39	89
Year ended 02/28/23	11.64	0.09	(1.87)	(1.78)	(0.13)	(0.90)	—	(1.03)	8.83	(15.38)	3,619	2.13	2.13	0.92	69
Year ended 02/28/22	10.78	0.03	1.05	1.08	(0.22)	—	—	(0.22)	11.64	9.96	5,057	2.05	2.05	0.26	88
Class R
Year ended 02/28/26	9.08	0.13	1.14	1.27	(0.19)	—	—	(0.19)	10.16	14.29	25,586	1.74	1.75	1.43	76
Year ended 02/28/25	8.57	0.19	0.46	0.65	(0.14)	—	—	(0.14)	9.08	7.61	20,994	1.69	1.70	2.08	130
Year ended 02/29/24	8.82	0.16	(0.27)	(0.11)	(0.12)	—	(0.02)	(0.14)	8.57	(1.15)	21,082	1.67	1.67	1.89	89
Year ended 02/28/23	11.62	0.14	(1.86)	(1.72)	(0.18)	(0.90)	—	(1.08)	8.82	(14.86)	21,290	1.63	1.63	1.42	69
Year ended 02/28/22	10.77	0.09	1.03	1.12	(0.27)	—	—	(0.27)	11.62	10.42	24,519	1.55	1.55	0.76	88
Class Y
Year ended 02/28/26	9.07	0.18	1.14	1.32	(0.24)	—	—	(0.24)	10.15	14.88	16,468	1.24	1.25	1.93	76
Year ended 02/28/25	8.56	0.23	0.47	0.70	(0.19)	—	—	(0.19)	9.07	8.16	31,041	1.19	1.20	2.58	130
Year ended 02/29/24	8.81	0.20	(0.26)	(0.06)	(0.17)	—	(0.02)	(0.19)	8.56	(0.64)	34,737	1.17	1.17	2.39	89
Year ended 02/28/23	11.62	0.19	(1.87)	(1.68)	(0.23)	(0.90)	—	(1.13)	8.81	(14.50)	46,126	1.13	1.13	1.92	69
Year ended 02/28/22	10.77	0.15	1.03	1.18	(0.33)	—	—	(0.33)	11.62	10.98	67,783	1.05	1.05	1.26	88
Class R5
Year ended 02/28/26	9.04	0.19	1.13	1.32	(0.25)	—	—	(0.25)	10.11	14.97	4,502	1.11	1.11	2.06	76
Year ended 02/28/25	8.53	0.25	0.46	0.71	(0.20)	—	—	(0.20)	9.04	8.37	4,992	1.01	1.01	2.76	130
Year ended 02/29/24	8.78	0.22	(0.27)	(0.05)	(0.18)	—	(0.02)	(0.20)	8.53	(0.50)	9,681	0.98	0.98	2.58	89
Year ended 02/28/23	11.58	0.22	(1.87)	(1.65)	(0.25)	(0.90)	—	(1.15)	8.78	(14.34)	16,615	0.99	0.99	2.06	69
Year ended 02/28/22	10.73	0.17	1.03	1.20	(0.35)	—	—	(0.35)	11.58	11.17	87,664	0.91	0.91	1.40	88
Class R6
Year ended 02/28/26	9.03	0.19	1.14	1.33	(0.25)	—	—	(0.25)	10.11	15.18	15,124	1.04	1.04	2.13	76
Year ended 02/28/25	8.52	0.25	0.47	0.72	(0.21)	—	—	(0.21)	9.03	8.43	20,086	0.95	0.95	2.82	130
Year ended 02/29/24	8.78	0.22	(0.28)	(0.06)	(0.18)	—	(0.02)	(0.20)	8.52	(0.55)	20,369	0.95	0.95	2.61	89
Year ended 02/28/23	11.58	0.22	(1.87)	(1.65)	(0.25)	(0.90)	—	(1.15)	8.78	(14.27)	29,968	0.92	0.92	2.13	69
Year ended 02/28/22	10.73	0.18	1.03	1.21	(0.36)	—	—	(0.36)	11.58	11.26	165,636	0.83	0.83	1.48	88

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Global Real Estate Fund

Notes to Financial Statements
February 28, 2026
NOTE 1—Significant Accounting Policies
Invesco Global Real Estate Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco Global Real Estate Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in
9
Invesco Global Real Estate Fund

short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended February 28, 2026, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available
10
Invesco Global Real Estate Fund

about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.740%
Next $500 million	0.730%
Next $1.5 billion	0.720%
Next $2.5 billion	0.710%
Next $2.5 billion	0.700%
Next $2.5 billion	0.690%
Over $10 billion	0.680%
For the year ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.75%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended February 28, 2026, the Adviser waived advisory fees of $1,100.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2026, IDI advised the Fund that IDI retained $4,229 in front-end sales commissions from the sale of Class A shares and $37 and $33 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended February 28, 2026, the Fund incurred $4,928 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
11
Invesco Global Real Estate Fund

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$7,081,314	$—	$7,081,314
Belgium	—	1,519,613	—	1,519,613
Canada	1,998,893	—	—	1,998,893
France	—	2,506,609	—	2,506,609
Germany	—	2,821,925	—	2,821,925
Hong Kong	—	4,712,333	—	4,712,333
Japan	—	11,693,190	—	11,693,190
Netherlands	—	445,776	—	445,776
Singapore	—	2,833,053	—	2,833,053
Spain	—	1,003,306	—	1,003,306
Sweden	—	1,799,919	—	1,799,919
Switzerland	—	1,650,504	—	1,650,504
United Kingdom	—	3,782,096	—	3,782,096
United States	73,742,633	—	—	73,742,633
Money Market Funds	133,151	3,254,150	—	3,387,301
Total Investments	$75,874,677	$45,103,788	$—	$120,978,465
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,698.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2026 and 2025:
	2026	2025
Ordinary income*	$3,076,959	$2,963,845

*	Includes short-term capital gain distributions, if any.

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Invesco Global Real Estate Fund

Tax Components of Net Assets at Period-End:
2026
Undistributed ordinary income	$1,195,500
Net unrealized appreciation — investments	21,344,090
Net unrealized appreciation — foreign currencies	751
Temporary book/tax differences	(78,472)
Capital loss carryforward	(11,586,872)
Shares of beneficial interest	106,721,137
Total net assets	$117,596,134
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and passive foreign investment companies.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$2,944,090	$8,642,782	$11,586,872
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2026 was $95,022,420 and $132,350,875, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$22,946,865
Aggregate unrealized (depreciation) of investments	(1,602,775)
Net unrealized appreciation of investments	$21,344,090
Cost of investments for tax purposes is $99,634,375.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of passive foreign investment companies, foreign currency transactions and partnerships, on February 28, 2026, undistributed net investment income was increased by $894,777, undistributed net realized gain (loss) was decreased by $898,718 and shares of beneficial interest was increased by $3,941. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	493,153	$4,536,903	493,080	$4,369,149
Class C	68,930	638,559	45,787	409,916
Class R	697,118	6,417,953	555,604	4,956,307
Class Y	435,440	3,838,051	675,893	6,004,956
Class R5	51,091	465,229	89,492	796,940
Class R6	240,002	2,163,458	486,903	4,286,176
Issued as reinvestment of dividends:
Class A	132,173	1,183,246	129,222	1,162,727
Class C	4,074	36,746	3,310	29,846
Class R	48,939	440,230	37,670	339,159
Class Y	49,340	441,404	47,535	425,026
Class R5	13,581	120,475	14,252	125,821
Class R6	50,110	446,646	52,711	471,633
13
Invesco Global Real Estate Fund

Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Automatic conversion of Class C shares to Class A shares:
Class A	35,814	$322,905	58,926	$517,014
Class C	(35,732)	(322,905)	(58,788)	(517,014)
Reacquired:
Class A	(2,495,608)	(22,649,819)	(1,881,441)	(16,779,523)
Class C	(55,157)	(513,698)	(77,073)	(692,236)
Class R	(540,915)	(4,966,637)	(742,469)	(6,649,058)
Class Y	(2,283,758)	(21,005,529)	(1,360,710)	(12,105,977)
Class R5	(171,835)	(1,542,777)	(686,214)	(6,068,674)
Class R6	(1,017,264)	(9,133,070)	(706,684)	(6,348,475)
Net increase (decrease) in share activity	(4,280,504)	$(39,082,630)	(2,822,994)	$(25,266,287)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11—Subsequent Event
The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund (the “Target Fund”) will transfer all of its assets and liabilities to Invesco Global Real Estate Income Fund (the “Acquiring Fund”).
The reorganization is expected to be consummated on or about June 5, 2026. Upon closing of the reorganization, shareholders of the Target Fund will receive shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund will liquidate and cease operations.
Based on information currently available, the total cost of the Reorganization is estimated to be approximately $337,000, to be shared equally between Invesco and the Target Fund. The estimated cost of the Reorganization includes legal counsel fees, independent accountant fees, expenses related to the printing and mailing of any Information Statement/Prospectus, but do not include any transaction costs arising from the repositioning of portfolio securities which are not estimated to have a material impact.
14
Invesco Global Real Estate Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Securities Funds (Invesco Investment Securities Funds) and Shareholders of Invesco Global Real Estate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Global Real Estate Fund (one of the funds constituting AIM Investment Securities Funds (Invesco Investment Securities Funds), referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
15
Invesco Global Real Estate Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2026:
Federal and State Income Tax
Qualified Dividend Income*	31.57%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	44.53%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
16
Invesco Global Real Estate Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
17
Invesco Global Real Estate Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
GRE-NCSR

Annual Financial Statements and Other Information
February 28, 2026
Invesco Government Money Market Fund
Nasdaq:
Invesco Cash Reserve: AIMXX ■ A: ADAXX ■ AX: ACZXX ■ C: ACNXX ■ CX: ACXXX
■ R: AIRXX ■ Y: AIYXX ■ Investor: INAXX ■ R6: INVXX

2	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Tax Information
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-21.02%
Federal Farm Credit Bank (FFCB)-18.55%
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	03/04/2026	$20,000	$20,000,000
Federal Farm Credit Bank (SOFR + 0.02%)(a)	3.70%	03/19/2026	50,000	50,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.10%)(a)	3.74%	04/01/2026	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	05/21/2026	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	06/03/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	06/18/2026	7,000	7,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	07/01/2026	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	08/07/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	08/26/2026	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	08/28/2026	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/04/2026	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/09/2026	45,000	45,002,993
Federal Farm Credit Bank (1 mo. EFFR + 0.05%)(a)	3.69%	09/17/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/25/2026	99,000	99,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/01/2026	11,000	11,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/15/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/02/2026	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	12/07/2026	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/09/2026	14,000	14,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/18/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	12/29/2026	40,000	40,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/30/2026	20,500	20,500,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	01/14/2027	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	01/27/2027	10,000	10,006,634
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	02/03/2027	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	02/10/2027	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	03/11/2027	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/24/2027	41,000	41,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/26/2027	45,000	45,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	04/02/2027	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	04/09/2027	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	05/06/2027	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	05/27/2027	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(a)	3.74%	06/23/2027	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	06/29/2027	8,000	8,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	07/21/2027	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	07/30/2027	75,000	75,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	08/27/2027	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/02/2027	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/22/2027	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	09/28/2027	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/01/2027	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	10/08/2027	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	11/03/2027	11,000	11,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	12/01/2027	75,000	75,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	01/12/2028	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	01/20/2028	40,000	40,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	02/02/2028	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	02/17/2028	4,000	4,000,000
				1,165,509,627
Federal Home Loan Bank (FHLB)-2.47%
Federal Home Loan Bank(b)	4.00%	03/06/2026	20,000	19,989,139
Federal Home Loan Bank (SOFR)(a)	3.68%	06/10/2026	50,000	50,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.01%)(a)	3.69%	07/10/2026	$45,000	$45,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	3.82%	09/24/2026	10,000	10,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	3.79%	07/19/2027	30,000	30,000,000
				154,989,139
Total U.S. Government Sponsored Agency Securities (Cost $1,320,498,766)				1,320,498,766
U.S. Treasury Securities-13.17%
U.S. Treasury Bills-10.78%(b)
U.S. Treasury Bills	4.11%-4.12%	03/19/2026	45,000	44,911,112
U.S. Treasury Bills	3.65%	04/14/2026	85,000	84,622,883
U.S. Treasury Bills	3.64%	05/14/2026	75,000	74,444,152
U.S. Treasury Bills	3.64%	06/16/2026	125,000	123,664,358
U.S. Treasury Bills	3.64%	06/23/2026	50,000	49,430,792
U.S. Treasury Bills	4.07%	07/09/2026	70,000	69,008,696
U.S. Treasury Bills	3.91%	08/06/2026	40,000	39,338,858
U.S. Treasury Bills	3.58%	08/13/2026	145,000	142,660,667
U.S. Treasury Bills	3.56%	08/20/2026	50,000	49,163,889
				677,245,407
U.S. Treasury Floating Rate Notes-0.56%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(a)	3.80%	04/30/2027	35,000	35,005,694
U.S. Treasury Notes-1.83%
U.S. Treasury Notes	4.63%	06/30/2026	65,000	65,145,933
U.S. Treasury Notes	4.13%	02/28/2027	50,000	50,280,859
				115,426,792
Total U.S. Treasury Securities (Cost $827,677,893)				827,677,893
U.S. Government Sponsored Agency Mortgage-Backed Securities-4.79%
Federal Home Loan Mortgage Corp. (FHLMC)-2.75%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/04/2026	40,000	40,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/16/2026	20,000	20,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/29/2026	10,000	10,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(a)	3.81%	04/23/2027	25,000	25,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/22/2027	9,000	9,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/06/2027	44,000	44,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/14/2027	25,000	25,000,000
				173,000,000
Federal National Mortgage Association (FNMA)-2.04%
Federal National Mortgage Association (SOFR + 0.10%)(a)	3.78%	06/18/2026	25,000	25,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	08/21/2026	23,000	23,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	09/11/2026	6,000	6,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	12/11/2026	16,000	16,000,000
Federal National Mortgage Association (SOFR + 0.08%)(a)	3.76%	01/07/2028	20,000	20,000,000
Federal National Mortgage Association (SOFR + 0.09%)(a)	3.77%	02/02/2028	38,000	38,000,000
				128,000,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $301,000,000)				301,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-38.98% (Cost $2,449,176,659)				2,449,176,659
			Repurchase Amount
Repurchase Agreements-60.43%(c)
Banco Santander, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage-backed securities valued at $1,020,312,902; 1.66% - 8.50%; 08/15/2026 - 03/15/2067)	3.68%	03/02/2026	75,023,000	75,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Montreal, joint term agreement dated 02/23/2026, aggregate maturing value of $1,001,431,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,002; 1.25% - 5.00%; 11/30/2026 - 08/15/2055)(d)	3.68%	03/09/2026	$100,143,111	$100,000,000
Bank of Montreal, joint term agreement dated 02/24/2026, aggregate maturing value of $1,350,968,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,000; 0.00% - 5.00%; 05/07/2026 - 11/15/2055)	3.69%	03/03/2026	150,107,625	150,000,000
Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.50% - 7.00%; 03/01/2027 - 10/20/2065)	3.68%	03/02/2026	300,092,000	300,000,000
BMO Capital Markets Corp., joint term agreement dated 02/19/2026, aggregate maturing value of $500,668,056 (collateralized by agency mortgage-backed securities valued at $510,000,001; 4.50% - 5.50%; 03/01/2055 - 03/01/2056)(d)	3.70%	03/04/2026	25,033,403	25,000,000
BMO Capital Markets Corp., joint term agreement dated 02/27/2026, aggregate maturing value of $1,505,874,167 (collateralized by agency mortgage-backed securities valued at $1,530,000,003; 2.50% - 7.00%; 12/20/2038 - 05/20/2075)(d)	3.71%	04/06/2026	80,313,289	80,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,500,785,419 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,000; 0.00% - 8.00%; 03/17/2026 - 08/20/2065)(d)(e)	3.77%	03/02/2026	100,031,417	100,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,628,333 (collateralized by agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 7.50%; 04/25/2026 - 10/20/2065)(d)(e)	3.77%	03/02/2026	175,054,979	175,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,210; 0.00% - 6.63%; 03/12/2026 - 02/15/2056)(d)	3.88%	07/20/2026	186,479,600	180,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,089; 0.00% - 6.25%; 02/28/2026 - 08/15/2055)(d)(e)	3.77%	03/02/2026	60,018,850	60,000,000
BofA Securities, Inc., joint term agreement dated 07/29/2025, aggregate maturing value of $1,000,315,834 (collateralized by agency mortgage-backed securities valued at $1,020,000,006; 1.50% - 6.00%; 03/25/2028 - 03/20/2073)(d)(e)	3.79%	03/02/2026	60,018,950	60,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/27/2026, aggregate maturing value of $6,501,987,917 (collateralized by U.S. Treasury obligations valued at $6,630,000,183; 0.00% - 4.88%; 04/09/2026 - 08/15/2053)	3.67%	03/02/2026	375,114,688	375,000,000
Fixed Income Clearing Corp. - ING Financial Markets, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,000,073; 0.00% - 4.63%; 03/03/2026 - 08/15/2052)	3.67%	03/02/2026	50,015,292	50,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/27/2026, aggregate maturing value of $6,251,911,458 (collateralized by U.S. Treasury obligations valued at $6,375,000,337; 2.00% - 5.00%; 11/15/2041 - 11/15/2049)	3.67%	03/02/2026	300,091,750	300,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/27/2026, aggregate maturing value of $2,000,611,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,158; 1.75% - 4.88%; 05/15/2028 - 05/15/2055)	3.67%	03/02/2026	300,091,750	300,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/06/2026, aggregate maturing value of $560,057,089 (collateralized by U.S. Treasury obligations valued at $571,200,101; 2.88% - 5.00%; 05/15/2034 - 08/15/2054)(f)	3.67%	07/01/2026	30,003,058	30,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/08/2026, aggregate maturing value of $700,071,361 (collateralized by U.S. Treasury obligations valued at $714,000,128; 2.25% - 4.75%; 08/15/2040 - 05/15/2053)(f)	3.67%	07/01/2026	35,003,568	35,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/24/2026, aggregate maturing value of $1,000,101,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,222; 2.88% - 5.00%; 02/15/2036 - 05/15/2055)(f)	3.65%	03/03/2026	10,001,014	10,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,072,139 (collateralized by U.S. Treasury obligations valued at $714,000,333; 4.63% - 5.00%; 09/30/2028 - 05/15/2055)(f)	3.71%	03/12/2026	35,003,607	35,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,217,000 (collateralized by U.S. Treasury obligations valued at $714,000,294; 1.25% - 5.00%; 09/30/2028 - 08/15/2054)(g)	3.72%	03/16/2026	$35,010,850	$35,000,000
J.P. Morgan Securities LLC, joint open agreement dated 02/13/2026 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.25% - 6.00%; 12/25/2030 - 09/20/2065)(h)	3.71%	03/02/2026	40,012,367	40,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2026, aggregate maturing value of $350,261,588 (collateralized by U.S. Treasury obligations valued at $360,626,178; 0.00% - 3.88%; 07/31/2027 - 05/15/2046)	3.70%	03/04/2026	25,020,238	25,002,250
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/25/2026, aggregate maturing value of $2,147,423,010 (collateralized by U.S. Treasury obligations valued at $2,192,151,884; 3.75% - 4.38%; 01/31/2027 - 08/31/2028)	3.71%	03/04/2026	99,446,688	99,375,000
Natixis, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,305,833 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,020,000,000; 0.00% - 7.00%; 03/31/2026 - 11/20/2074)	3.67%	03/02/2026	300,091,750	300,000,000
RBC Dominion Securities Inc., joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,312,840; 0.00% - 7.50%; 07/15/2026 - 10/20/2065)	3.68%	03/02/2026	60,018,400	60,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,020,366,425 (collateralized by U.S. Treasury obligations valued at $1,024,897,174; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(d)	3.87%	07/27/2026	41,436,200	40,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,040,292,750; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(d)	3.83%	08/26/2026	44,665,199	43,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $831,486,425 (collateralized by U.S. Treasury obligations valued at $835,437,338; 0.00% - 6.63%; 04/16/2026 - 02/15/2056)(d)	3.87%	07/24/2026	63,163,975	61,000,000
RBC Dominion Securities Inc., joint term agreement dated 12/04/2025, aggregate maturing value of $2,035,573,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,058,142,418; 0.00% - 8.00%; 04/30/2026 - 03/15/2068)(d)	3.68%	05/28/2026	106,867,600	105,000,000
Royal Bank of Canada, joint term agreement dated 09/29/2025, aggregate maturing value of $2,075,086,640 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,078,208,705; 0.00% - 7.00%; 03/17/2026 - 03/01/2063)(d)	3.69%	09/01/2026	58,963,080	57,000,000
Royal Bank of Canada, joint term agreement dated 12/03/2025, aggregate maturing value of $3,060,833,333 (collateralized by U.S. Treasury obligations valued at $3,087,302,409; 0.00% - 4.63%; 03/05/2026 - 02/15/2054)(d)	3.65%	06/22/2026	122,433,333	120,000,000
Societe Generale, joint term agreement dated 02/25/2026, aggregate maturing value of $1,000,719,444 (collateralized by agency mortgage-backed securities valued at $1,020,000,002; 1.66% - 7.00%; 04/20/2026 - 03/20/2075)	3.70%	03/04/2026	50,035,972	50,000,000
Societe Generale, joint term agreement dated 02/27/2026, aggregate maturing value of $1,501,076,250 (collateralized by agency mortgage-backed securities valued at $1,530,000,059; 2.00% - 6.50%; 06/01/2049 - 02/01/2056)	3.69%	03/06/2026	10,007,175	10,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/27/2026, aggregate maturing value of $5,301,625,333 (collateralized by agency mortgage-backed securities valued at $5,605,743,280; 2.00% - 6.50%; 10/20/2042 - 12/20/2055)	3.68%	03/02/2026	61,671,258	61,652,351
TD Securities (USA) LLC, joint agreement dated 02/27/2026, aggregate maturing value of $950,291,333 (collateralized by agency mortgage-backed securities valued at $969,000,001; 1.75% - 7.71%; 05/25/2028 - 11/16/2065)	3.68%	03/02/2026	100,030,667	100,000,000
TD Securities (USA) LLC, joint term agreement dated 02/25/2026, aggregate maturing value of $480,345,333 (collateralized by agency mortgage-backed securities valued at $489,600,000; 2.50% - 5.16%; 11/20/2051 - 11/20/2055)	3.70%	03/04/2026	70,050,361	70,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 09/12/2025, aggregate maturing value of $1,142,635,200 (collateralized by agency mortgage-backed securities valued at $1,142,400,001; 1.50% - 7.50%; 08/01/2027 - 01/01/2061)	3.87%	03/19/2026	$81,616,800	$80,000,000
Total Repurchase Agreements (Cost $3,797,029,601)				3,797,029,601
TOTAL INVESTMENTS IN SECURITIES(i)-99.41% (Cost $6,246,206,260)				6,246,206,260
OTHER ASSETS LESS LIABILITIES-0.59%				37,043,891
NET ASSETS-100.00%				$6,283,250,151
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
(h)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(i)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Government Money Market Fund

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value and cost	$2,449,176,659
Repurchase agreements, at value and cost	3,797,029,601
Receivable for:
Fund shares sold	28,829,737
Interest	32,516,440
Investment for trustee deferred compensation and retirement plans	337,318
Other assets	15,147
Total assets	6,307,904,902
Liabilities:
Payable for:
Fund shares reacquired	19,773,785
Amount due custodian	790
Dividends	1,637,622
Accrued fees to affiliates	2,759,519
Accrued trustees’ and officers’ fees and benefits	11,908
Accrued operating expenses	119,628
Trustee deferred compensation and retirement plans	351,499
Total liabilities	24,654,751
Net assets applicable to shares outstanding	$6,283,250,151
Net assets consist of:
Shares of beneficial interest	$6,283,773,549
Distributable earnings (loss)	(523,398)
$6,283,250,151
Net Assets:
Invesco Cash Reserve	$4,952,037,691
Class A	$321,391,316
Class AX	$57,092,098
Class C	$106,838,124
Class CX	$85,126
Class R	$194,499,124
Class Y	$441,867,492
Investor Class	$196,019,743
Class R6	$13,419,437
Shares outstanding, no par value, unlimited number of shares authorized:
Invesco Cash Reserve	4,952,396,941
Class A	321,413,943
Class AX	57,096,426
Class C	106,846,330
Class CX	85,137
Class R	194,513,760
Class Y	441,899,945
Investor Class	196,034,848
Class R6	13,420,326
Net asset value and offering price per share for each class	$1.00
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Government Money Market Fund

Statement of Operations
For the year ended February 28, 2026
Investment income:
Interest	$264,288,437
Expenses:
Advisory fees	9,422,905
Administrative services fees	2,802,534
Custodian fees	53,038
Distribution fees:
Invesco Cash Reserve	7,406,423
Class A	626,184
Class AX	87,712
Class C	861,089
Class CX	1,289
Class R	802,496
Transfer agent fees - Invesco Cash Reserve, A, AX, C, CX, R, Y and Investor	6,361,161
Transfer agent fees - R6	3,866
Trustees’ and officers’ fees and benefits	76,851
Registration and filing fees	313,506
Reports to shareholders	391,494
Professional services fees	90,119
Other	90,569
Total expenses	29,391,236
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(245,851)
Net expenses	29,145,385
Net investment income	235,143,052
Net realized gain from unaffiliated investment securities	137,938
Net increase in net assets resulting from operations	$235,280,990
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Government Money Market Fund

Statement of Changes in Net Assets
For the years ended February 28, 2026 and 2025
	2026	2025
Operations:
Net investment income	$235,143,052	$260,211,719
Net realized gain	137,938	195,306
Net increase in net assets resulting from operations	235,280,990	260,407,025
Distributions to shareholders from distributable earnings:
Invesco Cash Reserve	(185,068,578)	(202,236,982)
Class A	(11,588,859)	(14,562,803)
Class AX	(2,194,615)	(2,772,916)
Class C	(3,629,812)	(4,893,901)
Class CX	(4,334)	(6,427)
Class R	(7,027,507)	(8,348,562)
Class Y	(17,001,558)	(18,184,208)
Investor Class	(8,116,732)	(8,850,790)
Class R6	(511,057)	(355,130)
Total distributions from distributable earnings	(235,143,052)	(260,211,719)
Share transactions-net:
Invesco Cash Reserve	244,525,487	569,585,500
Class A	(2,139,791)	(9,368,402)
Class AX	(2,889,437)	(1,412,387)
Class C	(9,390,663)	(11,942,194)
Class CX	(70,992)	(24,383)
Class R	(4,345,742)	8,808,629
Class Y	46,065,890	56,832,312
Investor Class	11,514,778	(1,626,852)
Class R6	2,836,292	7,269,697
Net increase in net assets resulting from share transactions	286,105,822	618,121,920
Net increase in net assets	286,243,760	618,317,226
Net assets:
Beginning of year	5,997,006,391	5,378,689,165
End of year	$6,283,250,151	$5,997,006,391
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Government Money Market Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets
Invesco Cash Reserve
Year ended 02/28/26	$1.00	$0.04	$0.00	$0.04	$(0.04)	$1.00	3.82%	$4,952,038	0.46%	0.46%	3.75%
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	1.00	4.69	4,707,415	0.47	0.47	4.59
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.89	4,137,681	0.48	0.48	4.80
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.99	3,129,323	0.45	0.47	2.07
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	2,390,850	0.07	0.51	0.01
Class A
Year ended 02/28/26	1.00	0.04	0.00	0.04	(0.04)	1.00	3.76	321,391	0.51	0.51	3.70
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	1.00	4.64	323,519	0.52	0.52	4.54
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.84	332,871	0.53	0.53	4.75
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.95	346,709	0.50	0.52	2.02
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	340,937	0.07	0.56	0.01
Class AX
Year ended 02/28/26	1.00	0.04	0.00	0.04	(0.04)	1.00	3.82	57,092	0.46	0.46	3.75
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	1.00	4.69	59,979	0.47	0.47	4.59
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.89	61,389	0.48	0.48	4.80
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.99	64,032	0.45	0.47	2.07
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	70,035	0.07	0.51	0.01
Class C
Year ended 02/28/26	1.00	0.03	0.00	0.03	(0.03)	1.00	3.20	106,838	1.06	1.06	3.15
Year ended 02/28/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.07	116,224	1.07	1.07	3.99
Year ended 02/29/24	1.00	0.04	0.00	0.04	(0.04)	1.00	4.26	128,160	1.08	1.08	4.20
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.53	145,787	0.92	1.07	1.60
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	122,057	0.07	1.11	0.01
Class CX
Year ended 02/28/26	1.00	0.03	0.00	0.03	(0.03)	1.00	3.04	85	1.21	1.21	3.00
Year ended 02/28/25	1.00	0.04	0.00	0.04	(0.04)	1.00	3.91	156	1.22	1.22	3.84
Year ended 02/29/24	1.00	0.04	0.00	0.04	(0.04)	1.00	4.11	180	1.23	1.23	4.05
Year ended 02/28/23	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.42	222	1.01	1.22	1.51
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	244	0.07	1.26	0.01
Class R
Year ended 02/28/26	1.00	0.04	0.00	0.04	(0.04)	1.00	3.56	194,499	0.71	0.71	3.50
Year ended 02/28/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.43	198,838	0.72	0.72	4.34
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.63	190,022	0.73	0.73	4.55
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.78	180,897	0.66	0.72	1.86
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	159,912	0.07	0.76	0.01
Class Y
Year ended 02/28/26	1.00	0.04	0.00	0.04	(0.04)	1.00	3.97	441,867	0.31	0.31	3.90
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	1.00	4.85	395,792	0.32	0.32	4.74
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.05	338,954	0.33	0.33	4.95
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	2.14	200,876	0.31	0.32	2.21
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	67,999	0.07	0.36	0.01
Investor Class
Year ended 02/28/26	1.00	0.04	0.00	0.04	(0.04)	1.00	3.97	196,020	0.31	0.31	3.90
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	1.00	4.85	184,500	0.32	0.32	4.74
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.05	186,118	0.33	0.33	4.95
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	2.14	145,977	0.31	0.32	2.21
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	120,491	0.07	0.36	0.01
Class R6
Year ended 02/28/26	1.00	0.04	0.00	0.04	(0.04)	1.00	4.04	13,419	0.24	0.24	3.97
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	1.00	4.93	10,583	0.24	0.24	4.82
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.14	3,314	0.24	0.24	5.04
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	2.21	268	0.18	0.18	2.34
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	126	0.07	0.27	0.01

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Net gains (losses) on securities (both realized and unrealized) per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Government Money Market Fund

Notes to Financial Statements
February 28, 2026
NOTE 1—Significant Accounting Policies
Invesco Government Money Market Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund currently consists of nine different classes of shares: Invesco Cash Reserve, Class A , Class AX, Class C, Class CX, Class R, Class Y, Investor Class and Class R6. Class A, Class AX and Class CX shares are closed to new investors. Class Y and Investor Class shares are available only to certain investors. Class C and Class CX shares are sold with a contingent deferred sales charges (“CDSC”). Invesco Cash Reserve, Class A, Class AX, Class R, Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Invesco Cash Reserve shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule") and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/ or repurchase agreements collateralized fully by cash or Government Securities. The Board of Trustees has elected not to subject the Fund to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.
Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other
11
Invesco Government Money Market Fund

shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.15% of the Fund’s average daily net assets.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Invesco Cash Reserve, Class A, Class AX, Class C, Class CX, Class R, Class Y, Investor Class and Class R6 shares to 1.40%, 1.45%, 1.40%, 2.00%, 2.15%, 1.65%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Invesco Cash Reserve, Class A, Class AX, Class C, Class CX, Class R, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Invesco Cash Reserve, Class A, Class AX, Class C, Class CX and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.15% of the Fund’s average daily net assets of Invesco Cash Reserve shares, 0.75% of the Fund’s average daily net assets of Class C shares and 0.40% of the Fund’s average daily net assets of Class R shares. The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.20% of the Fund’s average daily net assets of Class A shares, up to a maximum annual rate of 0.15% of the Fund’s average daily net assets of Class AX shares and up to a maximum annual rate of 0.90% of the average daily net assets of Class CX shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Expenses under this agreement are shown as Distribution fees in the Statement of Operations.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2026, IDI advised the Fund that IDI retained $1,100 in front-end sales commissions from the sale of Class A shares and $20,291, $0, $5,417 and $14 from Invesco Cash Reserve, Class A, Class C and Class CX shares, respectively, for CDSC imposed on redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
12
Invesco Government Money Market Fund

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2026, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $245,851.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Years Ended February 28, 2026 and February 28, 2025:
	2026	2025
Ordinary income*	$235,143,052	$260,211,719

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2026
Temporary book/tax differences	$(216,685)
Capital loss carryforward	(306,713)
Shares of beneficial interest	6,283,773,549
Total net assets	$6,283,250,151
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2026 as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$306,713	$-	$306,713

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

13
Invesco Government Money Market Fund

NOTE 8—Share Information
	Summary of Share Activity
	Years ended February 28,
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Invesco Cash Reserve	5,037,603,672	$5,037,603,672	4,281,529,245	$4,281,529,245
Class A	140,846,331	140,846,331	136,238,051	136,238,051
Class AX	6,461,814	6,461,814	8,022,853	8,022,853
Class C	58,340,354	58,340,354	59,061,315	59,061,315
Class CX	10,192	10,192	11,252	11,252
Class R	91,656,582	91,656,582	94,588,143	94,588,143
Class Y	550,878,484	550,878,484	397,453,367	397,453,367
Investor Class	148,351,523	148,351,523	117,841,142	117,841,142
Class R6	22,675,400	22,675,400	13,273,281	13,273,281
Issued as reinvestment of dividends:
Invesco Cash Reserve	170,654,471	170,654,471	184,060,664	184,060,664
Class A	10,091,449	10,091,449	12,927,285	12,927,285
Class AX	2,116,249	2,116,249	2,663,731	2,663,731
Class C	3,500,994	3,500,994	4,662,354	4,662,354
Class CX	4,233	4,233	6,401	6,401
Class R	6,951,106	6,951,106	8,245,843	8,245,843
Class Y	12,114,582	12,114,582	12,568,310	12,568,310
Investor Class	7,504,332	7,504,332	8,193,092	8,193,092
Class R6	509,381	509,381	348,287	348,287
Automatic Conversion of Class C and CX shares to Invesco Cash Reserve shares:
Invesco Cash Reserve	10,318,467	10,318,467	11,247,947	11,247,947
Class C	(10,255,149)	(10,255,149)	(11,226,436)	(11,226,436)
Class CX	(63,318)	(63,318)	(21,511)	(21,511)
Reacquired:
Invesco Cash Reserve	(4,974,051,123)	(4,974,051,123)	(3,907,252,356)	(3,907,252,356)
Class A	(153,077,571)	(153,077,571)	(158,533,738)	(158,533,738)
Class AX	(11,467,500)	(11,467,500)	(12,098,971)	(12,098,971)
Class C	(60,976,862)	(60,976,862)	(64,439,427)	(64,439,427)
Class CX	(22,099)	(22,099)	(20,525)	(20,525)
Class R	(102,953,430)	(102,953,430)	(94,025,357)	(94,025,357)
Class Y	(516,927,176)	(516,927,176)	(353,189,365)	(353,189,365)
Investor Class	(144,341,077)	(144,341,077)	(127,661,086)	(127,661,086)
Class R6	(20,348,489)	(20,348,489)	(6,351,871)	(6,351,871)
Net increase in share activity	286,105,822	$286,105,822	618,121,920	$618,121,920

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco Government Money Market Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Securities Funds (Invesco Investment Securities Funds) and Shareholders of Invesco Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Government Money Market Fund (one of the funds constituting AIM Investment Securities Funds (Invesco Investment Securities Funds), referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
15
Invesco Government Money Market Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2026:
Federal and State Income Tax
Qualified Business Income*	0.00%
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
Business Interest Income*	100.00%
U.S. Treasury Obligations*	14.73%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
16
Invesco Government Money Market Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
17
Invesco Government Money Market Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
GMKT-NCSR

Annual Financial Statements and Other Information
February 28, 2026
Invesco High Yield Fund
Nasdaq:
A: AMHYX ■ C: AHYCX ■ Y: AHHYX ■ Investor: HYINX ■ R5: AHIYX ■ R6: HYIFX

2	Schedule of Investments
12	Financial Statements
15	Financial Highlights
16	Notes to Financial Statements
26	Report of Independent Registered Public Accounting Firm
27	Tax Information
28	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2026

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–84.96%
Advertising–0.06%
Clear Channel Outdoor Holdings, Inc., 7.50%, 03/15/2033(b)	$603,000	$651,289
Aerospace & Defense–1.06%
TransDigm, Inc.,
6.00%, 01/15/2033(b)	4,582,000	4,666,465
6.25%, 01/31/2034(b)(c)	1,390,000	1,438,828
6.13%, 07/31/2034(b)(c)	5,500,000	5,593,422
		11,698,715
Alternative Carriers–0.08%
Lumen Technologies, Inc.,
4.50%, 01/15/2029(b)	277,000	263,896
5.38%, 06/15/2029(b)	155,000	148,940
Series P, 7.60%, 09/15/2039	275,000	262,973
Series U, 7.65%, 03/15/2042	244,000	227,969
		903,778
Apparel Retail–0.00%
Saks Global Enterprises LLC, 11.00%, 12/31/2049(b)(d)	2,901,810	19,950
Application Software–1.37%
Black Pearl Compute LLC, 6.13%, 02/15/2031(b)	1,378,000	1,412,039
Cloud Software Group, Inc.,
9.00%, 09/30/2029(b)	5,756,000	5,642,861
8.25%, 06/30/2032(b)	1,929,000	1,932,265
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	5,084,000	5,080,244
X.AI LLC/X.AI Co. Issuer Corp., 12.50%, 06/30/2030(b)	1,000,000	1,140,162
		15,207,571
Asset Management & Custody Banks–0.23%
Ittihad International II Ltd. (United Arab Emirates), 7.38%, 11/13/2030(b)	2,500,000	2,587,158
Automobile Manufacturers–0.74%
Allison Transmission, Inc.,
3.75%, 01/30/2031(b)	5,706,000	5,431,180
5.88%, 12/01/2033(b)	2,738,000	2,797,591
		8,228,771
Automotive Parts & Equipment–2.68%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(b)	5,283,000	5,372,842
Clarios Global L.P./Clarios US Finance Co., 6.75%, 09/15/2032(b)	2,726,000	2,831,224
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	4,999,000	5,327,389
Forvia SE (France), 8.00%, 06/15/2030(b)(c)	5,044,000	5,377,872
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	5,347,000	5,323,511
Principal Amount		Value
Automotive Parts & Equipment–(continued)
Phinia, Inc.,
6.75%, 04/15/2029(b)	$2,696,000	$2,789,791
6.63%, 10/15/2032(b)	2,520,000	2,618,469
		29,641,098
Automotive Retail–1.93%
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(e)	5,100,856	5,598,204
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	5,079,000	5,209,083
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	4,898,000	5,151,129
Lithia Motors, Inc.,
5.50%, 10/01/2030(b)	54,000	54,375
4.38%, 01/15/2031(b)	5,615,000	5,403,583
		21,416,374
Broadcasting–1.00%
E.W. Scripps Co. (The), 9.88%, 08/15/2030(b)	853,000	857,318
Gray Media, Inc.,
5.38%, 11/15/2031(b)	991,000	781,124
9.63%, 07/15/2032(b)	1,608,000	1,671,960
iHeartCommunications, Inc., 9.13%, 05/01/2029(b)	3,007,000	2,674,516
Univision Communications, Inc.,
8.00%, 08/15/2028(b)	2,788,000	2,865,668
9.38%, 08/01/2032(b)(c)	2,150,000	2,276,853
		11,127,439
Building Products–0.50%
JELD-WEN Holding, Inc., 7.00%, 09/01/2032(b)	344,000	186,199
JELD-WEN, Inc., 4.88%, 12/15/2027(b)	250,000	205,089
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	5,095,000	5,114,549
		5,505,837
Cable & Satellite–5.32%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	3,430,000	3,424,155
6.38%, 09/01/2029(b)	5,285,000	5,358,741
4.75%, 03/01/2030(b)	5,715,000	5,528,938
4.75%, 02/01/2032(b)	5,377,000	5,004,139
4.50%, 05/01/2032	4,425,000	4,052,612
4.50%, 06/01/2033(b)(c)	4,340,000	3,879,407
CSC Holdings LLC,
4.50%, 11/15/2031(b)	4,755,000	2,857,856
5.00%, 11/15/2031(b)	1,500,000	561,804
Directv Financing LLC, 8.88%, 02/01/2030(b)	1,304,000	1,306,078
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	1,355,000	1,386,880
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco High Yield Fund

Principal Amount		Value
Cable & Satellite–(continued)
DISH DBS Corp.,
7.38%, 07/01/2028	$2,822,000	$2,725,484
5.13%, 06/01/2029	3,349,000	2,993,916
DISH Network Corp., 11.75%, 11/15/2027(b)	2,509,000	2,598,900
EchoStar Corp.,
10.75%, 11/30/2029	2,544,000	2,779,381
6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(e)	7,520,597	7,625,915
Sinclair Television Group, Inc.,
5.50%, 03/01/2030(b)	359,000	320,300
8.13%, 02/15/2033(b)	988,000	1,029,496
Versant Media Group, Inc., 7.25%, 01/30/2031(b)	5,307,000	5,434,522
		58,868,524
Casinos & Gaming–1.64%
Melco Resorts Finance Ltd. (Hong Kong), 6.50%, 09/24/2033(b)(c)	5,117,000	5,108,302
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)(c)	5,483,000	5,306,145
Voyager Parent LLC, 9.25%, 07/01/2032(b)	4,834,000	5,164,844
Wynn Macau Ltd. (Macau), 6.75%, 02/15/2034(b)	2,500,000	2,536,225
		18,115,516
Commercial & Residential Mortgage Finance–1.67%
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	5,583,000	5,583,000
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	2,738,000	2,634,246
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	5,186,000	5,323,527
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	4,965,000	4,912,237
		18,453,010
Commodity Chemicals–0.47%
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	5,099,000	5,226,475
Construction & Engineering–0.96%
AECOM, 6.00%, 08/01/2033(b)	5,122,000	5,236,999
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	5,419,000	5,408,482
		10,645,481
Consumer Finance–3.08%
Bread Financial Holdings, Inc., 8.38%, 06/15/2035(b)(c)(f)	2,470,000	2,519,866
EZCORP, Inc., 7.38%, 04/01/2032(b)	10,241,000	10,993,078
FirstCash, Inc., 6.88%, 03/01/2032(b)	5,070,000	5,238,585
Navient Corp.,
9.38%, 07/25/2030	1,834,000	1,859,082
7.88%, 06/15/2032(c)	3,139,000	2,923,839
Principal Amount		Value
Consumer Finance–(continued)
OneMain Finance Corp.,
6.63%, 05/15/2029	$2,117,000	$2,163,841
7.13%, 11/15/2031	4,945,000	5,059,046
7.13%, 09/15/2032	3,227,000	3,304,150
		34,061,487
Copper–0.48%
First Quantum Minerals Ltd. (Zambia),
8.63%, 06/01/2031(b)	2,490,000	2,612,818
8.00%, 03/01/2033(b)	2,514,000	2,687,129
		5,299,947
Diversified Banks–1.28%
BBVA Bancomer S.A. (Mexico), 7.63%, 02/11/2035(b)(f)	2,500,000	2,675,375
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)(c)	5,692,000	5,802,893
Citigroup, Inc., 6.63%(f)(g)	5,458,000	5,645,898
		14,124,166
Diversified Financial Services–4.09%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(f)	5,063,000	5,352,652
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	2,583,000	2,604,542
GGAM Finance Ltd. (Ireland), 5.88%, 03/15/2030(b)	5,290,000	5,386,913
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	7,298,000	7,531,550
Jane Street Group/JSG Finance, Inc.,
6.13%, 11/01/2032(b)	5,319,000	5,354,829
6.75%, 05/01/2033(b)	4,933,000	5,065,940
Osaic Holdings, Inc.,
6.75%, 08/01/2032(b)	2,525,000	2,549,909
8.00%, 08/01/2033(b)	2,500,000	2,493,201
Phoenix Aviation Capital Ltd. (Ireland), 9.25%, 07/15/2030(b)	1,379,000	1,445,879
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	7,241,000	7,528,417
		45,313,832
Diversified Real Estate Activities–0.51%
Velocity Commercial Capital LLC, 9.38%, 02/15/2031(b)	5,540,000	5,620,680
Diversified REITs–0.87%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	6,183,000	5,987,929
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	3,559,000	3,612,588
		9,600,517
Diversified Support Services–0.91%
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	7,262,000	7,388,301
7.75%, 03/15/2031(b)	2,601,000	2,707,420
		10,095,721
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco High Yield Fund

Principal Amount		Value
Electric Utilities–2.81%
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(f)	$7,562,000	$7,705,920
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	7,918,000	7,899,844
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(b)	8,051,000	8,209,903
Vistra Operations Co. LLC, 6.88%, 04/15/2032(b)	6,909,000	7,271,653
		31,087,320
Electrical Components & Equipment–0.46%
EnerSys, 6.63%, 01/15/2032(b)	4,965,000	5,127,509
Electronic Components–0.49%
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)	2,471,000	2,331,268
6.63%, 07/15/2032(b)(c)	2,963,000	3,104,477
		5,435,745
Environmental & Facilities Services–0.73%
GFL Environmental Holdings (US), Inc., 5.50%, 02/01/2034(b)	4,400,000	4,421,327
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	3,502,000	3,655,741
		8,077,068
Fertilizers & Agricultural Chemicals–0.09%
FMC Corp., 3.45%, 10/01/2029	1,115,000	985,056
Gold–0.98%
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	10,207,000	10,885,225
Health Care Equipment–0.49%
Hologic, Inc., 3.25%, 02/15/2029(b)	5,445,000	5,419,964
Health Care Facilities–0.97%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(b)(c)	2,765,000	2,857,898
Tenet Healthcare Corp.,
4.25%, 06/01/2029	3,284,000	3,240,591
6.75%, 05/15/2031	1,910,000	1,988,357
5.50%, 11/15/2032(b)	2,220,000	2,249,042
6.00%, 11/15/2033(b)	444,000	459,116
		10,795,004
Health Care REITs–0.59%
Diversified Healthcare Trust,
7.25%, 10/15/2030(b)	4,062,000	4,229,094
4.38%, 03/01/2031	1,286,000	1,164,145
MPT Operating Partnership L.P./MPT Finance Corp.,
4.63%, 08/01/2029	643,000	556,122
3.50%, 03/15/2031	760,000	581,894
		6,531,255
Health Care Services–1.42%
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	3,970,000	3,817,441
4.75%, 02/15/2031(b)	4,945,000	4,540,926
Principal Amount		Value
Health Care Services–(continued)
DaVita, Inc.,
6.88%, 09/01/2032(b)	$2,451,000	$2,548,332
6.75%, 07/15/2033(b)	2,599,000	2,700,343
MPH Acquisition Holdings LLC, 5.00% PIK Rate, 6.50% Cash Rate, 12/31/2030(b)(e)	2,424,119	2,169,489
		15,776,531
Home Improvement Retail–0.04%
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	584,000	445,839
Hotel & Resort REITs–0.61%
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)(c)	4,293,000	4,110,246
Service Properties Trust, 8.88%, 06/15/2032	2,620,000	2,631,955
		6,742,201
Hotels, Resorts & Cruise Lines–0.24%
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)	2,752,000	2,670,219
Housewares & Specialties–0.47%
Newell Brands, Inc.,
6.63%, 09/15/2029(c)	2,425,000	2,464,814
6.38%, 05/15/2030(c)	2,750,000	2,760,648
		5,225,462
Independent Power Producers & Energy Traders–2.46%
Saavi Energia S.a.r.l. (Mexico), 8.88%, 02/10/2035(b)	2,500,000	2,763,125
Vistra Corp.,
8.00%(b)(f)(g)	2,888,000	2,943,857
Series C, 8.88%(b)(f)(g)	9,609,000	10,622,269
VoltaGrid LLC, 7.38%, 11/01/2030(b)	10,488,000	10,956,407
		27,285,658
Industrial Machinery & Supplies & Components–1.45%
Enpro, Inc., 6.13%, 06/01/2033(b)	5,216,000	5,396,202
ESAB Corp., 6.25%, 04/15/2029(b)	5,145,000	5,280,355
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	5,484,000	5,411,400
		16,087,957
Insurance Brokers–1.53%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	5,043,000	5,138,035
Ardonagh Finco Ltd. (United Kingdom), 7.75%, 02/15/2031(b)	550,000	563,519
Ardonagh Group Finance Ltd. (United Kingdom), 8.88%, 02/15/2032(b)	550,000	543,329
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 8.13%, 02/15/2032(b)	3,236,000	3,101,020
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco High Yield Fund

Principal Amount		Value
Insurance Brokers–(continued)
HUB International Ltd.,
7.25%, 06/15/2030(b)	$2,418,000	$2,495,447
7.38%, 01/31/2032(b)	2,504,000	2,550,198
USI, Inc., 7.50%, 01/15/2032(b)	2,451,000	2,511,672
		16,903,220
Integrated Oil & Gas–0.45%
Ecopetrol S.A. (Colombia), 6.88%, 04/29/2030	2,500,000	2,519,644
Petroleos Mexicanos (Mexico), 6.63%, 06/15/2035	2,581,000	2,471,946
		4,991,590
Integrated Telecommunication Services–6.21%
Altice France Lux 3/Altice Holdings 1 (Luxembourg), 10.00%, 01/15/2033(b)	2,930,000	2,756,861
Altice France S.A. (France), 6.88%, 07/15/2032(b)	7,851,652	7,546,755
Cipher Compute LLC, 7.13%, 11/15/2030(b)	5,247,000	5,475,738
FiberCop S.p.A. (Italy),
6.00%, 09/30/2034(b)	5,671,000	5,573,140
7.20%, 07/18/2036(b)	2,671,000	2,714,734
Iliad Holding S.A.S. (France),
8.50%, 04/15/2031(b)	7,306,000	7,831,513
7.00%, 04/15/2032(b)	2,986,000	3,069,046
Level 3 Financing, Inc.,
3.63%, 01/15/2029(b)	277,000	261,073
3.75%, 07/15/2029(b)	473,000	440,216
6.88%, 06/30/2033(b)	2,360,000	2,446,057
7.00%, 03/31/2034(b)	5,754,332	5,986,257
8.50%, 01/15/2036(b)	2,325,000	2,423,253
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(b)	4,012,000	4,032,801
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	2,997,000	3,185,407
7.72%, 06/04/2038	2,331,000	2,666,120
Uniti Services LLC, 7.50%, 10/15/2033(b)	6,533,000	6,801,911
WULF Compute LLC, 7.75%, 10/15/2030(b)	5,224,000	5,536,259
		68,747,141
Interactive Media & Services–0.89%
Discovery Global Holdings, Inc.,
4.28%, 03/15/2032(c)	1,262,000	1,161,040
5.05%, 03/15/2042	4,397,000	3,099,885
5.14%, 03/15/2052	1,480,000	973,100
Getty Images, Inc., 10.50%, 11/15/2030(b)	5,236,000	4,639,010
		9,873,035
Internet Services & Infrastructure–0.74%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	5,149,000	5,471,604
CoreWeave, Inc.,
9.25%, 06/01/2030(b)(c)	1,236,000	1,211,885
9.00%, 02/01/2031(b)(c)	1,518,000	1,466,565
		8,150,054
Principal Amount		Value
Leisure Facilities–0.48%
Six Flags Entertainment Corp., 7.25%, 05/15/2031(b)(c)	$5,400,000	$5,305,151
Managed Health Care–0.14%
Molina Healthcare, Inc., 6.25%, 01/15/2033(b)	1,550,000	1,525,946
Marine Transportation–1.46%
Danaos Corp. (Greece), 6.88%, 10/15/2032(b)	5,420,000	5,594,202
Viking Cruises Ltd., 5.88%, 10/15/2033(b)	10,404,000	10,619,831
		16,214,033
Movies & Entertainment–0.72%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	8,563,000	7,974,294
Office REITs–0.25%
Office Properties Income Trust, 9.00%, 12/31/2059(b)(d)	3,775,000	2,774,625
Oil & Gas Drilling–1.19%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	4,994,000	5,230,191
Transocean International Ltd.,
7.88%, 10/15/2032(b)	5,392,000	5,792,216
6.80%, 03/15/2038	2,176,000	2,109,837
		13,132,244
Oil & Gas Equipment & Services–1.22%
Bristow Group, Inc., 6.75%, 02/01/2033(b)	5,400,000	5,482,517
Tidewater, Inc., 9.13%, 07/15/2030(b)	7,458,000	8,073,561
		13,556,078
Oil & Gas Exploration & Production–1.65%
Caturus Energy LLC, 8.50%, 02/15/2030(b)	7,571,000	7,915,988
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	5,050,000	5,034,264
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 04/15/2032(b)	1,101,000	1,072,067
8.38%, 11/01/2033(b)	1,537,000	1,622,849
6.88%, 05/15/2034(b)	2,077,000	2,034,743
7.25%, 02/15/2035(b)(c)	624,000	618,432
		18,298,343
Oil & Gas Refining & Marketing–1.73%
Calumet Specialty Products Partners L.P./. Calumet Finance Corp., 9.75%, 02/15/2031(b)	5,266,000	5,613,767
Sunoco L.P.,
5.63%, 03/15/2031(b)	2,369,000	2,390,479
6.25%, 07/01/2033(b)	3,928,000	4,047,670
5.88%, 03/15/2034(b)	4,400,000	4,419,774
7.88%(b)(f)(g)	2,595,000	2,684,385
		19,156,075
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco High Yield Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–5.62%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
6.63%, 02/01/2032(b)	$4,878,000	$5,073,584
5.75%, 07/01/2034(b)	5,649,000	5,739,960
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	4,947,000	5,246,299
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032	3,748,000	3,925,790
8.00%, 05/15/2033	3,660,000	3,871,969
6.75%, 03/15/2034	3,135,000	3,172,902
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	5,301,000	5,494,868
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	819,000	78,382
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	4,971,000	5,114,791
Venture Global LNG, Inc.,
9.88%, 02/01/2032(b)(c)	7,479,000	7,929,041
9.00%(b)(f)(g)	6,235,000	5,457,564
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/2030(b)	2,950,000	3,065,914
6.50%, 01/15/2034(b)	4,514,000	4,753,012
6.75%, 01/15/2036(b)	3,087,000	3,290,143
		62,214,219
Other Specialized REITs–0.43%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	4,963,000	4,790,610
Other Specialty Retail–1.36%
Michaels Companies, Inc. (The),
8.50%, 03/15/2033(b)	4,591,000	4,469,774
11.00%, 03/15/2034(b)	932,000	871,935
PetSmart LLC/PetSmart Finance Corp., 10.00%, 09/15/2033(b)	7,653,000	7,682,477
SGUS LLC, 11.00%, 12/31/2049(b)(d)	1,300,645	35,768
Staples, Inc.,
10.75%, 09/01/2029(b)	1,717,000	1,576,917
12.75%, 01/15/2030(b)	539,000	379,433
		15,016,304
Paper & Plastic Packaging Products & Materials–0.71%
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/2030(b)	2,651,000	2,641,554
6.75%, 04/15/2032(b)	5,226,000	5,269,562
		7,911,116
Passenger Airlines–2.47%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	5,328,000	5,391,865
CHC Group LLC, 11.75%, 09/01/2030(b)	5,209,000	5,142,670
Grupo Aeromexico, S.A.B. De C.V. (Mexico), 8.25%, 11/15/2029(b)	2,500,000	2,565,625
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(b)(c)	535,000	544,176
Principal Amount		Value
Passenger Airlines–(continued)
United Airlines Holdings, Inc.,
4.88%, 03/01/2029	$5,987,000	$6,045,153
5.38%, 03/01/2031	7,454,000	7,609,114
		27,298,603
Personal Care Products–0.49%
Opal Bidco SAS (France), 6.50%, 03/31/2032(b)	5,261,000	5,422,234
Pharmaceuticals–1.84%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	10,067,000	10,419,422
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)	1,581,000	1,664,127
Bausch Health Cos., Inc. (Canada),
5.00%, 02/15/2029(b)	851,000	643,203
6.25%, 02/15/2029(b)	950,000	751,688
5.25%, 01/30/2030(b)	1,198,000	839,816
5.25%, 02/15/2031(b)	956,000	624,593
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 4.10%, 10/01/2046	7,045,000	5,419,469
		20,362,318
Property & Casualty Insurance–0.74%
Asurion LLC and Asurion Co-Issuer, Inc.,
8.00%, 12/31/2032(b)	5,389,000	5,664,744
8.38%, 02/01/2034(b)	2,493,000	2,482,496
		8,147,240
Real Estate Development–0.23%
Sobha Sukuk I Holding Ltd. (United Arab Emirates), 7.13%, 09/11/2030(b)	2,500,000	2,574,313
Research & Consulting Services–0.23%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	3,072,000	2,523,368
Security & Alarm Services–0.47%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	5,071,000	5,252,466
Semiconductors–0.92%
AP Grange Holdings LLC,
6.50%, 03/20/2045(b)	4,303,000	4,545,044
6.50%, 03/20/2045	330,032	330,032
Kioxia Holdings Corp. (Japan), 6.63%, 07/24/2033(b)	5,000,000	5,273,800
		10,148,876
Sovereign Debt–0.96%
Brazilian Government International Bond (Brazil), 6.63%, 03/15/2035	5,000,000	5,257,150
Mexico Government International Bond (Mexico), Series 10, 5.63%, 09/22/2035	5,432,000	5,423,852
		10,681,002
Specialized Consumer Services–0.74%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	8,446,000	8,139,056
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco High Yield Fund

Principal Amount		Value
Specialized Finance–1.44%
HA Sustainable Infrastructure Capital, Inc.,
8.00%, 06/01/2056(f)	$5,263,000	$5,545,097
7.13%, 11/15/2056(f)	2,599,000	2,598,857
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	7,378,000	7,798,804
		15,942,758
Specialty Chemicals–0.49%
Celanese US Holdings LLC,
7.20%, 11/15/2033	3,675,000	3,950,923
7.38%, 02/15/2034(c)	1,419,000	1,458,696
		5,409,619
Trading Companies & Distributors–0.97%
Air Lease Corp., Series B, 4.65%(f)(g)	5,413,000	5,410,160
Aircastle Ltd., 5.25%(b)(f)(g)	5,278,000	5,278,653
		10,688,813
Wireless Telecommunication Services–0.96%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(f)	11,256,000	10,666,190
Total U.S. Dollar Denominated Bonds & Notes (Cost $929,779,259)		940,782,283
Variable Rate Senior Loan Interests–6.54%(h)(i)
Advertising–0.43%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.79% (1 mo. Term SOFR + 4.11%), 08/23/2028	4,735,863	4,762,502
Aerospace & Defense–0.94%
TransDigm, Inc., Term Loan L, 6.17% (3 mo. Term SOFR + 2.50%), 01/19/2032	10,391,450	10,397,113
Cable & Satellite–0.17%
CSC Holdings LLC, Term Loan, 7.71% (3 mo. PRIME + 2.50%), 04/15/2027	2,107,458	1,826,250
Electronic Manufacturing Services–0.71%
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, 6.12% (3 mo. Term SOFR + 2.50%), 08/04/2031	7,851,261	7,832,378
Health Care Services–0.26%
MPH Acquisition Holdings LLC, Term Loan, 7.42% (3 mo. Term SOFR + 3.75%), 12/31/2030	2,896,607	2,864,745
Health Care Supplies–0.47%
Bausch and Lomb, Inc., Term Loan B, 7.42% (1 mo. SOFR + 3.75%), 01/30/2031	5,174,000	5,185,642
	Principal Amount		Value
Office REITs–0.06%
Office Properties Income Trust,
DIP Term Loan, 12.00%, 05/04/2026		$436,195	$436,195
Term Loan, 12.00%, 05/04/2026		185,066	185,066
			621,261
Oil & Gas Storage & Transportation–0.49%
New Fortress Energy, Inc., Term Loan B, 9.24% (3 mo. Term SOFR + 5.50%), 10/30/2028		723,183	352,277
Prairie Acquiror L.P., Term Loan B, 6.92%, 08/01/2029		5,105,199	5,121,790
			5,474,067
Paper & Plastic Packaging Products & Materials–0.26%
Iris Holding, Inc. (Intertape), First Lien Term Loan, 8.52% (3 mo. Term SOFR + 4.75%), 06/28/2028		2,970,000	2,907,749
Pharmaceuticals–0.80%
Amneal Pharmaceuticals LLC, Term Loan, 6.67%, 08/01/2032		3,665,813	3,673,438
Endo Finance Holdings L.P., Term Loan B, 7.42% (1 mo. Term SOFR + 3.75%), 04/23/2031		5,204,585	5,216,946
			8,890,384
Real Estate Development–1.46%
Cushman & Wakefield U.S. Borrower LLC,
Term Loan, 6.17% (1 mo. Term SOFR +2.50%), 01/31/2030		381,244	382,673
6.42% (1 mo. Term SOFR + 2.75%), 01/31/2030(j)		4,067,403	4,082,656
Greystar Real Estate Partners LLC, Term Loan B, 6.17% (3 mo. Term SOFR + 2.50%), 08/21/2030(j)		5,020,536	5,033,088
VCI Asset Holdings 2 LLC, Term Loan, 9.50%, 02/06/2031(j)		6,790,000	6,722,100
			16,220,517
Wireless Telecommunication Services–0.49%
X Corp., Term Loan B, 9.50%, 10/27/2029		5,175,000	5,437,631
Total Variable Rate Senior Loan Interests (Cost $72,535,337)			72,420,239
	Shares
Exchange-Traded Funds–2.70%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF		214,000	7,977,920
VanEck J. P. Morgan EM Local Currency Bond ETF(c)		826,000	21,963,340
Total Exchange-Traded Funds (Cost $29,785,340)			29,941,260
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–1.76%(k)
Automotive Parts & Equipment–0.23%
Clarios Global L.P./Clarios US Finance Co., 4.75%, 06/15/2031(b)	EUR	2,150,000	2,596,704
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco High Yield Fund

	Principal Amount		Value
Cable & Satellite–0.21%
Virgin Media O2 Vendor Financing Notes V DAC (Ireland), 7.88%, 03/15/2032(b)	GBP	1,800,000	$2,325,360
IT Consulting & Other Services–0.54%
Atos SE (France), 5.20%, 12/18/2030(b)(l)	EUR	5,400,000	5,967,147
Marine Transportation–0.50%
CMA CGM S.A. (France), 4.88%, 01/15/2032(b)	EUR	4,775,000	5,588,980
Transaction & Payment Processing Services–0.28%
Worldline S.A. (France), 4.13%, 09/12/2028(b)	EUR	2,800,000	3,042,930
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $18,896,121)			19,521,121
	Shares
Common Stocks & Other Equity Interests–1.19%
Alternative Carriers–0.03%
Lumen Technologies, Inc.(m)		39,000	277,290
Apparel, Accessories & Luxury Goods–0.03%
Carter’s, Inc.		5,000	167,751
Under Armour, Inc., Class C(m)		22,000	159,060
			326,811
Asset Management & Custody Banks–0.49%
Ares Capital Corp.		144,000	2,681,280
Blue Owl Capital Corp., BDC(c)		47,000	530,630
Carlyle Secured Lending, Inc., BDC(c)		45,000	500,400
Golub Capital BDC, Inc.(c)		43,000	515,570
Morgan Stanley Direct Lending Fund		36,000	532,800
Valor Compute Infrastructure L.P.,		675,000	675,000
			5,435,680
Broadcasting–0.07%
E.W. Scripps Co. (The), Class A(m)		72,000	298,800
Gray Media, Inc.		49,000	254,310
Sinclair, Inc.		13,000	212,420
			765,530
Broadline Retail–0.00%
Americanas S.A. (Brazil)(m)		41,300	45,275
Americanas S.A., Wts., expiring 03/19/2027 (Brazil)(m)		13,766	8,056
			53,331
Cable & Satellite–0.05%
Sirius XM Holdings, Inc.(c)		25,000	549,000
Casinos & Gaming–0.00%
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034 (Spain)(j)		29	137
Closed-End Funds–0.05%
Goldman Sachs BDC, Inc., BDC(c)		59,000	534,540
Food Retail–0.00%
Casino Guichard-Perrachon S.A. (France)(m)		28,014	7,733
Shares		Value
Food Retail–(continued)
Casino Guichard-Perrachon S.A., Wts., expiring 04/27/2029 (France)(m)	1,495,460	$884
		8,617
Independent Power Producers & Energy Traders–0.08%
Vistra Corp.	5,000	869,450
Integrated Telecommunication Services–0.27%
Altice France Holding S.A. (Luxembourg)	8,070	1,299
Altice France S.A. (France)	160,996	3,018,329
		3,019,628
Movies & Entertainment–0.04%
Lionsgate Studios Corp.(m)	50,000	450,000
Oil & Gas Exploration & Production–0.04%
Venture Global, Inc., Class A(c)	41,000	397,290
Other Specialized REITs–0.02%
Uniti Group, Inc.(c)(m)	36,116	264,369
Research & Consulting Services–0.02%
Clarivate PLC(m)	100,000	230,000
Technology Hardware, Storage & Peripherals–0.00%
Xerox Holdings Corp., Wts., expiring 02/14/2028	11,000	1,320
Total Common Stocks & Other Equity Interests (Cost $13,434,153)		13,182,993
Preferred Stocks–0.52%
Electric Utilities–0.26%
NextEra Energy, Inc., 7.38%, Conv. Pfd.	57,407	2,870,350
Household Appliances–0.15%
Whirlpool Corp., 8.50%, Class A, Pfd.	33,732	1,681,540
Systems Software–0.11%
Oracle Corp., 6.50%, Class D, Conv. Pfd.	25,473	1,171,503
Total Preferred Stocks (Cost $5,830,600)		5,723,393
Money Market Funds–1.42%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(n)(o)	5,501,818	5,501,818
Invesco Treasury Portfolio, Institutional Class, 3.56%(n)(o)	10,217,662	10,217,662
Total Money Market Funds (Cost $15,719,480)		15,719,480

Options Purchased–0.02%
(Cost $202,858)(p)		252,750
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.11% (Cost $1,086,183,148)		1,097,543,519
Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.22%
Invesco Private Government Fund, 3.64%(n)(o)(q)	22,272,534	22,272,534
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco High Yield Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.81%(n)(o)(q)	57,603,468	$57,620,749
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $79,893,283)		79,893,283
TOTAL INVESTMENTS IN SECURITIES–106.33% (Cost $1,166,076,431)		1,177,436,802
OTHER ASSETS LESS LIABILITIES—(6.33)%		(70,091,968)
NET ASSETS–100.00%		$1,107,344,834
Investment Abbreviations:
BDC	– Business Development Company
Conv.	– Convertible
DIP	– Debtor-in-Possession
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $800,374,811, which represented 72.28% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2026 was $2,830,343, which represented less than 1% of the Fund’s Net Assets.

(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(i)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(j)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Non-income producing security.
(n)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended February 28, 2026.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,461,156	$253,335,424	$(258,294,762)	$-	$-	$5,501,818	$357,524
Invesco Treasury Portfolio, Institutional Class	19,427,352	470,480,073	(479,689,763)	-	-	10,217,662	654,130
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco High Yield Fund

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$6,262	$224,037,286	$(201,771,014)	$-	$-	$22,272,534	$460,148*
Invesco Private Prime Fund	17,551	413,288,736	(355,689,052)	-	3,514	57,620,749	1,295,578*
Total	$29,912,321	$1,361,141,519	$(1,295,444,591)	$-	$3,514	$95,612,763	$2,767,380

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(p)	The table below details options purchased.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
iShares Expanded Tech-Software Sector ETF	Call	04/17/2026	250	USD	85.00	USD	2,125,000	$71,250
Netflix, Inc.	Call	01/15/2027	100	USD	91.00	USD	910,000	181,500
Total Exchange-Traded Equity Options Purchased								$252,750

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	385	June-2026	$(44,942,734)	$(241,268)	$(241,268)

(a)	Futures contracts collateralized by $981,750 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/28/2026	Barclays Bank PLC	EUR	17,610,000	USD	21,030,047	$166,319
Currency Risk
04/28/2026	Barclays Bank PLC	EUR	1,800,000	USD	2,124,587	(7,992)
04/28/2026	Canadian Imperial Bank of Commerce	EUR	23,678,000	USD	27,932,281	(120,606)
04/28/2026	Canadian Imperial Bank of Commerce	GBP	1,600,000	USD	2,154,053	(2,570)
04/28/2026	Canadian Imperial Bank of Commerce	USD	2,120,417	GBP	1,571,000	(2,882)
04/28/2026	Goldman Sachs International	EUR	98,000	USD	115,610	(497)
04/28/2026	HSBC Bank USA	USD	20,159,739	EUR	17,000,000	(18,719)
04/28/2026	State Street Bank & Trust Co.	USD	6,925,825	EUR	5,800,000	(54,182)
04/28/2026	State Street Bank & Trust Co.	USD	307,291	GBP	225,000	(4,017)
Subtotal—Depreciation						(211,465)
Total Forward Foreign Currency Contracts						$(45,146)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 45, Version 2	Sell	5.00%	Quarterly	12/20/2030	3.305%	USD	39,600,000	$2,803,858	$2,675,416	$(128,442)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco High Yield Fund

(a)	Centrally cleared swap agreements collateralized by $3,045,632 cash held with Counterparties.
(b)
Implied credit spreads represent the current level, as of February 28, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco High Yield Fund

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $1,070,463,668)*	$1,081,824,039
Investments in affiliated money market funds, at value (Cost $95,612,763)	95,612,763
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	166,319
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	981,750
Cash collateral — centrally cleared swap agreements	3,045,632
Foreign currencies, at value (Cost $5,531,203)	5,548,619
Due from broker	573,804
Receivable for:
Investments sold	3,375,753
Fund shares sold	388,511
Dividends	54,793
Interest	18,400,138
Investment for trustee deferred compensation and retirement plans	304,734
Other assets	79,794
Total assets	1,210,356,649
Liabilities:
Other investments:
Variation margin payable — futures contracts	204,455
Variation margin payable — centrally cleared swap agreements	178,351
Unrealized depreciation on forward foreign currency contracts outstanding	211,465
Payable for:
Investments purchased	17,511,920
Dividends	979,974
Fund shares reacquired	1,017,910
Amount due to custodian	2,130,959
Collateral upon return of securities loaned	79,893,283
Accrued fees to affiliates	379,615
Accrued trustees’ and officers’ fees and benefits	3,224
Accrued other operating expenses	153,211
Trustee deferred compensation and retirement plans	347,448
Total liabilities	103,011,815
Net assets applicable to shares outstanding	$1,107,344,834
Net assets consist of:
Shares of beneficial interest	$1,417,173,496
Distributable earnings (loss)	(309,828,662)
$1,107,344,834
Net Assets:
Class A	$596,690,468
Class C	$14,979,111
Class Y	$42,667,833
Investor Class	$55,613,535
Class R5	$18,087,230
Class R6	$379,306,657
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	167,944,698
Class C	4,222,451
Class Y	11,993,969
Investor Class	15,668,988
Class R5	5,104,264
Class R6	106,853,064
Class A:
Net asset value per share	$3.55
Maximum offering price per share (Net asset value of $3.55 ÷ 95.75%)	$3.71
Class C:
Net asset value and offering price per share	$3.55
Class Y:
Net asset value and offering price per share	$3.56
Investor Class:
Net asset value and offering price per share	$3.55
Class R5:
Net asset value and offering price per share	$3.54
Class R6:
Net asset value and offering price per share	$3.55

*	At February 28, 2026, securities with an aggregate value of $77,127,253 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco High Yield Fund

Statement of Operations
For the year ended February 28, 2026
Investment income:
Interest	$76,246,060
Dividends (net of foreign withholding taxes of $1,275)	1,261,043
Dividends from affiliated money market funds (includes net securities lending income of $207,097)	1,218,751
Total investment income	78,725,854
Expenses:
Advisory fees	5,967,089
Administrative services fees	161,063
Custodian fees	34,111
Distribution fees:
Class A	1,476,749
Class C	156,296
Investor Class	140,574
Transfer agent fees — A, C, Y and Investor	1,035,065
Transfer agent fees — R5	16,485
Transfer agent fees — R6	156,574
Trustees’ and officers’ fees and benefits	34,117
Registration and filing fees	124,870
Reports to shareholders	121,332
Professional services fees	92,306
Other	23,280
Total expenses	9,539,911
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(51,703)
Net expenses	9,488,208
Net investment income	69,237,646
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(6,204,750)
Affiliated investment securities	3,514
Foreign currencies	1,011,043
Forward foreign currency contracts	(1,833,039)
Futures contracts	(1,073,327)
Swap agreements	(899,011)
(8,995,570)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	9,667,983
Foreign currencies	171,564
Forward foreign currency contracts	(117,038)
Futures contracts	(241,268)
Swap agreements	(128,442)
9,352,799
Net realized and unrealized gain	357,229
Net increase in net assets resulting from operations	$69,594,875
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco High Yield Fund

Statement of Changes in Net Assets
For the years ended February 28, 2026 and 2025
	2026	2025
Operations:
Net investment income	$69,237,646	$66,346,013
Net realized gain (loss)	(8,995,570)	13,518,097
Change in net unrealized appreciation	9,352,799	8,983,126
Net increase in net assets resulting from operations	69,594,875	88,847,236
Distributions to shareholders from distributable earnings:
Class A	(38,515,574)	(38,110,066)
Class C	(900,730)	(966,878)
Class Y	(3,065,295)	(5,358,682)
Investor Class	(3,661,540)	(3,839,942)
Class R5	(1,123,931)	(1,162,261)
Class R6	(27,593,784)	(20,205,577)
Total distributions from distributable earnings	(74,860,854)	(69,643,406)
Share transactions–net:
Class A	5,687,061	16,122,467
Class C	(1,537,525)	(609,269)
Class Y	(38,826,824)	13,573,857
Investor Class	(990,097)	(679,395)
Class R5	1,506,314	(83,738)
Class R6	(42,177,722)	57,790,836
Net increase (decrease) in net assets resulting from share transactions	(76,338,793)	86,114,758
Net increase (decrease) in net assets	(81,604,772)	105,318,588
Net assets:
Beginning of year	1,188,949,606	1,083,631,018
End of year	$1,107,344,834	$1,188,949,606
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco High Yield Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/26	$3.57	$0.21	$(0.00)	$0.21	$(0.23)	$3.55	6.11%	$596,690	0.98%	0.98%	6.01%	150%
Year ended 02/28/25	3.49	0.22	0.09	0.31	(0.23)	3.57	9.25	593,630	0.99	1.00	6.29	172
Year ended 02/29/24	3.43	0.22	0.06	0.28	(0.22)	3.49	8.54	565,075	1.03	1.03	6.45	148
Year ended 02/28/23	3.81	0.17	(0.38)	(0.21)	(0.17)	3.43	(5.36)	556,275	1.03	1.03	4.94	87
Year ended 02/28/22	3.97	0.15	(0.13)	0.02	(0.18)	3.81	0.36	640,948	1.03	1.03	3.90	88
Class C
Year ended 02/28/26	3.56	0.19	0.00	0.19	(0.20)	3.55	5.62	14,979	1.73	1.73	5.26	150
Year ended 02/28/25	3.49	0.20	0.08	0.28	(0.21)	3.56	8.14	16,594	1.74	1.75	5.54	172
Year ended 02/29/24	3.42	0.20	0.07	0.27	(0.20)	3.49	8.05	16,838	1.78	1.78	5.70	148
Year ended 02/28/23	3.80	0.15	(0.38)	(0.23)	(0.15)	3.42	(6.10)	16,924	1.78	1.78	4.19	87
Year ended 02/28/22	3.96	0.12	(0.13)	(0.01)	(0.15)	3.80	(0.40)	22,626	1.78	1.78	3.15	88
Class Y
Year ended 02/28/26	3.58	0.22	(0.00)	0.22	(0.24)	3.56	6.38	42,668	0.73	0.73	6.26	150
Year ended 02/28/25	3.50	0.23	0.09	0.32	(0.24)	3.58	9.51	83,173	0.74	0.75	6.54	172
Year ended 02/29/24	3.44	0.23	0.06	0.29	(0.23)	3.50	8.81	67,978	0.78	0.78	6.70	148
Year ended 02/28/23	3.82	0.18	(0.38)	(0.20)	(0.18)	3.44	(5.09)	42,874	0.78	0.78	5.19	87
Year ended 02/28/22	3.98	0.16	(0.13)	0.03	(0.19)	3.82	0.63	45,483	0.78	0.78	4.15	88
Investor Class
Year ended 02/28/26	3.56	0.21	0.01	0.22	(0.23)	3.55	6.40	55,614	0.98	0.98	6.01	150
Year ended 02/28/25	3.49	0.22	0.08	0.30	(0.23)	3.56	8.95	56,843	0.99	1.00	6.29	172
Year ended 02/29/24	3.43	0.22	0.06	0.28	(0.22)	3.49	8.54	56,267	1.03	1.03	6.45	148
Year ended 02/28/23	3.81	0.17	(0.38)	(0.21)	(0.17)	3.43	(5.37)	58,755	1.03	1.03	4.94	87
Year ended 02/28/22	3.97	0.15	(0.13)	0.02	(0.18)	3.81	0.36	68,375	1.03	1.03	3.90	88
Class R5
Year ended 02/28/26	3.56	0.22	(0.00)	0.22	(0.24)	3.54	6.42	18,087	0.68	0.68	6.31	150
Year ended 02/28/25	3.48	0.23	0.09	0.32	(0.24)	3.56	9.58	16,671	0.68	0.69	6.60	172
Year ended 02/29/24	3.42	0.23	0.06	0.29	(0.23)	3.48	8.87	16,389	0.71	0.71	6.77	148
Year ended 02/28/23	3.80	0.18	(0.37)	(0.19)	(0.19)	3.42	(5.08)	18,972	0.71	0.71	5.26	87
Year ended 02/28/22	3.96	0.17	(0.14)	0.03	(0.19)	3.80	0.67	27,997	0.72	0.72	4.21	88
Class R6
Year ended 02/28/26	3.57	0.23	(0.01)	0.22	(0.24)	3.55	6.48	379,307	0.62	0.62	6.37	150
Year ended 02/28/25	3.49	0.24	0.09	0.33	(0.25)	3.57	9.67	422,039	0.60	0.61	6.68	172
Year ended 02/29/24	3.43	0.23	0.07	0.30	(0.24)	3.49	8.95	361,083	0.64	0.64	6.84	148
Year ended 02/28/23	3.81	0.19	(0.38)	(0.19)	(0.19)	3.43	(5.00)	71,702	0.64	0.64	5.33	87
Year ended 02/28/22	3.97	0.17	(0.14)	0.03	(0.19)	3.81	0.75	80,390	0.64	0.64	4.29	88

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Invesco High Yield Fund

Notes to Financial Statements
February 28, 2026
NOTE 1—Significant Accounting Policies
Invesco High Yield Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of six different classes of shares: Class A, Class C, Class Y, Investor Class, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Investor Class and Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
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Invesco High Yield Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s
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Invesco High Yield Fund

long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended February 28, 2026, the Fund paid the Adviser $2,952 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures
18
Invesco High Yield Fund

contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.
Call Options Purchased and Written – The Fund may write call options to seek to manage risk exposures in the Fund’s investment portfolio or to earn premiums and/or buy call options for the purpose of acquiring the underlying reference asset for its portfolio, or on underlying reference assets against which it has written other call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period.  An uncovered call option exists without the ownership of the underlying security.  Options written by the Fund normally will have expiration dates between three and nine months from the date written.  The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”.  A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium.  A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index.  Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities.  The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written.  If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.  If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.  Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.  A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities.  The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased.  Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.  A risk in buying an option is that the Fund pays a premium whether or not the option is exercised.  In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
O.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
P.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In
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Invesco High Yield Fund

connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of February 28, 2026, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Q.
Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
R.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
S.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
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Invesco High Yield Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $200 million	0.625%
Next $300 million	0.550%
Next $500 million	0.500%
Next $4 billion	0.450%
Over $5 billion	0.430%
For the year ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.53%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.50%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended February 28, 2026, the Adviser waived advisory fees of $28,536.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2026, IDI advised the Fund that IDI retained $53,704 in front-end sales commissions from the sale of Class A shares and $10,442 and $3,584 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s
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Invesco High Yield Fund

assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$940,782,283	$—	$940,782,283
Variable Rate Senior Loan Interests	—	56,582,395	15,837,844	72,420,239
Exchange-Traded Funds	29,941,260	—	—	29,941,260
Non-U.S. Dollar Denominated Bonds & Notes	—	19,521,121	—	19,521,121
Common Stocks & Other Equity Interests	9,479,611	3,703,245	137	13,182,993
Preferred Stocks	2,853,043	2,870,350	—	5,723,393
Money Market Funds	15,719,480	79,893,283	—	95,612,763
Options Purchased	252,750	—	—	252,750
Total Investments in Securities	58,246,144	1,103,352,677	15,837,981	1,177,436,802
Other Investments - Assets*
Forward Foreign Currency Contracts	—	166,319	—	166,319
Other Investments - Liabilities*
Futures Contracts	(241,268)	—	—	(241,268)
Forward Foreign Currency Contracts	—	(211,465)	—	(211,465)
Swap Agreements	—	(128,442)	—	(128,442)
	(241,268)	(339,907)	—	(581,175)
Total Other Investments	(241,268)	(173,588)	—	(414,856)
Total Investments	$58,004,876	$1,103,179,089	$15,837,981	$1,177,021,946

*	Unrealized appreciation (depreciation).

	Value 02/28/25	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 02/28/26
Variable Rate Senior Loan Interests	$500,000	$17,418,607	$(2,057,976)	$—	$(7,379)	$(15,408)	$—	$—	$15,837,844
Common Stocks & Other Equity Interests	456,543	—	(406,696)	—	(7,422,556)	7,372,846	—	—	137
U.S. Dollar Denominated Bonds & Notes	—	—	(7,076)	—	7,076	—	—	—	—
Total	$956,543	$17,418,607	$(2,471,748)	$—	$(7,422,859)	$7,357,438	$—	$—	$15,837,981
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 02/28/26	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$ 15,837,844	Third-Party Pricing	Broker Quote	99.00% - 100.25% of Par	99.54% of Par
Common Stocks & Other Equity Interests	137	Third-Party Pricing	Broker Quote	4.73% of Par	-
Total	$ 15,837,981
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
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Invesco High Yield Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2026:
	Value
Derivative Assets	Currency Risk	Equity Risk	Total
Unrealized appreciation on forward foreign currency contracts outstanding	$166,319	$—	$166,319
Options purchased, at value — Exchange-Traded(a)	—	252,750	252,750
Total Derivative Assets	166,319	252,750	419,069
Derivatives not subject to master netting agreements	—	(252,750)	(252,750)
Total Derivative Assets subject to master netting agreements	$166,319	$—	$166,319

Value
Derivative Liabilities	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(b)	$—	$—	$(241,268)	$(241,268)
Unrealized depreciation on swap agreements — Centrally Cleared(b)	(128,442)	—	—	(128,442)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(211,465)	—	(211,465)
Total Derivative Liabilities	(128,442)	(211,465)	(241,268)	(581,175)
Derivatives not subject to master netting agreements	128,442	—	241,268	369,710
Total Derivative Liabilities subject to master netting agreements	$—	$(211,465)	$—	$(211,465)

(a)	Options purchased, at value as reported in the Schedule of Investments.
(b)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2026.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$166,319	$(7,992)	$158,327	$—	$—	$158,327
Canadian Imperial Bank of Commerce	−	(126,058)	(126,058)	—	—	(126,058)
Goldman Sachs International	−	(497)	(497)	—	—	(497)
HSBC Bank USA	−	(18,719)	(18,719)	—	—	(18,719)
State Street Bank & Trust Co.	−	(58,199)	(58,199)	—	—	(58,199)
Total	$166,319	$(211,465)	$(45,146)	$—	$—	$(45,146)
Effect of Derivative Investments for the year ended February 28, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$(1,833,039)	$-	$-	$(1,833,039)
Futures contracts	-	-	-	(1,073,327)	(1,073,327)
Options purchased(a)	-	-	(872,606)	-	(872,606)
Swap agreements	(899,011)	-	-	-	(899,011)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(117,038)	-	-	(117,038)
Futures contracts	-	-	-	(241,268)	(241,268)
Options purchased(a)	-	-	519,968	-	519,968
Swap agreements	(128,442)	-	-	-	(128,442)
Total	$(1,027,453)	$(1,950,077)	$(352,638)	$(1,314,595)	$(4,644,763)

(a)
Options purchased are included in the net realized gain (loss) from unaffiliated investment securities and the change in net unrealized appreciation (depreciation)
on unaffiliated investment securities.

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Invesco High Yield Fund

The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Equity Options Purchased	Index Options Purchased	Swap Agreements
Average notional value	$36,945,613	$39,452,526	$24,110,050	$19,140,000	$37,687,500
Average contracts	—	—	3,168	33	—

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $23,167.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2026 and 2025:
	2026	2025
Ordinary income*	$74,860,854	$69,643,406

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2026
Undistributed ordinary income	$3,536,596
Net unrealized appreciation — investments	8,761,336
Net unrealized appreciation — foreign currencies	27,615
Temporary book/tax differences	(191,082)
Capital loss carryforward	(321,963,127)
Shares of beneficial interest	1,417,173,496
Total net assets	$1,107,344,834
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, amortization and accretion on debt securities and derivative instruments.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$61,059,254	$260,903,873	$321,963,127
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2026 was $1,631,711,731 and $1,726,707,238, respectively. As of February 28, 2026, the aggregate cost of
24
Invesco High Yield Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$20,801,643
Aggregate unrealized (depreciation) of investments	(12,040,307)
Net unrealized appreciation of investments	$8,761,336
Cost of investments for tax purposes is $1,168,260,610.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of passive foreign investment companies, foreign currency transactions, amortization and accretion on debt securities and derivative instruments, on February 28, 2026, undistributed net investment income was increased by $2,756,200, undistributed net realized gain (loss) was decreased by $2,756,108 and shares of beneficial interest was decreased by $92. This reclassification had no effect on the net assets of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	41,222,966	$145,811,142	52,136,619	$184,663,183
Class C	1,098,138	3,885,048	1,275,294	4,513,963
Class Y	4,206,588	14,943,662	17,186,036	60,878,582
Investor Class	3,236,503	11,482,127	21,193,520	74,888,763
Class R5	1,304,319	4,621,310	1,045,906	3,689,234
Class R6	18,880,694	66,327,745	72,416,008	259,183,002
Issued as reinvestment of dividends:
Class A	8,401,657	29,792,485	8,192,015	29,027,555
Class C	206,322	730,431	203,368	719,098
Class Y	589,481	2,091,670	1,221,683	4,338,311
Investor Class	876,791	3,104,904	915,796	3,240,161
Class R5	316,333	1,118,340	327,843	1,157,911
Class R6	7,643,917	27,077,984	5,541,532	19,651,596
Automatic conversion of Class C shares to Class A shares:
Class A	617,980	2,192,686	702,126	2,495,352
Class C	(619,176)	(2,192,686)	(703,223)	(2,495,352)
Reacquired:
Class A	(48,648,784)	(172,109,252)	(56,500,450)	(200,063,623)
Class C	(1,120,995)	(3,960,318)	(948,395)	(3,346,978)
Class Y	(16,063,768)	(55,862,156)	(14,579,950)	(51,643,036)
Investor Class	(4,392,862)	(15,577,128)	(22,284,051)	(78,808,319)
Class R5	(1,200,653)	(4,233,336)	(1,397,653)	(4,930,883)
Class R6	(38,016,296)	(135,583,451)	(63,104,945)	(221,043,762)
Net increase (decrease) in share activity	(21,460,845)	$(76,338,793)	22,839,079	$86,114,758

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 8% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
25
Invesco High Yield Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Securities Funds (Invesco Investment Securities Funds) and Shareholders of Invesco High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco High Yield Fund (one of the funds constituting AIM Investment Securities Funds (Invesco Investment Securities Funds), referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agents, agent banks, portfolio company investee, and brokers; when replies were not received from agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
26
Invesco High Yield Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2026:
Federal and State Income Tax
Qualified Dividend Income*	1.11%
Corporate Dividends Received Deduction*	1.08%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	87.08%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
27
Invesco High Yield Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
28
Invesco High Yield Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
HYI-NCSR

Annual Financial Statements and Other Information
February 28, 2026
Invesco Income Fund
Nasdaq:
A: AGOVX ■ C: AGVCX ■ R: AGVRX ■ Y: AGVYX ■ Investor: AGIVX ■ R5: AGOIX ■ R6: AGVSX

2	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
19	Report of Independent Registered Public Accounting Firm
20	Tax Information
21	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026

Principal Amount		Value
Asset-Backed Securities–72.85%
Affirm Asset Securitization Trust,
Series 2025-X1, Class A, 5.08%, 04/15/2030(a)	$377,219	$377,719
Series 2025-X2, Class C, 4.93%, 10/15/2030(a)	1,000,000	1,004,592
Affirm Master Trust, Series 2025-2A, Class C, 5.26%, 07/15/2033(a)	1,500,000	1,512,954
AMSR Trust,
Series 2021-SFR4, Class D, 2.77%, 12/17/2038(a)	1,500,000	1,474,999
Series 2023-SFR2, Class C, 3.95%, 06/17/2040(a)	4,000,000	3,934,019
Angel Oak Mortgage Trust,
Series 2024-2, Class A1, 5.99%, 01/25/2069(a)	1,368,343	1,381,126
Series 2025-HB1, Class A1, 5.47% (30 Day Average SOFR + 1.80%), 02/25/2055(a)(b)	384,415	387,323
AutoNation Finance Trust,
Series 2025-1A, Class D, 5.63%, 09/10/2032(a)	2,000,000	2,056,998
Series 2026-1A, Class D, 5.07%, 01/11/2034(a)	2,000,000	2,026,202
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2023-1A, Class B, 6.08%, 04/20/2029(a)	2,000,000	2,068,052
Series 2023-4A, Class C, 7.24%, 06/20/2029(a)	3,000,000	3,150,418
Bank,
Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	4,302,000	4,226,564
Series 2018-BNK14, Class E, 3.00%, 09/15/2060(a)	5,750,000	3,933,634
BBCMS Mortgage Trust,
Series 2018-C2, Class C, 4.96%, 12/15/2051(c)	2,500,000	2,290,856
Series 2022-C15, Class AS, 3.75%, 04/15/2055(c)	800,000	737,637
Series 2023-C22, Class AS, 7.13%, 11/15/2056(c)	3,000,000	3,409,352
Series 2024-C24, Class AS, 5.87%, 02/15/2057	2,000,000	2,140,834
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 0.00%, 01/25/2035(c)(d)	187,683	182,886
Benchmark Mortgage Trust,
Series 2021-B28, Class AS, 2.43%, 08/15/2054	3,200,000	2,829,553
Series 2022-B37, Class AS, 5.75%, 11/15/2055(c)	4,000,000	4,168,958
Series 2023-B40, Class AS, 6.59%, 12/15/2056	2,000,000	2,218,368
Series 2023-V3, Class AS, 7.10%, 07/15/2056(c)	4,000,000	4,232,606
Series 2024-V5, Class AM, 6.42%, 01/10/2057(c)	1,900,000	1,996,556
BMO Mortgage Trust, Series 2024- 5C4, Class A3, 6.53%, 05/15/2057(c)	1,066,000	1,136,622
Principal Amount		Value
BX Trust, Series 2025-VOLT, Class C, 6.01% (1 mo. Term SOFR + 2.35%), 12/15/2044(a)(b)	$2,610,000	$2,621,048
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D, 4.66%, 05/15/2052(a)(c)	4,517,000	118,571
CarMax Auto Owner Trust, Series 2025-4, Class D, 5.11%, 05/17/2032	1,000,000	1,021,771
CarMax Select Receivables Trust,
Series 2025-B, Class D, 5.33%, 07/15/2031	2,000,000	2,039,327
Series 2026-A, Class E, 6.56%, 02/15/2033(a)	1,500,000	1,510,647
Centersquare Issuer LLC,
Series 2024-1A, Class A2, 5.20%, 10/26/2054(a)	2,000,000	1,979,348
Series 2025-4A, Class A2, 5.20%, 08/25/2055(e)	750,000	720,283
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(c)	675,825	641,598
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(a)(c)	1,013,274	963,216
CHNGE Mortgage Trust, Series 2023-3, Class A1, 7.10%, 07/25/2058(a)	1,462,267	1,466,615
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class AS, 4.41%, 06/10/2051(c)	3,000,000	2,992,397
Citigroup Mortgage Loan Trust, Series 2024-1, Class A4A, 6.00%, 07/25/2054(a)(c)	635,125	643,428
Commonbond Student Loan Trust, Series 2020-1, Class A, 1.69%, 10/25/2051(a)	1,339,220	1,242,462
Corporate One Auto Receivables Trust, Series 2026-1A, Class C, 4.84%, 04/15/2031(a)	1,000,000	1,008,627
Credit Suisse Mortgage Capital Trust, Series 2022-ATH2, Class M1, 4.98%, 05/25/2067(a)(c)	4,000,000	3,855,103
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class E, 3.89%, 01/15/2049(a)(c)	3,000,000	2,158,886
Series 2018-CX11, Class A4, 3.77%, 04/15/2051	343,857	342,001
Series 2018-CX11, Class A5, 4.03%, 04/15/2051(c)	550,000	548,955
DB Master Finance LLC, Series 2021-1A, Class A23, 2.79%, 11/20/2051(a)	1,091,550	994,823
Deephaven Residential Mortgage Trust,
Series 2021-3, Class A1, 1.19%, 08/25/2066(a)(c)	1,691,354	1,522,538
Series 2024-1, Class A1, 5.74%, 07/25/2069(a)	1,369,126	1,385,740
Dell Equipment Finance Trust, Series 2025-2, Class D, 4.83%, 03/22/2032(a)	1,500,000	1,509,992
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Income Fund

Principal Amount		Value
Ellington Financial Mortgage Trust, Series 2022-3, Class A1, 5.00%, 08/25/2067(a)	$2,782,965	$2,776,574
ELM Trust, Series 2024-ELM, Class A10, 5.99%, 06/10/2039(a)(c)	1,200,000	1,206,126
FIVE Mortgage Trust, Series 2023-V1, Class XA, IO, 0.65%, 02/10/2056(f)	48,221,408	505,124
Flagstar Mortgage Trust,
Series 2018-5, Class B1, 4.37%, 09/25/2048(a)(c)	1,287,747	1,248,226
Series 2018-5, Class B2, 4.37%, 09/25/2048(a)(c)	1,543,024	1,491,919
Series 2018-6RR, Class B2, 4.90%, 10/25/2048(a)(c)	2,316,558	2,323,030
Series 2018-6RR, Class B3, 4.90%, 10/25/2048(a)(c)	2,316,558	2,317,809
GCAT Trust, Series 2023-NQM2, Class M1, 6.99%, 11/25/2067(a)(c)	2,781,000	2,774,442
GS Mortgage-Backed Securities Trust,
Series 2025-HE1, Class A1, 5.22% (30 Day Average SOFR + 1.55%), 10/25/2055(a)(b)	663,142	666,694
Series 2025-HE2, Class M1, 5.57% (30 Day Average SOFR + 1.90%), 12/25/2065(a)(b)	540,000	547,405
Series 2026-CES1 Class A3, 5.42%, 05/25/2056(a)	2,000,000	2,028,137
Hertz Vehicle Financing III L.P., Series 2021-2A, Class B, 2.12%, 12/27/2027(a)	1,765,000	1,739,791
Hertz Vehicle Financing III LLC, Series 2023-1A, Class C, 6.91%, 06/25/2027(a)	1,666,667	1,669,039
Hertz Vehicle Financing LLC,
Series 2022-2A, Class B, 2.65%, 06/26/2028(a)	1,000,000	979,314
Series 2022-2A, Class C, 2.95%, 06/26/2028(a)	1,500,000	1,468,789
HPEFS Equipment Trust,
Series 2023-2A, Class D, 6.97%, 07/21/2031(a)	1,500,000	1,512,213
Series 2024-1A, Class D, 5.82%, 11/20/2031(a)	2,500,000	2,528,663
Kinetic ABS Issuer LLC, Series 2026- 1A, Class A2, 5.22%, 02/25/2056(a)	2,000,000	2,037,283
Lightpath Fiber Issuer LLC, Series 2026-1A, Class B, 5.89%, 03/25/2056(a)	1,600,000	1,621,000
MACH 1 Cayman Ltd., Series 2019-1, Class B, 4.34%, 10/15/2039(a)	201,667	200,166
Merchants Fleet Funding LLC, Series 2025-1A, Class C, 5.21%, 01/20/2039(a)	2,000,000	2,026,314
Metronet Infrastructure Issuer LLC, Series 2025-1A, Class A2, 6.01%, 07/20/2055(e)	750,000	774,506
MILE Trust, Series 2025-STNE, Class A, 5.16% (1 mo. Term SOFR + 1.50%), 07/15/2042(a)(b)	1,630,000	1,634,392
Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 01/15/2030(a)	2,500,000	2,512,493
Principal Amount		Value
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53%, 06/15/2050	$100,000	$99,108
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class A3, 7.53%, 09/25/2068(a)	1,400,474	1,414,314
MP 2023 LLC, Series 2025-1A, Class A, 5.55%, 11/15/2065(a)	1,984,244	2,011,527
MSWF Commercial Mortgage Trust, Series 2023-1, Class A2, 6.45%, 05/15/2056	2,000,000	2,085,400
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class C, 6.13%, 04/25/2029(a)	2,000,000	2,004,748
OBX Trust,
Series 2022-NQM7, Class A1, 5.11%, 08/25/2062(a)	4,233,771	4,233,334
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(a)	873,749	874,163
Series 2023-NQM1, Class A3, 6.50%, 11/25/2062(a)(c)	2,115,317	2,120,416
Series 2024-NQM5, Class A1, 5.99%, 01/25/2064(a)	781,308	789,169
Series 2025-HE1, Class A1, 5.27% (30 Day Average SOFR + 1.60%), 02/25/2055(a)(b)	487,199	489,931
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I, 5.27%, 12/06/2055(a)	1,000,000	1,017,316
PRPM Trust, Series 2023-NQM3, Class A3, 6.98%, 11/25/2068(a)	1,825,668	1,850,530
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(a)	2,992,500	3,134,799
Rad CLO 18 Ltd., Series 2023-18A, Class BR, 5.57% (3 mo. Term SOFR + 1.90%), 07/15/2037(a)(b)	2,500,000	2,507,588
Residential Mortgage Loan Trust, Series 2019-3, Class B1, 3.81%, 09/25/2059(a)(c)	3,276,000	3,256,127
Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M, 4.75%, 06/25/2057(a)(c)	1,458,204	1,452,416
SG Residential Mortgage Trust, Series 2022-1, Class M1, 3.96%, 03/27/2062(a)(c)	4,000,000	3,366,006
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(a)	1,984,500	1,968,609
Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, 10/25/2048(a)	2,500,000	2,517,251
Subway Funding LLC,
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(a)	2,530,962	2,595,622
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(a)	2,246,562	2,249,163
Taco Bell Funding LLC, Series 2021- 1A, Class A23, 2.54%, 08/25/2051(a)	982,500	881,136
Textainer Marine Containers VII Ltd. (China),
Series 2020-1A, Class B, 4.94%, 08/21/2045(a)	1,417,738	1,408,330
Series 2021-1A, Class B, 2.52%, 02/20/2046(a)	1,552,403	1,464,765
Series 2021-2A, Class B, 2.82%, 04/20/2046(a)	2,760,000	2,602,936
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Income Fund

Principal Amount		Value
TierPoint Issuer LLC, Series 2025-1A, Class A2, 6.15%, 04/26/2055(a)	$4,000,000	$4,086,522
Triton Container Finance IX LLC, Series 2025-1A, Class C, 6.21%, 06/20/2050(a)	1,410,000	1,434,971
USB Auto Owner Trust, Series 2025- 1A, Class D, 5.40%, 12/15/2032(a)	1,250,000	1,277,135
VB-S1 Issuer LLC, Series 2026-1A, Class D, 5.19%, 03/15/2056(a)	370,000	373,107
Verus Securitization Trust, Series 2023-INV2, Class A3, 7.08%, 08/25/2068(a)	1,366,294	1,373,065
Vista Point Securitization Trust, Series 2020-1, Class M1, 4.15%, 03/25/2065(a)(c)	1,810,368	1,802,231
WBHT Commercial Mortgage Trust, Series 2025-WBM, Class B, 5.85% (1 mo. Term SOFR + 2.19%), 06/15/2042(a)(b)	1,500,000	1,504,330
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class AS, 3.67%, 07/15/2050(c)	2,647,358	2,595,651
Series 2017-RC1, Class D, 3.25%, 01/15/2060(a)	4,000,000	3,676,526
Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(a)	1,099,072	1,088,756
Series 2021-1A, Class A2II, 2.78%, 06/15/2051(a)	1,336,989	1,223,177
Westlake Automobile Receivables Trust, Series 2026-1A, Class C, 4.37%, 06/16/2031(a)	2,500,000	2,517,059
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(a)	3,285,199	3,154,533
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(a)	556,525	572,027
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(a)	2,000,000	2,066,486
Total Asset-Backed Securities (Cost $205,333,747)		199,895,933
U.S. Government Sponsored Agency Mortgage-Backed Securities–28.41%
Collateralized Mortgage Obligations–1.15%
Fannie Mae REMICs, IO, 2.50%, 08/25/2049(g)	11,230,588	1,500,396
Freddie Mac REMICs, IO, 2.50%, 09/25/2048(g)	12,424,577	1,661,207
		3,161,603
Federal Home Loan Mortgage Corp. (FHLMC)–3.39%
6.50%, 06/01/2029 to 08/01/2032	1,163	1,216
7.00%, 03/01/2032 to 05/01/2032	167	175
5.50%, 05/01/2053	5,450,102	5,610,025
6.00%, 06/01/2053	3,568,958	3,685,719
		9,297,135
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–2.57%
6.50%, 02/01/2028 to 10/01/2036	$1,257	$1,308
7.00%, 06/01/2029	53	55
8.00%, 10/01/2029	6	6
6.00%, 06/01/2053	6,770,691	7,036,914
		7,038,283
Government National Mortgage Association (GNMA)–15.60%
6.95%, 11/20/2026	438	437
8.00%, 12/20/2026 to 12/15/2030	74,110	77,405
6.50%, 10/15/2027 to 09/15/2032	164	167
7.00%, 10/15/2027 to 12/15/2036	133,238	136,504
8.50%, 01/15/2037	10,236	10,401
TBA, 2.00%, 03/01/2056(h)	16,500,000	13,983,612
2.50%, 03/01/2056(h)	11,995,000	10,587,029
5.00%, 04/01/2056(h)	10,810,000	10,833,586
5.50%, 04/01/2056(h)	7,080,000	7,164,266
		42,793,407
Uniform Mortgage-Backed Securities–5.70%
TBA, 2.50%, 03/01/2056(h)	8,000,000	6,932,836
3.00%, 03/01/2056(h)	4,944,000	4,471,851
3.50%, 03/01/2056(h)	4,500,000	4,241,317
		15,646,004
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $76,230,458)		77,936,432
U.S. Treasury Securities–8.97%
U.S. Treasury Bills–1.36%
3.52% - 4.12%, 05/14/2026(i)(j)	3,751,000	3,723,732
U.S. Treasury Notes–7.61%
3.50%, 11/15/2028	3,000,000	3,008,789
3.50%, 02/15/2029	13,500,000	13,542,715
4.50%, 05/31/2029	1,000,000	1,033,300
4.13%, 10/31/2029	2,000,000	2,046,758
3.88%, 09/30/2032	1,000,000	1,010,801
4.25%, 08/15/2035	250,000	256,250
		20,898,613
Total U.S. Treasury Securities (Cost $24,496,436)		24,622,345
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Income Fund

Principal Amount		Value

Agency Credit Risk Transfer Notes–7.64%
Fannie Mae Connecticut Avenue Securities,
Series 2023-R03, Class 2M1, STACR®, 6.17% (30 Day Average SOFR + 2.50%), 04/25/2043(a)(b)	$1,566,105	$1,582,061
Series 2023-R07, Class 2M2, STACR®, 6.92% (30 Day Average SOFR + 3.25%), 09/25/2043(a)(b)	2,500,000	2,586,101
Series 2023-R08, Class 1M2, STACR®, 6.17% (30 Day Average SOFR + 2.50%), 10/25/2043(a)(b)	785,000	800,173
Series 2024-R05, Class 2M2, STACR®, 5.37% (30 Day Average SOFR + 1.70%), 07/25/2044(a)(b)	2,500,000	2,506,729
Series 2025-R02, Class 1M1, STACR®, 4.82% (30 Day Average SOFR + 1.15%), 02/25/2045(a)(b)	367,638	367,904
Series 2026-R01, Class 2M2, STACR®, 5.02% (30 Day Average SOFR + 1.35%), 01/25/2046(a)(b)	1,000,000	1,001,652
Freddie Mac,
Series 2022-DNA3, Class M1B, STACR®, 6.57% (30 Day Average SOFR + 2.90%), 04/25/2042(a)(b)	3,000,000	3,063,322
Series 2022-DNA4, Class M1, STACR®, 7.02% (30 Day Average SOFR + 3.35%), 05/25/2042(a)(b)	1,000,000	1,028,618
Series 2022-DNA6, Class M1, STACR®, 7.37% (30 Day Average SOFR + 3.70%), 09/25/2042(a)(b)	2,250,000	2,338,823
Series 2023-DNA1, Class M1, STACR®, 6.77% (30 Day Average SOFR + 3.10%), 03/25/2043(a)(b)	3,000,000	3,109,648
Series 2023-HQA3, Class M2, STACR®, 7.02% (30 Day Average SOFR + 3.35%), 11/25/2043(a)(b)	1,500,000	1,576,161
Series 2026-DNA1, Class M2, STACR®, 4.96% (30 Day Average SOFR + 1.30%), 02/25/2046(a)(b)	1,000,000	1,005,550
Total Agency Credit Risk Transfer Notes (Cost $20,789,199)		20,966,742
Shares		Value
Preferred Stocks–1.17%
Mortgage REITs–1.17%
Chimera Investment Corp., 8.69% (3 mo. Term SOFR + 5.00%), Series C, Pfd.(b)	26,638	$585,770
PennyMac Mortgage Investment Trust, 8.00% (3 mo. USD LIBOR + 5.99%), Series B, Pfd.	68,689	1,616,939
Redwood Trust, Inc., 10.00%, Pfd.(k)	40,000	1,000,520
Total Preferred Stocks (Cost $3,288,651)		3,203,229
Money Market Funds–2.45%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(l)(m)	4,032,050	4,032,050
Invesco Treasury Portfolio, Institutional Class, 3.56%(l)(m)	2,688,034	2,688,034
Total Money Market Funds (Cost $6,720,084)		6,720,084
TOTAL INVESTMENTS IN SECURITIES–121.49% (Cost $336,858,575)		333,344,765
OTHER ASSETS LESS LIABILITIES—(21.49)%		(58,959,548)
NET ASSETS–100.00%		$274,385,217
Investment Abbreviations:
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Income Fund

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $177,567,360, which represented 64.71% of the Fund’s Net Assets.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(c)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on February 28, 2026.

(d)	Zero coupon bond issued at a discount.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
February 28, 2026.

(g)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1M.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L.
(k)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended February 28, 2026.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,003,437	$51,443,438	$(50,414,825)	$-	$-	$4,032,050	$129,200
Invesco Treasury Portfolio, Institutional Class	2,002,292	34,295,625	(33,609,883)	-	-	2,688,034	85,303
Total	$5,005,729	$85,739,063	$(84,024,708)	$-	$-	$6,720,084	$214,503

(m)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	135	June-2026	$14,868,984	$76,046	$76,046
U.S. Treasury 10 Year Notes	49	June-2026	5,576,813	40,638	40,638
U.S. Treasury 10 Year Ultra Notes	117	June-2026	13,657,922	136,914	136,914
U.S. Treasury Long Bonds	127	June-2026	15,045,531	142,929	142,929
U.S. Treasury Ultra Bonds	12	June-2026	1,459,125	21,072	21,072
Subtotal—Long Futures Contracts				417,599	417,599
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	6	June-2026	(1,255,641)	(1,368)	(1,368)
Total Futures Contracts				$416,231	$416,231
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Income Fund

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $330,138,491)	$326,624,681
Investments in affiliated money market funds, at value (Cost $6,720,084)	6,720,084
Other investments:
Variation margin receivable — futures contracts	192,142
Cash	35,339
Receivable for:
TBA sales commitment	18,061,048
Fund shares sold	47,256
Dividends	55,634
Interest	944,076
Investment for trustee deferred compensation and retirement plans	194,975
Other assets	49,431
Total assets	352,924,666
Liabilities:
Payable for:
Investments purchased	1,608,579
TBA purchased commitment	75,650,768
Dividends	142,876
Fund shares reacquired	693,421
Accrued fees to affiliates	138,288
Accrued trustees’ and officers’ fees and benefits	2,449
Accrued other operating expenses	103,950
Trustee deferred compensation and retirement plans	199,118
Total liabilities	78,539,449
Net assets applicable to shares outstanding	$274,385,217
Net assets consist of:
Shares of beneficial interest	$375,721,723
Distributable earnings (loss)	(101,336,506)
$274,385,217
Net Assets:
Class A	$241,047,974
Class C	$7,482,304
Class R	$7,069,128
Class Y	$6,380,835
Investor Class	$11,662,848
Class R5	$435,985
Class R6	$306,143
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	33,861,103
Class C	1,050,419
Class R	992,414
Class Y	895,472
Investor Class	1,636,391
Class R5	61,212
Class R6	42,965
Class A:
Net asset value per share	$7.12
Maximum offering price per share (Net asset value of $7.12 ÷ 95.75%)	$7.44
Class C:
Net asset value and offering price per share	$7.12
Class R:
Net asset value and offering price per share	$7.12
Class Y:
Net asset value and offering price per share	$7.13
Investor Class:
Net asset value and offering price per share	$7.13
Class R5:
Net asset value and offering price per share	$7.12
Class R6:
Net asset value and offering price per share	$7.13
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Income Fund

Statement of Operations
For the year ended February 28, 2026
Investment income:
Interest	$15,191,347
Dividends	290,633
Dividends from affiliated money market funds	214,503
Total investment income	15,696,483
Expenses:
Advisory fees	1,278,864
Administrative services fees	38,156
Custodian fees	35,648
Distribution fees:
Class A	592,056
Class C	62,343
Class R	28,572
Investor Class	22,867
Transfer agent fees — A, C, R, Y and Investor	463,379
Transfer agent fees — R5	406
Transfer agent fees — R6	86
Trustees’ and officers’ fees and benefits	24,596
Registration and filing fees	99,546
Reports to shareholders	56,862
Professional services fees	77,841
Other	17,092
Total expenses	2,798,314
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(25,651)
Net expenses	2,772,663
Net investment income	12,923,820
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	400,072
Futures contracts	(473,620)
(73,548)
Change in net unrealized appreciation of:
Unaffiliated investment securities	3,750,787
Futures contracts	475,314
4,226,101
Net realized and unrealized gain	4,152,553
Net increase in net assets resulting from operations	$17,076,373
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Income Fund

Statement of Changes in Net Assets
For the years ended February 28, 2026 and 2025
	2026	2025
Operations:
Net investment income	$12,923,820	$14,042,299
Net realized gain (loss)	(73,548)	(1,943,503)
Change in net unrealized appreciation	4,226,101	9,769,397
Net increase in net assets resulting from operations	17,076,373	21,868,193
Distributions to shareholders from distributable earnings:
Class A	(11,881,512)	(13,017,904)
Class C	(266,861)	(214,550)
Class R	(272,776)	(245,144)
Class Y	(398,951)	(397,329)
Investor Class	(637,883)	(749,842)
Class R5	(21,625)	(22,197)
Class R6	(23,085)	(368,726)
Total distributions from distributable earnings	(13,502,693)	(15,015,692)
Return of capital:
Class A	(167,334)	—
Class C	(3,758)	—
Class R	(3,842)	—
Class Y	(5,619)	—
Investor Class	(8,984)	—
Class R5	(305)	—
Class R6	(325)	—
Total return of capital	(190,167)	—
Total distributions	(13,692,860)	(15,015,692)
Share transactions–net:
Class A	(457,011)	(8,182,963)
Class C	2,337,236	585,604
Class R	1,876,278	98,530
Class Y	(231,191)	(836,000)
Investor Class	(1,725,796)	(892,868)
Class R5	46,014	2,509
Class R6	(113,686)	(82,127,554)
Net increase (decrease) in net assets resulting from share transactions	1,731,844	(91,352,742)
Net increase (decrease) in net assets	5,115,357	(84,500,241)
Net assets:
Beginning of year	269,269,860	353,770,101
End of year	$274,385,217	$269,269,860
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Income Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/26	$7.03	$0.34	$0.11	$0.45	$(0.36)	$(0.00)	$(0.36)	$7.12	6.55%	$241,048	1.01%	1.02%	4.81%	219%
Year ended 02/28/25	6.85	0.36	0.20	0.56	(0.38)	—	(0.38)	7.03	8.42	238,550	1.02	1.03	5.15	183
Year ended 02/29/24	7.00	0.32	(0.08)	0.24	(0.39)	—	(0.39)	6.85	3.62	240,670	0.99	1.00	4.68	268
Year ended 02/28/23	7.71	0.28	(0.73)	(0.45)	(0.26)	—	(0.26)	7.00	(5.88)	257,447	0.96	0.97	3.95	199
Year ended 02/28/22	7.94	0.20	(0.20)	0.00	(0.23)	—	(0.23)	7.71	(0.06)	303,030	0.91	0.91	2.56	220
Class C
Year ended 02/28/26	7.03	0.29	0.11	0.40	(0.31)	(0.00)	(0.31)	7.12	5.75	7,482	1.76	1.77	4.06	219
Year ended 02/28/25	6.86	0.30	0.20	0.50	(0.33)	—	(0.33)	7.03	7.46	5,045	1.77	1.78	4.40	183
Year ended 02/29/24	7.00	0.27	(0.07)	0.20	(0.34)	—	(0.34)	6.86	2.99	4,340	1.74	1.75	3.93	268
Year ended 02/28/23	7.71	0.23	(0.74)	(0.51)	(0.20)	—	(0.20)	7.00	(6.59)	4,957	1.71	1.72	3.20	199
Year ended 02/28/22	7.94	0.14	(0.20)	(0.06)	(0.17)	—	(0.17)	7.71	(0.81)	6,586	1.66	1.66	1.81	220
Class R
Year ended 02/28/26	7.03	0.32	0.11	0.43	(0.34)	(0.00)	(0.34)	7.12	6.28	7,069	1.26	1.27	4.56	219
Year ended 02/28/25	6.86	0.34	0.19	0.53	(0.36)	—	(0.36)	7.03	7.99	5,109	1.27	1.28	4.90	183
Year ended 02/29/24	7.00	0.30	(0.07)	0.23	(0.37)	—	(0.37)	6.86	3.52	4,889	1.24	1.25	4.43	268
Year ended 02/28/23	7.72	0.27	(0.75)	(0.48)	(0.24)	—	(0.24)	7.00	(6.23)	3,945	1.21	1.22	3.70	199
Year ended 02/28/22	7.95	0.18	(0.20)	(0.02)	(0.21)	—	(0.21)	7.72	(0.27)	4,043	1.16	1.16	2.31	220
Class Y
Year ended 02/28/26	7.04	0.36	0.11	0.47	(0.37)	(0.01)	(0.38)	7.13	6.81	6,381	0.76	0.77	5.06	219
Year ended 02/28/25	6.86	0.37	0.21	0.58	(0.40)	—	(0.40)	7.04	8.69	6,525	0.77	0.78	5.40	183
Year ended 02/29/24	7.01	0.34	(0.08)	0.26	(0.41)	—	(0.41)	6.86	3.88	7,189	0.74	0.75	4.93	268
Year ended 02/28/23	7.72	0.30	(0.73)	(0.43)	(0.28)	—	(0.28)	7.01	(5.63)	5,059	0.71	0.72	4.20	199
Year ended 02/28/22	7.95	0.23	(0.21)	0.02	(0.25)	—	(0.25)	7.72	0.19	7,659	0.66	0.66	2.81	220
Investor Class
Year ended 02/28/26	7.04	0.34	0.11	0.45	(0.36)	(0.00)	(0.36)	7.13	6.63 (d)	11,663	0.94 (d)	0.95 (d)	4.88 (d)	219
Year ended 02/28/25	6.86	0.36	0.21	0.57	(0.39)	—	(0.39)	7.04	8.50 (d)	13,241	0.95 (d)	0.96 (d)	5.22 (d)	183
Year ended 02/29/24	7.01	0.33	(0.08)	0.25	(0.40)	—	(0.40)	6.86	3.70 (d)	13,792	0.87 (d)	0.88 (d)	4.80 (d)	268
Year ended 02/28/23	7.72	0.29	(0.74)	(0.45)	(0.26)	—	(0.26)	7.01	(5.78)(d)	15,088	0.91 (d)	0.92 (d)	4.00 (d)	199
Year ended 02/28/22	7.95	0.21	(0.21)	0.00	(0.23)	—	(0.23)	7.72	0.01 (d)	17,588	0.83 (d)	0.83 (d)	2.64 (d)	220
Class R5
Year ended 02/28/26	7.03	0.36	0.11	0.47	(0.37)	(0.01)	(0.38)	7.12	6.88	436	0.70	0.70	5.12	219
Year ended 02/28/25	6.86	0.38	0.19	0.57	(0.40)	—	(0.40)	7.03	8.62	385	0.70	0.70	5.47	183
Year ended 02/29/24	7.00	0.34	(0.07)	0.27	(0.41)	—	(0.41)	6.86	4.12	373	0.66	0.66	5.01	268
Year ended 02/28/23	7.72	0.31	(0.75)	(0.44)	(0.28)	—	(0.28)	7.00	(5.67)	351	0.61	0.62	4.30	199
Year ended 02/28/22	7.94	0.23	(0.19)	0.04	(0.26)	—	(0.26)	7.72	0.41	405	0.54	0.54	2.93	220
Class R6
Year ended 02/28/26	7.04	0.37	0.11	0.48	(0.38)	(0.01)	(0.39)	7.13	6.95	306	0.62	0.62	5.20	219
Year ended 02/28/25	6.84	0.38	0.23	0.61	(0.41)	—	(0.41)	7.04	9.19	415	0.63	0.63	5.54	183
Year ended 02/29/24	6.99	0.35	(0.08)	0.27	(0.42)	—	(0.42)	6.84	4.04	82,517	0.59	0.59	5.08	268
Year ended 02/28/23	7.70	0.31	(0.73)	(0.42)	(0.29)	—	(0.29)	6.99	(5.49)	100,183	0.54	0.55	4.37	199
Year ended 02/28/22	7.93	0.24	(0.21)	0.03	(0.26)	—	(0.26)	7.70	0.36	162,015	0.49	0.49	2.98	220

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.18%, 0.18%, 0.13%, 0.20% and
0.17% for the years ended February 28, 2026 and 2025, February 29, 2024, February 28, 2023 and 2022, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Income Fund

Notes to Financial Statements
February 28, 2026
NOTE 1—Significant Accounting Policies
Invesco Income Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is current income, and secondarily, capital appreciation.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Investor Class and Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for
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Invesco Income Fund

revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”),
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Invesco Income Fund

assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Commercial Mortgage-Backed Securities – The Fund may invest in both single and multi-issuer Commercial Mortgage-Backed Securities (“CMBS”). This includes both investment grade and non-investment grade CMBS as well as other non-rated CMBS. A CMBS is a type of mortgage-backed security that is secured by one or more mortgage loans on interests in commercial real estate property. CMBS differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans. Risks include the ability of a borrower to meet its obligations on the loan which could lead to default or foreclosure of the property. Such actions may impact the amount of proceeds ultimately derived from the loan, and the timing of receipt of such proceeds.
Management estimates future expected cash flows at the time of purchase based on the anticipated repayment dates on the CMBS. Subsequent changes in expected cash flow projection may result in a prospective change in the timing or character of income recognized on these securities, or the amortized cost of these securities. The Fund amortizes premiums and/or accretes discounts based on the projected cash flows. Realized and unrealized gains and losses on CMBS are included in the Statement of Operations as Net realized gain (loss) from unaffiliated investment securities and Change in net unrealized appreciation (depreciation)of unaffiliated investment securities, respectively.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
N.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
O.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as
13
Invesco Income Fund

exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because the Fund concentrates its assets in the real estate finance industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Investments in real estate related instruments, including CMBS, residential mortgage-backed securities ("RMBS"), CLOs and REITs, may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $200 million	0.500%
Next $300 million	0.400%
Next $500 million	0.350%
Next $19.5 billion	0.300%
Over $20.5 billion	0.240%
For the year ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.47%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.50%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended February 28, 2026, the Adviser waived advisory fees of $5,868.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company
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Invesco Income Fund

(“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2026, IDI advised the Fund that IDI retained $9,693 in front-end sales commissions from the sale of Class A shares and $810 and $583 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$198,401,144	$1,494,789	$199,895,933
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	77,936,432	—	77,936,432
U.S. Treasury Securities	—	24,622,345	—	24,622,345
Agency Credit Risk Transfer Notes	—	20,966,742	—	20,966,742
Preferred Stocks	3,203,229	—	—	3,203,229
Money Market Funds	6,720,084	—	—	6,720,084
Total Investments in Securities	9,923,313	321,926,663	1,494,789	333,344,765
Other Investments - Assets*
Futures Contracts	417,599	—	—	417,599
Other Investments - Liabilities*
Futures Contracts	(1,368)	—	—	(1,368)
Total Other Investments	416,231	—	—	416,231
Total Investments	$10,339,544	$321,926,663	$1,494,789	$333,760,996

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
15
Invesco Income Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2026:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$417,599
Derivatives not subject to master netting agreements	(417,599)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(1,368)
Derivatives not subject to master netting agreements	1,368
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the year ended February 28, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(473,620)
Change in Net Unrealized Appreciation:
Futures contracts	475,314
Total	$1,694
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$88,945,115

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $19,783.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
16
Invesco Income Fund

NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2026 and 2025:
	2026	2025
Ordinary income*	$13,502,693	$15,015,692
Return of capital	190,167	—
Total distributions	$13,692,860	$15,015,692

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2026
Net unrealized appreciation (depreciation) — investments	$(1,614,909)
Temporary book/tax differences	(98,799)
Capital loss carryforward	(99,622,798)
Shares of beneficial interest	375,721,723
Total net assets	$274,385,217
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to lower-rated debt securities and derivative instruments.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$21,610,105	$78,012,693	$99,622,798
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2026 was $54,097,576 and $63,403,022, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$5,924,514
Aggregate unrealized (depreciation) of investments	(7,539,423)
Net unrealized appreciation (depreciation) of investments	$(1,614,909)
Cost of investments for tax purposes is $335,375,905.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of lower-rated debt securities, return of capital distributions and dollar rolls, on February 28, 2026, undistributed net investment income was increased by $1,128,887, undistributed net realized gain (loss) was decreased by $938,719 and shares of beneficial interest was decreased by $190,168. This reclassification had no effect on the net assets of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	2,968,573	$20,932,839	2,006,510	$13,934,095
Class C	647,123	4,550,353	269,146	1,867,490
Class R	372,118	2,623,144	215,037	1,492,666
Class Y	719,964	5,087,063	305,238	2,116,943
Investor Class	62,335	439,221	61,695	428,474
Class R5	3,970	28,002	2,198	15,229
Class R6	24,817	174,762	60,461	418,916
17
Invesco Income Fund

	Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	1,498,437	$10,565,782	1,645,284	$11,393,498
Class C	32,773	231,345	26,316	182,375
Class R	38,934	274,832	35,076	242,996
Class Y	33,068	233,433	35,341	244,809
Investor Class	84,866	599,069	101,017	700,472
Class R5	3,041	21,461	3,013	20,882
Class R6	3,256	22,974	53,488	367,522
Automatic conversion of Class C shares to Class A shares:
Class A	79,132	558,320	72,705	503,534
Class C	(79,089)	(558,320)	(72,638)	(503,534)
Reacquired:
Class A	(4,617,128)	(32,513,952)	(4,918,178)	(34,014,090)
Class C	(267,563)	(1,886,142)	(138,568)	(960,727)
Class R	(144,950)	(1,021,698)	(236,935)	(1,637,132)
Class Y	(784,597)	(5,551,687)	(461,578)	(3,197,752)
Investor Class	(391,630)	(2,764,086)	(291,832)	(2,021,814)
Class R5	(488)	(3,449)	(4,854)	(33,602)
Class R6	(44,100)	(311,422)	(12,111,278)	(82,913,992)
Net increase (decrease) in share activity	242,862	$1,731,844	(13,343,336)	$(91,352,742)

(a)
There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 11% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

18
Invesco Income Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Securities Funds (Invesco Investment Securities Funds) and Shareholders of Invesco Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Income Fund (one of the funds constituting AIM Investment Securities Funds (Invesco Investment Securities Funds), referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
19
Invesco Income Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2026:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	5.99%
Qualified Business Income*	0.00%
Business Interest Income*	93.70%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
20
Invesco Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
21
Invesco Income Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
INC-NCSR

Annual Financial Statements and Other Information
February 28, 2026
Invesco Real Estate Fund
Nasdaq:
A: IARAX ■ C: IARCX ■ R: IARRX ■ Y: IARYX ■ Investor: REINX ■ R5: IARIX ■ R6: IARFX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2026

Shares		Value
Common Stocks & Other Equity Interests–99.72%
Apartments –6.01%
Camden Property Trust	191,676	$20,766,178
UDR, Inc.	562,880	21,108,000
		41,874,178
Data Centers –12.09%
Digital Realty Trust, Inc.	243,529	43,153,339
Equinix, Inc.	42,171	41,085,518
		84,238,857
Diversified –4.96%
Broadstone Net Lease, Inc.	531,941	10,314,336
W.P. Carey, Inc.	325,096	24,268,416
		34,582,752
Free Standing–1.70%
Essential Properties Realty Trust, Inc.(b)	349,499	11,861,996
Gaming REITs–3.10%
Gaming and Leisure Properties, Inc.	442,234	21,629,665
Health Care–17.47%
American Healthcare REIT, Inc.(b)	273,175	14,270,662
CareTrust REIT, Inc.	208,770	8,480,237
Healthcare Realty Trust, Inc.	379,871	7,008,620
Omega Healthcare Investors, Inc.	431,735	20,839,849
Ventas, Inc.	84,438	7,275,178
Welltower, Inc.	308,270	63,848,882
		121,723,428
Industrial–13.92%
EastGroup Properties, Inc.	98,298	19,296,880
First Industrial Realty Trust, Inc.	373,091	23,556,966
Prologis, Inc.	379,682	54,131,263
		96,985,109
Lodging Resorts–2.52%
Hilton Worldwide Holdings, Inc.	23,973	7,474,302
Ryman Hospitality Properties, Inc.(b)	102,183	10,090,571
		17,564,873
Office–3.29%
BXP, Inc.	134,825	7,763,224
Cousins Properties, Inc.	391,589	9,069,201
Vornado Realty Trust	221,537	6,109,990
		22,942,415
Regional Malls–5.02%
Simon Property Group, Inc.	171,481	34,956,402
Self Storage–5.97%
CubeSmart	330,377	13,591,710
Shares		Value
Self Storage–(continued)
Extra Space Storage, Inc.	185,374	$27,997,035
		41,588,745
Shopping Centers–6.06%
Brixmor Property Group, Inc.	656,603	19,875,373
Kimco Realty Corp.	466,988	10,997,567
Tanger, Inc.	306,513	11,359,372
		42,232,312
Single Family Homes–1.16%
American Homes 4 Rent, Class A	269,153	8,074,590
Specialty–5.58%
Iron Mountain, Inc.	201,079	21,782,888
Lamar Advertising Co., Class A	123,968	17,075,353
		38,858,241
Telecommunications REIT–9.26%
American Tower Corp.	201,444	38,649,046
Crown Castle, Inc.	288,630	25,843,930
		64,492,976
Timber REITs–1.61%
Weyerhaeuser Co.	456,284	11,192,647
Total Common Stocks & Other Equity Interests (Cost $500,428,686)		694,799,186
Money Market Funds–0.42%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(c)(d)	1,030,069	1,030,069
Invesco Treasury Portfolio, Institutional Class, 3.56%(c)(d)	1,913,950	1,913,950
Total Money Market Funds (Cost $2,944,019)		2,944,019
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $503,372,705)		697,743,205
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.92%
Invesco Private Government Fund, 3.64%(c)(d)(e)	7,595,590	7,595,590
Invesco Private Prime Fund, 3.81%(c)(d)(e)	19,704,698	19,710,609
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,306,199)		27,306,199
TOTAL INVESTMENTS IN SECURITIES–104.06% (Cost $530,678,904)		725,049,404
OTHER ASSETS LESS LIABILITIES–(4.06)%		(28,311,699)
NET ASSETS–100.00%		$696,737,705
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Real Estate Fund

Notes to Schedule of Investments:
(a)
Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs
Index, which is exclusively owned by NAREIT.

(b)	All or a portion of this security was out on loan at February 28, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended February 28, 2026.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,503,533	$44,208,777	$(45,682,241)	$-	$-	$1,030,069	$56,428
Invesco Treasury Portfolio, Institutional Class	4,657,305	82,102,015	(84,845,370)	-	-	1,913,950	103,635
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,754,113	209,191,941	(208,350,464)	-	-	7,595,590	332,590*
Invesco Private Prime Fund	17,582,725	422,180,139	(420,053,836)	-	1,581	19,710,609	901,940*
Total	$31,497,676	$757,682,872	$(758,931,911)	$-	$1,581	$30,250,218	$1,394,593

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Real Estate Fund

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $500,428,686)*	$694,799,186
Investments in affiliated money market funds, at value (Cost $30,250,218)	30,250,218
Receivable for:
Investments sold	2,075,304
Fund shares sold	231,730
Dividends	542,954
Investment for trustee deferred compensation and retirement plans	360,363
Other assets	85,802
Total assets	728,345,557
Liabilities:
Payable for:
Investments purchased	2,142,519
Fund shares reacquired	1,275,050
Collateral upon return of securities loaned	27,306,199
Accrued fees to affiliates	452,611
Accrued trustees’ and officers’ fees and benefits	9,131
Accrued other operating expenses	52,766
Trustee deferred compensation and retirement plans	369,576
Total liabilities	31,607,852
Net assets applicable to shares outstanding	$696,737,705
Net assets consist of:
Shares of beneficial interest	$509,581,137
Distributable earnings	187,156,568
$696,737,705
Net Assets:
Class A	$440,616,556
Class C	$11,888,818
Class R	$69,639,392
Class Y	$63,151,562
Investor Class	$17,601,519
Class R5	$20,842,714
Class R6	$72,997,144
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	25,287,528
Class C	687,560
Class R	3,988,130
Class Y	3,628,766
Investor Class	1,014,253
Class R5	1,198,200
Class R6	4,196,707
Class A:
Net asset value per share	$17.42
Maximum offering price per share (Net asset value of $17.42 ÷ 94.50%)	$18.43
Class C:
Net asset value and offering price per share	$17.29
Class R:
Net asset value and offering price per share	$17.46
Class Y:
Net asset value and offering price per share	$17.40
Investor Class:
Net asset value and offering price per share	$17.35
Class R5:
Net asset value and offering price per share	$17.40
Class R6:
Net asset value and offering price per share	$17.39

*	At February 28, 2026, securities with an aggregate value of $26,451,002 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Real Estate Fund

Statement of Operations
For the year ended February 28, 2026
Investment income:
Dividends (net of foreign withholding taxes of $(504))	$21,609,358
Dividends from affiliated money market funds (includes net securities lending income of $40,765)	200,828
Total investment income	21,810,186
Expenses:
Advisory fees	5,313,632
Administrative services fees	97,885
Custodian fees	7,395
Distribution fees:
Class A	1,088,931
Class C	126,019
Class R	338,310
Investor Class	38,313
Transfer agent fees — A, C, R, Y and Investor	1,356,597
Transfer agent fees — R5	24,706
Transfer agent fees — R6	20,374
Trustees’ and officers’ fees and benefits	27,149
Registration and filing fees	109,265
Reports to shareholders	1,455,497
Professional services fees	111,051
Other	19,686
Total expenses	10,134,810
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(45,124)
Net expenses	10,089,686
Net investment income	11,720,500
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	25,572,554
Affiliated investment securities	1,581
Foreign currencies	3
25,574,138
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(11,649,538)
Foreign currencies	130
(11,649,408)
Net realized and unrealized gain	13,924,730
Net increase in net assets resulting from operations	$25,645,230
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Real Estate Fund

Statement of Changes in Net Assets
For the years ended February 28, 2026 and 2025
	2026	2025
Operations:
Net investment income	$11,720,500	$17,655,885
Net realized gain	25,574,138	31,111,617
Change in net unrealized appreciation (depreciation)	(11,649,408)	59,091,248
Net increase in net assets resulting from operations	25,645,230	107,858,750
Distributions to shareholders from distributable earnings:
Class A	(23,819,602)	(21,804,007)
Class C	(575,525)	(619,486)
Class R	(3,519,987)	(3,042,415)
Class Y	(3,523,790)	(3,868,875)
Investor Class	(936,622)	(939,169)
Class R5	(1,769,991)	(3,988,817)
Class R6	(4,500,725)	(7,564,483)
Total distributions from distributable earnings	(38,646,242)	(41,827,252)
Return of capital:
Class A	(767,405)	—
Class C	(12,401)	—
Class R	(99,758)	—
Class Y	(128,158)	—
Investor Class	(30,568)	—
Class R5	(74,235)	—
Class R6	(181,475)	—
Total return of capital	(1,294,000)	—
Total distributions	(39,940,242)	(41,827,252)
Share transactions–net:
Class A	(48,379,199)	(69,795,505)
Class C	(2,588,072)	(5,371,560)
Class R	(3,707,401)	(8,895,714)
Class Y	(10,871,465)	(28,231,463)
Investor Class	(1,248,762)	(3,989,837)
Class R5	(47,557,089)	(52,515,548)
Class R6	(28,529,711)	(98,405,358)
Net increase (decrease) in net assets resulting from share transactions	(142,881,699)	(267,204,985)
Net increase (decrease) in net assets	(157,176,711)	(201,173,487)
Net assets:
Beginning of year	853,914,416	1,055,087,903
End of year	$696,737,705	$853,914,416
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Real Estate Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/26	$17.63	$0.26	$0.49	$0.75	$(0.26)	$(0.67)	$(0.03)	$(0.96)	$17.42	4.77%	$440,617	1.46%	1.47%	1.58%	63%
Year ended 02/28/25	16.51	0.30	1.56	1.86	(0.39)	(0.35)	—	(0.74)	17.63	11.41	496,149	1.27	1.28	1.71	63
Year ended 02/29/24	16.96	0.36	(0.26)	0.10	(0.35)	(0.20)	—	(0.55)	16.51	0.71	531,718	1.25	1.26	2.23	62
Year ended 02/28/23	21.15	0.25	(2.67)	(2.42)	(0.17)	(1.60)	—	(1.77)	16.96	(11.57)	649,570	1.24	1.24	1.30	42
Year ended 02/28/22	18.67	0.10	3.73	3.83	(0.21)	(1.11)	(0.03)	(1.35)	21.15	20.12	834,552	1.23	1.23	0.45	59
Class C
Year ended 02/28/26	17.50	0.14	0.48	0.62	(0.14)	(0.67)	(0.02)	(0.83)	17.29	3.99	11,889	2.21	2.22	0.83	63
Year ended 02/28/25	16.39	0.16	1.56	1.72	(0.26)	(0.35)	—	(0.61)	17.50	10.58	14,730	2.02	2.03	0.96	63
Year ended 02/29/24	16.83	0.24	(0.26)	(0.02)	(0.22)	(0.20)	—	(0.42)	16.39	(0.02)	19,047	2.00	2.01	1.48	62
Year ended 02/28/23	20.99	0.11	(2.66)	(2.55)	(0.01)	(1.60)	—	(1.61)	16.83	(12.21)	24,619	1.99	1.99	0.55	42
Year ended 02/28/22	18.53	(0.07)	3.71	3.64	(0.04)	(1.11)	(0.03)	(1.18)	20.99	19.25	37,459	1.98	1.98	(0.30)	59
Class R
Year ended 02/28/26	17.67	0.22	0.49	0.71	(0.23)	(0.67)	(0.02)	(0.92)	17.46	4.50	69,639	1.71	1.72	1.33	63
Year ended 02/28/25	16.54	0.25	1.58	1.83	(0.35)	(0.35)	—	(0.70)	17.67	11.18	74,239	1.52	1.53	1.46	63
Year ended 02/29/24	17.00	0.32	(0.27)	0.05	(0.31)	(0.20)	—	(0.51)	16.54	0.39	78,002	1.50	1.51	1.98	62
Year ended 02/28/23	21.18	0.21	(2.67)	(2.46)	(0.12)	(1.60)	—	(1.72)	17.00	(11.73)	92,226	1.49	1.49	1.05	42
Year ended 02/28/22	18.70	0.04	3.73	3.77	(0.15)	(1.11)	(0.03)	(1.29)	21.18	19.79	114,999	1.48	1.48	0.20	59
Class Y
Year ended 02/28/26	17.61	0.30	0.49	0.79	(0.30)	(0.67)	(0.03)	(1.00)	17.40	5.05	63,152	1.21	1.22	1.83	63
Year ended 02/28/25	16.49	0.34	1.56	1.90	(0.43)	(0.35)	—	(0.78)	17.61	11.71	75,144	1.02	1.03	1.96	63
Year ended 02/29/24	16.95	0.40	(0.27)	0.13	(0.39)	(0.20)	—	(0.59)	16.49	0.91	97,481	1.00	1.01	2.48	62
Year ended 02/28/23	21.14	0.31	(2.68)	(2.37)	(0.22)	(1.60)	—	(1.82)	16.95	(11.34)	214,673	0.98	0.98	1.56	42
Year ended 02/28/22	18.66	0.15	3.73	3.88	(0.26)	(1.11)	(0.03)	(1.40)	21.14	20.43	296,638	0.98	0.98	0.70	59
Investor Class
Year ended 02/28/26	17.57	0.27	0.48	0.75	(0.27)	(0.67)	(0.03)	(0.97)	17.35	4.78 (d)	17,602	1.43 (d)	1.44 (d)	1.61 (d)	63
Year ended 02/28/25	16.45	0.31	1.56	1.87	(0.40)	(0.35)	—	(0.75)	17.57	11.49 (d)	19,099	1.20 (d)	1.21 (d)	1.78 (d)	63
Year ended 02/29/24	16.90	0.37	(0.27)	0.10	(0.35)	(0.20)	—	(0.55)	16.45	0.72 (d)	21,797	1.20 (d)	1.21 (d)	2.28 (d)	62
Year ended 02/28/23	21.08	0.25	(2.66)	(2.41)	(0.17)	(1.60)	—	(1.77)	16.90	(11.53)	26,616	1.24	1.24	1.30	42
Year ended 02/28/22	18.61	0.11	3.71	3.82	(0.21)	(1.11)	(0.03)	(1.35)	21.08	20.17 (d)	33,026	1.16 (d)	1.16 (d)	0.52 (d)	59
Class R5
Year ended 02/28/26	17.61	0.33	0.49	0.82	(0.32)	(0.67)	(0.04)	(1.03)	17.40	5.19	20,843	1.08	1.08	1.96	63
Year ended 02/28/25	16.49	0.35	1.58	1.93	(0.46)	(0.35)	—	(0.81)	17.61	11.85	71,034	0.91	0.91	2.07	63
Year ended 02/29/24	16.95	0.43	(0.28)	0.15	(0.41)	(0.20)	—	(0.61)	16.49	1.05	114,645	0.87	0.87	2.61	62
Year ended 02/28/23	21.14	0.33	(2.68)	(2.35)	(0.24)	(1.60)	—	(1.84)	16.95	(11.22)	198,456	0.87	0.87	1.67	42
Year ended 02/28/22	18.66	0.18	3.73	3.91	(0.29)	(1.11)	(0.03)	(1.43)	21.14	20.58	283,546	0.86	0.86	0.82	59
Class R6
Year ended 02/28/26	17.60	0.34	0.49	0.83	(0.33)	(0.67)	(0.04)	(1.04)	17.39	5.26	72,997	1.03	1.03	2.01	63
Year ended 02/28/25	16.49	0.37	1.56	1.93	(0.47)	(0.35)	—	(0.82)	17.60	11.87	103,519	0.84	0.84	2.14	63
Year ended 02/29/24	16.95	0.44	(0.28)	0.16	(0.42)	(0.20)	—	(0.62)	16.49	1.12	192,398	0.80	0.80	2.68	62
Year ended 02/28/23	21.14	0.34	(2.68)	(2.34)	(0.25)	(1.60)	—	(1.85)	16.95	(11.16)	259,893	0.81	0.81	1.73	42
Year ended 02/28/22	18.66	0.20	3.72	3.92	(0.30)	(1.11)	(0.03)	(1.44)	21.14	20.67	341,500	0.78	0.78	0.90	59

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.22%, 0.18%, 0.20% and 0.18% for the years ended February 28, 2026 and 2025, February 29, 2024 and February 28, 2022, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Invesco Real Estate Fund

Notes to Financial Statements
February 28, 2026
NOTE 1—Significant Accounting Policies
Invesco Real Estate Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Investor Class and Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
8
Invesco Real Estate Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by
9
Invesco Real Estate Fund

collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended February 28, 2026, the Fund paid the Adviser $1,993 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
10
Invesco Real Estate Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.740%
Next $500 million	0.730%
Next $1.5 billion	0.720%
Next $2.5 billion	0.710%
Next $2.5 billion	0.700%
Next $2.5 billion	0.690%
Over $10 billion	0.680%
For the year ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.74%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended February 28, 2026, the Adviser waived advisory fees of $4,536.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The Fund pursuant to the Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and at the annual rate of 0.50% of the average daily net assets of Class R shares, respectively. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2026, IDI advised the Fund that IDI retained $30,837 in front-end sales commissions from the sale of Class A shares and $786 and $408 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended February 28, 2026, the Fund incurred $37,142 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount
11
Invesco Real Estate Fund

rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$694,799,186	$—	$—	$694,799,186
Money Market Funds	2,944,019	27,306,199	—	30,250,218
Total Investments	$697,743,205	$27,306,199	$—	$725,049,404
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $40,588.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2026 and 2025:
	2026	2025
Ordinary income*	$11,805,592	$29,219,743
Long-term capital gain	26,840,650	12,607,509
Return of capital	1,294,000	—
Total distributions	$39,940,242	$41,827,252

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2026
Net unrealized appreciation — investments	$187,473,164
Net unrealized appreciation — foreign currencies	134
Temporary book/tax differences	(206,782)
Late-Year ordinary loss deferral	(109,948)
Shares of beneficial interest	509,581,137
Total net assets	$696,737,705
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of February 28, 2026.
12
Invesco Real Estate Fund

NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2026 was $457,352,968 and $618,940,879, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$197,217,368
Aggregate unrealized (depreciation) of investments	(9,744,204)
Net unrealized appreciation of investments	$187,473,164
Cost of investments for tax purposes is $537,576,240.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization and return of capital distributions, on February 28, 2026, undistributed net investment income was increased by $1,294,003, undistributed net realized gain (loss) was decreased by $2,638,312 and shares of beneficial interest was increased by $1,344,309. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	2,012,322	$33,552,135	2,051,463	$35,298,155
Class C	112,862	1,858,136	217,910	3,838,415
Class R	606,109	10,113,700	685,819	11,754,769
Class Y	599,511	9,957,618	1,075,110	18,221,494
Investor Class	28,362	467,405	53,827	900,882
Class R5	417,341	6,988,546	759,919	12,949,970
Class R6	1,412,392	23,566,087	1,740,542	29,586,391
Issued as reinvestment of dividends:
Class A	1,449,399	23,300,211	1,191,494	20,709,292
Class C	36,061	573,816	34,729	600,293
Class R	224,582	3,614,112	174,337	3,037,599
Class Y	171,196	2,750,485	176,044	3,052,478
Investor Class	57,555	921,913	52,246	902,724
Class R5	114,278	1,843,080	231,193	3,988,475
Class R6	284,705	4,580,855	431,854	7,473,576
Automatic conversion of Class C shares to Class A shares:
Class A	90,001	1,507,612	142,429	2,433,237
Class C	(90,647)	(1,507,612)	(143,447)	(2,433,237)
Reacquired:
Class A	(6,403,813)	(106,739,157)	(7,452,256)	(128,236,189)
Class C	(212,667)	(3,512,412)	(429,713)	(7,377,031)
Class R	(1,044,576)	(17,435,213)	(1,373,340)	(23,688,082)
Class Y	(1,408,243)	(23,579,568)	(2,895,106)	(49,505,435)
Investor Class	(158,727)	(2,638,080)	(344,175)	(5,793,443)
Class R5	(3,367,701)	(56,388,715)	(3,908,446)	(69,453,993)
Class R6	(3,380,794)	(56,676,653)	(7,961,018)	(135,465,325)
Net increase (decrease) in share activity	(8,450,492)	$(142,881,699)	(15,488,585)	$(267,204,985)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Real Estate Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Securities Funds (Invesco Investment Securities Funds) and Shareholders of Invesco Real Estate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Real Estate Fund (one of the funds constituting AIM Investment Securities Funds (Invesco Investment Securities Funds), referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Real Estate Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2026:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$28,479,293
Qualified Dividend Income*	4.54%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	95.46%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
15
Invesco Real Estate Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Real Estate Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
REA-NCSR

Annual Financial Statements and Other Information
February 28, 2026
Invesco Short Duration Inflation Protected Fund
Nasdaq:
A: LMTAX ■ A2: SHTIX ■ Y: LMTYX ■ R5: ALMIX ■ R6: SDPSX

2	Schedule of Investments
3	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
12	Report of Independent Registered Public Accounting Firm
13	Tax Information
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–99.71%
U.S. Treasury Inflation — Indexed Bonds–13.69%(a)
U.S. Treasury Inflation - Indexed Bonds	1.75%	01/15/2028	$9,828	$9,990,171
U.S. Treasury Inflation - Indexed Bonds	3.63%	04/15/2028	13,665	14,440,486
U.S. Treasury Inflation - Indexed Bonds	2.50%	01/15/2029	8,684	9,064,123
U.S. Treasury Inflation - Indexed Bonds	3.87%	04/15/2029	15,551	16,914,058
				50,408,838
U.S. Treasury Inflation — Indexed Notes–86.02%(a)
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2027	18,435	18,284,967
U.S. Treasury Inflation - Indexed Notes	0.38%	07/15/2027	19,804	19,776,154
U.S. Treasury Inflation - Indexed Notes	1.62%	10/15/2027	17,840	18,132,866
U.S. Treasury Inflation - Indexed Notes	0.50%	01/15/2028	20,651	20,514,411
U.S. Treasury Inflation - Indexed Notes	1.25%	04/15/2028	17,577	17,689,137
U.S. Treasury Inflation - Indexed Notes	0.75%	07/15/2028	19,140	19,143,843
U.S. Treasury Inflation - Indexed Notes	2.37%	10/15/2028	18,092	18,829,869
U.S. Treasury Inflation - Indexed Notes	0.88%	01/15/2029	18,931	18,895,562
U.S. Treasury Inflation - Indexed Notes	2.12%	04/15/2029	18,393	19,016,465
U.S. Treasury Inflation - Indexed Notes	0.25%	07/15/2029	20,546	20,117,334
U.S. Treasury Inflation - Indexed Notes	1.62%	10/15/2029	19,498	19,973,750
U.S. Treasury Inflation - Indexed Notes	0.13%	01/15/2030	20,968	20,243,202
U.S. Treasury Inflation - Indexed Notes	1.62%	04/15/2030	21,596	22,052,214
U.S. Treasury Inflation - Indexed Notes	0.13%	07/15/2030	21,944	21,124,084
U.S. Treasury Inflation - Indexed Notes	1.12%	10/15/2030	22,065	22,134,673
U.S. Treasury Inflation - Indexed Notes	0.13%	01/15/2031	21,805	20,763,012
				316,691,543
TOTAL INVESTMENTS IN SECURITIES–99.71% (Cost $359,950,095)				367,100,381
OTHER ASSETS LESS LIABILITIES–0.29%				1,050,455
NET ASSETS–100.00%				$368,150,836
Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation. See Note 1I.
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the year ended February 28, 2026.
	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$14,694,433	$(14,694,433)	$-	$-	$-	$5,197
Invesco Treasury Portfolio, Institutional Class	-	27,289,662	(27,289,662)	-	-	-	9,550
Total	$-	$41,984,095	$(41,984,095)	$-	$-	$-	$14,747
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Short Duration Inflation Protected Fund

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $359,950,095)	$367,100,381
Receivable for:
Investments sold	303,939
Fund shares sold	87,743
Dividends	209
Interest	1,392,614
Investment for trustee deferred compensation and retirement plans	94,279
Other assets	42,915
Total assets	369,022,080
Liabilities:
Payable for:
Fund shares reacquired	322,950
Amount due to custodian	296,171
Accrued fees to affiliates	68,372
Accrued trustees’ and officers’ fees and benefits	2,590
Accrued other operating expenses	83,788
Trustee deferred compensation and retirement plans	97,373
Total liabilities	871,244
Net assets applicable to shares outstanding	$368,150,836
Net assets consist of:
Shares of beneficial interest	$415,429,083
Distributable earnings (loss)	(47,278,247)
$368,150,836
Net Assets:
Class A	$94,130,929
Class A2	$9,917,309
Class Y	$61,346,437
Class R5	$3,703,245
Class R6	$199,052,916
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	9,313,773
Class A2	980,239
Class Y	6,060,484
Class R5	365,923
Class R6	19,676,717
Class A:
Net asset value per share	$10.11
Maximum offering price per share (Net asset value of $10.11 ÷ 97.50%)	$10.37
Class A2:
Net asset value per share	$10.12
Maximum offering price per share (Net asset value of $10.12 ÷ 99.00%)	$10.22
Class Y:
Net asset value and offering price per share	$10.12
Class R5:
Net asset value and offering price per share	$10.12
Class R6:
Net asset value and offering price per share	$10.12
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Short Duration Inflation Protected Fund

Statement of Operations
For the year ended February 28, 2026
Investment income:
Treasury Inflation-Protected Securities inflation adjustments	$16,155,738
Dividends from affiliated money market funds	14,747
Total investment income	16,170,485
Expenses:
Advisory fees	770,362
Administrative services fees	54,640
Custodian fees	3,930
Distribution fees:
Class A	249,463
Class A2	15,267
Transfer agent fees — A, A2, and Y	216,923
Transfer agent fees — R5	1,391
Transfer agent fees — R6	64,115
Trustees’ and officers’ fees and benefits	25,459
Registration and filing fees	75,642
Licensing fees	72,619
Reports to shareholders	30,770
Professional services fees	50,945
Other	13,147
Total expenses	1,644,673
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(224,861)
Net expenses	1,419,812
Net investment income	14,750,673
Realized and unrealized gain from:
Net realized gain from unaffiliated investment securities	100,231
Change in net unrealized appreciation of unaffiliated investment securities	3,135,977
Net realized and unrealized gain	3,236,208
Net increase in net assets resulting from operations	$17,986,881
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Short Duration Inflation Protected Fund

Statement of Changes in Net Assets
For the years ended February 28, 2026 and 2025
	2026	2025
Operations:
Net investment income	$14,750,673	$14,786,835
Net realized gain (loss)	100,231	(6,880,580)
Change in net unrealized appreciation	3,135,977	17,241,694
Net increase in net assets resulting from operations	17,986,881	25,147,949
Distributions to shareholders from distributable earnings:
Class A	(4,060,209)	(2,975,658)
Class A2	(423,133)	(299,125)
Class Y	(2,475,988)	(1,111,604)
Class R5	(152,378)	(267,693)
Class R6	(9,187,118)	(6,764,135)
Total distributions from distributable earnings	(16,298,826)	(11,418,215)
Share transactions–net:
Class A	(9,026,303)	(24,992,457)
Class A2	(426,740)	(1,079,018)
Class Y	21,042,570	(1,052,840)
Class R5	(47,853)	(17,383,315)
Class R6	(22,291,828)	(31,497,224)
Net increase (decrease) in net assets resulting from share transactions	(10,750,154)	(76,004,854)
Net increase (decrease) in net assets	(9,062,099)	(62,275,120)
Net assets:
Beginning of year	377,212,935	439,488,055
End of year	$368,150,836	$377,212,935
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Short Duration Inflation Protected Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/26	$10.07	$0.37	$0.08	$0.45	$(0.41)	$—	$(0.41)	$10.11	4.58%	$94,131	0.55%	0.66%	3.65%	41%
Year ended 02/28/25	9.74	0.35	0.25	0.60	(0.27)	—	(0.27)	10.07	6.25	102,740	0.55	0.66	3.53	46
Year ended 02/29/24	9.67	0.31	0.05	0.36	(0.27)	(0.02)	(0.29)	9.74	3.79	123,910	0.55	0.68	3.22	36
Year ended 02/28/23	10.87	0.50	(0.99)	(0.49)	(0.64)	(0.07)	(0.71)	9.67	(4.66)	185,876	0.55	0.64	4.95	52
Year ended 02/28/22	10.82	0.57	(0.07)	0.50	(0.45)	—	(0.45)	10.87	4.65	126,718	0.55	0.61	5.23	53
Class A2
Year ended 02/28/26	10.08	0.38	0.08	0.46	(0.42)	—	(0.42)	10.12	4.69	9,917	0.45	0.56	3.75	41
Year ended 02/28/25	9.75	0.36	0.25	0.61	(0.28)	—	(0.28)	10.08	6.35	10,301	0.45	0.56	3.63	46
Year ended 02/29/24	9.68	0.32	0.05	0.37	(0.28)	(0.02)	(0.30)	9.75	3.90	11,023	0.45	0.58	3.32	36
Year ended 02/28/23	10.88	0.51	(0.99)	(0.48)	(0.65)	(0.07)	(0.72)	9.68	(4.56)	11,739	0.45	0.54	5.05	52
Year ended 02/28/22	10.84	0.59	(0.09)	0.50	(0.46)	—	(0.46)	10.88	4.66	13,778	0.45	0.51	5.33	53
Class Y
Year ended 02/28/26	10.08	0.39	0.09	0.48	(0.44)	—	(0.44)	10.12	4.84	61,346	0.30	0.41	3.90	41
Year ended 02/28/25	9.75	0.37	0.26	0.63	(0.30)	—	(0.30)	10.08	6.51	40,093	0.30	0.41	3.78	46
Year ended 02/29/24	9.68	0.34	0.05	0.39	(0.30)	(0.02)	(0.32)	9.75	4.05	39,865	0.30	0.43	3.47	36
Year ended 02/28/23	10.89	0.53	(1.01)	(0.48)	(0.66)	(0.07)	(0.73)	9.68	(4.49)	87,930	0.30	0.39	5.20	52
Year ended 02/28/22	10.84	0.60	(0.07)	0.53	(0.48)	—	(0.48)	10.89	4.91	100,465	0.30	0.36	5.48	53
Class R5
Year ended 02/28/26	10.08	0.40	0.08	0.48	(0.44)	—	(0.44)	10.12	4.84	3,703	0.30	0.32	3.90	41
Year ended 02/28/25	9.75	0.37	0.26	0.63	(0.30)	—	(0.30)	10.08	6.51	3,734	0.30	0.37	3.78	46
Year ended 02/29/24	9.68	0.34	0.05	0.39	(0.30)	(0.02)	(0.32)	9.75	4.05	20,557	0.30	0.36	3.47	36
Year ended 02/28/23	10.88	0.53	(1.00)	(0.47)	(0.66)	(0.07)	(0.73)	9.68	(4.41)	33,939	0.30	0.30	5.20	52
Year ended 02/28/22	10.83	0.60	(0.07)	0.53	(0.48)	—	(0.48)	10.88	4.91	28,283	0.30	0.34	5.48	53
Class R6
Year ended 02/28/26	10.08	0.40	0.08	0.48	(0.44)	—	(0.44)	10.12	4.84	199,053	0.30	0.31	3.90	41
Year ended 02/28/25	9.75	0.37	0.26	0.63	(0.30)	—	(0.30)	10.08	6.51	220,345	0.30	0.32	3.78	46
Year ended 02/29/24	9.68	0.34	0.05	0.39	(0.30)	(0.02)	(0.32)	9.75	4.05	244,133	0.30	0.34	3.47	36
Year ended 02/28/23	10.88	0.53	(1.00)	(0.47)	(0.66)	(0.07)	(0.73)	9.68	(4.41)	295,467	0.30	0.30	5.20	52
Year ended 02/28/22	10.84	0.61	(0.09)	0.52	(0.48)	—	(0.48)	10.88	4.84	322,282	0.28	0.28	5.50	53

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Short Duration Inflation Protected Fund

Notes to Financial Statements
February 28, 2026
NOTE 1—Significant Accounting Policies
Invesco Short Duration Inflation Protected Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide protection from the negative effects of unanticipated inflation.
 The Fund currently consists of five different classes of shares: Class A, Class A2, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class Y, Class R5 and Class R6 shares are sold at net asset value.
Class A2 and Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.  Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt securities are subject to interest rate and credit risks.  In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall.  Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics.  Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
7
Invesco Short Duration Inflation Protected Fund

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
E.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be shown as Treasury Inflation-Protected Securities inflation adjustments in the Statement of Operations, even though investors do not receive their principal until maturity.
J.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.200%
Over $500 million	0.175%
For the year ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.20%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through June 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class Y, Class R5 and Class R6 shares to 0.55%, 0.45%, 0.30%, 0.30% and 0.30%, respectively, of the Fund’s average daily net assets (the "expense limits"). Effective July 1, 2026, the Adviser has contractually agreed, through at least June 30, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class Y, Class R5 and Class R6 shares to 0.60%, 0.50%, 0.35%, 0.31% and 0.26%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended February 28, 2026, the Adviser waived advisory fees of $461 and reimbursed class level expenses of $111,347, $11,357, $65,260, $852 and $32,002 of Class A, Class A2, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company
8
Invesco Short Duration Inflation Protected Fund

(“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A2, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class A2 shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the average daily net assets of Class A shares and 0.15% of the Fund’s average daily net assets of Class A2 shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2026, IDI advised the Fund that IDI retained $4,617 and $121 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively, and $6,484 and $0 from Class A and Class A2 shares, respectively, for CDSC was imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2026, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,582.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2026 and 2025:
	2026	2025
Ordinary income*	$16,298,826	$11,418,215

*	Includes short-term capital gain distributions, if any.

9
Invesco Short Duration Inflation Protected Fund

Tax Components of Net Assets at Period-End:
2026
Undistributed ordinary income	$1,565,901
Net unrealized appreciation — investments	5,310,712
Temporary book/tax differences	(52,524)
Capital loss carryforward	(54,102,336)
Shares of beneficial interest	415,429,083
Total net assets	$368,150,836
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$6,804,267	$47,298,069	$54,102,336
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of long-term U.S. government obligations (other than short-term securities and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2026 was $158,605,484 and $182,340,621, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$5,310,712
Aggregate unrealized (depreciation) of investments	—
Net unrealized appreciation of investments	$5,310,712
Cost of investments for tax purposes is $361,789,669.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of TIPS, on February 28, 2026, undistributed net investment income was increased by $834 and undistributed net realized gain (loss) was decreased by $834. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,644,490	$16,638,784	1,449,409	$14,301,604
Class A2	9,050	91,895	5,827	57,730
Class Y	4,058,973	41,102,981	2,008,722	19,952,124
Class R5	66,718	675,897	70,611	697,974
Class R6	1,413,180	14,293,360	4,154,223	41,524,341
Issued as reinvestment of dividends:
Class A	333,084	3,351,487	247,229	2,440,840
Class A2	37,077	373,457	26,878	265,681
Class Y	197,275	1,987,404	82,600	816,247
Class R5	7,891	79,465	9,231	90,937
Class R6	907,081	9,137,775	681,127	6,729,040
10
Invesco Short Duration Inflation Protected Fund

Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(2,868,205)	$(29,016,574)	(4,219,138)	$(41,734,901)
Class A2	(87,962)	(892,092)	(141,631)	(1,402,429)
Class Y	(2,171,890)	(22,047,815)	(2,203,242)	(21,821,211)
Class R5	(79,025)	(803,215)	(1,819,000)	(18,172,226)
Class R6	(4,508,627)	(45,722,963)	(8,022,165)	(79,750,605)
Net increase (decrease) in share activity	(1,040,890)	$(10,750,154)	(7,669,319)	$(76,004,854)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

11
Invesco Short Duration Inflation Protected Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Securities Funds (Invesco Investment Securities Funds) and Shareholders of Invesco Short Duration Inflation Protected Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Short Duration Inflation Protected Fund (one of the funds constituting AIM Investment Securities Funds (Invesco Investment Securities Funds), referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
12
Invesco Short Duration Inflation Protected Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2026:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	100.00%
Qualified Business Income*	0.00%
Business Interest Income*	99.93%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
13
Invesco Short Duration Inflation Protected Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
14
Invesco Short Duration Inflation Protected Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
SDIP-NCSR

Annual Financial Statements and Other Information
February 28, 2026
Invesco Short Term Bond Fund
Nasdaq:
A: STBAX ■ C: STBCX ■ R: STBRX ■ Y: STBYX ■ R5: ISTBX ■ R6: ISTFX

2	Schedule of Investments
21	Financial Statements
24	Financial Highlights
25	Notes to Financial Statements
33	Report of Independent Registered Public Accounting Firm
34	Tax Information
35	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2026

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–64.09%
Advertising–0.05%
Omnicom Group, Inc., 4.20%, 03/02/2029	$1,019,000	$1,021,410
Aerospace & Defense–0.93%
Boeing Co. (The),
6.26%, 05/01/2027	519,000	531,790
6.30%, 05/01/2029	753,000	802,588
Howmet Aerospace, Inc.,
3.75%, 03/03/2028	1,691,000	1,689,361
3.90%, 04/15/2029	526,000	526,607
L3Harris Technologies, Inc., 5.40%, 01/15/2027	2,491,000	2,524,431
Lockheed Martin Corp., 4.15%, 08/15/2028	1,342,000	1,355,998
RTX Corp.,
5.75%, 11/08/2026	2,936,000	2,969,656
5.75%, 01/15/2029	788,000	828,566
TransDigm, Inc.,
6.75%, 08/15/2028(b)	874,000	890,654
6.38%, 03/01/2029(b)	7,364,000	7,573,366
		19,693,017
Agricultural & Farm Machinery–0.24%
AGCO Corp., 5.45%, 03/21/2027	918,000	929,705
CNH Industrial Capital LLC, 4.75%, 03/21/2028	519,000	526,135
Imperial Brands Finance PLC (United Kingdom), 4.50%, 06/30/2028(b)	2,512,000	2,539,654
John Deere Capital Corp.,
5.15%, 09/08/2026	697,000	702,125
4.90%, 03/03/2028	320,000	327,970
		5,025,589
Apparel Retail–0.06%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	1,272,000	1,211,085
Apparel, Accessories & Luxury Goods–0.01%
Gildan Activewear, Inc. (Canada), 4.70%, 10/07/2030(b)	307,000	309,052
Application Software–0.13%
Constellation Software, Inc. (Canada), 5.16%, 02/16/2029(b)(c)	620,000	630,283
Open Text Corp. (Canada), 6.90%, 12/01/2027(b)	232,000	238,437
Roper Technologies, Inc.,
4.25%, 09/15/2028	689,000	692,231
4.45%, 09/15/2030	345,000	347,136
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	737,000	736,455
		2,644,542
Asset Management & Custody Banks–0.88%
Ares Strategic Income Fund, 4.85%, 01/15/2029(b)	7,013,000	6,905,701
Principal Amount		Value
Asset Management & Custody Banks–(continued)
Bank of New York Mellon Corp. (The),
4.39% (SOFR + 0.68%), 06/09/2028(d)	$2,518,000	$2,526,159
4.44%, 06/09/2028(e)	1,399,000	1,409,574
4.03%, 01/22/2030(e)	7,077,000	7,089,855
Citadel L.P., 6.00%, 01/23/2030(b)	177,000	185,110
Northern Trust Corp., 4.15%, 11/19/2030	354,000	357,283
		18,473,682
Automobile Manufacturers–3.12%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	5,450,000	5,458,362
American Honda Finance Corp., 4.15%, 01/08/2029	2,572,000	2,586,734
Daimler Truck Finance North America LLC (Germany),
4.30%, 08/12/2027(b)(c)	1,853,000	1,864,811
4.95%, 01/13/2028(b)	794,000	807,894
4.15%, 01/12/2029(b)(c)	2,859,000	2,867,670
Ford Motor Credit Co. LLC,
6.66% (SOFR + 2.95%), 03/06/2026(c)(d)	2,177,000	2,177,557
5.85%, 05/17/2027	4,461,000	4,535,164
5.92%, 03/20/2028	1,671,000	1,716,543
6.80%, 11/07/2028	1,798,000	1,895,600
4.97%, 04/06/2029	1,746,000	1,757,629
Honda Motor Co. Ltd. (Japan), 4.69%, 07/08/2030	2,879,000	2,935,502
Hyundai Capital America,
5.30%, 03/19/2027(b)	1,788,000	1,812,981
4.88%, 06/23/2027(b)	3,473,000	3,515,935
5.00%, 01/07/2028(b)	4,380,000	4,457,177
5.60%, 03/30/2028(b)	480,000	494,256
4.25%, 09/18/2028(b)	1,304,000	1,310,543
4.25%, 01/08/2029(b)	3,665,000	3,686,832
5.30%, 01/08/2030(b)	1,007,000	1,048,054
4.50%, 09/18/2030(b)(c)	1,313,000	1,325,943
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	2,243,000	2,293,300
PACCAR Financial Corp.,
4.25%, 06/23/2027	5,268,000	5,313,394
Series R, 3.90%, 02/05/2029(c)	2,589,000	2,608,458
Toyota Motor Credit Corp., 4.55%, 08/07/2026	3,340,000	3,350,429
Volkswagen Group of America Finance LLC (Germany),
5.40%, 03/20/2026(b)	3,747,000	3,749,645
4.90%, 08/14/2026(b)	2,154,000	2,161,304
		65,731,717
Automotive Parts & Equipment–0.49%
BMW US Capital LLC (Germany),
4.15%, 08/11/2027(b)(c)	2,521,000	2,533,104
4.42% (SOFR + 0.71%), 08/11/2027(b)(d)	6,945,000	6,969,316
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Short Term Bond Fund

Principal Amount		Value
Automotive Parts & Equipment–(continued)
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	$373,000	$390,889
ERAC USA Finance LLC, 5.00%, 02/15/2029(b)(c)	508,000	523,283
		10,416,592
Automotive Retail–0.56%
Lithia Motors, Inc.,
4.63%, 12/15/2027(b)	6,000,000	6,006,644
5.50%, 10/01/2030(b)	3,874,000	3,900,866
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	1,857,000	1,879,158
		11,786,668
Biotechnology–0.09%
AbbVie, Inc., 4.80%, 03/15/2027	1,826,000	1,843,434
Building Products–0.08%
CRH America Finance, Inc., 4.40%, 02/09/2031	870,000	876,821
Lennox International, Inc., 5.50%, 09/15/2028	882,000	913,083
		1,789,904
Cargo Ground Transportation–0.54%
Fedex Freight Holding Co., Inc.,
4.30%, 03/15/2029(b)	1,668,000	1,672,083
4.65%, 03/15/2031(b)	810,000	814,756
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	1,005,000	1,007,405
5.35%, 01/12/2027(b)	635,000	641,510
6.05%, 08/01/2028(b)	675,000	703,980
5.25%, 02/01/2030(b)	3,866,000	4,005,342
4.55%, 01/15/2031(b)	532,000	535,518
Ryder System, Inc.,
5.30%, 03/15/2027	1,493,000	1,513,033
4.90%, 12/01/2029	483,000	496,483
		11,390,110
Commercial & Residential Mortgage Finance–0.36%
Aviation Capital Group LLC, 4.25%, 04/30/2029(b)	483,000	483,135
Nationwide Building Society (United Kingdom),
6.56%, 10/18/2027(b)(e)	1,990,000	2,021,704
4.35%, 09/30/2030(b)	3,802,000	3,831,714
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	1,310,000	1,344,740
		7,681,293
Computer & Electronics Retail–0.32%
Dell International LLC/EMC Corp., 4.15%, 02/15/2029	3,309,000	3,321,373
Leidos, Inc., 4.10%, 03/15/2029	3,455,000	3,464,387
		6,785,760
Principal Amount		Value
Construction Machinery & Heavy Transportation Equipment– 1.65%
Caterpillar Financial Services Corp.,
4.50%, 01/07/2027	$1,847,000	$1,859,679
4.09% (SOFR + 0.40%), 01/10/2028(c)(d)	3,565,000	3,571,158
3.95%, 11/14/2028	2,443,000	2,456,959
4.29% (SOFR + 0.58%), 11/14/2028(d)	3,128,000	3,143,807
3.75%, 02/23/2029	7,868,000	7,874,156
4.20% (SOFR + 0.49%), 02/23/2029(d)	11,226,000	11,267,714
Cummins, Inc., 4.25%, 05/09/2028	1,404,000	1,418,769
Komatsu Finance America, Inc., 5.50%, 10/06/2027(b)(c)	2,357,000	2,414,671
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030	688,000	708,903
		34,715,816
Construction Materials–0.09%
JH North America Holdings, Inc., 5.88%, 01/31/2031(b)	1,818,000	1,857,736
Consumer Electronics–0.81%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	14,770,000	15,046,990
5.63%, 04/24/2029(b)	1,284,000	1,340,550
Tyco Electronics Group S.A. (Switzerland), 4.50%, 02/09/2031	666,000	677,965
		17,065,505
Consumer Finance–0.93%
American Express Co.,
5.65%, 04/23/2027(e)	1,913,000	1,917,273
4.73%, 04/25/2029(e)	3,970,000	4,036,161
4.96% (SOFR + 1.26%), 04/25/2029(c)(d)	1,118,000	1,131,847
4.35%, 07/20/2029(e)	2,376,000	2,398,632
4.51% (SOFR + 0.81%), 07/20/2029(d)	3,544,000	3,551,318
Capital One Financial Corp., 7.15%, 10/29/2027(e)	979,000	998,507
General Motors Financial Co., Inc.,
5.40%, 04/06/2026	232,000	232,255
4.20%, 10/27/2028	2,515,000	2,525,272
OneMain Finance Corp., 6.50%, 03/15/2033(c)	1,190,000	1,180,308
SLM Corp., 6.50%, 01/31/2030(c)	1,302,000	1,323,175
Synchrony Financial, 5.02%, 07/29/2029(c)(e)	258,000	261,381
		19,556,129
Consumer Staples Merchandise Retail–0.15%
Walmart, Inc., 4.10%, 04/28/2027	3,195,000	3,217,143
Data Processing & Outsourced Services–0.55%
QTS Thunder Managing Issuer LLC, 5.67%, 12/10/2030	11,545,000	11,527,477
Distillers & Vintners–0.00%
Constellation Brands, Inc., 4.80%, 05/01/2030	79,000	81,028
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Short Term Bond Fund

Principal Amount		Value
Distributors–0.12%
Genuine Parts Co.,
6.50%, 11/01/2028	$1,111,000	$1,167,160
4.95%, 08/15/2029	1,392,000	1,410,570
		2,577,730
Diversified Banks–15.29%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 4.00%, 01/22/2029(b)	4,112,000	4,136,831
ASB Bank Ltd. (New Zealand), 4.16%, 10/29/2030(b)	1,860,000	1,876,560
Australia and New Zealand Banking Group Ltd. (Australia), Series A, 3.92%, 12/08/2028	8,463,000	8,507,519
Banco Bilbao Vizcaya Argentaria S.A. (Spain),
4.15%, 03/03/2029	5,600,000	5,602,239
4.58% (SOFR + 0.88%), 03/03/2029(d)	7,600,000	7,606,345
Banco Santander S.A. (Spain), 6.53%, 11/07/2027(e)	400,000	406,852
Bank of America Corp.,
4.98%, 01/24/2029(e)	5,360,000	5,457,262
4.62%, 05/09/2029(e)	1,340,000	1,359,159
4.82% (SOFR + 1.11%), 05/09/2029(c)(d)	3,894,000	3,927,641
4.71% (SOFR + 1.01%), 01/24/2031(c)(d)	1,146,000	1,152,733
Series N, 4.58% (SOFR + 0.87%), 02/06/2032(d)	5,075,000	5,067,917
Series RR, 4.38%(e)(f)	1,575,000	1,565,661
Bank of Montreal (Canada), 4.56% (SOFR + 0.86%), 01/27/2029(d)	2,661,000	2,668,457
Bank of New York Mellon (The), 4.73%, 04/20/2029(e)	1,093,000	1,111,815
Bank of Nova Scotia (The) (Canada),
4.25%, 02/02/2030(e)	8,525,000	8,568,406
8.63%, 10/27/2082(e)	5,123,000	5,417,849
Barclays PLC (United Kingdom),
6.50%, 09/13/2027(e)	2,839,000	2,875,482
5.09%, 02/25/2029(e)	2,040,000	2,078,591
4.22%, 05/24/2030(e)	1,897,000	1,898,267
4.64% (SOFR + 0.93%), 05/24/2030(d)	5,837,000	5,846,035
BNP Paribas S.A. (France),
4.79%, 05/09/2029(b)(e)	2,086,000	2,112,687
5.14% (SOFR + 1.43%), 05/09/2029(b)(d)	2,681,000	2,710,057
Canadian Imperial Bank of Commerce (Canada), 4.28%, 01/29/2030(c)(e)	7,707,000	7,759,959
Citibank N.A.,
5.49%, 12/04/2026(c)	2,410,000	2,436,375
4.42% (SOFR + 0.71%), 11/19/2027(d)	5,111,000	5,124,385
Principal Amount		Value
Diversified Banks–(continued)
Citigroup, Inc.,
4.64%, 05/07/2028(e)	$3,093,000	$3,114,988
4.85% (SOFR + 1.14%), 05/07/2028(d)	2,509,000	2,523,839
4.79%, 03/04/2029(e)	5,034,000	5,110,152
4.54%, 09/19/2030(e)	1,423,000	1,440,025
5.17% (SOFR + 1.46%), 05/07/2031(d)	731,000	746,338
4.87% (SOFR + 1.17%), 09/11/2031(c)(d)	4,300,000	4,349,760
Series T, 6.25%(c)(e)(f)	10,832,000	10,888,998
Cooperatieve Rabobank U.A. (Netherlands), 3.96%, 10/17/2028	2,008,000	2,022,347
Fifth Third Bancorp, 6.34%, 07/27/2029(e)	229,000	240,837
Fifth Third Bank N.A.,
4.50% (SOFR + 0.81%), 01/28/2028(d)	2,922,000	2,926,512
4.97%, 01/28/2028(e)	2,230,000	2,249,371
Fifth Third Financial Corp., 5.98%, 01/30/2030(e)	376,000	394,181
Goldman Sachs Bank USA, 5.28%, 03/18/2027(e)	4,628,000	4,630,657
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(e)	2,000,000	2,017,137
4.75% (SOFR + 1.04%), 11/19/2028(d)	2,883,000	2,902,722
4.75% (SOFR + 1.03%), 03/03/2029(d)	4,015,000	4,044,850
HSBC USA, Inc.,
5.29%, 03/04/2027	3,579,000	3,632,005
4.65%, 06/03/2028	2,038,000	2,072,937
ING Groep N.V. (Netherlands), 6.08%, 09/11/2027(e)	2,463,000	2,489,855
JPMorgan Chase & Co.,
6.07%, 10/22/2027(e)	2,528,000	2,562,829
5.04%, 01/23/2028(e)	2,456,000	2,478,272
5.57%, 04/22/2028(e)	1,403,000	1,428,352
4.98%, 07/22/2028(e)	4,536,000	4,597,104
4.51%, 10/22/2028(e)	2,752,000	2,776,800
4.50% (SOFR + 0.80%), 01/24/2029(c)(d)	2,025,000	2,034,862
4.92%, 01/24/2029(e)	535,000	544,912
6.09%, 10/23/2029(e)	1,379,000	1,448,966
KeyBank N.A., 5.85%, 11/15/2027(c)	1,773,000	1,826,111
Lloyds Banking Group PLC (United Kingdom),
5.99%, 08/07/2027(e)	1,991,000	2,008,004
5.46%, 01/05/2028(e)	2,963,000	2,999,816
4.77% (SOFR + 1.06%), 11/26/2028(d)	4,470,000	4,502,381
Macquarie Bank Ltd. (Australia), 4.16% (SOFR + 0.48%), 02/03/2028(b)(d)	2,270,000	2,272,678
Morgan Stanley Bank N.A.,
4.45%, 10/15/2027(c)(e)	2,164,000	2,171,973
4.95%, 01/14/2028(e)	2,672,000	2,695,182
5.50%, 05/26/2028(e)	3,118,000	3,174,441
4.97%, 07/14/2028(e)	2,724,000	2,759,516
5.02%, 01/12/2029(e)	1,075,000	1,095,933
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Morgan Stanley Private Bank N.A.,
4.45% (SOFR + 0.77%), 07/06/2028(d)	$3,421,000	$3,429,751
4.47%, 07/06/2028(e)	1,930,000	1,942,955
4.20%, 11/17/2028(e)	12,729,000	12,779,315
4.21%, 02/08/2030(c)(e)	2,794,000	2,807,672
National Australia Bank Ltd. (Australia), 4.21% (SOFR + 0.53%), 12/13/2028(b)(d)	2,750,000	2,752,552
National Securities Clearing Corp., 5.10%, 11/21/2027(b)	2,239,000	2,290,949
NatWest Group PLC (United Kingdom),
5.58%, 03/01/2028(e)	2,158,000	2,192,547
5.52%, 09/30/2028(e)	1,700,000	1,741,216
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)(c)	698,000	718,527
Pinnacle Bank, 5.96%, 01/15/2036(e)	421,000	428,092
PNC Bank N.A.,
4.54%, 05/13/2027(c)(e)	3,939,000	3,943,427
4.42% (SOFR + 0.73%), 07/21/2028(d)	2,684,000	2,689,267
4.43%, 07/21/2028(e)	3,997,000	4,025,453
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(e)	1,834,000	1,864,528
4.08%, 01/26/2029(e)	2,785,000	2,794,190
4.32% (SOFR + 0.62%), 01/26/2029(d)	2,075,000	2,075,110
5.58%, 06/12/2029(c)(e)	1,632,000	1,691,763
Royal Bank of Canada (Canada),
4.53% (SOFR + 0.83%), 01/24/2029(d)	2,403,000	2,411,199
4.97%, 01/24/2029(c)(e)	4,881,000	4,981,532
Santander UK Group Holdings PLC (United Kingdom), 4.32%, 09/22/2029(e)	3,949,000	3,964,335
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(e)	2,002,000	2,016,220
6.75%, 02/08/2028(b)(e)	1,969,000	2,017,520
4.94% (SOFR + 1.24%), 01/21/2029(b)(d)	2,089,000	2,107,127
5.55%, 01/21/2029(b)(e)	2,495,000	2,560,726
Sumitomo Mitsui Trust Bank Ltd. (Japan), 4.46% (SOFR + 0.75%), 09/11/2028(b)(d)	2,280,000	2,289,407
Toronto-Dominion Bank (The) (Canada), 4.81%, 06/03/2030	3,189,000	3,280,266
Truist Bank,
4.46% (SOFR + 0.77%), 07/24/2028(d)	3,340,000	3,347,527
4.35% (SOFR + 0.66%), 01/27/2029(d)	8,454,000	8,454,526
4.14%, 10/23/2029(c)(e)	14,478,000	14,498,230
U.S. Bancorp, 6.79%, 10/26/2027(e)	4,846,000	4,937,210
Wells Fargo & Co.,
5.71%, 04/22/2028(e)	869,000	885,033
4.97%, 04/23/2029(e)	2,480,000	2,528,654
5.57%, 07/25/2029(e)	846,000	875,329
6.30%, 10/23/2029(e)	946,000	997,793
4.18%, 01/23/2030(c)(e)	919,000	922,381
7.63%(c)(e)(f)	920,000	982,282
Principal Amount		Value
Diversified Banks–(continued)
Westpac New Zealand Ltd. (New Zealand),
4.13%, 01/29/2029(b)	$4,089,000	$4,117,012
4.45% (SOFR + 0.75%), 01/30/2031(b)(d)	5,659,000	5,671,411
		322,463,761
Diversified Capital Markets–1.02%
Deutsche Bank AG (Germany),
4.90% (SOFR + 1.21%), 01/10/2029(d)	1,208,000	1,216,811
5.37%, 01/10/2029(e)	1,758,000	1,796,991
UBS Group AG (Switzerland),
4.15%, 12/23/2029(b)(e)	4,509,000	4,512,128
4.54% (SOFR + 0.84%), 12/23/2029(b)(d)	10,372,000	10,385,057
4.21%, 04/10/2030(b)(c)(e)	3,614,000	3,620,952
		21,531,939
Diversified Financial Services–2.13%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
6.10%, 01/15/2027	3,246,000	3,301,482
5.75%, 06/06/2028	1,288,000	1,334,122
4.38%, 11/15/2030	3,238,000	3,247,426
Amrize Finance US LLC,
4.60%, 04/07/2027	2,435,000	2,453,469
4.95%, 04/07/2030	166,000	170,835
Atlas Warehouse Lending Co. L.P., 4.63%, 11/15/2028(b)	1,492,000	1,492,511
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	1,785,000	1,809,245
6.38%, 05/04/2028(b)	1,662,000	1,732,498
4.20%, 04/15/2029(b)	4,741,000	4,729,144
Citadel Finance LLC, 4.75%, 02/14/2029(b)	3,802,000	3,785,072
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(b)	16,583,000	16,892,107
LPL Holdings, Inc.,
5.70%, 05/20/2027	573,000	582,621
4.90%, 04/03/2028	2,050,000	2,074,982
6.75%, 11/17/2028	606,000	642,879
Voya Global Funding, 4.60%, 11/24/2030(b)	699,000	709,914
		44,958,307
Diversified Metals & Mining–0.11%
Glencore Funding LLC (Australia),
4.75% (SOFR + 1.06%), 04/04/2027(b)(c)(d)	1,065,000	1,069,892
4.91%, 04/01/2028(b)	458,000	466,734
5.19%, 04/01/2030(b)	297,000	307,418
Rio Tinto Finance (USA) PLC (Australia), 4.88%, 03/14/2030	441,000	455,654
		2,299,698
Diversified Support Services–0.11%
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)(c)	1,407,000	1,484,788
5.04%, 03/25/2030(b)	697,000	715,052
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Support Services–(continued)
RB Global Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	$217,000	$220,774
		2,420,614
Electric Utilities–3.28%
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	1,075,000	1,145,538
American Electric Power Co., Inc., Series C, 5.80%, 03/15/2056(e)	1,181,000	1,186,997
Capital Power (US Holdings), Inc. (Canada), 5.26%, 06/01/2028(b)	1,855,000	1,893,407
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/2028	661,000	683,292
Consolidated Edison Co. of New York, Inc., 4.23% (SOFR + 0.52%), 11/18/2027(d)	2,123,000	2,126,669
Constellation Energy Generation LLC, 3.90%, 01/08/2028	2,998,000	3,000,359
Duke Energy Corp.,
4.85%, 01/05/2027	2,239,000	2,257,217
5.00%, 12/08/2027	348,000	354,792
4.85%, 01/05/2029	518,000	530,958
Duke Energy Florida LLC, 4.20%, 12/01/2030	392,000	395,112
Exelon Corp., 5.13%, 03/15/2031(c)	839,000	874,507
FirstEnergy Transmission LLC, 4.55%, 01/15/2030	236,000	239,601
Georgia Power Co., 4.00%, 10/01/2028	2,625,000	2,640,572
Jersey Central Power & Light Co., 4.15%, 01/15/2029(b)	3,494,000	3,509,818
National Rural Utilities Cooperative Finance Corp.,
5.60%, 11/13/2026(c)	2,030,000	2,052,378
4.51% (SOFR + 0.80%), 02/05/2027(c)(d)	3,225,000	3,239,700
4.12%, 09/16/2027	2,810,000	2,824,082
3.95%, 12/10/2027	2,862,000	2,872,582
4.85%, 02/07/2029	1,006,000	1,033,693
Series D, 4.14% (SOFR + 0.43%), 08/09/2027(d)	4,351,000	4,356,354
4.15%, 08/25/2028	5,225,000	5,262,901
4.05%, 02/09/2029	2,625,000	2,638,475
NextEra Energy Capital Holdings, Inc.,
4.69%, 09/01/2027	4,126,000	4,174,079
4.85%, 02/04/2028	1,466,000	1,493,546
6.38%, 08/15/2055(e)	926,000	962,407
Niagara Mohawk Power Corp., 4.65%, 10/03/2030(b)	889,000	903,148
NRG Energy, Inc., 4.73%, 10/15/2030(b)	951,000	960,485
Oncor Electric Delivery Co. LLC, 4.50%, 03/20/2027(b)(c)	3,184,000	3,208,023
Pacific Gas and Electric Co., 6.10%, 01/15/2029	1,707,000	1,793,129
PacifiCorp, 5.10%, 02/15/2029	601,000	618,255
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	468,000	477,282
5.15%, 05/15/2030	359,000	372,224
Principal Amount		Value
Electric Utilities–(continued)
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	$136,000	$140,632
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)	1,344,000	1,359,220
5.63%, 02/15/2027(b)	1,500,000	1,500,207
4.30%, 10/15/2028(b)	2,974,000	2,978,464
4.60%, 10/15/2030(b)	506,000	509,463
4.70%, 01/31/2031(b)	583,000	586,610
Wisconsin Electric Power Co., 3.95%, 03/01/2029	1,801,000	1,807,144
Xcel Energy, Inc., 4.75%, 03/21/2028	296,000	300,781
		69,264,103
Electrical Components & Equipment–0.71%
EnerSys, 4.38%, 12/15/2027(b)	1,087,000	1,086,528
Molex Electronic Technologies LLC, 4.75%, 04/30/2028(b)	696,000	705,840
Regal Rexnord Corp., 6.05%, 04/15/2028	1,294,000	1,341,980
Vertiv Group Corp., 4.13%, 11/15/2028(b)	11,855,000	11,814,945
		14,949,293
Electronic Components–0.62%
Amphenol Corp.,
3.80%, 11/15/2027	9,760,000	9,780,206
4.24% (SOFR + 0.53%), 11/15/2027(d)	3,185,000	3,191,541
		12,971,747
Electronic Equipment & Instruments–0.04%
Keysight Technologies, Inc., 5.35%, 07/30/2030	841,000	882,272
Electronic Manufacturing Services–0.14%
Jabil, Inc., 4.20%, 02/01/2029	2,917,000	2,923,103
Environmental & Facilities Services–0.21%
Veralto Corp.,
5.50%, 09/18/2026	3,031,000	3,052,235
5.35%, 09/18/2028	1,232,000	1,272,594
		4,324,829
Fertilizers & Agricultural Chemicals–0.11%
Mosaic Co. (The), 4.35%, 01/15/2029	2,344,000	2,364,556
Financial Exchanges & Data–0.01%
Nasdaq, Inc., 5.35%, 06/28/2028	161,000	165,814
Food Retail–0.16%
Alimentation Couche-Tard, Inc. (Canada), 4.15%, 09/29/2028(b)	3,256,000	3,274,916
Forest Products–0.02%
Georgia-Pacific LLC, 4.40%, 06/30/2028(b)	441,000	446,484
Gas Utilities–0.05%
Snam S.p.A. (Italy), 5.00%, 05/28/2030(b)	511,000	526,291
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Short Term Bond Fund

Principal Amount		Value
Gas Utilities–(continued)
Southwest Gas Corp., 5.45%, 03/23/2028	$451,000	$463,703
		989,994
Health Care Distributors–0.12%
Cardinal Health, Inc., 4.50%, 09/15/2030	236,000	239,475
Cencora, Inc.,
3.95%, 02/13/2029	1,322,000	1,322,743
4.25%, 11/15/2030(c)	967,000	970,873
		2,533,091
Health Care Equipment–0.40%
GE HealthCare Technologies, Inc., 4.15%, 12/15/2028	978,000	983,388
Stryker Corp.,
4.55%, 02/10/2027	3,283,000	3,308,649
4.70%, 02/10/2028	4,133,000	4,196,424
		8,488,461
Health Care Facilities–0.27%
Ascension Health, Series 2025, 4.08%, 11/15/2028	5,714,000	5,764,370
Health Care REITs–0.03%
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030(c)	707,000	725,307
Health Care Services–0.49%
CommonSpirit Health, 4.35%, 09/01/2030	337,000	338,667
CVS Health Corp.,
5.00%, 01/30/2029	663,000	680,756
7.00%, 03/10/2055(e)	5,099,000	5,366,234
HCA, Inc., 5.00%, 03/01/2028	621,000	634,079
Icon Investments Six DAC,
5.81%, 05/08/2027	1,655,000	1,670,147
5.85%, 05/08/2029	1,536,000	1,573,016
		10,262,899
Health Care Supplies–0.21%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	3,363,000	3,309,718
Solventum Corp., 5.45%, 02/25/2027	1,087,000	1,101,805
		4,411,523
Heavy Electrical Equipment–0.04%
GE Vernova, Inc., 4.25%, 02/04/2031	822,000	827,974
Home Improvement Retail–0.47%
Lowe`s Cos., Inc.,
3.95%, 10/15/2027(c)	4,799,000	4,815,302
4.00%, 10/15/2028	5,038,000	5,054,195
		9,869,497
Hotel & Resort REITs–0.17%
Host Hotels & Resorts L.P., 4.25%, 12/15/2028	3,555,000	3,571,525
Principal Amount		Value
Hotels, Resorts & Cruise Lines–1.15%
Carnival Corp.,
5.13%, 05/01/2029(b)	$14,662,000	$14,879,305
5.75%, 03/15/2030(b)(c)	4,662,000	4,824,881
Hilton Domestic Operating Co., Inc., 3.75%, 05/01/2029(b)	1,800,000	1,753,551
Marriott International, Inc.,
4.20%, 07/15/2027	2,162,000	2,171,757
4.80%, 03/15/2030	642,000	659,506
		24,289,000
Housewares & Specialties–0.05%
Newell Brands, Inc., 6.38%, 05/15/2030(c)	950,000	953,678
Independent Power Producers & Energy Traders–0.03%
VoltaGrid LLC, 7.38%, 11/01/2030(b)	675,000	705,146
Industrial Machinery & Supplies & Components–0.08%
Ingersoll Rand, Inc., 5.20%, 06/15/2027	813,000	825,109
Nordson Corp., 5.60%, 09/15/2028	455,000	470,718
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	409,000	423,573
		1,719,400
Industrial REITs–0.01%
LXP Industrial Trust, 6.75%, 11/15/2028	124,000	131,457
Insurance Brokers–0.08%
Arthur J. Gallagher & Co., 4.60%, 12/15/2027	1,627,000	1,645,839
Integrated Oil & Gas–0.76%
SA Global Sukuk Ltd. (Saudi Arabia), 4.13%, 09/17/2030(b)	5,705,000	5,664,017
Saudi Arabian Oil Co. (Saudi Arabia),
4.00%, 02/02/2029(b)(c)	5,148,000	5,151,822
4.75%, 06/02/2030(b)	5,022,000	5,127,249
		15,943,088
Integrated Telecommunication Services–1.20%
AT&T, Inc., 4.70%, 08/15/2030(c)	1,165,000	1,194,763
NBN Co. Ltd. (Australia), 4.00%, 10/01/2027(b)	9,091,000	9,116,708
NTT Finance Corp. (Japan),
4.88%, 07/16/2030(b)	984,000	1,009,703
5.00% (SOFR + 1.31%), 07/16/2030(b)(d)	992,000	1,008,852
Orange S.A. (France), 4.00%, 01/13/2029(b)(c)	4,185,000	4,198,909
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(b)	1,184,000	1,190,139
TELUS Corp. (Canada), 6.63%, 10/15/2055(c)(e)	3,914,000	4,044,485
WULF Compute LLC, 7.75%, 10/15/2030(b)(c)	1,721,000	1,823,871
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	1,626,000	1,721,926
		25,309,356
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Short Term Bond Fund

Principal Amount		Value
Interactive Home Entertainment–0.46%
Roblox Corp., 3.88%, 05/01/2030(b)	$10,200,000	$9,746,321
Interactive Media & Services–1.26%
Alphabet, Inc.,
3.88%, 11/15/2028	3,933,000	3,962,437
3.70%, 02/15/2029	15,360,000	15,376,942
Discovery Global Holdings, Inc., 4.05%, 03/15/2029	5,600,000	5,544,672
Flutter Treasury DAC (Ireland), 5.88%, 06/04/2031(b)	411,000	410,087
Meta Platforms, Inc., 4.20%, 11/15/2030	1,361,000	1,373,298
		26,667,436
Investment Banking & Brokerage–3.83%
Charles Schwab Corp. (The),
5.88%, 08/24/2026	4,686,000	4,723,819
4.34%, 11/14/2031(e)	492,000	495,284
Goldman Sachs Group, Inc. (The),
4.52% (SOFR + 0.81%), 03/09/2027(d)	2,966,000	2,966,700
4.52% (SOFR + 0.82%), 09/10/2027(d)	246,000	246,469
4.94%, 04/23/2028(e)	1,840,000	1,857,712
4.99% (SOFR + 1.29%), 04/23/2028(c)(d)	4,151,000	4,183,144
4.15%, 01/21/2029(e)	6,335,000	6,339,265
4.15%, 10/21/2029(e)	11,773,000	11,778,147
4.78% (SOFR + 1.08%), 01/28/2031(c)(d)	4,782,000	4,814,502
Series O, 5.30%(c)(e)(f)	6,402,000	6,442,781
Series W, 7.50%(e)(f)	10,381,000	11,104,244
Morgan Stanley,
5.65%, 04/13/2028(e)	925,000	941,495
4.99%, 04/12/2029(e)	2,360,000	2,403,248
5.45%, 07/20/2029(e)	465,000	479,549
4.24%, 01/09/2030(e)	5,678,000	5,698,623
Series I, 4.13%, 10/18/2029(e)	14,704,000	14,728,605
4.36%, 10/22/2031(e)	1,542,000	1,545,948
		80,749,535
IT Consulting & Other Services–0.13%
International Business Machines Corp., 4.00%, 02/03/2029(c)	2,836,000	2,846,614
Leisure Facilities–0.12%
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	2,449,000	2,493,486
Life & Health Insurance–3.57%
American National Global Funding, 5.55%, 01/28/2030(b)	502,000	514,942
Athene Global Funding,
5.62%, 05/08/2026(b)	3,352,000	3,360,690
4.86%, 08/27/2026(b)	3,802,000	3,816,245
5.52%, 03/25/2027(b)	1,338,000	1,358,016
Constellation Global Funding, 4.85%, 10/22/2030(b)	896,000	895,547
Principal Amount		Value
Life & Health Insurance–(continued)
Corebridge Global Funding,
5.00% (SOFR + 1.30%), 09/25/2026(b)(d)	$2,793,000	$2,807,003
4.65%, 08/20/2027(b)	2,056,000	2,075,947
5.90%, 09/19/2028(b)	891,000	930,383
4.56% (SOFR + 0.86%), 12/15/2028(b)(d)	8,055,000	8,054,191
5.20%, 01/12/2029(b)(c)	676,000	696,267
5.20%, 06/24/2029(b)(c)	1,251,000	1,285,760
Equitable America Global Funding,
3.95%, 09/15/2027(b)	3,218,000	3,216,862
4.65%, 06/09/2028(b)	2,619,000	2,649,783
GA Global Funding Trust,
4.40%, 09/23/2027(b)(c)	2,880,000	2,890,371
5.50%, 01/08/2029(b)	1,535,000	1,574,164
Lincoln Financial Global Funding, 4.63%, 05/28/2028(b)	4,165,000	4,190,846
MassMutual Global Funding II, 5.10%, 04/09/2027(b)(c)	3,156,000	3,202,620
New York Life Global Funding,
4.15%, 07/25/2028(b)	6,618,000	6,658,770
4.36% (SOFR + 0.66%), 07/25/2028(b)(d)	6,315,000	6,339,151
Northwestern Mutual Global Funding, 5.07%, 03/25/2027(b)	1,616,000	1,637,129
Pacific Life Global Funding II,
5.50%, 08/28/2026(b)	3,333,000	3,358,422
4.50%, 08/28/2029(b)(c)	3,958,000	4,018,470
Pricoa Global Funding I,
5.55%, 08/28/2026(b)(c)	1,603,000	1,615,509
4.40%, 08/27/2027(b)(c)	1,845,000	1,863,175
Principal Life Global Funding II, 5.00%, 01/16/2027(b)(c)	650,000	656,757
Protective Life Corp., 4.70%, 01/15/2031(b)	519,000	524,320
Protective Life Global Funding, 4.16%, 01/15/2029(b)	5,147,000	5,155,209
		75,346,549
Life Sciences Tools & Services–0.04%
Thermo Fisher Scientific, Inc., 4.22%, 02/12/2031	907,000	914,643
Managed Health Care–0.10%
UnitedHealth Group, Inc., 4.75%, 07/15/2026	2,108,000	2,115,134
Marine Transportation–0.10%
NCL Corp. Ltd., 5.88%, 01/15/2031(b)	2,042,000	2,064,482
Multi-Family Residential REITs–0.23%
Camden Property Trust, 5.85%, 11/03/2026(c)	4,846,000	4,901,803
Multi-Utilities–0.33%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	1,440,000	1,444,968
DTE Energy Co., 4.95%, 07/01/2027	562,000	568,907
NiSource, Inc., 5.25%, 03/30/2028	216,000	221,524
Sempra, 6.38%, 04/01/2056(e)	265,000	271,412
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Short Term Bond Fund

Principal Amount		Value
Multi-Utilities–(continued)
WEC Energy Group, Inc.,
5.15%, 10/01/2027	$452,000	$460,123
4.75%, 01/15/2028	3,850,000	3,909,945
		6,876,879
Office REITs–0.01%
COPT Defense Properties L.P., 4.50%, 10/15/2030	177,000	177,823
Oil & Gas Exploration & Production–0.60%
Diamondback Energy, Inc.,
5.20%, 04/18/2027	789,000	799,296
5.15%, 01/30/2030(c)	552,000	573,178
EOG Resources, Inc., 4.40%, 07/15/2028	441,000	446,934
EQT Corp., 6.50%, 07/01/2027	7,360,000	7,513,959
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	2,584,214	2,650,205
Var Energi ASA (Norway), 5.88%, 05/22/2030(b)	644,000	676,815
		12,660,387
Oil & Gas Storage & Transportation–1.78%
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	349,000	351,368
Energy Transfer L.P.,
6.05%, 12/01/2026	2,004,000	2,030,960
5.50%, 06/01/2027	5,617,000	5,703,569
6.10%, 12/01/2028	701,000	738,066
4.55%, 01/15/2031	683,000	689,692
6.50%, 02/15/2056(e)	2,975,000	3,007,921
Series H, 6.50%(e)(f)	175,000	175,897
Enterprise Products Operating LLC, 4.30%, 06/20/2028	3,892,000	3,934,625
Kinder Morgan, Inc.,
5.10%, 08/01/2029	1,575,000	1,633,536
5.15%, 06/01/2030	344,000	358,078
MPLX L.P., 4.80%, 02/15/2031(c)	712,000	727,045
ONEOK, Inc., 5.55%, 11/01/2026	930,000	938,458
Plains All American Pipeline L.P., Series B, 8.02% (3 mo. Term SOFR + 4.37%)(d)(f)	4,776,000	4,775,467
South Bow USA Infrastructure Holdings LLC (Canada),
4.91%, 09/01/2027	2,860,000	2,891,867
5.03%, 10/01/2029	689,000	704,659
Southern Co. Gas Capital Corp., Series A, 4.05%, 09/15/2028	854,000	857,103
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/2028	4,232,000	4,553,837
Western Midstream Operating L.P., 4.80%, 03/01/2031	565,000	569,979
Williams Cos., Inc. (The),
5.30%, 08/15/2028	1,940,000	2,003,324
4.80%, 11/15/2029	862,000	884,179
		37,529,630
Packaged Foods & Meats–0.56%
Campbell’s Co. (The), 5.20%, 03/19/2027	499,000	505,586
General Mills, Inc., 5.50%, 10/17/2028(c)	897,000	930,685
Principal Amount		Value
Packaged Foods & Meats–(continued)
Mars, Inc.,
4.45%, 03/01/2027(b)(c)	$4,496,000	$4,533,776
4.60%, 03/01/2028(b)(c)	4,851,000	4,923,312
McCormick & Co., Inc., 4.15%, 02/15/2029	828,000	833,658
		11,727,017
Paper & Plastic Packaging Products & Materials–0.12%
Berry Global, Inc., 4.88%, 07/15/2026(b)	611,000	611,128
Sealed Air Corp., 5.00%, 04/15/2029(b)	1,800,000	1,815,639
		2,426,767
Passenger Airlines–0.73%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	788,435	767,322
Series B, 5.65%, 11/11/2034	2,386,000	2,449,819
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	125,000	125,249
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(b)	139,889	136,832
Delta Air Lines, Inc.,
4.95%, 07/10/2028	5,168,000	5,255,102
5.25%, 07/10/2030(c)	784,000	808,768
United Airlines Holdings, Inc.,
4.88%, 03/01/2029	4,655,000	4,700,215
5.38%, 03/01/2031	247,000	252,140
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	826,389	846,813
		15,342,260
Pharmaceuticals–1.49%
EMD Finance LLC (Germany),
4.13%, 08/15/2028(b)	1,559,000	1,566,944
4.38%, 10/15/2030(b)	4,015,000	4,051,374
Merck & Co., Inc.,
3.85%, 03/15/2029(c)	8,146,000	8,180,358
4.29% (SOFR + 0.57%), 03/15/2029(d)	1,817,000	1,822,830
4.15%, 03/15/2031(c)	1,023,000	1,030,194
Novartis Capital Corp., 3.90%, 11/05/2028	3,803,000	3,822,881
Pfizer, Inc., 3.88%, 11/15/2027(c)	9,736,000	9,786,090
Zoetis, Inc., 4.15%, 08/17/2028	1,196,000	1,205,304
		31,465,975
Rail Transportation–0.27%
TTX Co., 5.50%, 09/25/2026(b)	5,659,000	5,701,521
Real Estate Development–0.07%
Essential Properties L.P., 2.95%, 07/15/2031	1,535,000	1,419,382
Regional Banks–0.33%
Santander Holdings USA, Inc., 6.12%, 05/31/2027(e)	1,535,000	1,541,398
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Short Term Bond Fund

Principal Amount		Value
Regional Banks–(continued)
Zions Bancorporation N.A.,
4.70%, 08/18/2028(e)	$2,029,000	$2,040,737
4.48%, 02/09/2029(e)	3,307,000	3,309,005
		6,891,140
Reinsurance–0.41%
Fortitude Global Funding, 4.63%, 10/06/2028(b)	5,286,000	5,305,709
RGA Global Funding, 4.35%, 08/25/2028(b)	3,340,000	3,359,928
		8,665,637
Retail REITs–0.23%
Realty Income Corp., 3.95%, 02/01/2029	4,930,000	4,942,041
Self-Storage REITs–0.27%
Extra Space Storage L.P., 5.70%, 04/01/2028	462,000	477,237
Public Storage Operating Co., 4.39% (SOFR + 0.70%), 04/16/2027(d)	5,177,000	5,199,323
		5,676,560
Semiconductors–1.08%
Broadcom, Inc.,
5.05%, 07/12/2027	1,766,000	1,795,839
4.30%, 01/15/2031(c)	3,577,000	3,609,641
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	1,706,000	1,801,310
5.50%, 01/25/2031(b)	1,028,000	1,073,425
SK hynix, Inc. (South Korea),
4.25%, 09/11/2028(b)	9,524,000	9,606,635
4.38%, 09/11/2030(b)	4,894,000	4,967,726
		22,854,576
Soft Drinks & Non-alcoholic Beverages–0.28%
Keurig Dr Pepper, Inc.,
4.29% (SOFR + 0.58%), 11/15/2026(d)	5,690,000	5,697,109
4.35%, 05/15/2028	294,000	295,830
		5,992,939
Sovereign Debt–2.02%
Colombia Government International Bond (Colombia),
5.38%, 01/21/2029	9,262,000	9,248,107
6.13%, 01/21/2031	1,530,000	1,530,229
Egyptian Financial Co. for Sovereign Taskeek (The) (Egypt), 6.38%, 04/07/2029(b)	1,527,000	1,545,309
Indonesia Government International Bond (Indonesia), 4.40%, 03/10/2029	9,538,000	9,622,200
Kuwait International Government Bond (Kuwait),
4.02%, 10/09/2028(b)	14,647,000	14,729,759
4.14%, 10/09/2030(b)	1,953,000	1,962,548
Romanian Government International Bond (Romania), 5.88%, 01/30/2029(b)	3,794,000	3,943,148
		42,581,300
Principal Amount		Value
Specialized Consumer Services–0.05%
Rentokil Terminix Funding LLC, 5.00%, 04/28/2030(b)	$988,000	$1,011,946
Specialty Chemicals–0.30%
OCP S.A. (Morocco), 6.10%, 04/30/2030(b)	1,149,000	1,202,082
Sherwin-Williams Co. (The), 4.30%, 08/15/2028	5,083,000	5,130,520
		6,332,602
Steel–0.27%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	1,383,000	1,438,548
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029(b)	2,750,000	2,834,714
POSCO Holdings, Inc. (South Korea), 5.13%, 05/07/2030(b)	1,415,000	1,469,010
		5,742,272
Systems Software–0.69%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	2,700,000	2,566,630
Oracle Corp.,
4.55%, 02/04/2029	5,167,000	5,177,966
4.81% (SOFR + 1.11%), 02/04/2029(d)	6,075,000	6,068,815
4.45%, 09/26/2030(c)	753,000	738,738
		14,552,149
Tobacco–0.43%
Altria Group, Inc., 4.88%, 02/04/2028	1,360,000	1,384,978
Philip Morris International, Inc.,
4.75%, 02/12/2027	2,175,000	2,195,352
4.38%, 11/01/2027	2,762,000	2,790,511
5.13%, 11/17/2027	676,000	690,418
4.13%, 04/28/2028	899,000	905,543
5.25%, 09/07/2028	1,040,000	1,076,326
		9,043,128
Trading Companies & Distributors–0.17%
Air Lease Corp., Series B, 4.65%(c)(e)(f)	1,651,000	1,650,134
Mitsubishi Corp. (Japan), 5.00%, 07/02/2029(b)	1,793,000	1,853,562
		3,503,696
Wireless Telecommunication Services–0.03%
T-Mobile USA, Inc., 4.95%, 03/15/2028	551,000	562,493
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,337,657,725)		1,351,311,583

Asset-Backed Securities–27.43%
AGL CLO 17 Ltd., Series 2022-17A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(d)	4,509,000	4,510,813
ALA Trust, Series 2025-OANA, Class B, 5.50% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(d)	6,200,000	6,241,123
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Short Term Bond Fund

Principal Amount		Value

Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(g)	$300,790	$295,152
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(g)	1,258,860	1,214,524
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(g)	534,918	519,239
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(g)	2,046,529	1,807,354
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(g)	7,964,300	7,080,373
Series 2022-1, Class A1, 3.88%, 12/25/2066(b)	5,124,773	4,982,320
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	3,356,606	3,377,668
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	2,797,823	2,817,561
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	4,436,853	4,478,300
Ares LIII CLO Ltd., Series 2019-53A, Class A1R2, 4.76% (3 mo. Term SOFR + 1.09%), 10/24/2036(b)(d)	4,025,000	4,030,881
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-5A, Class A, 6.12%, 04/20/2027(b)	6,333,333	6,346,688
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	2,033,000	2,083,673
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	2,425,000	2,436,283
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	6,690,000	6,893,297
Series 2025-3A, Class A, 4.17%, 02/20/2030(b)	2,155,000	2,167,054
Series 2025-4A, Class A, 4.40%, 02/20/2032(b)	4,820,000	4,869,798
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-4A, Class A1RR, 4.66% (3 mo. Term SOFR + 0.99%), 04/23/2035(b)(d)	535,000	535,374
Series 2021-1A, Class AR, 4.61% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(d)	2,452,000	2,453,324
Series 2021-3A, Class AR, 4.73% (3 mo. Term SOFR + 1.06%), 07/24/2034(b)(d)	705,000	705,809
Series 2021-6A, Class A1R, 4.76% (3 mo. Term SOFR + 1.09%), 10/21/2034(b)(d)	1,210,000	1,211,557
Banc of America Mortgage Trust, Series 2004-D, Class 2A2, 6.44%, 05/25/2034(g)	7,878	7,586
Barings Equipment Finance LLC, Series 2025-B, Class A3, 4.13%, 10/13/2032(b)	2,090,000	2,111,969
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(g)	4,110,701	3,770,062
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(g)	5,002,505	4,478,010
Principal Amount		Value

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(d)	$67,391	$65,708
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(d)	145,392	142,015
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.52%, 01/15/2051(h)	16,382,962	149,268
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(d)	5,262,000	5,264,331
BlackRock CLO L.P., Series 2025- 2A, Class A, 5.05% (3 mo. Term SOFR + 1.27%), 11/21/2033(b)(d)	3,485,000	3,488,241
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(g)	256,348	252,506
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.55%, 06/15/2044(b)(g)	4,936,000	5,186,368
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, 4.74% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(d)	1,523,000	1,524,786
BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 4.62% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(d)	2,581,069	2,580,716
BX Trust,
Series 2021-LGCY, Class A, 4.28% (1 mo. Term SOFR + 0.62%), 10/15/2036(b)(d)	25,000,000	24,987,370
Series 2022-LBA6, Class A, 4.66% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(d)	5,550,000	5,556,719
Series 2022-LBA6, Class B, 4.96% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(d)	3,435,000	3,436,951
Series 2022-LBA6, Class C, 5.26% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(d)	1,835,000	1,836,401
Series 2025-VLT6, Class A, 5.10% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(d)	4,055,000	4,050,454
Series 2025-VLT6, Class B, 5.55% (1 mo. Term SOFR + 1.89%), 03/15/2042(b)(d)	2,870,000	2,866,153
Series 2025-VOLT, Class A, 5.36% (1 mo. Term SOFR + 1.70%), 12/15/2044(b)(d)	7,000,000	7,018,880
Series 2025-VOLT, Class B, 5.76% (1 mo. Term SOFR + 2.10%), 12/15/2044(b)(d)	10,610,000	10,652,453
Series 2025-VOLT, Class C, 6.01% (1 mo. Term SOFR + 2.35%), 12/15/2044(b)(d)	3,475,000	3,489,710
Series 2025-VOLT, Class D, 6.41% (1 mo. Term SOFR + 2.75%), 12/15/2044(b)(d)	3,245,000	3,259,879
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Short Term Bond Fund

Principal Amount		Value

Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class A1R4, 4.55% (3 mo. Term SOFR + 0.88%), 01/20/2032(b)(d)	$2,116,956	$2,118,279
Carlyle US CLO Ltd., Series 2022- 1A, Class A1R, 4.65% (3 mo. Term SOFR + 0.98%), 04/15/2035(b)(d)	3,500,590	3,501,637
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	11,274,000	11,383,286
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 0.87%, 11/13/2050(h)	6,351,605	66,487
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 4.73% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(d)	2,133,810	2,136,413
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055(b)	13,275,000	12,952,325
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(g)	39,928	38,844
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(g)	1,262,805	1,180,936
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.67%, 01/25/2036(g)	156,121	145,581
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.97%, 10/12/2050(h)	17,936,299	220,199
Citigroup Mortgage Loan Trust,
Series 2004-UST1, Class A4, 6.53%, 08/25/2034(g)	23,978	22,837
Series 2006-AR1, Class 1A1, 5.90% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(d)	269,868	264,115
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(g)	4,800,000	4,123,266
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(g)	3,777,233	3,512,581
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(g)	2,789,031	2,616,067
Series 2022-2, Class A1, 3.99%, 02/25/2067(b)	3,083,784	3,006,244
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/2050(b)	1,790,000	1,805,766
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	118,733	118,886
Series 2005-J4, Class A7, 5.50%, 11/25/2035	227,041	189,366
Principal Amount		Value

Credit Suisse Mortgage Capital Trust,
Series 2020-AFC1, Class A1, 3.24%, 02/25/2050(b)(g)	$1,998,342	$1,937,529
Series 2021-INV1, Class A4, 2.50%, 07/25/2056(b)(g)	9,590,684	8,911,562
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(g)	582,460	535,892
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(g)	2,993,412	2,726,677
Series 2022-ATH1, Class A1A, 3.87%, 01/25/2067(b)(g)	3,358,315	3,317,215
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(g)	4,173,791	4,163,590
Domino’s Pizza Master Issuer LLC, Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	3,590,000	3,662,772
Ellington Financial Mortgage Trust,
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(g)	819,183	729,002
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(g)	2,931,726	2,664,695
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)	4,163,315	4,153,755
Enterprise Fleet Financing LLC,
Series 2024-2, Class A2, 5.74%, 12/20/2026(b)	287,181	287,906
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	730,000	741,015
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	1,490,000	1,507,080
Series 2025-4, Class A3, 4.11%, 12/20/2029(b)	2,010,000	2,027,806
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(g)	6,881,131	6,304,973
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(g)	1,455,052	1,336,112
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(d)	5,654,000	5,655,860
GCAT Trust,
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(g)	697,304	689,345
Series 2020-NQM2, Class A1, 2.56%, 04/25/2065(b)	419,409	406,590
Series 2024-INV1, Class 2A2, 6.50%, 01/25/2054(b)(g)	1,924,400	1,978,373
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	1,424,664	1,442,307
Series 2026-NQM1, Class A1, 4.79%, 12/25/2070(b)(g)	4,600,000	4,609,288
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 4.82% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(d)	2,228,000	2,230,491
Golub Capital Partners CLO 53(B) Ltd., Series 2021-53A, Class AR, 4.65% (3 mo. Term SOFR + 0.98%), 07/20/2034(b)(d)	6,284,000	6,288,688
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Short Term Bond Fund

Principal Amount		Value

GS Mortgage-Backed Securities Trust,
Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(g)	$3,781,694	$3,464,782
Series 2025-NQM5, Class A1, 5.01%, 07/25/2065(b)	3,525,060	3,543,245
Series 2026-NQM1, Class A1, 4.87%, 03/25/2066(b)(g)	1,338,406	1,343,288
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.00%, 07/25/2035(g)	16,229	15,756
Harbor Park CLO Ltd., Series 2018-1A, Class AR2, 4.62% (3 mo. Term SOFR + 0.95%), 01/20/2031(b)(d)	2,230,263	2,231,967
IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(b)(i)	6,557,000	6,555,033
IP Mortgage Trust, Series 2025-IP, Class A, 5.25%, 06/10/2042(b)(g)	3,000,000	3,081,266
J.P. Morgan Mortgage Trust, Series 2025-NQM4, Class A1, 4.95%, 03/25/2066(b)(g)	984,283	988,632
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(g)	68,433	68,378
JPMBB Commercial Mortgage Securities Trust, Series 2015- C27, Class XA, IO, 0.76%, 02/15/2048(h)	3,345,127	262
Juniper Valley Park CLO Ltd., Series 2023-1A, Class ARR, 4.75% (3 mo. Term SOFR + 1.08%), 07/20/2036(b)(d)	4,985,000	4,989,576
Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, 5.60%, 03/25/2056(b)	4,200,000	4,266,445
Magnetite XXXI Ltd., Series 2021- 31A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2034(b)(d)	4,760,000	4,768,220
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(g)	2,884,726	2,641,423
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(g)	2,879,203	2,631,314
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(g)	135,937	130,465
Metronet Infrastructure Issuer LLC, Series 2025-4A, Class A2, 5.16%, 12/20/2055(b)	1,520,000	1,548,194
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(g)	5,005,310	4,651,667
MILE Trust,
Series 2025-STNE, Class B, 5.36% (1 mo. Term SOFR + 1.70%), 07/15/2042(b)(d)	1,515,000	1,518,444
Series 2025-STNE, Class C, 5.76% (1 mo. Term SOFR + 2.10%), 07/15/2042(b)(d)	1,195,000	1,198,152
MMAF Equipment Finance LLC, Series 2020-A, Class A3, 0.97%, 04/09/2027(b)	726,156	722,594
Principal Amount		Value

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class B, 5.69%, 11/15/2058(g)	$1,895,000	$1,959,529
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(h)	6,811,353	82,250
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(g)	4,856,321	4,926,231
Series 2025-NQM8, Class A1, 4.96%, 09/25/2070(b)(g)	2,023,633	2,029,292
Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(b)	2,059,304	2,102,664
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class AR2, 4.63% (3 mo. Term SOFR + 0.96%), 10/20/2036(b)(d)	3,320,000	3,322,025
Neuberger Berman Loan Advisers CLO 47 Ltd., Series 2022-47A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 04/16/2035(b)(d)	3,660,000	3,665,691
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(g)	348,122	337,324
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(g)	722,401	688,799
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(g)	2,981,125	2,871,172
NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2, 4.23%, 10/15/2030(b)	1,340,000	1,352,516
Oaktree CLO Ltd., Series 2021-2A, Class AR, 4.64% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(d)	5,654,000	5,655,510
OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(g)	4,435,872	3,928,928
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(g)	3,595,785	3,325,867
Series 2022-NQM7, Class A1, 5.11%, 08/25/2062(b)	2,540,262	2,540,000
Series 2023-NQM1, Class A1, 6.12%, 11/25/2062(b)(g)	2,356,672	2,361,532
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(g)	3,347,544	3,070,010
Pikes Peak CLO 6, Series 2020-6A, Class ARR, 4.60% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(d)	3,978,000	3,977,403
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I, 5.27%, 12/06/2055(b)	1,300,000	1,322,511
PRKCM Trust,
Series 2021-AFC2, Class M1, 5.34%, 08/25/2057(b)(g)	3,892,106	3,898,808
Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)	3,381,510	3,421,202
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Short Term Bond Fund

Principal Amount		Value

Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	$3,058,619	$2,932,325
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	8,177,258	8,177,381
Provident Funding Mortgage Trust, Series 2025-4, Class A1, 6.00%, 09/25/2055(b)(g)	4,526,058	4,608,421
Qdoba Funding LLC, Series 2023- 1A, Class A2, 8.50%, 09/14/2053(b)	6,368,040	6,670,852
Rate Mortgage Trust, Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(g)	1,624,750	1,657,500
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	2,359	1,931
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(g)	31,174	31,071
RR 16 Ltd., Series 2021-16A, Class A1R, 4.72% (3 mo. Term SOFR + 1.05%), 07/15/2036(b)(d)	3,115,000	3,116,075
RR 17 Ltd., Series 2021-17A, Class A1AR, 4.74% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(d)	8,860,000	8,870,889
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	2,518,576	2,517,747
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(g)	391,384	345,873
Series 2013-6, Class A2, 3.00%, 05/25/2043(g)	483,467	451,312
Series 2013-7, Class A2, 3.00%, 06/25/2043(g)	298,518	277,684
Series 2025-10, Class A1, 5.50%, 11/25/2055(b)(g)	4,467,170	4,508,389
SHRN Trust,
Series 2025-MF18, Class A, 4.86% (1 mo. Term SOFR + 1.20%), 10/15/2040(b)(d)	7,045,000	7,057,975
Series 2025-MF18, Class B, 5.11% (1 mo. Term SOFR + 1.45%), 10/15/2040(b)(d)	1,385,000	1,388,320
Series 2025-MF18, Class C, 5.36% (1 mo. Term SOFR + 1.70%), 10/15/2040(b)(d)	590,000	591,379
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR4, 4.75% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(d)	4,931,000	4,938,318
Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	4,406,392	4,148,017
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(g)	59,804	57,944
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(g)	421,506	405,835
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(g)	3,692,214	3,387,306
Principal Amount		Value

Structured Asset Securities Corp. Pass-Through Ctfs., Series 2002-AL1, Class AIO, 3.45%, 02/25/2032(g)	$125,038	$6,085
Subway Funding LLC,
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	3,101,737	3,138,759
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	2,952,625	2,950,320
Switch ABS Issuer LLC, Series 2025-2A, Class A21, 5.12%, 10/25/2055(b)	5,605,000	5,654,827
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 4.87% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(d)	478,382	478,825
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 4.77% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(d)	1,734,924	1,739,900
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, 4.57% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(d)	2,934,326	2,936,002
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	1,995,000	2,026,033
Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, 08/25/2055(b)	2,254,350	2,284,653
Textainer Marine Containers Ltd., Series 2021-3A, CLass A, 1.94%, 08/20/2046(b)	1,760,000	1,610,351
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	4,147,360	3,947,513
Thayer Park, CLO Ltd., Series 2017-1A, Class A1RR, 4.67% (3 mo. Term SOFR + 1.00%), 04/20/2034(b)(d)	5,425,000	5,427,110
TierPoint Issuer LLC, Series 2025- 1A, Class A2, 6.15%, 04/26/2055(b)	4,388,000	4,482,915
Tricon Residential Trust, Series 2025-SFR1, Class A, 4.76% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(d)	3,995,561	3,999,117
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.09%, 11/15/2050(h)	8,234,165	99,304
Urbacon DC L.P., Series 2025-1A, Class A2, 4.51%, 08/25/2055(b)	5,000,000	3,722,298
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, 11/15/2055(b)	2,870,000	2,889,568
VDCM Commercial Mortgage Trust,
Series 2025-AZ, Class A, 5.23%, 07/13/2044(b)(g)	5,295,000	5,415,766
Series 2025-AZ, Class B, 5.48%, 07/13/2044(b)(g)	1,995,000	2,039,930
Series 2025-AZ, Class D, 6.43%, 07/13/2044(b)(g)	3,360,000	3,458,254
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Short Term Bond Fund

Principal Amount		Value

Verus Securitization Trust,
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(g)	$1,387,648	$1,278,261
Series 2021-2, Class A1, 1.03%, 02/25/2066(b)(g)	899,350	832,466
Series 2021-7, Class A1, 2.83%, 10/25/2066(b)	4,131,632	3,883,708
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(g)	503,567	489,972
Series 2022-1, Class A1, 3.72%, 01/25/2067(b)	2,850,183	2,748,372
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(g)	1,433,297	1,440,003
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	395,971	385,671
Voya CLO Ltd., Series 2021-1A, Class AR, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2034(b)(d)	9,195,000	9,196,352
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.67%, 10/25/2033(g)	52,461	50,848
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(g)	24,963	23,660
Series 2005-AR16, Class 1A1, 4.30%, 12/25/2035(g)	102,895	95,104
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.82%, 12/15/2050(h)	9,715,650	121,099
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/2035(b)(g)	6,916,000	7,091,039
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	10,000,000	10,117,944
Whetstone Park CLO Ltd., Series 2021-1A, Class A1R, 4.74% (3 mo. Term SOFR + 1.07%), 01/20/2035(b)(d)	9,560,000	9,576,462
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	9,545,225	9,165,571
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	5,200,000	5,372,865
Total Asset-Backed Securities (Cost $587,810,230)		578,464,177
U.S. Treasury Securities–5.07%
U.S. Treasury Bills–0.61%
3.53% - 4.12%, 05/14/2026(j)(k)	12,821,000	12,727,797
U.S. Treasury Notes–4.46%
3.50%, 01/31/2028	49,533,500	49,632,180
3.50%, 02/15/2029	7,719,400	7,743,825
3.75%, 01/31/2031	36,325,200	36,699,803
		94,075,808
Total U.S. Treasury Securities (Cost $106,307,983)		106,803,605
Principal Amount		Value
Variable Rate Senior Loan Interests–1.38%(l)(m)
Aerospace & Defense–0.05%
TransDigm, Inc., Term Loan M, 6.17% (1 mo. Term SOFR + 2.50%), 08/19/2032	$1,106,028	$1,106,952
Real Estate Development–0.16%
VCI Asset Holdings 2 LLC, Term Loan, 9.50%, 02/06/2031(i)	3,498,292	3,463,309
Restaurants–0.87%
Raising Cane’s Restaurants LLC,
Term Loan B, 5.67% (1 mo. Term SOFR + 2.00%), 09/10/2031	6,609,534	6,613,665
Term Loan, 5.67% (1 mo. Term SOFR + 2.00%), 11/03/2032	11,780,000	11,780,000
		18,393,665
Wireless Telecommunication Services–0.30%
X Corp.,
Term Loan B, 9.50%, 10/27/2029	5,000,000	5,253,750
Term Loan B , 10.45% (6 mo. SOFR + 6.75%), 10/27/2029	984,733	988,529
		6,242,279
Total Variable Rate Senior Loan Interests (Cost $28,988,146)		29,206,205
Shares
Exchange-Traded Funds–0.93%
Invesco High Yield Systematic Bond ETF(n)	195,200	4,393,386
Invesco Short Duration High Yield ETF(n)	9,000	231,171
Invesco Short Duration Total Return Bond ETF(n)	592,300	14,925,960
Total Exchange-Traded Funds (Cost $19,525,530)		19,550,517
Preferred Stocks–0.36%
Diversified Financial Services–0.29%
Apollo Global Management, Inc., 7.63%, Pfd.(e)	239,775	6,157,422
Systems Software–0.07%
Oracle Corp., 6.50%, Class D, Conv. Pfd.	30,257	1,391,520
Total Preferred Stocks (Cost $7,507,225)		7,548,942
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.36%
Collateralized Mortgage Obligations–0.19%
Fannie Mae Interest STRIPS,
IO, 7.50%, 11/25/2029(o)	$148,118	13,192
6.50%, 02/25/2032 to 07/25/2032(o)	119,535	12,997
6.00%, 12/25/2032 to 09/25/2035(o)	302,735	33,489
5.50%, 11/25/2033 to 06/25/2035(o)	264,927	33,907
PO, 0.00%, 09/25/2032(p)	10,140	9,413
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Short Term Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(o)	$92,140	$1,130
4.13% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 to 12/18/2031(d)(o)	59,204	5,182
4.12% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(d)(o)	13,510	1,332
4.17% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032 to 07/25/2032(d)(o)	50,680	3,751
4.23% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(d)(o)	26,975	2,643
4.32% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(d)(o)	37,922	3,711
3.22% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(d)(o)	25,523	2,015
4.02% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(d)(o)	12,543	1,307
4.22% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 to 09/25/2032(d)(o)	76,595	7,413
4.33% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(d)(o)	52,830	4,596
4.47% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(d)(o)	72,266	10,393
7.00%, 04/25/2033(o)	336,908	39,436
2.92% (6.70% - (30 Day Average SOFR + 0.11%)), 02/25/2035(d)(o)	318,442	25,996
2.27% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(d)(o)	177,396	15,061
2.97% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 05/25/2035(d)(o)	60,787	2,401
2.82% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(d)(o)	63,382	2,969
3.50%, 08/25/2035(o)	1,696,677	165,551
2.76% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(d)(o)	75,406	6,080
4.00%, 04/25/2041 to 08/25/2047(o)	441,430	70,421
2.77% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(d)(o)	167,906	12,792
2.37% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(d)(o)	413,179	48,876
4.50%, 02/25/2043(o)	99,111	11,162
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
5.50%, 07/25/2046(o)	$459,730	$57,919
2.12% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(d)(o)	3,517,102	386,002
6.50%, 11/25/2029	13,635	13,876
4.78% (30 Day Average SOFR + 1.11%), 04/25/2032(d)	16,174	16,366
4.27% (30 Day Average SOFR + 0.61%), 10/18/2032(d)	8,189	8,198
4.18% (30 Day Average SOFR + 0.51%), 11/25/2033 to 03/25/2042(d)	52,399	52,129
5.50%, 04/25/2035 to 03/25/2037	858,447	893,701
10.70% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(d)	40,256	48,666
10.33% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(d)	112,947	135,480
10.33% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(d)	16,258	18,638
4.00%, 03/25/2041	60,705	59,017
4.23% (30 Day Average SOFR + 0.56%), 02/25/2047(d)	32,642	32,612
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K735, Class X1, IO, 0.95%, 05/25/2026(h)	19,532,560	21,898
Series K093, Class X1, IO, 0.94%, 05/25/2029(h)	20,408,719	517,010
Freddie Mac REMICs,
IO, 3.00%, 06/15/2027 to 12/15/2027(o)	333,030	4,353
2.50%, 05/15/2028(o)	116,677	2,188
4.28% (8.05% - (30 Day Average SOFR + 0.11%)), 02/15/2029(d)(o)	44,378	2,441
3.98% (7.75% - (30 Day Average SOFR + 0.11%)), 06/15/2029(d)(o)	41,227	2,128
4.33% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029 to 09/15/2029(d)(o)	25,907	1,488
2.93% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(d)(o)	182,105	11,961
2.98% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(d)(o)	35,741	2,306
2.95% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(d)(o)	76,707	4,824
2.38% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(d)(o)	89,639	4,633
3.23% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(d)(o)	24,935	2,685
2.23% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(d)(o)	22,349	2,060
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Short Term Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
2.30% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(d)(o)	$358,662	$30,888
2.48% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(d)(o)	65,965	6,287
2.33% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(d)(o)	496,030	52,575
6.50%, 04/15/2028 to 06/15/2032	239,156	249,154
6.00%, 01/15/2029 to 04/15/2029	76,345	77,757
7.50%, 09/15/2029	8,909	9,153
8.00%, 03/15/2030	8,269	8,573
4.72% (30 Day Average SOFR + 1.06%), 08/15/2031 to 01/15/2032(d)	24,221	24,466
4.77% (30 Day Average SOFR + 1.11%), 12/15/2031 to 03/15/2032(d)	50,115	50,700
4.27% (30 Day Average SOFR + 0.61%), 01/15/2033(d)	1,165	1,166
5.00%, 08/15/2035	615,254	632,744
4.00%, 06/15/2038	40,400	39,337
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(o)	123,903	1,993
3.15%, 12/15/2027(h)	39,571	728
6.50%, 02/01/2028(o)	2,331	97
7.00%, 09/01/2029(o)	33,366	2,685
7.50%, 12/15/2029(o)	17,501	1,576
6.00%, 12/15/2032(o)	17,643	2,015
		4,041,689
Federal Home Loan Mortgage Corp. (FHLMC)–0.04%
8.50%, 06/01/2026	119	120
6.50%, 07/01/2028 to 04/01/2034	20,100	20,868
7.00%, 08/01/2028 to 03/01/2035	270,699	284,029
7.50%, 01/01/2032 to 02/01/2032	117,136	121,700
5.00%, 07/01/2033 to 06/01/2034	86,171	87,062
5.50%, 09/01/2039	275,908	287,588
ARM, 6.01% (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.82%), 07/01/2036(d)	3,038	3,089
6.82% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.29%), 02/01/2037(d)	1,394	1,446
6.33% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.08%), 01/01/2038(d)	5,127	5,297
		811,199
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–0.10%
7.00%, 08/01/2026 to 08/01/2036	$476,946	$499,920
7.50%, 02/01/2027 to 08/01/2033	255,020	263,120
6.50%, 12/01/2029 to 10/01/2035	340,022	353,072
8.50%, 05/01/2030 to 07/01/2030	27,582	28,352
6.00%, 06/01/2030 to 03/01/2037	663,445	696,351
8.00%, 07/01/2032	24,484	24,781
5.50%, 02/01/2035 to 05/01/2036	100,247	103,517
ARM, 6.23% (1 yr. U.S. Treasury Yield Curve Rate + 2.22%), 11/01/2032(d)	11,042	11,323
6.17% (1 yr. U.S. Treasury Yield Curve Rate + 2.21%), 05/01/2035(d)	9,675	10,077
6.55% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 03/01/2038(d)	3,163	3,257
		1,993,770
Government National Mortgage Association (GNMA)–0.03%
7.50%, 03/15/2026 to 11/15/2026	165	165
7.00%, 10/15/2026 to 01/20/2030	14,823	15,084
8.50%, 07/20/2027	1,707	1,724
6.50%, 07/15/2028 to 02/15/2034	247,457	254,185
IO, 2.78% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(d)(o)	324,078	17,880
2.88% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(d)(o)	422,099	28,841
4.50%, 09/16/2047(o)	1,195,120	213,005
2.43% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(d)(o)	1,300,222	170,745
		701,629
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $10,457,635)		7,548,287

Agency Credit Risk Transfer Notes–0.12%
Fannie Mae Connecticut Avenue Securities, Series 2023-R02, Class 1M1, STACR®, 5.97% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(d)	1,044,908	1,071,551
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Short Term Bond Fund

Principal Amount		Value

Freddie Mac,
Series 2022-DNA6, Class M1, STACR®, 5.82% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(d)	$258,911	$259,960
Series 2023-DNA1, Class M1, STACR®, 5.77% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(d)	745,142	753,386
Series 2025-DNA4, Class A1, STACR®, 4.57% (30 Day Average SOFR + 0.90%), 10/25/2045(b)(d)	488,750	489,441
Total Agency Credit Risk Transfer Notes (Cost $2,537,711)		2,574,338
Shares
Money Market Funds–0.21%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(n)(q)	1,546,077	1,546,077
Invesco Treasury Portfolio, Institutional Class, 3.56%(n)(q)	2,871,282	2,871,282
Total Money Market Funds (Cost $4,417,359)		4,417,359
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $2,105,209,544)		2,107,425,013
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.28%
Invesco Private Government Fund, 3.64%(n)(q)(r)	31,197,513	$31,197,513
Invesco Private Prime Fund, 3.81%(n)(q)(r)	80,093,337	80,117,365
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $111,314,878)		111,314,878
TOTAL INVESTMENTS IN SECURITIES–105.23% (Cost $2,216,524,422)		2,218,739,891
OTHER ASSETS LESS LIABILITIES—(5.23)%		(110,228,921)
NET ASSETS–100.00%		$2,108,510,970
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
IBOR	– Interbank Offered Rate
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Short Term Bond Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $1,034,424,942, which represented 49.06% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on February 28, 2026.

(h)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
February 28, 2026.

(i)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(m)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(n)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended February 28, 2026.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Invesco High Yield Systematic Bond ETF	$341,423	$4,079,551	$-	$(27,588)	$-	$4,393,386	$156,581
Invesco Short Duration High Yield ETF	255,199	-	(25,349)	887	434	231,171	14,946
Invesco Short Duration Total Return Bond ETF	299,952	14,582,020	-	43,988	-	14,925,960	266,642
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	16,391,349	265,828,330	(280,673,602)	-	-	1,546,077	296,837
Invesco Treasury Portfolio, Institutional Class	30,436,638	493,681,183	(521,246,539)	-	-	2,871,282	545,841
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	37,482,250	272,818,386	(279,103,123)	-	-	31,197,513	1,507,223*
Invesco Private Prime Fund	100,147,827	604,597,653	(624,628,928)	-	813	80,117,365	4,098,270*
Total	$185,354,638	$1,655,587,123	$(1,705,677,541)	$17,287	$1,247	$135,282,754	$6,886,340

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(p)	Zero coupon bond issued at a discount.
(q)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	5,395	June-2026	$1,129,030,198	$1,763,249	$1,763,249
U.S. Treasury Ultra Bonds	32	June-2026	3,891,000	56,192	56,192
Subtotal—Long Futures Contracts				1,819,441	1,819,441
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Short Term Bond Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	2,772	June-2026	$(305,309,813)	$(914,689)	$(914,689)
U.S. Treasury 10 Year Notes	108	June-2026	(12,291,750)	(54,180)	(54,180)
U.S. Treasury 10 Year Ultra Notes	446	June-2026	(52,063,531)	(279,495)	(279,495)
U.S. Treasury Long Bonds	211	June-2026	(24,996,906)	(188,289)	(188,289)
Subtotal—Short Futures Contracts				(1,436,653)	(1,436,653)
Total Futures Contracts				$382,788	$382,788

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/28/2026	Morgan Stanley and Co. International PLC	CAD	5,000,000	USD	3,639,463	$(34,906)

Abbreviations:
CAD	– Canadian Dollar
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Short Term Bond Fund

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $2,081,266,655)*	$2,083,457,137
Investments in affiliates, at value (Cost $135,257,767)	135,282,754
Other investments:
Variation margin receivable — futures contracts	138,957
Cash	60,919
Foreign currencies, at value (Cost $88,116)	87,796
Receivable for:
Investments sold	12,061,665
Fund shares sold	1,138,296
Dividends	153,888
Interest	17,038,109
Investments matured, at value (Cost $472,938)	51,700
Principal paydowns	5,695
Investment for trustee deferred compensation and retirement plans	207,821
Other assets	63,971
Total assets	2,249,748,708
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	34,906
Payable for:
Investments purchased	26,099,001
Dividends	1,269,517
Fund shares reacquired	1,521,666
Collateral upon return of securities loaned	111,314,878
Accrued fees to affiliates	585,057
Accrued trustees’ and officers’ fees and benefits	24,543
Accrued other operating expenses	172,402
Trustee deferred compensation and retirement plans	215,768
Total liabilities	141,237,738
Net assets applicable to shares outstanding	$2,108,510,970
Net assets consist of:
Shares of beneficial interest	$2,294,361,214
Distributable earnings (loss)	(185,850,244)
$2,108,510,970
Net Assets:
Class A	$1,211,039,955
Class C	$63,607,024
Class R	$43,393,250
Class Y	$307,566,264
Class R5	$827,184
Class R6	$482,077,293
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	148,495,781
Class C	7,798,877
Class R	5,310,467
Class Y	37,697,929
Class R5	101,602
Class R6	59,039,172
Class A:
Net asset value per share	$8.16
Maximum offering price per share (Net asset value of $8.16 ÷ 97.50%)	$8.37
Class C:
Net asset value and offering price per share	$8.16
Class R:
Net asset value and offering price per share	$8.17
Class Y:
Net asset value and offering price per share	$8.16
Class R5:
Net asset value and offering price per share	$8.14
Class R6:
Net asset value and offering price per share	$8.17

*	At February 28, 2026, securities with an aggregate value of $108,124,808 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Short Term Bond Fund

Statement of Operations
For the year ended February 28, 2026
Investment income:
Interest (net of foreign withholding taxes of $7,647)	$99,676,201
Dividends	456,454
Dividends from affiliates (includes net securities lending income of $224,100)	1,504,947
Total investment income	101,637,602
Expenses:
Advisory fees	6,543,524
Administrative services fees	289,714
Custodian fees	29,582
Distribution fees:
Class A	1,759,725
Class C	458,947
Class R	213,189
Transfer agent fees — A, C, R and Y	2,091,203
Transfer agent fees — R5	849
Transfer agent fees — R6	126,729
Trustees’ and officers’ fees and benefits	34,591
Registration and filing fees	161,785
Reports to shareholders	171,006
Professional services fees	82,881
Other	36,485
Total expenses	12,000,210
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(195,951)
Net expenses	11,804,259
Net investment income	89,833,343
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	13,887,205
Affiliated investment securities	1,247
Foreign currencies	7,491
Forward foreign currency contracts	34,733
Futures contracts	(7,096,908)
6,833,768
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	8,176,294
Affiliated investment securities	17,287
Foreign currencies	(310)
Forward foreign currency contracts	(34,906)
Futures contracts	(405,822)
7,752,543
Net realized and unrealized gain	14,586,311
Net increase in net assets resulting from operations	$104,419,654
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco Short Term Bond Fund

Statement of Changes in Net Assets
For the years ended February 28, 2026 and 2025
	2026	2025
Operations:
Net investment income	$89,833,343	$92,490,511
Net realized gain (loss)	6,833,768	(2,342,906)
Change in net unrealized appreciation	7,752,543	29,794,355
Net increase in net assets resulting from operations	104,419,654	119,941,960
Distributions to shareholders from distributable earnings:
Class A	(51,282,725)	(54,826,268)
Class C	(2,805,012)	(3,862,338)
Class R	(1,694,171)	(1,947,753)
Class Y	(13,420,842)	(16,250,677)
Class R5	(38,135)	(42,779)
Class R6	(20,559,221)	(23,329,592)
Total distributions from distributable earnings	(89,800,106)	(100,259,407)
Return of capital:
Class A	(882,839)	—
Class C	(48,289)	—
Class R	(29,165)	—
Class Y	(231,042)	—
Class R5	(656)	—
Class R6	(353,930)	—
Total return of capital	(1,545,921)	—
Total distributions	(91,346,027)	(100,259,407)
Share transactions–net:
Class A	57,455,920	28,743,048
Class C	(12,827,624)	(18,948,691)
Class R	1,036,433	(1,266,485)
Class Y	(22,244,833)	5,505,943
Class R5	(200,037)	8,667
Class R6	56,745,166	(106,667,041)
Net increase (decrease) in net assets resulting from share transactions	79,965,025	(92,624,559)
Net increase (decrease) in net assets	93,038,652	(72,942,006)
Net assets:
Beginning of year	2,015,472,318	2,088,414,324
End of year	$2,108,510,970	$2,015,472,318
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco Short Term Bond Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/26	$8.10	$0.35	$0.07	$0.42	$(0.35)	$(0.01)	$(0.36)	$8.16	5.25%	$1,211,040	0.64%	0.64%	4.30%	177%
Year ended 02/28/25	8.03	0.37	0.10	0.47	(0.40)	—	(0.40)	8.10	5.97	1,146,035	0.65	0.65	4.55	125
Year ended 02/29/24	7.98	0.35	0.07	0.42	(0.37)	—	(0.37)	8.03	5.33	1,106,368	0.65	0.65	4.40	169
Year ended 02/28/23	8.37	0.23	(0.41)	(0.18)	(0.21)	—	(0.21)	7.98	(2.13)	1,217,102	0.64	0.64	2.85	155
Year ended 02/28/22	8.68	0.13	(0.32)	(0.19)	(0.12)	—	(0.12)	8.37	(2.20)	1,407,707	0.62	0.62	1.49	141
Class C
Year ended 02/28/26	8.10	0.32	0.07	0.39	(0.32)	(0.01)	(0.33)	8.16	4.88	63,607	0.99	1.14	3.95	177
Year ended 02/28/25	8.03	0.34	0.10	0.44	(0.37)	—	(0.37)	8.10	5.60	76,000	1.00	1.15	4.20	125
Year ended 02/29/24	7.98	0.32	0.07	0.39	(0.34)	—	(0.34)	8.03	4.96	94,151	1.00	1.15	4.05	169
Year ended 02/28/23	8.38	0.20	(0.42)	(0.22)	(0.18)	—	(0.18)	7.98	(2.59)	120,755	0.99	1.14	2.50	155
Year ended 02/28/22	8.68	0.10	(0.31)	(0.21)	(0.09)	—	(0.09)	8.38	(2.41)	183,817	0.97	1.12	1.14	141
Class R
Year ended 02/28/26	8.12	0.32	0.06	0.38	(0.32)	(0.01)	(0.33)	8.17	4.76	43,393	0.99	0.99	3.95	177
Year ended 02/28/25	8.04	0.34	0.11	0.45	(0.37)	—	(0.37)	8.12	5.73	42,093	1.00	1.00	4.20	125
Year ended 02/29/24	8.00	0.32	0.06	0.38	(0.34)	—	(0.34)	8.04	4.83	42,921	1.00	1.00	4.05	169
Year ended 02/28/23	8.39	0.20	(0.41)	(0.21)	(0.18)	—	(0.18)	8.00	(2.46)	42,348	0.99	0.99	2.50	155
Year ended 02/28/22	8.70	0.10	(0.32)	(0.22)	(0.09)	—	(0.09)	8.39	(2.54)	45,537	0.97	0.97	1.14	141
Class Y
Year ended 02/28/26	8.11	0.36	0.06	0.42	(0.36)	(0.01)	(0.37)	8.16	5.28	307,566	0.49	0.49	4.45	177
Year ended 02/28/25	8.03	0.38	0.11	0.49	(0.41)	—	(0.41)	8.11	6.26	328,040	0.50	0.50	4.70	125
Year ended 02/29/24	7.98	0.36	0.07	0.43	(0.38)	—	(0.38)	8.03	5.49	319,439	0.50	0.50	4.55	169
Year ended 02/28/23	8.38	0.24	(0.42)	(0.18)	(0.22)	—	(0.22)	7.98	(2.10)	339,677	0.49	0.49	3.00	155
Year ended 02/28/22	8.68	0.14	(0.31)	(0.17)	(0.13)	—	(0.13)	8.38	(1.94)	583,784	0.47	0.47	1.64	141
Class R5
Year ended 02/28/26	8.09	0.36	0.06	0.42	(0.36)	(0.01)	(0.37)	8.14	5.31	827	0.46	0.46	4.48	177
Year ended 02/28/25	8.01	0.38	0.11	0.49	(0.41)	—	(0.41)	8.09	6.29	1,022	0.47	0.47	4.73	125
Year ended 02/29/24	7.96	0.36	0.07	0.43	(0.38)	—	(0.38)	8.01	5.52	1,004	0.47	0.47	4.58	169
Year ended 02/28/23	8.36	0.24	(0.42)	(0.18)	(0.22)	—	(0.22)	7.96	(2.08)	940	0.46	0.46	3.03	155
Year ended 02/28/22	8.66	0.15	(0.31)	(0.16)	(0.14)	—	(0.14)	8.36	(1.89)	705	0.41	0.41	1.70	141
Class R6
Year ended 02/28/26	8.11	0.37	0.06	0.43	(0.36)	(0.01)	(0.37)	8.17	5.48	482,077	0.39	0.39	4.55	177
Year ended 02/28/25	8.03	0.39	0.11	0.50	(0.42)	—	(0.42)	8.11	6.36	422,282	0.40	0.40	4.80	125
Year ended 02/29/24	7.99	0.37	0.06	0.43	(0.39)	—	(0.39)	8.03	5.46	524,531	0.40	0.40	4.65	169
Year ended 02/28/23	8.38	0.25	(0.41)	(0.16)	(0.23)	—	(0.23)	7.99	(1.88)	556,410	0.39	0.39	3.10	155
Year ended 02/28/22	8.69	0.15	(0.32)	(0.17)	(0.14)	—	(0.14)	8.38	(1.95)	598,369	0.37	0.37	1.74	141

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Invesco Short Term Bond Fund

Notes to Financial Statements
February 28, 2026
NOTE 1—Significant Accounting Policies
Invesco Short Term Bond Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco Short Term Bond Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When
26
Invesco Short Term Bond Fund

loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended February 28, 2026, the Fund paid the Adviser $590 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
O.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer
27
Invesco Short Term Bond Fund

maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.350%
Next $500 million	0.325%
Next $1.5 billion	0.300%
Next $2.5 billion	0.290%
Over $5 billion	0.280%
For the year ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.32%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.40%, 1.75%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended February 28, 2026, the Adviser waived advisory fees of $50,253.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred up to a maximum annual rate of 0.15% of the Fund’s average daily net assets of Class A shares. The Fund pursuant to the Plans, pays IDI compensation at the annual rate of 0.65% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. IDI has contractually agreed, through at least June 30, 2027, to waive 12b-1 fees for Class C shares to the extent necessary to limit 12b-1 fees to 0.50% of average daily net assets. 12b-1 fees before fee waivers under this agreement are shown as Distribution fees in the Statement of Operations. For the year ended February 28, 2026, 12b-1 fees incurred for Class C shares were $353,036 after fee waivers of $105,911.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2026, IDI advised the Fund that IDI retained $78,486 in front-end sales commissions from the sale of Class A shares and $107,784 and $2,226 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
28
Invesco Short Term Bond Fund

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,351,311,583	$—	$1,351,311,583
Asset-Backed Securities	—	571,909,144	6,555,033	578,464,177
U.S. Treasury Securities	—	106,803,605	—	106,803,605
Variable Rate Senior Loan Interests	—	25,742,896	3,463,309	29,206,205
Exchange-Traded Funds	19,550,517	—	—	19,550,517
Preferred Stocks	7,548,942	—	—	7,548,942
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	7,548,287	—	7,548,287
Agency Credit Risk Transfer Notes	—	2,574,338	—	2,574,338
Money Market Funds	4,417,359	111,314,878	—	115,732,237
Total Investments in Securities	31,516,818	2,177,204,731	10,018,342	2,218,739,891
Other Investments - Assets*
Investments Matured	—	51,700	—	51,700
Futures Contracts	1,819,441	—	—	1,819,441
	1,819,441	51,700	—	1,871,141
Other Investments - Liabilities*
Futures Contracts	(1,436,653)	—	—	(1,436,653)
Forward Foreign Currency Contracts	—	(34,906)	—	(34,906)
	(1,436,653)	(34,906)	—	(1,471,559)
Total Other Investments	382,788	16,794	—	399,582
Total Investments	$31,899,606	$2,177,221,525	$10,018,342	$2,219,139,473

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2026:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$1,819,441
Derivatives not subject to master netting agreements	(1,819,441)
Total Derivative Assets subject to master netting agreements	$—

Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$(1,436,653)	$(1,436,653)
Unrealized depreciation on forward foreign currency contracts outstanding	(34,906)	—	(34,906)
Total Derivative Liabilities	(34,906)	(1,436,653)	(1,471,559)
Derivatives not subject to master netting agreements	—	1,436,653	1,436,653
Total Derivative Liabilities subject to master netting agreements	$(34,906)	$—	$(34,906)
29
Invesco Short Term Bond Fund

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2026.
	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Morgan Stanley and Co. International PLC	$(34,906)	$(34,906)	$—	$—	$(34,906)
Effect of Derivative Investments for the year ended February 28, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$34,733	$-	$34,733
Futures contracts	-	(7,096,908)	(7,096,908)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(34,906)	-	(34,906)
Futures contracts	-	(405,822)	(405,822)
Total	$(173)	$(7,502,730)	$(7,502,903)
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$3,632,016	$1,467,324,960

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $39,787.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2026 and 2025:
	2026	2025
Ordinary income*	$89,800,106	$100,259,407
Return of capital	1,545,921	—
Total distributions	$91,346,027	$100,259,407

*	Includes short-term capital gain distributions, if any.

30
Invesco Short Term Bond Fund

Tax Components of Net Assets at Period-End:
2026
Net unrealized appreciation — investments	$1,997,657
Net unrealized appreciation (depreciation) — foreign currencies	(311)
Temporary book/tax differences	(168,210)
Capital loss carryforward	(187,679,380)
Shares of beneficial interest	2,294,361,214
Total net assets	$2,108,510,970
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to amortization and accretion on debt securities, derivative instruments, straddles and partnerships.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$73,445,369	$114,234,011	$187,679,380
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2026 was $1,759,679,539 and $1,670,180,199, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$20,687,801
Aggregate unrealized (depreciation) of investments	(18,690,144)
Net unrealized appreciation of investments	$1,997,657
Cost of investments for tax purposes is $2,217,141,816.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of amortization and accretion on debt securities, return of capital distributions and paydowns, on February 28, 2026, undistributed net investment income was increased by $1,676,907, undistributed net realized gain (loss) was decreased by $130,983 and shares of beneficial interest was decreased by $1,545,924. This reclassification had no effect on the net assets of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	42,829,601	$347,730,250	38,119,033	$307,518,796
Class C	1,617,349	13,112,555	1,672,539	13,499,639
Class R	1,117,756	9,090,070	1,407,682	11,350,343
Class Y	13,782,683	112,043,613	14,623,721	118,061,069
Class R5	73,375	594,874	56,298	452,199
Class R6	17,144,468	139,304,053	15,593,205	125,811,270
Issued as reinvestment of dividends:
Class A	5,465,793	44,418,171	5,752,280	46,368,719
Class C	310,400	2,522,286	418,933	3,375,967
Class R	208,099	1,693,873	236,556	1,910,799
Class Y	1,088,906	8,849,812	1,406,918	11,346,050
Class R5	4,721	38,279	5,245	42,210
Class R6	2,433,293	19,789,080	2,749,642	22,179,368
31
Invesco Short Term Bond Fund

Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Automatic conversion of Class C shares to Class A shares:
Class A	1,201,342	$9,745,903	1,654,610	$13,340,142
Class C	(1,201,260)	(9,745,903)	(1,654,610)	(13,340,142)
Reacquired:
Class A	(42,411,265)	(344,438,404)	(41,980,335)	(338,484,609)
Class C	(2,304,976)	(18,716,562)	(2,790,793)	(22,484,155)
Class R	(1,198,828)	(9,747,510)	(1,797,356)	(14,527,627)
Class Y	(17,632,747)	(143,138,258)	(15,358,883)	(123,901,176)
Class R5	(102,831)	(833,190)	(60,512)	(485,742)
Class R6	(12,596,549)	(102,347,967)	(31,583,191)	(254,657,679)
Net increase (decrease) in share activity	9,829,330	$79,965,025	(11,529,018)	$(92,624,559)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

32
Invesco Short Term Bond Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Securities Funds (Invesco Investment Securities Funds) and Shareholders of Invesco Short Term Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Short Term Bond Fund (one of the funds constituting AIM Investment Securities Funds (Invesco Investment Securities Funds), referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent, agent banks, and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
33
Invesco Short Term Bond Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2026:
Federal and State Income Tax
Qualified Dividend Income*	1.26%
Corporate Dividends Received Deduction*	1.26%
U.S. Treasury Obligations*	3.23%
Qualified Business Income*	0.00%
Business Interest Income*	95.89%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
34
Invesco Short Term Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
35
Invesco Short Term Bond Fund

SEC file number(s):
Invesco Distributors, Inc.
STB-NCSR

Annual Financial Statements and Other Information
February 28, 2026
Invesco SMA High Yield Bond Fund
Nasdaq:
SMHYX

2	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Report of Independent Registered Public Accounting Firm
19	Tax Information
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2026

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–93.42%
Advertising–0.49%
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/2031(b)	$25,000	$26,438
7.50%, 03/15/2033(b)	23,000	24,842
		51,280
Aerospace & Defense–1.97%
TransDigm, Inc.,
6.38%, 03/01/2029(b)	50,000	51,422
6.88%, 12/15/2030(b)	24,000	24,992
7.13%, 12/01/2031(b)	28,000	29,382
6.00%, 01/15/2033(b)	49,000	49,903
6.25%, 01/31/2034(b)	51,000	52,791
		208,490
Apparel Retail–0.00%
Saks Global Enterprises LLC, 11.00%, 12/31/2049(b)(c)	31,290	215
Application Software–1.31%
Black Pearl Compute LLC, 6.13%, 02/15/2031(b)	13,000	13,321
Cloud Software Group, Inc.,
9.00%, 09/30/2029(b)	30,000	29,410
8.25%, 06/30/2032(b)	44,000	44,074
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	52,000	51,962
		138,767
Automobile Manufacturers–1.26%
Allison Transmission, Inc.,
3.75%, 01/30/2031(b)	112,000	106,606
5.88%, 12/01/2033(b)	26,000	26,566
		133,172
Automotive Parts & Equipment–3.22%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(b)	53,000	53,901
Clarios Global L.P./Clarios US Finance Co.,
6.75%, 02/15/2030(b)	68,000	71,261
6.75%, 09/15/2032(b)	10,000	10,386
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	51,000	54,350
Forvia SE (France), 8.00%, 06/15/2030(b)	40,000	42,648
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	55,000	54,759
Phinia, Inc.,
6.75%, 04/15/2029(b)	24,000	24,835
6.63%, 10/15/2032(b)	27,000	28,055
		340,195
Automotive Retail–3.27%
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(d)	50,290	55,193
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)	107,000	105,075
6.38%, 01/15/2030(b)	51,000	52,306
Principal Amount		Value
Automotive Retail–(continued)
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	$50,000	$52,584
Lithia Motors, Inc.,
5.50%, 10/01/2030(b)	26,000	26,180
4.38%, 01/15/2031(b)	56,000	53,892
		345,230
Broadcasting–1.16%
Discovery Communications LLC, 4.13%, 05/15/2029	56,000	55,267
Gray Media, Inc., 9.63%, 07/15/2032(b)	15,000	15,596
Univision Communications, Inc.,
8.00%, 08/15/2028(b)	30,000	30,836
9.38%, 08/01/2032(b)	20,000	21,180
		122,879
Building Products–0.49%
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	52,000	52,200
Cable & Satellite–3.43%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	40,000	39,932
4.75%, 03/01/2030(b)	55,000	53,209
4.75%, 02/01/2032(b)	69,000	64,215
4.50%, 05/01/2032	61,000	55,866
4.50%, 06/01/2033(b)	61,000	54,526
Directv Financing LLC, 8.88%, 02/01/2030(b)	13,000	13,021
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 08/15/2027(b)	11,000	11,020
10.00%, 02/15/2031(b)	7,000	7,165
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	10,000	10,420
Versant Media Group, Inc., 7.25%, 01/30/2031(b)	52,000	53,250
		362,624
Casinos & Gaming–3.27%
Melco Resorts Finance Ltd. (Hong Kong), 6.50%, 09/24/2033(b)	100,000	99,830
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	193,549
Voyager Parent LLC, 9.25%, 07/01/2032(b)	49,000	52,354
		345,733
Commercial & Residential Mortgage Finance–2.18%
Nationstar Mortgage Holdings, Inc.,
6.50%, 08/01/2029(b)	49,000	49,735
7.13%, 02/01/2032(b)	50,000	50,000
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	28,000	26,939
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	52,000	53,379
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	51,000	50,458
		230,511
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Construction & Engineering–1.01%
AECOM, 6.00%, 08/01/2033(b)	$52,000	$53,168
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	54,000	53,895
		107,063
Consumer Finance–4.32%
Bread Financial Holdings, Inc., 8.38%, 06/15/2035(b)(e)	25,000	25,505
EZCORP, Inc., 7.38%, 04/01/2032(b)	146,000	156,722
FirstCash, Inc., 6.88%, 03/01/2032(b)	49,000	50,629
Navient Corp.,
9.38%, 07/25/2030	17,000	17,232
7.88%, 06/15/2032	57,000	53,093
OneMain Finance Corp.,
6.63%, 05/15/2029	14,000	14,310
4.00%, 09/15/2030	34,000	31,415
7.13%, 11/15/2031	45,000	46,038
6.75%, 03/15/2032	25,000	25,225
7.13%, 09/15/2032	35,000	35,837
		456,006
Diversified Banks–1.02%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)	52,000	53,013
Citigroup, Inc., 6.63%(e)(f)	53,000	54,825
		107,838
Diversified Financial Services–6.24%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(e)	150,000	158,582
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	26,000	26,217
GGAM Finance Ltd. (Ireland), 5.88%, 03/15/2030(b)	51,000	51,934
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	147,000	151,704
Jane Street Group/JSG Finance, Inc.,
6.13%, 11/01/2032(b)	36,000	36,243
6.75%, 05/01/2033(b)	91,000	93,452
Osaic Holdings, Inc., 6.75%, 08/01/2032(b)	49,000	49,483
Phoenix Aviation Capital Ltd. (Ireland), 9.25%, 07/15/2030(b)	14,000	14,679
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	74,000	76,937
		659,231
Diversified Real Estate Activities–0.50%
Velocity Commercial Capital LLC, 9.38%, 02/15/2031(b)	52,000	52,757
Diversified REITs–0.62%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	57,000	55,202
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	10,000	10,150
		65,352
Principal Amount		Value
Diversified Support Services–0.97%
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	$75,000	$76,304
7.75%, 03/15/2031(b)	25,000	26,023
		102,327
Electric Utilities–2.83%
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(e)	77,000	78,466
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	50,000	49,885
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(b)	79,000	80,559
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	71,000	71,010
6.88%, 04/15/2032(b)	18,000	18,945
		298,865
Electrical Components & Equipment–0.76%
EnerSys,
4.38%, 12/15/2027(b)	57,000	56,975
6.63%, 01/15/2032(b)	23,000	23,753
		80,728
Electronic Components–0.47%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	53,000	50,003
Electronic Manufacturing Services–0.76%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	77,000	79,791
Environmental & Facilities Services–0.74%
GFL Environmental Holdings (US), Inc., 5.50%, 02/01/2034(b)	45,000	45,218
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	32,000	33,405
		78,623
Fertilizers & Agricultural Chemicals–0.08%
FMC Corp., 3.45%, 10/01/2029	10,000	8,835
Gold–1.05%
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	104,000	110,910
Health Care Equipment–0.53%
Hologic, Inc., 3.25%, 02/15/2029(b)	56,000	55,742
Health Care Facilities–1.23%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(b)	26,000	26,873
Tenet Healthcare Corp.,
6.75%, 05/15/2031	76,000	79,118
5.50%, 11/15/2032(b)	20,000	20,262
6.00%, 11/15/2033(b)	4,000	4,136
		130,389
Health Care REITs–0.59%
Diversified Healthcare Trust, 7.25%, 10/15/2030(b)	50,000	52,057
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	10,000	10,710
		62,767
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Health Care Services–1.02%
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	$23,000	$22,116
4.75%, 02/15/2031(b)	35,000	32,140
DaVita, Inc.,
6.88%, 09/01/2032(b)	26,000	27,032
6.75%, 07/15/2033(b)	25,000	25,975
		107,263
Hotel & Resort REITs–0.40%
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	44,000	42,127
Hotels, Resorts & Cruise Lines–1.24%
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/2033(b)	102,000	105,062
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)	27,000	26,197
		131,259
Housewares & Specialties–0.51%
Newell Brands, Inc.,
6.63%, 09/15/2029	26,000	26,427
6.38%, 05/15/2030	27,000	27,104
		53,531
Independent Power Producers & Energy Traders–2.12%
Vistra Corp.,
8.00%(b)(e)(f)	26,000	26,503
Series C, 8.88%(b)(e)(f)	81,000	89,541
VoltaGrid LLC, 7.38%, 11/01/2030(b)	103,000	107,600
		223,644
Industrial Machinery & Supplies & Components–2.51%
Enpro, Inc., 6.13%, 06/01/2033(b)	104,000	107,593
ESAB Corp., 6.25%, 04/15/2029(b)	77,000	79,026
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	80,000	78,941
		265,560
Insurance Brokers–1.47%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	78,000	79,470
HUB International Ltd., 7.25%, 06/15/2030(b)	73,000	75,338
		154,808
Integrated Oil & Gas–0.23%
Petroleos Mexicanos (Mexico), 6.63%, 06/15/2035	25,000	23,944
Integrated Telecommunication Services–6.05%
Cipher Compute LLC, 7.13%, 11/15/2030(b)	51,000	53,223
Iliad Holding S.A.S. (France), 8.50%, 04/15/2031(b)	200,000	214,386
Level 3 Financing, Inc.,
6.88%, 06/30/2033(b)	53,000	54,933
7.00%, 03/31/2034(b)	52,833	54,962
8.50%, 01/15/2036(b)	20,000	20,845
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(b)	39,000	39,202
Telecom Italia Capital S.A. (Italy), 6.38%, 11/15/2033	50,000	53,143
Principal Amount		Value
Integrated Telecommunication Services–(continued)
Uniti Services LLC, 7.50%, 10/15/2033(b)	$91,000	$94,746
WULF Compute LLC, 7.75%, 10/15/2030(b)	51,000	54,049
		639,489
Interactive Media & Services–0.90%
Discovery Global Holdings, Inc.,
4.28%, 03/15/2032	14,000	12,880
5.05%, 03/15/2042	38,000	26,790
5.14%, 03/15/2052	15,000	9,863
Getty Images, Inc., 10.50%, 11/15/2030(b)	51,000	45,185
		94,718
Internet Services & Infrastructure–0.75%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	50,000	53,133
CoreWeave, Inc.,
9.25%, 06/01/2030(b)	10,000	9,805
9.00%, 02/01/2031(b)	17,000	16,424
		79,362
Leisure Facilities–1.02%
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/2032(b)	51,000	51,882
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	55,000	55,999
		107,881
Managed Health Care–0.15%
Molina Healthcare, Inc., 6.25%, 01/15/2033(b)	16,000	15,752
Marine Transportation–1.35%
Danaos Corp. (Greece), 6.88%, 10/15/2032(b)	37,000	38,189
Viking Cruises Ltd., 5.88%, 10/15/2033(b)	102,000	104,116
		142,305
Movies & Entertainment–0.51%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	58,000	54,012
Oil & Gas Drilling–1.04%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	51,000	53,412
Transocean International Ltd., 7.88%, 10/15/2032(b)	53,000	56,934
		110,346
Oil & Gas Equipment & Services–0.99%
Bristow Group, Inc., 6.75%, 02/01/2033(b)	52,000	52,794
Tidewater, Inc., 9.13%, 07/15/2030(b)	48,000	51,962
		104,756
Oil & Gas Exploration & Production–1.98%
Caturus Energy LLC, 8.50%, 02/15/2030(b)	74,000	77,372
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	53,000	52,835
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Hilcorp Energy I L.P./Hilcorp Finance Co.,
8.38%, 11/01/2033(b)	$50,000	$52,793
6.88%, 05/15/2034(b)	11,000	10,776
7.25%, 02/15/2035(b)	15,000	14,866
		208,642
Oil & Gas Refining & Marketing–1.23%
Sunoco L.P.,
5.63%, 03/15/2031(b)	22,000	22,200
6.25%, 07/01/2033(b)	41,000	42,249
5.88%, 03/15/2034(b)	39,000	39,175
7.88%(b)(e)(f)	25,000	25,861
		129,485
Oil & Gas Storage & Transportation–6.31%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
6.63%, 02/01/2032(b)	50,000	52,005
5.75%, 07/01/2034(b)	52,000	52,837
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	51,000	54,086
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032	33,000	34,565
8.00%, 05/15/2033	39,000	41,259
6.75%, 03/15/2034	29,000	29,351
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	55,000	57,011
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	51,000	52,475
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	51,000	53,434
Venture Global LNG, Inc.,
9.88%, 02/01/2032(b)	73,000	77,393
9.00%(b)(e)(f)	60,500	52,956
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/2030(b)	29,000	30,140
6.50%, 01/15/2034(b)	19,000	20,006
6.75%, 01/15/2036(b)	55,000	58,619
		666,137
Other Specialized REITs–0.51%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	56,000	54,055
Other Specialty Retail–0.50%
Michaels Companies, Inc. (The),
8.50%, 03/15/2033(b)	45,000	43,812
11.00%, 03/15/2034(b)	9,000	8,420
SGUS LLC, 11.00%, 12/31/2049(b)(c)	13,710	377
		52,609
Paper & Plastic Packaging Products & Materials–0.73%
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/2030(b)	26,000	25,907
6.75%, 04/15/2032(b)	51,000	51,425
		77,332
Passenger Airlines–3.24%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	78,000	78,935
CHC Group LLC, 11.75%, 09/01/2030(b)	51,000	50,350
Principal Amount		Value
Passenger Airlines–(continued)
United Airlines Holdings, Inc.,
4.88%, 03/01/2029	$84,000	$84,816
5.38%, 03/01/2031	126,000	128,622
		342,723
Pharmaceuticals–1.96%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	38,000	39,330
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)	60,000	63,155
Endo Finance Holdings L.P., 8.50%, 04/15/2031(b)	49,000	52,108
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 4.10%, 10/01/2046	68,000	52,310
		206,903
Property & Casualty Insurance–0.76%
Asurion LLC and Asurion Co-Issuer, Inc.,
8.00%, 12/31/2032(b)	53,000	55,712
8.38%, 02/01/2034(b)	25,000	24,895
		80,607
Real Estate Development–0.99%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	51,000	54,012
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	48,000	50,311
		104,323
Research & Consulting Services–0.24%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	31,000	25,464
Restaurants–0.76%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	84,000	80,719
Security & Alarm Services–0.97%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	99,000	102,543
Semiconductors–0.42%
AP Grange Holdings LLC,
6.50%, 03/20/2045(b)	39,000	41,194
6.50%, 03/20/2045	2,991	2,991
		44,185
Specialized Consumer Services–0.78%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	85,000	81,911
Specialized Finance–1.47%
HA Sustainable Infrastructure Capital, Inc.,
8.00%, 06/01/2056(e)	51,000	53,734
7.13%, 11/15/2056(e)	25,000	24,999
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	72,000	76,106
		154,839
Specialty Chemicals–0.50%
Celanese US Holdings LLC,
7.20%, 11/15/2033	35,000	37,628
7.38%, 02/15/2034	15,000	15,419
		53,047
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco SMA High Yield Bond Fund

	Principal Amount		Value
Trading Companies & Distributors–0.99%
Air Lease Corp., Series B, 4.65%(e)(f)		$53,000	$52,972
Aircastle Ltd., 5.25%(b)(e)(f)		52,000	52,007
			104,979
Wireless Telecommunication Services–1.05%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(e)		117,000	110,869
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,677,809)			9,870,652
Non-U.S. Dollar Denominated Bonds & Notes–1.11%(g)
Marine Transportation–1.11%
CMA CGM S.A. (France), 4.88%, 01/15/2032(b) (Cost $112,732)	EUR	100,000	117,047
	Shares
Preferred Stocks–0.41%
Electric Utilities–0.26%
NextEra Energy, Inc., 7.38%, Conv. Pfd.		552	27,600
Shares		Value
Household Appliances–0.15%
Whirlpool Corp., 8.50%, Class A, Pfd.	323	$16,102
Total Preferred Stocks (Cost $43,750)		43,702
Money Market Funds–1.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(h)(i)	38,360	38,360
Invesco Treasury Portfolio, Institutional Class, 3.56%(h)(i)	71,134	71,134
Total Money Market Funds (Cost $109,494)		109,494
TOTAL INVESTMENTS IN SECURITIES–95.97% (Cost $9,943,785)		10,140,895
OTHER ASSETS LESS LIABILITIES—4.03%		425,297
NET ASSETS–100.00%		$10,566,192
Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $8,423,904, which represented 79.73% of the Fund’s Net Assets.

(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2026 was $592, which represented less than 1% of the Fund’s Net Assets.

(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended February 28, 2026.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2026	Dividend Income
Invesco Senior Loan ETF	$-	$311,700	$(313,800)	$-	$2,100	$-	$11,603
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	111,921	2,209,474	(2,283,035)	-	-	38,360	4,086
Invesco Treasury Portfolio, Institutional Class*	207,692	4,103,308	(4,239,866)	-	-	71,134	7,058
Total	$319,613	$6,624,482	$(6,836,701)	$-	$2,100	$109,494	$22,747

*	Includes return of capital distribution.

(i)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	4	June-2026	$(466,938)	$(2,507)	$(2,507)

(a)	Futures contracts collateralized by $11,220 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco SMA High Yield Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/28/2026	Goldman Sachs International	EUR	390,000	USD	460,067	$(1,991)

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco SMA High Yield Bond Fund

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $9,834,291)	$10,031,401
Investments in affiliated money market funds, at value (Cost $109,494)	109,494
Other investments:
Variation margin receivable — futures contracts	9,653
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	11,220
Foreign currencies, at value (Cost $391,295)	390,425
Receivable for:
Investments sold	38,282
Fund expenses absorbed	68,397
Dividends	448
Interest	180,333
Investment for trustee deferred compensation and retirement plans	13,387
Other assets	16,221
Total assets	10,869,261
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	1,991
Payable for:
Investments purchased	142,521
Dividends	58,123
Fund shares reacquired	853
Amount due to custodian	1,188
Accrued fees to affiliates	365
Accrued trustees’ and officers’ fees and benefits	2,257
Accrued other operating expenses	14,392
Trustee deferred compensation and retirement plans	13,387
Professional fees	67,992
Total liabilities	303,069
Net assets applicable to shares outstanding	$10,566,192
Net assets consist of:
Shares of beneficial interest	$10,385,818
Distributable earnings	180,374
$10,566,192
Shares outstanding, no par value, with an unlimited number of shares authorized:
Shares outstanding	1,037,850
Net asset value and offering price per share	$10.18
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco SMA High Yield Bond Fund

Statement of Operations
For the year ended February 28, 2026
Investment income:
Interest	$665,971
Dividends from affiliates	22,747
Total investment income	688,718
Expenses:
Administrative services fees	1,486
Custodian fees	4,237
Transfer agent fees	3,224
Trustees’ and officers’ fees and benefits	22,617
Registration and filing fees	22,850
Reports to shareholders	8,302
Professional services fees	89,654
Other	2,606
Total expenses	154,976
Less: Fees waived and/or expenses reimbursed	(154,971)
Net expenses	5
Net investment income	688,713
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	57,803
Affiliated investment securities	2,100
Foreign currencies	3,383
Forward foreign currency contracts	(26,766)
Futures contracts	(7,762)
28,758
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(28)
Foreign currencies	(822)
Forward foreign currency contracts	(2,520)
Futures contracts	(2,507)
(5,877)
Net realized and unrealized gain	22,881
Net increase in net assets resulting from operations	$711,594
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco SMA High Yield Bond Fund

Statement of Changes in Net Assets
For the years ended February 28, 2026 and 2025
	2026	2025
Operations:
Net investment income	$688,713	$739,099
Net realized gain	28,758	203,279
Change in net unrealized appreciation (depreciation)	(5,877)	(50,305)
Net increase in net assets resulting from operations	711,594	892,073
Distributions to shareholders from distributable earnings	(760,059)	(883,023)
Net increase in net assets resulting from share transactions	24,906	360,902
Net increase (decrease) in net assets	(23,559)	369,952
Net assets:
Beginning of year	10,589,751	10,219,799
End of year	$10,566,192	$10,589,751
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco SMA High Yield Bond Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Year Ended February 28,		Period Ended February 29, 2024(a)
	2026	2025
Net asset value, beginning of period	$10.23	$10.22	$10.00
Net investment income(b)	0.66	0.73	0.77
Net gains on securities (both realized and unrealized)	0.03	0.14	0.24
Total from investment operations	0.69	0.87	1.01
Less:
Dividends from net investment income	(0.70)	(0.74)	(0.78)
Distributions from net realized gains	(0.04)	(0.12)	(0.01)
Total distributions	(0.74)	(0.86)	(0.79)
Net asset value, end of period	$10.18	$10.23	$10.22
Total return(c)	6.93%	8.85%	10.35%
Net assets, end of period (000’s omitted)	$10,566	$10,590	$10,220
Portfolio turnover rate(d)	121%	126%	123%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	0.00%	0.00%	0.01%(e)
Without fee waivers and/or expense reimbursements	1.47%	1.51%	2.65%(e)
Ratio of net investment income to average net assets	6.54%	7.05%	7.55%(e)

(a)	Commencement date of March 1, 2023.
(b)	Calculated using average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco SMA High Yield Bond Fund

Notes to Financial Statements
February 28, 2026
NOTE 1—Significant Accounting Policies
Invesco SMA High Yield Bond Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund will be voted on exclusively by the shareholders of the Fund.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund commenced operations on March 1, 2023. Shares of the Fund may be purchased and held by or on behalf of wrap fee, separately managed and other discretionary accounts ("SMAs") for which Invesco Advisers, Inc (the "Adviser" or "Invesco") or its affiliates have an agreement with a program sponsor or directly with the client, to provide management or advisory services to the account.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
12
Invesco SMA High Yield Bond Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
13
Invesco SMA High Yield Bond Fund

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
J.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
14
Invesco SMA High Yield Bond Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee.  However, Invesco will be compensated directly or indirectly by clients or account program sponsors for managed account advisory services, including with respect to assets that may be invested in the Fund.
The Adviser has entered into a master sub-advisory agreement with each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers"). Because the Adviser does not receive a fee from the Fund for providing investment advisory services pursuant to its investment advisory agreement with the Trust, the Affiliated Sub-Advisers will not receive compensation for providing investment management services to the Fund.
Invesco has contractually agreed to reimburse expenses necessary to limit total fund operating expenses after expense reimbursement (excluding (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) to 0.00% of the Fund’s average daily net assets (the “expense limit”). This expense reimbursement agreement will continue in effect for so long as Invesco serves as adviser to the Fund. The expense reimbursement agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.
For the year ended February 28, 2026, the Adviser reimbursed expenses of $154,971.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$9,870,652	$—	$9,870,652
Non-U.S. Dollar Denominated Bonds & Notes	—	117,047	—	117,047
Preferred Stocks	16,102	27,600	—	43,702
Money Market Funds	109,494	—	—	109,494
Total Investments in Securities	125,596	10,015,299	—	10,140,895
Other Investments - Liabilities*
Futures Contracts	(2,507)	—	—	(2,507)
Forward Foreign Currency Contracts	—	(1,991)	—	(1,991)
Total Other Investments	(2,507)	(1,991)	—	(4,498)
Total Investments	$123,089	$10,013,308	$—	$10,136,397

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
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Invesco SMA High Yield Bond Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2026:
Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$(2,507)	$(2,507)
Unrealized depreciation on forward foreign currency contracts outstanding	(1,991)	—	(1,991)
Total Derivative Liabilities	(1,991)	(2,507)	(4,498)
Derivatives not subject to master netting agreements	—	2,507	2,507
Total Derivative Liabilities subject to master netting agreements	$(1,991)	$—	$(1,991)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2026.
	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Goldman Sachs International	$(1,991)	$(1,991)	$—	$—	$(1,991)
Effect of Derivative Investments for the year ended February 28, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(26,766)	$-	$(26,766)
Futures contracts	-	(7,762)	(7,762)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(2,520)	-	(2,520)
Futures contracts	-	(2,507)	(2,507)
Total	$(29,286)	$(10,269)	$(39,555)
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$413,237	$466,938

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
16
Invesco SMA High Yield Bond Fund

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2026 and 2025:
	2026	2025
Ordinary income*	$721,055	$797,960
Long-term capital gain	39,004	85,063
Total distributions	$760,059	$883,023

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2026
Undistributed ordinary income	$6,055
Undistributed long-term capital gain	3,914
Net unrealized appreciation — investments	179,364
Net unrealized appreciation (depreciation) — foreign currencies	(847)
Temporary book/tax differences	(8,112)
Shares of beneficial interest	10,385,818
Total net assets	$10,566,192
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, derivative instruments and amortization and accretion on debt securities.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of February 28, 2026.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2026 was $12,313,940 and $12,557,314, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$252,858
Aggregate unrealized (depreciation) of investments	(73,494)
Net unrealized appreciation of investments	$179,364
Cost of investments for tax purposes is $9,957,033.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of passive foreign investment companies, foreign currency transactions and amortization and accretion on debt securities, on February 28, 2026, undistributed net investment income was increased by $20,971 and undistributed net realized gain was decreased by $20,971. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold	34,769	$353,750	41,782	$429,628
Reacquired	(32,091)	(328,844)	(6,611)	(68,726)
Net increase in share activity	2,678	$24,906	35,171	$360,902

(a)	96% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
17
Invesco SMA High Yield Bond Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Securities Funds (Invesco Investment Securities Funds) and Shareholders of Invesco SMA High Yield Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco SMA High Yield Bond Fund (one of the funds constituting AIM Investment Securities Funds (Invesco Investment Securities Funds), referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the years ended February 28, 2026 and 2025, and for the period March 1, 2023 (commencement date) through February 29, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year ended February 28, 2026, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the years ended February 28, 2026 and 2025, and for the period March 1, 2023 (commencement date) through February 29, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agents and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
18
Invesco SMA High Yield Bond Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2026:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$39,004
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	94.41%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
19
Invesco SMA High Yield Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
20
Invesco SMA High Yield Bond Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
SMAHYB-NCSR

Annual Financial Statements and Other Information
February 28, 2026
Invesco U.S. Government Money Portfolio
Nasdaq:
Invesco Cash Reserve: GMQXX ■ C: GMCXX ■ R: GMLXX ■ Y: OMBXX ■ R6: GMRXX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
13	Report of Independent Registered Public Accounting Firm
14	Tax Information
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-16.04%
Federal Farm Credit Bank (FFCB)-14.14%
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	05/21/2026	$6,000	$6,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	06/03/2026	7,000	7,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	08/26/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/09/2026	3,500	3,500,000
Federal Farm Credit Bank (1 mo. EFFR + 0.05%)(a)	3.69%	09/17/2026	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	10/06/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/15/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	11/23/2026	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/02/2026	7,000	7,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/09/2026	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/30/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	01/27/2027	3,500	3,500,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	02/03/2027	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	02/10/2027	7,000	7,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	03/11/2027	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/24/2027	9,000	9,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/26/2027	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	04/09/2027	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	05/13/2027	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	05/14/2027	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	05/27/2027	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	07/21/2027	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/02/2027	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/10/2027	3,500	3,500,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/22/2027	3,500	3,500,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	09/28/2027	6,500	6,500,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/01/2027	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	10/22/2027	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	11/03/2027	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	12/01/2027	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	02/17/2028	12,000	12,000,000
				159,500,000
Federal Home Loan Bank (FHLB)-1.90%
Federal Home Loan Bank (SOFR + 0.02%)(a)	3.70%	06/18/2026	11,500	11,500,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	3.82%	09/24/2026	5,000	5,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	3.79%	07/16/2027	5,000	5,000,000
				21,500,000
Total U.S. Government Sponsored Agency Securities (Cost $181,000,000)				181,000,000
U.S. Treasury Securities-13.56%
U.S. Treasury Bills-8.95%(b)
U.S. Treasury Bills	3.65%	03/24/2026	10,000	9,976,808
U.S. Treasury Bills	3.76%	03/31/2026	6,500	6,479,861
U.S. Treasury Bills	3.65%	04/14/2026	8,000	7,964,702
U.S. Treasury Bills	4.09%	04/16/2026	5,000	4,974,828
U.S. Treasury Bills	4.08%	06/11/2026	6,000	5,933,105
U.S. Treasury Bills	3.64%	06/16/2026	13,000	12,861,093
U.S. Treasury Bills	3.64%	06/23/2026	15,000	14,829,237
U.S. Treasury Bills	4.08%-4.12%	07/09/2026	12,000	11,829,050
U.S. Treasury Bills	3.59%-3.92%	08/06/2026	16,500	16,233,551
U.S. Treasury Bills	3.59%	08/13/2026	10,000	9,838,566
				100,920,801
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Floating Rate Notes-0.44%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(a)	3.80%	04/30/2027	$5,000	$5,001,399
U.S. Treasury Notes-4.17%
U.S. Treasury Notes	0.75%	04/30/2026	5,000	4,973,579
U.S. Treasury Notes	4.13%	06/15/2026	6,000	6,000,789
U.S. Treasury Notes	4.63%	06/30/2026	13,000	13,018,978
U.S. Treasury Notes	4.50%	07/15/2026	5,000	5,010,784
U.S. Treasury Notes	4.63%	11/15/2026	6,000	6,040,810
U.S. Treasury Notes	4.00%	01/15/2027	12,000	12,046,736
				47,091,676
Total U.S. Treasury Securities (Cost $153,013,876)				153,013,876
U.S. Government Sponsored Agency Mortgage-Backed Securities-3.77%
Federal Home Loan Mortgage Corp. (FHLMC)-1.15%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/04/2026	6,000	6,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/29/2026	4,000	4,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/14/2027	3,000	3,000,000
				13,000,000
Federal National Mortgage Association (FNMA)-2.62%
Federal National Mortgage Association (SOFR + 0.10%)(a)	3.78%	06/18/2026	4,000	4,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	08/21/2026	8,500	8,500,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	09/11/2026	3,500	3,500,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	10/23/2026	5,000	5,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	12/11/2026	3,000	3,000,000
Federal National Mortgage Association (SOFR + 0.26%)(a)	3.94%	11/05/2027	5,500	5,512,559
				29,512,559
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $42,512,559)				42,512,559
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-33.37% (Cost $376,526,435)				376,526,435
			Repurchase Amount
Repurchase Agreements-66.43%(c)
Banco Santander, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage-backed securities valued at $1,020,312,902; 1.66% - 8.50%; 08/15/2026 - 03/15/2067)	3.68%	03/02/2026	100,030,667	100,000,000
Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.50% - 7.00%; 03/01/2027 - 10/20/2065)	3.68%	03/02/2026	100,030,667	100,000,000
BMO Capital Markets Corp., joint term agreement dated 02/27/2026, aggregate maturing value of $1,505,874,167 (collateralized by agency mortgage-backed securities valued at $1,530,000,003; 2.50% - 7.00%; 12/20/2038 - 05/20/2075)(d)	3.71%	04/06/2026	25,097,903	25,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,500,785,419 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,000; 0.00% - 8.00%; 03/17/2026 - 08/20/2065)(d)(e)	3.77%	03/02/2026	25,007,854	25,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,089; 0.00% - 6.25%; 02/28/2026 - 08/15/2055)(d)(e)	3.77%	03/02/2026	10,003,142	10,000,000
BofA Securities, Inc., joint term agreement dated 09/11/2025, aggregate maturing value of $515,520,833 (collateralized by U.S. Treasury obligations valued at $510,000,204; 0.00% - 6.25%; 02/28/2026 - 05/15/2054)	3.75%	07/07/2026	5,155,208	5,000,000
Citigroup Global Markets, Inc., joint term agreement dated 09/04/2025, aggregate maturing value of $50,754,799 (collateralized by agency mortgage-backed securities valued at $49,980,001; 1.75% - 4.64%; 06/15/2027 - 11/25/2061)	3.86%	08/05/2026	12,429,747	12,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 10/20/2025, aggregate maturing value of $20,296,250 (collateralized by U.S. Treasury obligations valued at $20,702,187; 0.13% - 4.75%; 01/31/2027 - 11/15/2054)	3.95%	03/04/2026	16,237,000	16,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,072,139 (collateralized by U.S. Treasury obligations valued at $714,000,333; 4.63% - 5.00%; 09/30/2028 - 05/15/2055)(f)	3.71%	03/12/2026	$10,001,031	$10,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,217,000 (collateralized by U.S. Treasury obligations valued at $714,000,294; 1.25% - 5.00%; 09/30/2028 - 08/15/2054)(g)	3.72%	03/16/2026	10,003,100	10,000,000
Mizuho Securities (USA) LLC, joint agreement dated 02/27/2026, aggregate maturing value of $650,199,333 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $663,000,065; 0.75% - 4.63%; 05/31/2026 - 02/15/2035)	3.68%	03/02/2026	100,030,667	100,000,000
RBC Dominion Securities Inc., joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,312,840; 0.00% - 7.50%; 07/15/2026 - 10/20/2065)	3.68%	03/02/2026	75,023,000	75,000,000
RBC Dominion Securities Inc., joint term agreement dated 10/27/2025, aggregate maturing value of $15,440,213 (collateralized by U.S. Treasury obligations valued at $15,507,263; 0.13% - 4.63%; 04/30/2026 - 02/15/2053)(d)	3.87%	07/27/2026	12,352,170	12,000,000
RBC Dominion Securities Inc., joint term agreement dated 10/27/2025, aggregate maturing value of $733,694,825 (collateralized by U.S. Treasury obligations valued at $737,110,776; 0.00% - 4.88%; 04/14/2026 - 11/15/2055)(d)	3.87%	07/24/2026	12,348,300	12,000,000
Royal Bank of Canada, joint term agreement dated 09/29/2025, aggregate maturing value of $2,075,086,640 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,078,208,705; 0.00% - 7.00%; 03/17/2026 - 03/01/2063)(d)	3.69%	09/01/2026	11,378,840	11,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/27/2026, aggregate maturing value of $5,301,625,333 (collateralized by agency mortgage-backed securities valued at $5,605,743,280; 2.00% - 6.50%; 10/20/2042 - 12/20/2055)	3.68%	03/02/2026	121,437,229	121,400,000
TD Securities (USA) LLC, joint agreement dated 02/27/2026, aggregate maturing value of $950,291,333 (collateralized by agency mortgage-backed securities valued at $969,000,001; 1.75% - 7.71%; 05/25/2028 - 11/16/2065)	3.68%	03/02/2026	55,016,867	55,000,000
TD Securities (USA) LLC, joint term agreement dated 02/25/2026, aggregate maturing value of $480,345,333 (collateralized by agency mortgage-backed securities valued at $489,600,000; 2.50% - 5.16%; 11/20/2051 - 11/20/2055)	3.70%	03/04/2026	50,035,972	50,000,000
Total Repurchase Agreements (Cost $749,400,000)				749,400,000
TOTAL INVESTMENTS IN SECURITIES(h)-99.80% (Cost $1,125,926,435)				1,125,926,435
OTHER ASSETS LESS LIABILITIES-0.20%				2,260,547
NET ASSETS-100.00%				$1,128,186,982
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
(h)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco U.S. Government Money Portfolio

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value and cost	$376,526,435
Repurchase agreements, at value and cost	749,400,000
Cash	10,954
Receivable for:
Fund shares sold	871,782
Interest	3,628,625
Investment for trustee deferred compensation and retirement plans	119,629
Other assets	1,622
Total assets	1,130,559,047
Liabilities:
Payable for:
Fund shares reacquired	1,636,359
Dividends	52,952
Accrued fees to affiliates	409,979
Accrued trustees’ and officers’ fees and benefits	5,358
Accrued operating expenses	103,679
Trustee deferred compensation and retirement plans	163,738
Total liabilities	2,372,065
Net assets applicable to shares outstanding	$1,128,186,982
Net assets consist of:
Shares of beneficial interest	$1,128,386,769
Distributable earnings (loss)	(199,787)
$1,128,186,982
Net Assets:
Invesco Cash Reserve	$46,920,483
Class C	$7,164,297
Class R	$12,849,676
Class Y	$1,058,229,483
Class R6	$3,023,043
Shares outstanding, no par value, unlimited number of shares authorized:
Invesco Cash Reserve	46,921,745
Class C	7,164,447
Class R	12,850,032
Class Y	1,058,255,286
Class R6	3,023,084
Net asset value, offering and redemption price per share for each class	$1.00
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco U.S. Government Money Portfolio

Statement of Operations
For the year ended February 28, 2026
Investment income:
Interest	$48,659,885
Expenses:
Advisory fees	4,315,374
Administrative services fees	506,069
Custodian fees	25,383
Distribution fees:
Invesco Cash Reserve	73,101
Class C	68,981
Class R	66,551
Transfer agent fees - Invesco Cash Reserve, C, R and Y	2,282,709
Transfer agent fees - R6	588
Trustees’ and officers’ fees and benefits	23,231
Registration and filing fees	85,558
Reports to shareholders	118,212
Professional services fees	58,059
Other	6,233
Total expenses	7,630,049
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(1,113,977)
Net expenses	6,516,072
Net investment income	42,143,813
Net realized gain from unaffiliated investment securities	44,741
Net increase in net assets resulting from operations	$42,188,554
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco U.S. Government Money Portfolio

Statement of Changes in Net Assets
For the year ended February 28, 2026 and 2025
	2026	2025
Operations:
Net investment income	$42,143,813	$53,900,252
Net realized gain	44,741	10,710
Net increase in net assets resulting from operations	42,188,554	53,910,962
Distributions to shareholders from distributable earnings:
Invesco Cash Reserve	(1,713,318)	(2,290,386)
Class C	(182,651)	(229,409)
Class R	(421,234)	(548,072)
Class Y	(39,754,455)	(50,820,762)
Class R6	(72,155)	(11,623)
Total distributions from distributable earnings	(42,143,813)	(53,900,252)
Share transactions-net:
Invesco Cash Reserve	(2,864,183)	(3,483,018)
Class C	1,225,517	(1,041,482)
Class R	(1,230,635)	1,199,202
Class Y	(45,026,060)	(51,719,495)
Class R6	2,760,848	250,022
Net increase (decrease) in net assets resulting from share transactions	(45,134,513)	(54,794,771)
Net increase (decrease) in net assets	(45,089,772)	(54,784,061)
Net assets:
Beginning of year	1,173,276,754	1,228,060,815
End of year	$1,128,186,982	$1,173,276,754
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco U.S. Government Money Portfolio

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets
Invesco Cash Reserve
Year ended 02/28/26	$1.00	$0.04	$0.00	$0.04	$(0.04)	$(0.04)	$1.00	3.57%	$46,920	0.69%	0.79%	3.51%
Year ended 02/28/25	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	4.42	49,782	0.73	0.87	4.34
Year ended 02/29/24	1.00	0.05	(0.00)	0.05	(0.05)	(0.05)	1.00	4.62	53,265	0.73	0.83	4.52
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	(0.02)	1.00	1.79	53,056	0.66	0.83	1.76
Year ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	1.00	0.01	53,481	0.07	0.83	0.00
Class C
Year ended 02/28/26	1.00	0.03	0.00	0.03	(0.03)	(0.03)	1.00	2.69	7,164	1.55	1.64	2.65
Year ended 02/28/25	1.00	0.03	0.00	0.03	(0.03)	(0.03)	1.00	3.54	5,939	1.58	1.72	3.49
Year ended 02/29/24	1.00	0.04	(0.00)	0.04	(0.04)	(0.04)	1.00	3.73	6,980	1.58	1.68	3.67
Year ended 02/28/23	1.00	0.01	(0.00)	0.01	(0.01)	(0.01)	1.00	1.18	7,822	1.27	1.68	1.14
Year ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	1.00	0.01	8,105	0.07	1.68	0.00
Class R
Year ended 02/28/26	1.00	0.03	0.00	0.03	(0.03)	(0.03)	1.00	3.21	12,850	1.04	1.14	3.16
Year ended 02/28/25	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	4.06	14,080	1.08	1.22	3.99
Year ended 02/29/24	1.00	0.04	(0.00)	0.04	(0.04)	(0.04)	1.00	4.25	12,881	1.08	1.18	4.17
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	(0.02)	1.00	1.53	6,791	0.93	1.18	1.48
Year ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	1.00	0.01	5,042	0.07	1.18	0.00
Class Y
Year ended 02/28/26	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	3.72	1,058,229	0.54	0.64	3.66
Year ended 02/28/25	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	4.58	1,103,214	0.58	0.72	4.49
Year ended 02/29/24	1.00	0.05	(0.00)	0.05	(0.05)	(0.05)	1.00	4.77	1,154,923	0.58	0.68	4.67
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	(0.02)	1.00	1.91	1,224,628	0.53	0.68	1.88
Year ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	1.00	0.01	1,283,313	0.07	0.68	0.00
Class R6
Year ended 02/28/26	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	3.83	3,023	0.44	0.47	3.76
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	(0.05)	1.00	4.70	262	0.48	0.53	4.59
Year ended 02/29/24	1.00	0.05	(0.00)	0.05	(0.05)	(0.05)	1.00	4.91	12	0.48	0.52	4.77
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	(0.02)	1.00	1.99	10	0.45	0.51	1.97
Year ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	1.00	0.01	10	0.07	0.53	0.00

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco U.S. Government Money Portfolio

Notes to Financial Statements
February 28, 2026
NOTE 1—Significant Accounting Policies
Invesco U.S. Government Money Portfolio (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.
The Fund’s investment objective is to seek income consistent with stability of principal.
The Fund currently consists of five different classes of shares: Invesco Cash Reserve, Class C, Class R, Class Y and Class R6. Class Y shares are available only to certain investors. Class C shares are sold with a contingent deferred sales charges ("CDSC"). Invesco Cash Reserve, Class R, Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Invesco Cash Reserve shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule") and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/ or repurchase agreements collateralized fully by cash or Government Securities. The Board of Trustees has elected not to subject the Fund to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.
Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
9
Invesco U.S. Government Money Portfolio

G.
Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Effective January 1, 2026, under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
All Assets	0.15%
Prior to January 1, 2026, the Fund accrued daily and paid monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.450%
Next $500 million	0.425%
Next $500 million	0.400%
Next $1.5 billion	0.375%
Over $3 billion	0.350%
*The advisory fee paid by the Fund was reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended February 28, 2026, the effective advisory fees incurred by the Fund was 0.37%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.
The Adviser has contractually agreed, through June 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Invesco Cash Reserve, Class C, Class R, Class Y, and Class R6 shares to 0.73%, 1.58%, 1.08%, 0.58%, and 0.48%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the year ended February 28, 2026, the Adviser contractually waived class level expenses of $32,647, $4,501, $8,909, $725,289 and $553, of Invesco Cash Reserve, Class C, Class R, Class Y and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
10
Invesco U.S. Government Money Portfolio

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Invesco Cash Reserve, Class C, Class R, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Invesco Cash Reserve, Class C and Class R shares (collectively the “Plans”). The Fund pursuant to the Plans, pays IDI compensation at the annual rate of 0.15% of the average daily net assets of Invesco Cash Reserve shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund plans. Expenses under this agreement are shown as Distribution fees in the Statement of Operations.
CDSC are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2026, IDI advised the Fund that IDI imposed CDSC on redemptions by shareholders for Invesco Cash Reserve and Class C shares of $640 and 332, respectively.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2026, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $342,078.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Years Ended February 28, 2026 and February 28, 2025:
	2026	2025
Ordinary income*	$42,143,813	$53,900,252

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2026
Temporary book/tax differences	$(157,519)
Capital loss carryforward	(42,268)
Shares of beneficial interest	1,128,386,769
Total net assets	$1,128,186,982
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
11
Invesco U.S. Government Money Portfolio

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2026 as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$42,268	$-	$42,268

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, on February 28, 2026, undistributed net investment income was increased by $27,376 and shares of beneficial interest was decreased by $27,376. This reclassification had no effect on the net assets of the Fund.
NOTE 9—Share Information
	Summary of Share Activity
	Years ended February 28,
	2026		2025
	Shares	Amount	Shares	Amount
Sold:
Invesco Cash Reserve	28,210,981	$28,210,981	31,023,752	$31,023,752
Class C	4,573,088	4,573,088	1,899,704	1,899,704
Class R	5,017,984	5,017,984	6,844,859	6,844,859
Class Y	198,978,499	198,978,499	194,136,716	194,136,716
Class R6	5,378,441	5,378,441	3,439,456	3,439,456
Issued as reinvestment of dividends:
Invesco Cash Reserve	1,612,889	1,612,889	2,173,382	2,173,382
Class C	180,240	180,240	224,767	224,767
Class R	416,828	416,828	542,800	542,800
Class Y	38,930,879	38,930,879	49,765,807	49,765,807
Class R6	71,783	71,783	11,167	11,167
Automatic Conversion of Class C shares to Invesco Cash Reserve shares:
Invesco Cash Reserve	386,283	386,283	590,294	590,294
Class C	(386,283)	(386,283)	(590,294)	(590,294)
Reacquired:
Invesco Cash Reserve	(33,074,336)	(33,074,336)	(37,270,446)	(37,270,446)
Class C	(3,141,528)	(3,141,528)	(2,575,659)	(2,575,659)
Class R	(6,665,447)	(6,665,447)	(6,188,457)	(6,188,457)
Class Y	(282,935,438)	(282,935,438)	(295,622,018)	(295,622,018)
Class R6	(2,689,376)	(2,689,376)	(3,200,601)	(3,200,601)
Net increase (decrease) in share activity	(45,134,513)	$(45,134,513)	(54,794,771)	$(54,794,771)
12
Invesco U.S. Government Money Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Securities Funds (Invesco Investment Securities Funds) and Shareholders of Invesco U.S. Government Money Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco U.S. Government Money Portfolio (one of the funds constituting AIM Investment Securities Funds (Invesco Investment Securities Funds), referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
13
Invesco U.S. Government Money Portfolio

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2026:
Federal and State Income Tax
Qualified Business Income*	0.00%
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
Business Interest Income*	99.94%
U.S. Treasury Obligations*	14.30%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
14
Invesco U.S. Government Money Portfolio

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco U.S. Government Money Portfolio

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
O-GMKT-NCSR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: May 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: May 7, 2026

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: May 7, 2026